Delaware Life Variable Account F — Regatta

Financial Statements as of and for the Year Ended December 31, 2023 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2023

Page(s)

Report of Independent Registered Public Accounting Firm	1-8

Financial Statements

Statement of Assets and Liabilities	9-17

Statements of Operations	18-79

Statements of Changes in Net Assets	80-173

Notes to the Financial Statements	174-213

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life Variable Account F - Regatta (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub- Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) (1)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)

AB VPS Relative Value Portfolio Class B Sub-Account (A71) (1)(2)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)

AB VPS Large Cap Growth (Class B) Sub-Account (AC4) (1)

AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19) (1)

AB VPS Discovery Value Portfolio (Class B) Sub-Account (A74) (1)(3)

American Funds Growth Fund - Class 4 Sub-Account (AP0) (1)

American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1) (1)

American Funds International Fund - Class 4 Sub-Account (AQ2) (1)

American Funds IS Asset Allocation - Class 4 Sub-Account (AS3) (1)

American Funds IS Global Growth - Class 4 Sub-Account (AS6) (1)

American Funds New World Fund - Class 4 Sub-Account (AQ3) (1)

AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1) (1)

BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21) (1)

BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19) (1)

BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20) (1)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)

BlackRock Large Cap Growth Equity V.I. Fund Class III Sub Account (B22) (1)(4)

BlackRock Total Return V.I. Fund Class III Sub-Account (B23) (1)

ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33) (1)

ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34) (1)

ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35) (1)

Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account (C89) (1)

CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account (C90) (1)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)

Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91) (1)

Columbia VP Balanced Fund Class 2 Sub-Account (C92) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17) (1)

First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18) (1)

First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19) (1)

Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36) (1)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)

Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)

Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18) (1)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (1)

Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21)

(1) Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)

Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03) (1)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)

Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)

Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17) (1)

Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19) (1)

Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20) (1)

Invesco V.I. S&P 500 Index Class II Sub-Account (V21) (1)

Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1) (1)

Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2) (1)

Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3) (1)

Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4) (1)

LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88) (1)(8)

JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1) (5)

JPMorgan Insurance Trust Income Builder – Class 2 Sub-Account (JF0) (5)

LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94) (1)(9)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)

Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42) (1)

Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16) (1)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18) (1)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17) (1)

Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Investors Trust Series - Service Class Sub-Account (M10) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)

MFS VIT I Research Series Service Class Sub-Account (M82) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)

MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)

MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)

MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

MFS VIT II Technology Portfolio I Class Sub-Account (ME4) (1)

MFS VIT II Technology Portfolio S Class Sub-Account (MA2) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)

MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)

MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)

MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)

MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)

MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)

Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46) (6)

Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) (10)

Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account (U43) (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II Sub-Account (U41) (1)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)

Invesco V.I. Global Fund, Series II Sub-Account (O20) (1)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21) (1)

Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)

PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)

PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)

PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (1)

PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68) (1)

Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (7)

Putnam VT Large Cap Value Fund Class IB Sub-Account (P72) (1)

Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88) (1)

Putnam VT Global Health Care Fund - Class IB Sub-Account (P89) (1)

Putnam VT Income Fund - Class IB Sub-Account (P95) (1)

Putnam VT Research Fund - Class IB Sub-Account (P79) (1)

Putnam VT Sustainable Future Fund Class IB Sub-Account (P80) (1)

Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81) (1)

T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD) (1)

T. Rowe Price Equity Income Portfolio II Sub-Account (TBE) (1)

T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF) (1)

TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1) (1)

TOPS Balanced ETF Portfolio Sub-Account (TP2) (1)

TOPS Conservative ETF Portfolio Sub-Account (TP3) (1)

TOPS Growth ETF Portfolio Sub-Account (TP4) (1)

TOPS Moderate Growth ETF Portfolio Sub-Account (TP5) (1)

Wanger Select Fund Sub-Account (W41) (7)

Wanger Acorn Sub-Account (W42) (1)

Western Asset Variable Core Bond Plus II Sub-Account (W50) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class B).
(3)	Formerly AB VPS Small/Mid Cap Value Portfolio (Class B).
(4)	Formerly BlackRock Large Cap Focus Growth V.I. Fund Class III.
(5)	Statements of operations and changes in net assets for the period January 1, 2023 to April 25, 2023 and statement of changes in net assets for the year ended December 31, 2022.
(6)	Statements of operations and changes in net assets for the period January 1, 2023 to July 25, 2023 and statement of changes in net assets for the year ended December 31, 2022.
(7)	Statements of operations and changes in net assets for the period January 1, 2023 to April 21, 2023 and statement of changes in net assets for the year ended December 31, 2022.
(8)	Formerly JPMorgan Insurance Trust Core Bond Portfolio Class 2
(9)	Formerly JPMorgan Insurance Trust U.S. Equity Portfolio Class 2
(10)	Statements of operations and changes in net assets for the period January 1, 2023 to September 18, 2023 and statement of changes in net assets for the year ended December 31, 2022.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)	3,206,608	$31,040,984	$27,673,016	$—	$27,673,016	$2,402	$27,670,614
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	5,311,148	55,603,640	47,269,214	—	47,269,214	4,145	47,265,069
AB VPS Relative Value Portfolio Class B Sub-Account (A71) ²	27,539	853,934	792,574	—	792,574	52	792,522
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2)	163,833	3,305,752	2,839,227	—	2,839,227	257	2,838,970
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	1,318,203	17,367,771	19,390,768	16,587	19,407,355	1,778	19,405,577
AB VPS Large Cap Growth (Class B) Sub-Account (AC4)	193,715	13,432,019	12,971,146	—	12,971,146	857	12,970,289
AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19)	439,397	4,210,953	3,501,997	—	3,501,997	234	3,501,763
AB VPS Discovery Value Portfolio (Class B) Sub-Account (A74) ²	904,669	15,316,971	15,777,430	2,153	15,779,583	1,304	15,778,279
American Funds Growth Fund - Class 4 Sub-Account (AP0)	421,598	41,454,629	40,346,932	—	40,346,932	2,678	40,344,254
American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1)	324,613	18,035,104	18,613,294	—	18,613,294	1,231	18,612,063
American Funds International Fund - Class 4 Sub-Account (AQ2)	208,971	3,871,643	3,579,668	—	3,579,668	236	3,579,432
American Funds IS Asset Allocation - Class 4 Sub-Account (AS3)	3,195,041	77,929,934	74,572,239	—	74,572,239	4,924	74,567,315
American Funds IS Global Growth - Class 4 Sub-Account (AS6)	306,902	11,084,991	10,152,309	—	10,152,309	670	10,151,639
American Funds New World Fund - Class 4 Sub-Account (AQ3)	104,067	2,862,632	2,596,471	—	2,596,471	172	2,596,299
AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1)	850,474	10,659,906	10,290,728	—	10,290,728	676	10,290,052
BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21)	829,839	10,647,602	10,912,389	—	10,912,389	722	10,911,667
BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19)	368,861	2,805,427	2,991,464	—	2,991,464	197	2,991,267
BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20)	170,460	1,857,489	1,806,874	—	1,806,874	119	1,806,755
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	21,117,873	298,820,149	275,165,886	101,465	275,267,351	24,323	275,243,028
BlackRock Large Cap Growth Equity V.I. Fund Class III Sub Account (B22) ²	56,317	832,522	1,034,534	—	1,034,534	69	1,034,465
BlackRock Total Return V.I.Fund Class III Sub-Account (B23)	80,024	835,866	808,247	—	808,247	53	808,194
ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33)	115,612	2,748,190	2,609,341	—	2,609,341	173	2,609,168
ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34)	11,593	640,006	668,098	—	668,098	44	668,054
ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35)	66,762	1,550,426	1,371,955	—	1,371,955	91	1,371,864
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)	973	12,749	12,469	—	12,469	1	12,468
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	2,064	38,987	76,947	—	76,947	7	76,940
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	1,192,998	26,150,574	42,971,788	57,463	43,029,251	4,010	43,025,241
CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account (C89)	909	45,784	53,616	—	53,616	5	53,611
CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account (C90)	239,107	8,468,390	13,643,422	7,024	13,650,446	1,272	13,649,174
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	239,274	2,833,253	3,163,201	—	3,163,201	295	3,162,906
Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91)	174,637	6,147,255	6,538,417	—	6,538,417	432	6,537,985
Columbia VP Balanced Fund Class 2 Sub-Account (C92)	314,961	12,067,802	13,124,433	—	13,124,433	868	13,123,565
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	4,040,110	78,733,713	87,023,979	—	87,023,979	8,773	87,015,206
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	2,308,868	89,044,899	108,124,295	34,682	108,158,977	9,898	108,149,079
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	124,131	1,564,273	1,392,755	—	1,392,755	134	1,392,621
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	609,882	7,681,795	6,958,752	—	6,958,752	829	6,957,923
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	988,146	13,001,673	12,253,016	—	12,253,016	1,085	12,251,931
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	1,566,744	47,382,257	54,350,348	87,654	54,438,002	5,018	54,432,984
First Eagle Overseas Variable Fund Sub-Account (FE3)	6,727,878	163,177,934	152,050,034	94,923	152,144,957	13,645	152,131,312
First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17)	139,575	1,785,791	1,891,240	—	1,891,240	125	1,891,115
First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18)	50,298	585,118	627,722	—	627,722	41	627,681
First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19)	587,205	7,943,700	7,774,592	—	7,774,592	515	7,774,077
Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36)	58,640	809,692	840,895	—	840,895	56	840,839
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	1,719,768	15,798,342	14,153,689	1,455	14,155,144	1,338	14,153,806
Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23)	65,852	565,494	546,570	—	546,570	36	546,534
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	3,693,353	46,109,564	52,593,345	—	52,593,345	17,311	52,576,034
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	3,630,047	19,522,188	17,787,231	—	17,787,231	1,596	17,785,635
Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18)	393,306	1,954,614	2,005,862	—	2,005,862	133	2,005,729
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	141,421	2,027,740	1,856,858	510	1,857,368	190	1,857,178
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	856,983	8,824,902	10,275,231	—	10,275,231	1,810	10,273,421
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	2,599,919	38,279,254	36,918,847	—	36,918,847	3,791	36,915,056
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	1,273,722	19,469,113	18,685,513	—	18,685,513	1,254	18,684,259
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	5,832,739	90,347,571	89,415,886	2,815	89,418,701	8,197	89,410,504
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	69,369	1,076,092	1,077,294	—	1,077,294	74	1,077,220
Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21)	153,231	4,352,715	4,131,107	—	4,131,107	273	4,130,834
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	1,156,565	14,136,105	15,347,623	477	15,348,100	1,417	15,346,683
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	152,874	2,101,310	2,121,890	—	2,121,890	146	2,121,744

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	794,007	$7,894,314	$7,154,003	$905	$7,154,908	$653	$7,154,255
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	6,479	67,867	60,323	—	60,323	6	60,317
Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03)	138,446	2,960,511	2,728,779	—	2,728,779	180	2,728,599
Invesco V.I. American Value Fund Series II Sub-Account (V35)	222,214	3,037,045	3,050,995	404	3,051,399	287	3,051,112
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	895,855	13,803,157	17,540,845	—	17,540,845	1,636	17,539,209
Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3)	238,992	1,497,481	1,355,086	—	1,355,086	89	1,354,997
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	5,513,906	91,973,473	90,207,509	26,076	90,233,585	7,423	90,226,162
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	43,936	1,440,846	1,470,533	—	1,470,533	137	1,470,396
Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17)	61,572	3,710,853	3,325,524	—	3,325,524	221	3,325,303
Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19)	40,421	1,012,255	969,694	—	969,694	64	969,630
Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20)	294,473	7,534,775	7,411,897	—	7,411,897	491	7,411,406
Invesco V.I. S&P 500 Index Class II Sub-Account (V21)	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1)	1,668,008	76,923,299	80,147,768	—	80,147,768	5,295	80,142,473
Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2)	42,178	2,881,232	2,883,696	—	2,883,696	190	2,883,506
Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3)	407,391	5,668,806	6,542,703	—	6,542,703	431	6,542,272
Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4)	77,824	1,254,705	1,301,215	—	1,301,215	86	1,301,129
LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88) ²	3,294,856	35,612,154	32,114,961	—	32,114,961	2,845	32,112,116
JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1) ¹	—	—	—	—	—	—	—
JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account (JF0) ¹	—	—	—	—	—	—	—
LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94) ²	338,704	11,208,485	12,524,253	—	12,524,253	1,126	12,523,127
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	1,001,629	18,373,089	20,863,935	6,145	20,870,080	1,884	20,868,196
Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42)	29,639	379,772	355,083	—	355,083	23	355,060
Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16)	415,459	4,809,379	4,287,533	—	4,287,533	283	4,287,250
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)	1,670,493	19,839,716	14,900,798	—	14,900,798	1,973	14,898,825
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	1,401,079	20,788,210	23,524,112	291	23,524,403	2,212	23,522,191
Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19)	125,292	1,700,701	1,632,550	—	1,632,550	108	1,632,442
MFS VIT Total Return Series Initial Class Sub-Account (M07)	10,148,213	238,396,881	236,047,442	—	236,047,442	842,430	235,205,012
MFS VIT Total Return Series Service Class Sub-Account (M35)	8,789,083	203,210,646	199,336,376	32,688	199,369,064	17,879	199,351,185
MFS VIT I Growth Series Initial Class Sub-Account (M31)	2,258,612	125,688,655	136,171,729	673,385	136,845,114	10,643	136,834,471
MFS VIT I Growth Series Service Class Sub-Account (M80)	384,230	21,890,304	21,393,924	—	21,393,924	6,939	21,386,985
MFS VIT I Investors Trust Series - Service Class Sub-Account (M10)	5,431	194,663	191,588	—	191,588	13	191,575
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	2,134,897	20,700,608	18,296,063	7,752	18,303,815	1,453	18,302,362
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	3,414,292	29,557,421	25,334,045	17,713	25,351,758	2,203	25,349,555
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	2,744,730	47,369,213	35,516,805	1,564	35,518,369	2,855	35,515,514
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	2,976,812	40,335,999	30,065,809	—	30,065,809	7,610	30,058,199
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	25,352,015	326,187,014	290,787,617	54,347	290,841,964	25,473	290,816,491
MFS VIT I Research Series Service Class Sub-Account (M82)	2,755,475	79,004,857	86,301,486	1,903	86,303,389	7,940	86,295,449
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	2,088,910	65,420,118	67,367,355	73,914	67,441,269	5,274	67,435,995
MFS VIT I Utilities Series Service Class Sub-Account (M40)	1,073,061	34,043,345	33,844,344	1,310	33,845,654	3,008	33,842,646
MFS VIT I Value Series Initial Class Sub-Account (M83)	7,629,019	151,179,683	162,269,238	88,861	162,358,099	14,141	162,343,958
MFS VIT I Value Series Service Class Sub-Account (M08)	3,723,314	71,386,304	77,109,845	45,326	77,155,171	6,967	77,148,204
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	3,946,074	204,406,018	218,809,783	23,750	218,833,533	17,049	218,816,484
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	770,706	39,688,288	42,126,776	—	42,126,776	7,834	42,118,942
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	3,161,620	35,662,126	30,067,003	9,691	30,076,694	2,386	30,074,308

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	8,486,260	$93,339,800	$79,516,256	$4,042	$79,520,298	$7,139	$79,513,159
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	3,148,489	78,995,064	87,118,687	12,911	87,131,598	6,905	87,124,693
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	1,717,435	44,224,118	46,628,383	2,016	46,630,399	3,991	46,626,408
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	783,878	11,133,363	9,767,119	2,845	9,769,964	776	9,769,188
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	862,309	11,739,660	10,554,660	167	10,554,827	951	10,553,876
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	554,247	5,779,300	4,882,919	2,236	4,885,155	392	4,884,763
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	57,095	578,861	491,587	—	491,587	46	491,541
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	1,422,548	37,412,819	38,465,710	60,030	38,525,740	2,981	38,522,759
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	315,176	8,725,021	8,452,994	—	8,452,994	615	8,452,379
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	2,070,267	58,990,487	65,813,802	383,842	66,197,644	5,068	66,192,576
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	104,002	2,956,901	3,287,513	—	3,287,513	2,846	3,284,667
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	1,993,100	29,760,924	27,165,957	109,788	27,275,745	2,119	27,273,626
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	24,774,814	363,588,978	330,496,021	112,143	330,608,164	28,511	330,579,653
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	4,246,215	51,699,809	46,156,359	9,670	46,166,029	3,605	46,162,424
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	9,184,019	111,753,366	99,371,091	3,982	99,375,073	8,983	99,366,090
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	5,871,907	31,846,850	29,359,537	105,506	29,465,043	2,306	29,462,737
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	4,478,258	24,017,429	22,122,596	—	22,122,596	17,220	22,105,376
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	1,815,958	25,520,225	26,640,109	14,152	26,654,261	2,112	26,652,149
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	752,523	10,278,145	10,858,902	20,084	10,878,986	991	10,877,995
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	962,213	25,663,525	28,289,062	14,059	28,303,121	2,206	28,300,915
MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)	1,918,250	53,796,533	55,303,156	9,659	55,312,815	5,169	55,307,646
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	12,661,740	261,192,354	286,535,182	1,099,403	287,634,585	22,230	287,612,355
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	1,275,346	26,231,606	28,185,139	439	28,185,578	2,565	28,183,013
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	35,057,861	35,057,861	35,057,861	—	35,057,861	21,307	35,036,554
MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)	98,647,517	98,647,517	98,647,517	1,710	98,649,227	8,726	98,640,501
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	881,622	13,849,685	14,881,778	1,761	14,883,539	1,169	14,882,370
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	1,629,976	25,443,512	27,106,494	—	27,106,494	6,365	27,100,129
MFS VIT II Income Portfolio I Class Sub-Account (MA5)	2,124,166	20,304,969	17,779,271	112,477	17,891,748	1,393	17,890,355
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	272,954	2,614,117	2,270,977	—	2,270,977	2,694	2,268,283
MFS VIT II Technology Portfolio I Class Sub-Account (ME4)	585,465	12,466,419	17,815,689	18,850	17,834,539	1,435	17,833,104
MFS VIT II Technology Portfolio S Class Sub-Account (MA2)	477,538	12,200,107	13,375,837	—	13,375,837	920	13,374,917

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	4,412,068	40,375,059	41,870,517	$29,090.00	$41,899,607	$3,852	$41,895,755
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	28,088,034	304,566,204	263,465,752	44,020	263,509,772	23,535	263,486,237
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	86,063	1,182,957	1,125,710	—	1,125,710	2,109	1,123,601
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	2,316,109	37,668,347	36,895,614	8,329	36,903,943	3,441	36,900,502
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	25,358,657	278,682,646	243,443,106	357,283	243,800,389	21,940	243,778,449
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	9,354,813	93,520,173	76,803,019	42,695	76,845,714	6,822	76,838,892
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	12,914,442	132,079,365	128,756,991	10,722	128,767,713	12,150	128,755,563
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	7,486,639	76,494,209	74,716,654	463	74,717,117	6,716	74,710,401
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	1,817,298	14,415,721	17,864,037	—	17,864,037	3,748	17,860,289
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	1,685,692	12,784,358	16,317,498	410	16,317,908	1,444	16,316,464
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	84,568,821	1,035,320,179	907,423,448	—	907,423,448	636,108	906,787,340
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	1,204,135	10,251,844	9,464,495	747	9,465,242	780	9,464,462
Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46) ¹	—	—	—	—	—	—	—
Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) ³	—	—	—	—	—	—	—
Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account (U43)	248,843	1,769,177	1,503,010	—	1,503,010	100	1,502,910
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II Sub-Account (U41)	293,410	2,644,291	2,491,053	—	2,491,053	165	2,490,888
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	2,427,228	21,945,215	24,587,824	—	24,587,824	1,854	24,585,970
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	1,117,878	4,081,679	4,527,405	331	4,527,736	422	4,527,314
Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19)	271,243	12,402,822	12,108,307	659	12,108,966	1,142	12,107,824
Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23)	741,073	11,748,104	11,182,785	—	11,182,785	909	11,181,876
Invesco V.I. Global Fund, Series II Sub-Account (O20)	272,954	9,985,781	9,689,880	530	9,690,410	888	9,689,522
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	5,800,695	115,622,531	103,078,334	—	103,078,334	17,141	103,061,193
Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)	145,684	3,270,177	3,831,482	—	3,831,482	373	3,831,109
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	30,124	211,699	210,266	—	210,266	19	210,247
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	1,502,165	15,193,665	13,594,594	—	13,594,594	1,254	13,593,340
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	1,129,349	11,627,049	10,390,008	—	10,390,008	899	10,389,109
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	537,002	3,958,756	2,932,032	—	2,932,032	198	2,931,834
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	2,967,847	19,004,854	15,877,981	44,465	15,922,446	1,461	15,920,985
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	460,052	5,579,469	4,853,544	1,170	4,854,714	454	4,854,260
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)	9,366	114,815	98,815	—	98,815	9	98,806
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5)	64,382	660,113	632,870	—	632,870	42	632,828
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	27,680,998	299,750,290	260,201,383	135,075	260,336,458	22,872	260,313,586
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,846,537	23,459,430	21,364,439	—	21,364,439	2,024	21,362,415
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	9,829,917	104,643,851	90,238,640	6,527	90,245,167	8,456	90,236,711
PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68)	603,943	6,349,758	5,544,194	—	5,544,194	366	5,543,828
Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) ¹	—	—	—	—	—	—	—
Putnam VT Large Cap Value Fund Class IB Sub-Account (P72)	681,512	17,603,105	19,641,178	—	19,641,178	1,665	19,639,513
Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88)	654,110	8,534,201	8,935,149	—	8,935,149	591	8,934,558
Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93)	141,299	2,428,465	2,523,603	—	2,523,603	167	2,523,436
Putnam VT Global Health Care Fund - Class IB Sub-Account (P89)	142,262	2,304,382	2,307,491	—	2,307,491	153	2,307,338
Putnam VT Income Fund - Class IB Sub-Account (P95)	115,699	1,074,955	959,145	—	959,145	63	959,082
Putnam VT Research Fund - Class IB Sub-Account (P79)	118,664	3,757,338	4,116,429	—	4,116,429	273	4,116,156
Putnam VT Sustainable Future Fund Class IB Sub-Account (P80)	70,585	962,392	1,043,243	—	1,043,243	69	1,043,174
Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81)	23,215	840,266	919,321	—	919,321	61	919,260
T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD)	172,110	6,697,526	7,493,675	—	7,493,675	496	7,493,179
T. Rowe Price Equity Income Portfolio II Sub-Account (TBE)	107,100	3,019,542	2,954,879	—	2,954,879	195	2,954,684
T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF)	97,515	5,215,693	5,056,178	—	5,056,178	335	5,055,843
TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1)	135,925	2,556,094	2,753,848	—	2,753,848	182	2,753,666
TOPS Balanced ETF Portfolio Sub-Account (TP2)	134,500	1,847,456	1,922,008	—	1,922,008	127	1,921,881
TOPS Conservative ETF Portfolio Sub-Account (TP3)	232,788	2,955,238	2,961,061	—	2,961,061	196	2,960,865
TOPS Growth ETF Portfolio Sub-Account (TP4)	73,476	1,354,560	1,463,639	—	1,463,639	97	1,463,542
TOPS Moderate Growth ETF Portfolio Sub-Account (TP5)	683,254	9,924,911	10,487,952	—	10,487,952	694	10,487,258
Wanger Select Fund Sub-Account (W41) ¹	—	—	—	—	—	—	—
Wanger Acorn Sub-Account (W42)	15,749	188,257	209,928	—	209,928	20	209,908
Western Asset Variable Core Bond Plus II Sub-Account (W50)	229,899	1,310,364	1,140,301	—	1,140,301	75	1,140,226

[1]	This Sub-Account was closed in 2023 due to merger. Refer to Note 1 in the Variable Account’s Notes to the Financial Statements for more information.
[2]	This Sub-Account had a name change in 2023. Refer to Note 1 in the Variable Account’s Notes to the Financial Statements for more information.
[3]	This Sub-Account was closed in 2023 due to liquidation. Refer to Note 1 in the Variable Account’s Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
AL1	1,753,083	$27,670,614	$—	$27,670,614
AO5	3,674,214	47,265,069	—	47,265,069
A71	69,890	792,522	—	792,522
AM2	259,829	2,838,970	—	2,838,970
A98	2,449,240	19,353,742	51,835	19,405,577
AC4	907,608	12,970,289	—	12,970,289
A19	481,963	3,501,763	—	3,501,763
A74	914,516	15,741,961	36,318	15,778,279
AP0	3,016,531	40,344,254	—	40,344,254
AQ1	1,463,434	18,612,063	—	18,612,063
AQ2	393,591	3,579,432	—	3,579,432
AS3	6,884,918	74,567,315	—	74,567,315
AS6	889,400	10,151,639	—	10,151,639
AQ3	253,072	2,596,299	—	2,596,299
AX1	1,011,153	10,290,052	—	10,290,052
B21	1,082,849	10,911,667	—	10,911,667
B19	296,711	2,991,267	—	2,991,267
B20	166,529	1,806,755	—	1,806,755
B18	14,489,368	274,666,823	576,205	275,243,028
B22	101,672	1,034,465	—	1,034,465
B23	91,451	808,194	—	808,194
L33	264,025	2,609,168	—	2,609,168
L34	58,919	668,054	—	668,054
L35	117,233	1,371,864	—	1,371,864
C71	383	12,468	—	12,468
C59	2,886	76,940	—	76,940
C60	1,656,505	42,824,609	200,632	43,025,241
C89	2,126	53,611	—	53,611
C90	558,446	13,522,895	126,279	13,649,174
C58	236,923	3,162,906	—	3,162,906
C91	528,425	6,537,985	—	6,537,985
C92	1,259,769	13,123,565	—	13,123,565
FD7	3,207,858	86,823,059	192,147	87,015,206
F24	3,045,303	107,761,817	387,262	108,149,079
F88	78,127	1,392,621	—	1,392,621
FB9	359,748	6,942,631	15,292	6,957,923
F15	589,083	12,251,931	—	12,251,931
F41	1,898,337	54,162,894	270,090	54,432,984
FE3	9,125,866	151,826,944	304,368	152,131,312
F17	176,112	1,891,115	—	1,891,115
F18	62,065	627,681	—	627,681
F19	748,251	7,774,077	—	7,774,077
L36	85,209	840,839	—	840,839
T21	918,485	14,129,918	23,888	14,153,806
S23	72,970	546,534	—	546,534

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
T20	2,499,454	$52,403,910	$172,124	$52,576,034
FE6	1,006,668	17,785,635	—	17,785,635
S18	202,333	2,005,729	—	2,005,729
T59	218,338	1,853,111	4,067	1,857,178
F56	409,091	10,225,088	48,333	10,273,421
F59	2,055,585	36,801,789	113,267	36,915,056
FF0	1,709,727	18,684,259	—	18,684,259
F54	3,040,585	89,292,866	117,638	89,410,504
FG8	95,257	1,077,220	—	1,077,220
S21	365,272	4,130,834	—	4,130,834
F53	306,209	15,328,654	18,029	15,346,683
FJ9	199,784	2,121,744	—	2,121,744
T28	515,004	7,132,569	21,686	7,154,255
FJ0	5,375	60,317	—	60,317
G03	190,093	2,728,599	—	2,728,599
V35	114,315	3,047,026	4,086	3,051,112
V13	673,014	17,509,449	29,760	17,539,209
AB3	140,646	1,354,997	—	1,354,997
V11	5,122,809	90,030,135	196,027	90,226,162
AC1	86,363	1,468,258	2,138	1,470,396
V17	396,535	3,325,303	—	3,325,303
V19	87,956	969,630	—	969,630
V20	685,426	7,411,406	—	7,411,406
V21	—	—	—	—
MV1	7,784,769	80,142,473	—	80,142,473
MV2	279,775	2,883,506	—	2,883,506
MV3	638,774	6,542,272	—	6,542,272
MV4	122,082	1,301,129	—	1,301,129
J88	3,228,763	32,112,116	—	32,112,116
JF1	—	—	—	—
JF0	—	—	—	—
J94	294,208	12,523,127	—	12,523,127
L11	1,930,479	20,839,841	28,355	20,868,196
L42	36,842	355,060	—	355,060
L16	449,391	4,287,250	—	4,287,250
L18	438,186	14,873,284	25,541	14,898,825
L17	699,255	23,497,710	24,481	23,522,191
L19	168,860	1,632,442	—	1,632,442
M07	13,434,634	231,400,385	3,804,627	235,205,012
M35	12,160,294	198,068,938	1,282,247	199,351,185
M31	2,298,822	134,759,834	2,074,637	136,834,471
M80	526,441	21,314,730	72,255	21,386,985
M10	17,662	191,575	—	191,575
MF1	957,870	18,144,144	158,218	18,302,362
M41	935,859	25,261,457	88,098	25,349,555

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
M05	1,775,607	$35,245,365	$270,149	$35,515,514
M42	1,507,837	30,003,970	54,229	30,058,199
M89	27,354,728	290,433,425	383,066	290,816,491
M82	2,800,574	86,199,317	96,132	86,295,449
M44	4,592,558	65,984,982	1,451,013	67,435,995
M40	2,469,252	33,756,108	86,538	33,842,646
M83	7,234,963	160,949,989	1,393,969	162,343,958
M08	3,332,985	76,774,564	373,640	77,148,204
MB6	3,665,833	214,985,326	3,831,158	218,816,484
MB7	873,443	41,946,135	172,807	42,118,942
MC0	1,273,633	29,766,438	307,870	30,074,308
MA0	4,362,277	79,368,137	145,022	79,513,159
MC2	1,739,623	86,406,024	718,669	87,124,693
MC1	1,685,893	46,547,328	79,080	46,626,408
MC3	343,257	9,710,617	58,571	9,769,188
MA1	669,421	10,546,897	6,979	10,553,876
MC4	324,296	4,831,310	53,453	4,884,763
MC5	41,539	491,541	—	491,541
MC6	613,110	38,085,290	437,469	38,522,759
MC7	528,698	8,448,694	3,685	8,452,379
MC8	1,530,936	64,996,646	1,195,930	66,192,576
MC9	106,847	3,203,621	81,046	3,284,667
MD0	826,983	27,023,513	250,113	27,273,626
M92	22,885,875	330,250,664	328,989	330,579,653
M96	2,548,982	45,555,798	606,626	46,162,424
MD2	8,471,324	98,977,458	388,632	99,366,090
MA6	1,022,975	28,989,923	472,814	29,462,737
MA3	951,567	21,960,655	144,721	22,105,376
M97	803,151	26,361,966	290,183	26,652,149
MD5	473,692	10,795,939	82,056	10,877,995
M98	558,725	27,942,447	358,468	28,300,915
M93	2,516,792	55,154,446	153,200	55,307,646
MD6	6,625,157	281,838,178	5,774,177	287,612,355
MB3	611,889	28,121,420	61,593	28,183,013
MD8	3,138,036	34,449,144	587,410	35,036,554
MD9	11,052,713	98,486,049	154,452	98,640,501
ME2	619,159	14,771,847	110,523	14,882,370
ME3	988,881	27,020,839	79,290	27,100,129
MA5	845,645	17,615,605	274,750	17,890,355
MA7	123,372	2,267,245	1,038	2,268,283
ME4	634,362	17,681,067	152,037	17,833,104
MA2	902,749	13,374,917	—	13,374,917
MF3	1,766,555	41,734,180	161,575	41,895,755
MF5	14,409,576	262,561,819	924,418	263,486,237

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
MF6	33,782	$1,122,757	$844	$1,123,601
MF7	1,750,353	36,808,190	92,312	36,900,502
MF9	8,393,104	243,189,664	588,785	243,778,449
MG1	7,203,737	76,720,844	118,048	76,838,892
MF2	12,577,002	128,303,054	452,509	128,755,563
MG2	7,498,815	74,682,373	28,028	74,710,401
MG3	571,568	17,813,733	46,556	17,860,289
MG4	623,872	16,312,320	4,144	16,316,464
MG6	37,477,004	906,195,633	591,707	906,787,340
MG7	471,520	9,443,904	20,558	9,464,462
V46	—	—	—	—
V45	—	—	—	—
U43	146,362	1,502,910	—	1,502,910
U41	258,575	2,490,888	—	2,490,888
V44	2,237,645	24,585,970	—	24,585,970
V43	144,005	4,523,964	3,350	4,527,314
O19	252,325	12,021,823	86,001	12,107,824
O23	1,003,083	11,181,876	—	11,181,876
O20	257,480	9,684,921	4,601	9,689,522
O21	2,426,931	102,676,428	384,765	103,061,193
O04	66,782	3,825,663	5,446	3,831,109
PH2	10,360	210,247	—	210,247
P08	787,454	13,593,340	—	13,593,340
PC0	743,945	10,389,109	—	10,389,109
P70	262,378	2,931,834	—	2,931,834
P10	2,297,572	15,836,168	84,817	15,920,985
PK8	167,233	4,831,763	22,497	4,854,260
P20	8,311	98,806	—	98,806
PM5	65,946	632,828	—	632,828
PD6	16,888,794	259,770,694	542,892	260,313,586
P06	1,316,280	21,338,058	24,357	21,362,415
P07	5,729,822	90,071,358	165,353	90,236,711
P68	572,065	5,543,828	—	5,543,828
PI3	—	—	—	—
P72	767,434	19,639,513	—	19,639,513
P88	811,323	8,934,558	—	8,934,558
P93	243,622	2,523,436	—	2,523,436
P89	174,133	2,307,338	—	2,307,338

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
P95	101,777	$959,082	$—	$959,082
P79	262,569	4,116,156	—	4,116,156
P80	126,822	1,043,174	—	1,043,174
P81	87,859	919,260	—	919,260
TBD	773,336	7,493,179	—	7,493,179
TBE	269,864	2,954,684	—	2,954,684
TBF	528,352	5,055,843	—	5,055,843
TP1	271,764	2,753,666	—	2,753,666
TP2	194,035	1,921,881	—	1,921,881
TP3	299,702	2,960,865	—	2,960,865
TP4	144,892	1,463,542	—	1,463,542
TP5	1,049,195	10,487,258	—	10,487,258
W41	—	—	—	—
W42	6,869	209,908	—	209,908
W50	120,713	1,140,226	—	1,140,226

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	AL1 Sub-Account	AO5 Sub-Account	A71 Sub-Account
Income:
Dividend income	$245,254	$284,126	$9,093
Expenses:
Mortality and expense risk charges	(331,464)	(576,931)	(6,041)
Distribution and administration charges	(105,748)	(183,939)	(2,467)

Net investment income (loss)	(191,958)	(476,744)	585

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,480,555)	(3,424,931)	(19,069)
Realized gain distributions	1,405,240	—	57,435

Net realized gains (losses)	(75,315)	(3,424,931)	38,366

Net change in unrealized appreciation (depreciation)	3,144,187	9,131,951	30,505

Net realized and change in unrealized gains (losses)	3,068,872	5,707,020	68,871

Net increase (decrease) in net assets from operations	$2,876,914	$5,230,276	$69,456

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	AM2 Sub-Account	A98 Sub-Account	AC4 Sub-Account
Income:
Dividend income	$—	$128,464	$—
Expenses:
Mortality and expense risk charges	(35,621)	(247,076)	(93,331)
Distribution and administration charges	(12,032)	(81,650)	(38,072)

Net investment income (loss)	(47,653)	(200,262)	(131,403)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(157,786)	(100,505)	(273,222)
Realized gain distributions	106,149	—	810,651

Net realized gains (losses)	(51,637)	(100,505)	537,429

Net change in unrealized appreciation (depreciation)	398,534	2,740,474	2,689,094

Net realized and change in unrealized gains (losses)	346,897	2,639,969	3,226,523

Net increase (decrease) in net assets from operations	$299,244	$2,439,707	$3,095,120

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A19 Sub-Account	A74 Sub-Account	AP0 Sub-Account
Income:
Dividend income	$—	$122,752	$59,168
Expenses:
Mortality and expense risk charges	(22,938)	(167,493)	(283,138)
Distribution and administration charges	(9,343)	(59,484)	(115,444)

Net investment income (loss)	(32,281)	(104,225)	(339,414)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(148,283)	426,243	(1,350,668)
Realized gain distributions	—	1,290,592	1,932,411

Net realized gains (losses)	(148,283)	1,716,835	581,743

Net change in unrealized appreciation (depreciation)	575,183	585,588	9,978,814

Net realized and change in unrealized gains (losses)	426,900	2,302,423	10,560,557

Net increase (decrease) in net assets from operations	$394,619	$2,198,198	$10,221,143

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	AQ1 Sub-Account	AQ2 Sub-Account	AS3 Sub-Account
Income:
Dividend income	$194,752	$36,171	$1,340,529
Expenses:
Mortality and expense risk charges	(130,410)	(25,807)	(514,201)
Distribution and administration charges	(53,187)	(10,527)	(209,668)

Net investment income (loss)	11,155	(163)	616,660

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(109,498)	(89,278)	(406,148)
Realized gain distributions	812,783	—	2,272,161

Net realized gains (losses)	703,285	(89,278)	1,866,013

Net change in unrealized appreciation (depreciation)	2,715,812	480,482	5,139,085

Net realized and change in unrealized gains (losses)	3,419,097	391,204	7,005,098

Net increase (decrease) in net assets from operations	$3,430,252	$391,041	$7,621,758

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	AS6 Sub-Account	AQ3 Sub-Account	AX1 Sub-Account
Income:
Dividend income	$63,016	$28,939	$123,542
Expenses:
Mortality and expense risk charges	(72,437)	(18,333)	(66,031)
Distribution and administration charges	(29,552)	(7,478)	(26,889)

Net investment income (loss)	(38,973)	3,128	30,622

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(279,180)	(55,458)	(109,500)
Realized gain distributions	632,949	—	882,664

Net realized gains (losses)	353,769	(55,458)	773,164

Net change in unrealized appreciation (depreciation)	1,291,378	339,553	113,272

Net realized and change in unrealized gains (losses)	1,645,147	284,095	886,436

Net increase (decrease) in net assets from operations	$1,606,174	$287,223	$917,058

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	B21 Sub-Account	B19 Sub-Account	B20 Sub-Account
Income:
Dividend income	$194,471	$—	$25,767
Expenses:
Mortality and expense risk charges	(72,337)	(19,376)	(11,419)
Distribution and administration charges	(29,473)	(7,891)	(4,649)

Net investment income (loss)	92,661	(27,267)	9,699

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(96,337)	(60,806)	(13,374)
Realized gain distributions	—	144,365	83,465

Net realized gains (losses)	(96,337)	83,559	70,091

Net change in unrealized appreciation (depreciation)	1,125,852	767,170	71,576

Net realized and change in unrealized gains (losses)	1,029,515	850,729	141,667

Net increase (decrease) in net assets from operations	$1,122,176	$823,462	$151,366

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	B18	B22	B23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,670,066	$—	$25,855
Expenses:
Mortality and expense risk charges	(3,407,988)	(6,675)	(6,151)
Distribution and administration charges	(1,092,622)	(2,717)	(2,510)

Net investment income (loss)	2,169,456	(9,392)	17,194

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,153,098)	(77,281)	(16,663)
Realized gain distributions	—	16,161	—

Net realized gains (losses)	(7,153,098)	(61,120)	(16,663)

Net change in unrealized appreciation (depreciation)	33,299,342	376,837	27,454

Net realized and change in unrealized gains (losses)	26,146,244	315,717	10,791

Net increase (decrease) in net assets from operations	$28,315,700	$306,325	$27,985

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	L33	L34	L35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$473	$4,207	$25,062
Expenses:
Mortality and expense risk charges	(17,976)	(3,940)	(10,011)
Distribution and administration charges	(7,328)	(1,603)	(4,085)

Net investment income (loss)	(24,831)	(1,336)	10,966

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(52,933)	(2,206)	(33,968)
Realized gain distributions	13,613	15,669	180,522

Net realized gains (losses)	(39,320)	13,463	146,554

Net change in unrealized appreciation (depreciation)	315,965	72,490	(12,033)

Net realized and change in unrealized gains (losses)	276,645	85,953	134,521

Net increase (decrease) in net assets from operations	$251,814	$84,617	$145,487

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C71	C59	C60
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$51	$—	$—
Expenses:
Mortality and expense risk charges	(405)	(925)	(542,359)
Distribution and administration charges	(120)	(279)	(184,873)

Net investment income (loss)	(474)	(1,204)	(727,232)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(28,270)	8,185	9,013,420
Realized gain distributions	875	—	—

Net realized gains (losses)	(27,395)	8,185	9,013,420

Net change in unrealized appreciation (depreciation)	35,047	18,722	6,447,827

Net realized and change in unrealized gains (losses)	7,652	26,907	15,461,247

Net increase (decrease) in net assets from operations	$7,178	$25,703	$14,734,015

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C89	C90	C58
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$56,489
Expenses:
Mortality and expense risk charges	(550)	(168,520)	(40,769)
Distribution and administration charges	(150)	(59,608)	(13,843)

Net investment income (loss)	(700)	(228,128)	1,877

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(22)	2,479,576	(29,719)
Realized gain distributions	—	—	—

Net realized gains (losses)	(22)	2,479,576	(29,719)

Net change in unrealized appreciation (depreciation)	15,318	2,001,343	434,970

Net realized and change in unrealized gains (losses)	15,296	4,480,919	405,251

Net increase (decrease) in net assets from operations	$14,596	$4,252,791	$407,128

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C91	C92	FD7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$1,300,273
Expenses:
Mortality and expense risk charges	(50,388)	(80,389)	(1,073,132)
Distribution and administration charges	(20,575)	(32,726)	(345,742)

Net investment income (loss)	(70,963)	(113,115)	(118,601)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,757	(16,818)	2,349,997
Realized gain distributions	—	—	3,440,594

Net realized gains (losses)	9,757	(16,818)	5,790,591

Net change in unrealized appreciation (depreciation)	320,830	1,824,482	9,642,204

Net realized and change in unrealized gains (losses)	330,587	1,807,664	15,432,795

Net increase (decrease) in net assets from operations	$259,624	$1,694,549	$15,314,194

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F24	F88	FB9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$260,531	$51,676	$240,334
Expenses:
Mortality and expense risk charges	(1,352,831)	(17,637)	(91,658)
Distribution and administration charges	(445,622)	(6,732)	(31,512)

Net investment income (loss)	(1,537,922)	27,307	117,164

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	6,598,958	(20,787)	(177,950)
Realized gain distributions	3,834,688	97,211	145,733

Net realized gains (losses)	10,433,646	76,424	(32,217)

Net change in unrealized appreciation (depreciation)	20,325,977	(7,244)	513,656

Net realized and change in unrealized gains (losses)	30,759,623	69,180	481,439

Net increase (decrease) in net assets from operations	$29,221,701	$96,487	$598,603

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F15	F41	FE3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$374,508	$201,200	$—
Expenses:
Mortality and expense risk charges	(159,428)	(678,170)	(1,908,854)
Distribution and administration charges	(51,868)	(230,114)	(612,543)

Net investment income (loss)	163,212	(707,084)	(2,521,397)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(176,853)	896,131	(2,654,366)
Realized gain distributions	96,203	1,511,348	11,029,445

Net realized gains (losses)	(80,650)	2,407,479	8,375,079

Net change in unrealized appreciation (depreciation)	1,161,825	4,867,610	6,551,123

Net realized and change in unrealized gains (losses)	1,081,175	7,275,089	14,926,202

Net increase (decrease) in net assets from operations	$1,244,387	$6,568,005	$12,404,805

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F17	F18	F19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$15,512	$3,095	$160,057
Expenses:
Mortality and expense risk charges	(12,852)	(3,773)	(55,340)
Distribution and administration charges	(5,238)	(1,535)	(22,570)

Net investment income (loss)	(2,578)	(2,213)	82,147

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(11,514)	(13,058)	(73,586)
Realized gain distributions	—	—	114,570

Net realized gains (losses)	(11,514)	(13,058)	40,984

Net change in unrealized appreciation (depreciation)	136,584	82,626	501,192

Net realized and change in unrealized gains (losses)	125,070	69,568	542,176

Net increase (decrease) in net assets from operations	$122,492	$67,355	$624,323

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	L36	T21	S23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,502	$289,570	$7,781
Expenses:
Mortality and expense risk charges	(5,221)	(179,881)	(3,619)
Distribution and administration charges	(2,123)	(62,850)	(1,476)

Net investment income (loss)	9,158	46,839	2,686

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,597)	(396,105)	(8,551)
Realized gain distributions	—	10,504	298

Net realized gains (losses)	(5,597)	(385,601)	(8,253)

Net change in unrealized appreciation (depreciation)	68,779	1,800,071	51,771

Net realized and change in unrealized gains (losses)	63,182	1,414,470	43,518

Net increase (decrease) in net assets from operations	$72,340	$1,461,309	$46,204

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	T20	FE6	S18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,704,934	$257,143	$21,239
Expenses:
Mortality and expense risk charges	(673,988)	(220,666)	(13,549)
Distribution and administration charges	(250,622)	(68,412)	(5,519)

Net investment income (loss)	780,324	(31,935)	2,171

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(773,189)	(1,267,540)	(17,714)
Realized gain distributions	—	298,483	26,364

Net realized gains (losses)	(773,189)	(969,057)	8,650

Net change in unrealized appreciation (depreciation)	9,120,068	3,124,111	178,664

Net realized and change in unrealized gains (losses)	8,346,879	2,155,054	187,314

Net increase (decrease) in net assets from operations	$9,127,203	$2,123,119	$189,485

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	T59	F56	F59
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$340,269	$1,921,742
Expenses:
Mortality and expense risk charges	(24,216)	(126,771)	(466,386)
Distribution and administration charges	(9,898)	(44,521)	(154,464)

Net investment income (loss)	(34,114)	168,977	1,300,892

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(96,047)	(268,505)	(366,458)
Realized gain distributions	—	—	2,329,766

Net realized gains (losses)	(96,047)	(268,505)	1,963,308

Net change in unrealized appreciation (depreciation)	146,650	1,883,612	(837,288)

Net realized and change in unrealized gains (losses)	50,603	1,615,107	1,126,020

Net increase (decrease) in net assets from operations	$16,489	$1,784,084	$2,426,912

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FF0	F54	FG8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$683,933	$1,639,139	$16,859
Expenses:
Mortality and expense risk charges	(129,279)	(1,120,879)	(7,665)
Distribution and administration charges	(51,380)	(368,756)	(2,944)

Net investment income (loss)	503,274	149,504	6,250

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(84,033)	(4,921,911)	(23,513)
Realized gain distributions	842,692	7,544,477	82,012

Net realized gains (losses)	758,659	2,622,566	58,499

Net change in unrealized appreciation (depreciation)	(204,695)	6,978,760	36,372

Net realized and change in unrealized gains (losses)	553,964	9,601,326	94,871

Net increase (decrease) in net assets from operations	$1,057,238	$9,750,830	$101,121

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	S21	F53	FJ9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$27,045	$82,376	$7,051
Expenses:
Mortality and expense risk charges	(27,570)	(193,125)	(14,398)
Distribution and administration charges	(11,237)	(67,888)	(5,713)

Net investment income (loss)	(11,762)	(178,637)	(13,060)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,881)	431,469	(18,407)
Realized gain distributions	334,330	893,041	89,161

Net realized gains (losses)	319,449	1,324,510	70,754

Net change in unrealized appreciation (depreciation)	33,558	434,990	142,714

Net realized and change in unrealized gains (losses)	353,007	1,759,500	213,468

Net increase (decrease) in net assets from operations	$341,245	$1,580,863	$200,408

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	T28	FJ0	G03
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$322,448	$2,591	$11,683
Expenses:
Mortality and expense risk charges	(88,482)	(749)	(21,464)
Distribution and administration charges	(32,026)	(273)	(8,766)

Net investment income (loss)	201,940	1,569	(18,547)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(324,249)	(1,483)	(72,897)
Realized gain distributions	—	—	—

Net realized gains (losses)	(324,249)	(1,483)	(72,897)

Net change in unrealized appreciation (depreciation)	576,027	3,486	594,276

Net realized and change in unrealized gains (losses)	251,778	2,003	521,379

Net increase (decrease) in net assets from operations	$453,718	$3,572	$502,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V35	V13	AB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$10,985	$266,614	$31,663
Expenses:
Mortality and expense risk charges	(39,459)	(226,123)	(10,749)
Distribution and administration charges	(13,977)	(80,859)	(4,390)

Net investment income (loss)	(42,451)	(40,368)	16,524

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	266,134	1,290,693	(47,212)
Realized gain distributions	611,803	1,920,078	—

Net realized gains (losses)	877,937	3,210,771	(47,212)

Net change in unrealized appreciation (depreciation)	(442,115)	(1,403,869)	86,339

Net realized and change in unrealized gains (losses)	435,822	1,806,902	39,127

Net increase (decrease) in net assets from operations	$393,371	$1,766,534	$55,651

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V11	AC1	V17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,506,968	$—	$—
Expenses:
Mortality and expense risk charges	(975,288)	(20,217)	(21,251)
Distribution and administration charges	(328,010)	(6,217)	(8,655)

Net investment income (loss)	203,670	(26,434)	(29,906)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,785,920)	(84,414)	(139,896)
Realized gain distributions	4,575,113	1,103	—

Net realized gains (losses)	2,789,193	(83,311)	(139,896)

Net change in unrealized appreciation (depreciation)	4,322,274	348,005	463,459

Net realized and change in unrealized gains (losses)	7,111,467	264,694	323,563

Net increase (decrease) in net assets from operations	$7,315,137	$238,260	$293,657

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V19	V20	MV1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,273	$81,594	$1,192,795
Expenses:
Mortality and expense risk charges	(6,637)	(51,395)	(508,088)
Distribution and administration charges	(2,705)	(20,950)	(206,931)

Net investment income (loss)	6,931	9,249	477,776

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(19,353)	(32,421)	(116,845)
Realized gain distributions	77,293	524,439	—

Net realized gains (losses)	57,940	492,018	(116,845)

Net change in unrealized appreciation (depreciation)	7,066	230,604	7,664,403

Net realized and change in unrealized gains (losses)	65,006	722,622	7,547,558

Net increase (decrease) in net assets from operations	$71,937	$731,871	$8,025,334

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MV2	MV3	MV4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,462	$—	$10,785
Expenses:
Mortality and expense risk charges	(17,857)	(40,047)	(8,910)
Distribution and administration charges	(7,270)	(16,298)	(3,631)

Net investment income (loss)	(22,665)	(56,345)	(1,756)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(47,235)	(199,926)	(9,305)
Realized gain distributions	160,033	—	28,945

Net realized gains (losses)	112,798	(199,926)	19,640

Net change in unrealized appreciation (depreciation)	251,686	2,124,482	90,141

Net realized and change in unrealized gains (losses)	364,484	1,924,556	109,781

Net increase (decrease) in net assets from operations	$341,819	$1,868,211	$108,025

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	J88	JF1	JF0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,005,482	$—	$—
Expenses:
Mortality and expense risk charges	(381,211)	(1,907)	(2,266)
Distribution and administration charges	(116,948)	(792)	(942)

Net investment income (loss)	507,323	(2,699)	(3,208)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(682,505)	(22,547)	(91,174)
Realized gain distributions	—	—	—

Net realized gains (losses)	(682,505)	(22,547)	(91,174)

Net change in unrealized appreciation (depreciation)	1,373,720	63,139	127,012

Net realized and change in unrealized gains (losses)	691,215	40,592	35,838

Net increase (decrease) in net assets from operations	$1,198,538	$37,893	$32,630

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	J94	L11	L42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$142,467	$970,314	$—
Expenses:
Mortality and expense risk charges	(142,369)	(258,108)	(2,838)
Distribution and administration charges	(45,055)	(86,925)	(1,158)

Net investment income (loss)	(44,957)	625,281	(3,996)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	365,680	(336,836)	(5,672)
Realized gain distributions	560,791	—	18,221

Net realized gains (losses)	926,471	(336,836)	12,549

Net change in unrealized appreciation (depreciation)	1,675,372	3,612,044	21,721

Net realized and change in unrealized gains (losses)	2,601,843	3,275,208	34,270

Net increase (decrease) in net assets from operations	$2,556,886	$3,900,489	$30,274

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	L16	L18	L17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$213,891	$—	$132,187
Expenses:
Mortality and expense risk charges	(31,892)	(188,283)	(301,719)
Distribution and administration charges	(13,013)	(68,799)	(103,999)

Net investment income (loss)	168,986	(257,082)	(273,531)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(54,405)	(1,168,030)	(50,862)
Realized gain distributions	—	—	671,472

Net realized gains (losses)	(54,405)	(1,168,030)	620,610

Net change in unrealized appreciation (depreciation)	83,140	2,700,330	2,494,209

Net realized and change in unrealized gains (losses)	28,735	1,532,300	3,114,819

Net increase (decrease) in net assets from operations	$197,721	$1,275,218	$2,841,288

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	L19	M07	M35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$73,319	$4,793,189	$3,672,607
Expenses:
Mortality and expense risk charges	(12,705)	(2,865,557)	(2,476,109)
Distribution and administration charges	(5,186)	(423,038)	(826,796)

Net investment income (loss)	55,428	1,504,594	369,702

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(12,091)	(567,098)	(1,064,236)
Realized gain distributions	—	9,982,822	8,765,699

Net realized gains (losses)	(12,091)	9,415,724	7,701,463

Net change in unrealized appreciation (depreciation)	11,628	9,109,391	8,002,742

Net realized and change in unrealized gains (losses)	(463)	18,525,115	15,704,205

Net increase (decrease) in net assets from operations	$54,965	$20,029,709	$16,073,907

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M31	M80	M10
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$761
Expenses:
Mortality and expense risk charges	(1,550,651)	(228,617)	(1,313)
Distribution and administration charges	(250,931)	(82,148)	(535)

Net investment income (loss)	(1,801,582)	(310,765)	(1,087)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,504,756	(267,220)	(917)
Realized gain distributions	9,855,384	1,620,082	9,270

Net realized gains (losses)	15,360,140	1,352,862	8,353

Net change in unrealized appreciation (depreciation)	23,118,631	4,474,225	17,960

Net realized and change in unrealized gains (losses)	38,478,771	5,827,087	26,313

Net increase (decrease) in net assets from operations	$36,677,189	$5,516,322	$25,226

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF1	M41	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(209,752)	(284,893)	(421,608)
Distribution and administration charges	(43,962)	(102,329)	(85,809)

Net investment income (loss)	(253,714)	(387,222)	(507,417)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(643,485)	(1,313,875)	(3,343,579)
Realized gain distributions	236,271	377,467	—

Net realized gains (losses)	(407,214)	(936,408)	(3,343,579)

Net change in unrealized appreciation (depreciation)	3,811,072	5,579,283	8,052,943

Net realized and change in unrealized gains (losses)	3,403,858	4,642,875	4,709,364

Net increase (decrease) in net assets from operations	$3,150,144	$4,255,653	$4,201,947

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M42	M89	M82
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$8,736,957	$212,179
Expenses:
Mortality and expense risk charges	(344,315)	(3,558,998)	(1,085,761)
Distribution and administration charges	(126,757)	(1,124,999)	(357,034)

Net investment income (loss)	(471,072)	4,052,960	(1,230,616)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,360,331)	(8,427,640)	1,444,157
Realized gain distributions	—	—	4,725,775

Net realized gains (losses)	(4,360,331)	(8,427,640)	6,169,932

Net change in unrealized appreciation (depreciation)	8,287,767	19,642,012	10,895,518

Net realized and change in unrealized gains (losses)	3,927,436	11,214,372	17,065,450

Net increase (decrease) in net assets from operations	$3,456,364	$15,267,332	$15,834,834

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,543,207	$1,118,770	$2,655,007
Expenses:
Mortality and expense risk charges	(884,573)	(407,768)	(2,013,571)
Distribution and administration charges	(154,903)	(144,996)	(574,311)

Net investment income (loss)	1,503,731	566,006	67,125

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,758,768	656,473	2,859,875
Realized gain distributions	3,935,228	1,876,577	11,159,751

Net realized gains (losses)	5,693,996	2,533,050	14,019,626

Net change in unrealized appreciation (depreciation)	(10,142,733)	(4,511,523)	(4,429,401)

Net realized and change in unrealized gains (losses)	(4,448,737)	(1,978,473)	9,590,225

Net increase (decrease) in net assets from operations	$(2,945,006)	$(1,412,467)	$9,657,350

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M08	MB6	MB7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,082,065	$2,940,528	$453,269
Expenses:
Mortality and expense risk charges	(945,704)	(2,579,295)	(522,592)
Distribution and administration charges	(331,002)	(404,374)	(193,356)

Net investment income (loss)	(194,641)	(43,141)	(262,679)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	902,407	4,183,741	205,763
Realized gain distributions	5,423,899	16,522,764	3,364,040

Net realized gains (losses)	6,326,306	20,706,505	3,569,803

Net change in unrealized appreciation (depreciation)	(1,774,128)	29,193,851	6,586,189

Net realized and change in unrealized gains (losses)	4,552,178	49,900,356	10,155,992

Net increase (decrease) in net assets from operations	$4,357,537	$49,857,215	$9,893,313

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MC0	MA0	MC2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,187,229	$2,932,036	$447,297
Expenses:
Mortality and expense risk charges	(369,520)	(970,478)	(1,023,304)
Distribution and administration charges	(69,458)	(307,869)	(187,575)

Net investment income (loss)	748,251	1,653,689	(763,582)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,446,003)	(3,420,553)	2,049,780
Realized gain distributions	—	—	3,989,623

Net realized gains (losses)	(1,446,003)	(3,420,553)	6,039,403

Net change in unrealized appreciation (depreciation)	2,894,199	7,136,597	11,047,125

Net realized and change in unrealized gains (losses)	1,448,196	3,716,044	17,086,528

Net increase (decrease) in net assets from operations	$2,196,447	$5,369,733	$16,322,946

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MC1	MC3	MA1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$145,129	$145,306	$120,403
Expenses:
Mortality and expense risk charges	(510,651)	(121,172)	(129,771)
Distribution and administration charges	(192,035)	(24,424)	(44,783)

Net investment income (loss)	(557,557)	(290)	(54,151)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	413,244	(422,595)	(656,426)
Realized gain distributions	2,192,253	—	—

Net realized gains (losses)	2,605,497	(422,595)	(656,426)

Net change in unrealized appreciation (depreciation)	6,509,021	1,311,120	1,653,745

Net realized and change in unrealized gains (losses)	9,114,518	888,525	997,319

Net increase (decrease) in net assets from operations	$8,556,961	$888,235	$943,168

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MC4	MC5	MC6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$53,818
Expenses:
Mortality and expense risk charges	(61,825)	(6,085)	(467,973)
Distribution and administration charges	(11,440)	(2,235)	(69,128)

Net investment income (loss)	(73,265)	(8,320)	(483,283)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(208,143)	(18,633)	1,189,615
Realized gain distributions	—	—	1,832,613

Net realized gains (losses)	(208,143)	(18,633)	3,022,228

Net change in unrealized appreciation (depreciation)	326,066	28,789	4,153,774

Net realized and change in unrealized gains (losses)	117,923	10,156	7,176,002

Net increase (decrease) in net assets from operations	$44,658	$1,836	$6,692,719

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MC7	MC8	MC9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$609,191	$21,131
Expenses:
Mortality and expense risk charges	(68,086)	(796,231)	(38,627)
Distribution and administration charges	(28,467)	(115,166)	(11,986)

Net investment income (loss)	(96,553)	(302,206)	(29,482)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(83,080)	4,026,933	62,527
Realized gain distributions	346,168	3,343,938	166,395

Net realized gains (losses)	263,088	7,370,871	228,922

Net change in unrealized appreciation (depreciation)	1,094,143	3,437,806	313,045

Net realized and change in unrealized gains (losses)	1,357,231	10,808,677	541,967

Net increase (decrease) in net assets from operations	$1,260,678	$10,506,471	$512,485

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD0	M92	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$116,062	$493,203	$698,096
Expenses:
Mortality and expense risk charges	(336,429)	(4,068,351)	(572,189)
Distribution and administration charges	(53,393)	(1,282,621)	(96,905)

Net investment income (loss)	(273,760)	(4,857,769)	29,002

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(787,028)	(12,051,612)	(1,746,257)
Realized gain distributions	1,011,664	12,779,864	—

Net realized gains (losses)	224,636	728,252	(1,746,257)

Net change in unrealized appreciation (depreciation)	2,151,830	28,692,355	2,929,778

Net realized and change in unrealized gains (losses)	2,376,466	29,420,607	1,183,521

Net increase (decrease) in net assets from operations	$2,102,706	$24,562,838	$1,212,523

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,209,487	$1,732,422	$1,239,898
Expenses:
Mortality and expense risk charges	(1,220,333)	(365,364)	(279,801)
Distribution and administration charges	(410,884)	(62,845)	(102,529)

Net investment income (loss)	(421,730)	1,304,213	857,568

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,815,747)	(981,444)	(887,132)
Realized gain distributions	—	—	—

Net realized gains (losses)	(2,815,747)	(981,444)	(887,132)

Net change in unrealized appreciation (depreciation)	5,367,660	2,710,019	2,278,786

Net realized and change in unrealized gains (losses)	2,551,913	1,728,575	1,391,654

Net increase (decrease) in net assets from operations	$2,130,183	$3,032,788	$2,249,222

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M97	MD5	M98
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$284,165	$94,756	$200,893
Expenses:
Mortality and expense risk charges	(318,562)	(135,079)	(344,768)
Distribution and administration charges	(63,176)	(46,815)	(59,486)

Net investment income (loss)	(97,573)	(87,138)	(203,361)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	279,750	70,500	1,128,331
Realized gain distributions	810,353	332,407	2,087,485

Net realized gains (losses)	1,090,103	402,907	3,215,816

Net change in unrealized appreciation (depreciation)	2,209,794	1,006,119	1,179,426

Net realized and change in unrealized gains (losses)	3,299,897	1,409,026	4,395,242

Net increase (decrease) in net assets from operations	$3,202,324	$1,321,888	$4,191,881

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M93	MD6	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$257,657	$813,424	$13,384
Expenses:
Mortality and expense risk charges	(709,756)	(3,385,077)	(332,192)
Distribution and administration charges	(246,694)	(526,754)	(129,574)

Net investment income (loss)	(698,793)	(3,098,407)	(448,382)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,273,448	9,611,155	824,724
Realized gain distributions	4,124,906	14,072,533	1,446,911

Net realized gains (losses)	6,398,354	23,683,688	2,271,635

Net change in unrealized appreciation (depreciation)	2,419,238	35,049,914	3,638,807

Net realized and change in unrealized gains (losses)	8,817,592	58,733,602	5,910,442

Net increase (decrease) in net assets from operations	$8,118,799	$55,635,195	$5,462,060

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD8	MD9	ME2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,567,834	$4,345,063	$157,674
Expenses:
Mortality and expense risk charges	(426,727)	(1,181,532)	(177,290)
Distribution and administration charges	(67,405)	(399,067)	(38,222)

Net investment income (loss)	1,073,702	2,764,464	(57,838)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	—	223,057
Realized gain distributions	—	—	—

Net realized gains (losses)	—	—	223,057

Net change in unrealized appreciation (depreciation)	—	—	1,455,074

Net realized and change in unrealized gains (losses)	—	—	1,678,131

Net increase (decrease) in net assets from operations	$1,073,702	$2,764,464	$1,620,293

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	ME3	MA5	MA7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$212,978	$643,180	$78,637
Expenses:
Mortality and expense risk charges	(341,760)	(216,455)	(27,020)
Distribution and administration charges	(121,185)	(39,240)	(9,204)

Net investment income (loss)	(249,967)	387,485	42,413

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	574,989	(650,270)	(60,581)
Realized gain distributions	—	—	—

Net realized gains (losses)	574,989	(650,270)	(60,581)

Net change in unrealized appreciation (depreciation)	2,509,033	1,306,422	143,676

Net realized and change in unrealized gains (losses)	3,084,022	656,152	83,095

Net increase (decrease) in net assets from operations	$2,834,055	$1,043,637	$125,508

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	ME4	MA2	MF3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$214,785
Expenses:
Mortality and expense risk charges	(181,371)	(100,789)	(491,056)
Distribution and administration charges	(39,651)	(40,220)	(169,759)

Net investment income (loss)	(221,022)	(141,009)	(446,030)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	862,765	(547,494)	(1,454,155)
Realized gain distributions	—	—	1,417,274

Net realized gains (losses)	862,765	(547,494)	(36,881)

Net change in unrealized appreciation (depreciation)	5,617,511	5,385,450	6,701,877

Net realized and change in unrealized gains (losses)	6,480,276	4,837,956	6,664,996

Net increase (decrease) in net assets from operations	$6,259,254	$4,696,947	$6,218,966

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF5	MF6	MF7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$7,157,660	$9,223	$165,833
Expenses:
Mortality and expense risk charges	(3,330,714)	(13,243)	(448,583)
Distribution and administration charges	(1,090,484)	(5,426)	(160,484)

Net investment income (loss)	2,736,462	(9,446)	(443,234)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(11,366,114)	(15,283)	(314,733)
Realized gain distributions	11,603,026	75,093	2,110,812

Net realized gains (losses)	236,912	59,810	1,796,079

Net change in unrealized appreciation (depreciation)	18,200,263	49,777	1,868,918

Net realized and change in unrealized gains (losses)	18,437,175	109,587	3,664,997

Net increase (decrease) in net assets from operations	$21,173,637	$100,141	$3,221,763

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF9	MG1	MF2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,474,850	$2,189,516	$2,073,906
Expenses:
Mortality and expense risk charges	(2,986,617)	(959,553)	(1,664,347)
Distribution and administration charges	(970,651)	(310,524)	(590,615)

Net investment income (loss)	1,517,582	919,439	(181,056)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(6,609,945)	(3,859,870)	(1,211,410)
Realized gain distributions	20,837,632	—	—

Net realized gains (losses)	14,227,687	(3,859,870)	(1,211,410)

Net change in unrealized appreciation (depreciation)	13,928,740	3,506,530	6,842,343

Net realized and change in unrealized gains (losses)	28,156,427	(353,340)	5,630,933

Net increase (decrease) in net assets from operations	$29,674,009	$566,099	$5,449,877

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MG2	MG3	MG4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$994,951	$313,490	$244,856
Expenses:
Mortality and expense risk charges	(957,266)	(228,081)	(200,390)
Distribution and administration charges	(310,641)	(86,557)	(64,384)

Net investment income (loss)	(272,956)	(1,148)	(19,918)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(866,305)	334,134	618,634
Realized gain distributions	—	594,535	544,495

Net realized gains (losses)	(866,305)	928,669	1,163,129

Net change in unrealized appreciation (depreciation)	4,168,682	907,915	535,473

Net realized and change in unrealized gains (losses)	3,302,377	1,836,584	1,698,602

Net increase (decrease) in net assets from operations	$3,029,421	$1,835,436	$1,678,684

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MG6	MG7	V46
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$21,952,605	$83,050	$6,646
Expenses:
Mortality and expense risk charges	(11,176,413)	(98,422)	(851)
Distribution and administration charges	(3,602,604)	(35,581)	(352)

Net investment income (loss)	7,173,588	(50,953)	5,443

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(27,291,962)	78,089	(22,016)
Realized gain distributions	57,912,241	757,016	—

Net realized gains (losses)	30,620,279	835,105	(22,016)

Net change in unrealized appreciation (depreciation)	55,016,937	82,559	19,475

Net realized and change in unrealized gains (losses)	85,637,216	917,664	(2,541)

Net increase (decrease) in net assets from operations	$92,810,804	$866,711	$2,902

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V45	U43	U41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$13,041	$30,445	$32,900
Expenses:
Mortality and expense risk charges	(13,723)	(11,535)	(17,840)
Distribution and administration charges	(5,659)	(4,710)	(7,278)

Net investment income (loss)	(6,341)	14,200	7,782

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(311,958)	(32,870)	(24,916)
Realized gain distributions	136,893	189,115	—

Net realized gains (losses)	(175,065)	156,245	(24,916)

Net change in unrealized appreciation (depreciation)	410,308	(125,055)	273,490

Net realized and change in unrealized gains (losses)	235,243	31,190	248,574

Net increase (decrease) in net assets from operations	$228,902	$45,390	$256,356

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V44	V43	O19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(208,584)	(56,903)	(142,873)
Distribution and administration charges	(76,683)	(19,383)	(56,018)

Net investment income (loss)	(285,267)	(76,286)	(198,891)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,562,634)	(3,896,467)	(1,078,478)
Realized gain distributions	—	—	—

Net realized gains (losses)	(14,562,634)	(3,896,467)	(1,078,478)

Net change in unrealized appreciation (depreciation)	22,984,892	5,582,082	4,579,466

Net realized and change in unrealized gains (losses)	8,422,258	1,685,615	3,500,988

Net increase (decrease) in net assets from operations	$8,136,991	$1,609,329	$3,302,097

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	O23	O20	O21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$184,347	$—	$486,624
Expenses:
Mortality and expense risk charges	(113,409)	(118,382)	(1,325,875)
Distribution and administration charges	(38,635)	(41,084)	(484,222)

Net investment income (loss)	32,303	(159,466)	(1,323,473)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(147,732)	(290,093)	(16,487,965)
Realized gain distributions	—	1,086,797	6,947,991

Net realized gains (losses)	(147,732)	796,704	(9,539,974)

Net change in unrealized appreciation (depreciation)	1,123,947	2,072,242	30,779,557

Net realized and change in unrealized gains (losses)	976,215	2,868,946	21,239,583

Net increase (decrease) in net assets from operations	$1,008,518	$2,709,480	$19,916,110

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	O04	PH2	P08
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$33,731	$5,731	$400,786
Expenses:
Mortality and expense risk charges	(44,636)	(2,722)	(169,317)
Distribution and administration charges	(18,520)	(721)	(58,292)

Net investment income (loss)	(29,425)	2,288	173,177

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	26,489	(7,826)	(497,124)
Realized gain distributions	—	—	—

Net realized gains (losses)	26,489	(7,826)	(497,124)

Net change in unrealized appreciation (depreciation)	549,850	45,905	1,144,910

Net realized and change in unrealized gains (losses)	576,339	38,079	647,786

Net increase (decrease) in net assets from operations	$546,914	$40,367	$820,963

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	PC0	P70	P10
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$296,116	$459,083	$2,583,713
Expenses:
Mortality and expense risk charges	(125,232)	(25,692)	(201,551)
Distribution and administration charges	(40,440)	(10,428)	(67,866)

Net investment income (loss)	130,444	422,963	2,314,296

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(306,276)	(151,255)	293,478
Realized gain distributions	—	—	—

Net realized gains (losses)	(306,276)	(151,255)	293,478

Net change in unrealized appreciation (depreciation)	816,361	(546,822)	(4,118,926)

Net realized and change in unrealized gains (losses)	510,085	(698,077)	(3,825,448)

Net increase (decrease) in net assets from operations	$640,529	$(275,114)	$(1,511,152)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	PK8	P20	PM5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$280,285	$5,506	$14,737
Expenses:
Mortality and expense risk charges	(61,304)	(1,164)	(5,065)
Distribution and administration charges	(22,784)	(385)	(2,069)

Net investment income (loss)	196,197	3,957	7,603

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(268,485)	(4,348)	(11,028)
Realized gain distributions	—	—	15,760

Net realized gains (losses)	(268,485)	(4,348)	4,732

Net change in unrealized appreciation (depreciation)	498,591	9,108	32,049

Net realized and change in unrealized gains (losses)	230,106	4,760	36,781

Net increase (decrease) in net assets from operations	$426,303	$8,717	$44,384

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	PD6	P06	P07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,543,374	$654,958	$3,232,574
Expenses:
Mortality and expense risk charges	(3,224,715)	(278,830)	(1,154,170)
Distribution and administration charges	(1,021,056)	(95,114)	(398,010)

Net investment income (loss)	1,297,603	281,014	1,680,394

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(13,525,912)	(292,889)	(3,111,268)
Realized gain distributions	—	—	—

Net realized gains (losses)	(13,525,912)	(292,889)	(3,111,268)

Net change in unrealized appreciation (depreciation)	39,771,171	407,809	5,044,683

Net realized and change in unrealized gains (losses)	26,245,259	114,920	1,933,415

Net increase (decrease) in net assets from operations	$27,542,862	$395,934	$3,613,809

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P68	PI3	P72
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$179,277	$644,714	$369,744
Expenses:
Mortality and expense risk charges	(44,255)	(36,553)	(212,627)
Distribution and administration charges	(18,077)	(11,986)	(70,578)

Net investment income (loss)	116,945	596,175	86,539

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(63,685)	(987,610)	453,098
Realized gain distributions	—	—	1,036,452

Net realized gains (losses)	(63,685)	(987,610)	1,489,550

Net change in unrealized appreciation (depreciation)	178,447	490,681	866,374

Net realized and change in unrealized gains (losses)	114,762	(496,929)	2,355,924

Net increase (decrease) in net assets from operations	$231,707	$99,246	$2,442,463

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P88	P93	P89
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$70,090	$25,138	$5,406
Expenses:
Mortality and expense risk charges	(55,740)	(16,641)	(16,975)
Distribution and administration charges	(22,702)	(6,780)	(6,927)

Net investment income (loss)	(8,352)	1,717	(18,496)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(89,184)	(30,053)	(13,180)
Realized gain distributions	—	—	143,025

Net realized gains (losses)	(89,184)	(30,053)	129,845

Net change in unrealized appreciation (depreciation)	1,230,697	319,261	58,876

Net realized and change in unrealized gains (losses)	1,141,513	289,208	188,721

Net increase (decrease) in net assets from operations	$1,133,161	$290,925	$170,225

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P95	P79	P80
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$49,199	$29,097	$—
Expenses:
Mortality and expense risk charges	(7,512)	(31,411)	(6,828)
Distribution and administration charges	(3,069)	(12,823)	(2,781)

Net investment income (loss)	38,618	(15,137)	(9,609)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(23,832)	(6,829)	(36,430)
Realized gain distributions	—	—	—

Net realized gains (losses)	(23,832)	(6,829)	(36,430)

Net change in unrealized appreciation (depreciation)	15,327	905,894	242,184

Net realized and change in unrealized gains (losses)	(8,505)	899,065	205,754

Net increase (decrease) in net assets from operations	$30,113	$883,928	$196,145

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P81	TBD	TBE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,531	$—	$48,330
Expenses:
Mortality and expense risk charges	(5,026)	(49,865)	(21,051)
Distribution and administration charges	(2,042)	(20,315)	(8,585)

Net investment income (loss)	(4,537)	(70,180)	18,694

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,085)	(206,628)	(32,121)
Realized gain distributions	15,514	—	120,693

Net realized gains (losses)	11,429	(206,628)	88,572

Net change in unrealized appreciation (depreciation)	127,564	2,411,775	109,525

Net realized and change in unrealized gains (losses)	138,993	2,205,147	198,097

Net increase (decrease) in net assets from operations	$134,456	$2,134,967	$216,791

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	TBF	TP1	TP2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$20,418	$27,925
Expenses:
Mortality and expense risk charges	(33,747)	(17,278)	(14,214)
Distribution and administration charges	(13,755)	(7,032)	(5,796)

Net investment income (loss)	(47,502)	(3,892)	7,915

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(21,401)	(13,165)	(22,640)
Realized gain distributions	186,194	11,773	22,842

Net realized gains (losses)	164,793	(1,392)	202

Net change in unrealized appreciation (depreciation)	142	307,269	138,541

Net realized and change in unrealized gains (losses)	164,935	305,877	138,743

Net increase (decrease) in net assets from operations	$117,433	$301,985	$146,658

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	TP3	TP4	TP5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$49,014	$13,581	$135,747
Expenses:
Mortality and expense risk charges	(21,468)	(8,572)	(74,401)
Distribution and administration charges	(8,759)	(3,487)	(30,320)

Net investment income (loss)	18,787	1,522	31,026

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(10,138)	(9,559)	(88,522)
Realized gain distributions	67,381	12,983	115,198

Net realized gains (losses)	57,243	3,424	26,676

Net change in unrealized appreciation (depreciation)	110,455	140,302	987,703

Net realized and change in unrealized gains (losses)	167,698	143,726	1,014,379

Net increase (decrease) in net assets from operations	$186,485	$145,248	$1,045,405

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	W41	W42	W50
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$38,557
Expenses:
Mortality and expense risk charges	(752)	(1,994)	(8,913)
Distribution and administration charges	(234)	(594)	(3,641)

Net investment income (loss)	(986)	(2,588)	26,003

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(102,498)	(17,057)	(28,147)
Realized gain distributions	—	—	—

Net realized gains (losses)	(102,498)	(17,057)	(28,147)

Net change in unrealized appreciation (depreciation)	119,443	42,516	54,915

Net realized and change in unrealized gains (losses)	16,945	25,459	26,768

Net increase (decrease) in net assets from operations	$15,959	$22,871	$52,771

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AL1 Sub-Account		AO5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(191,958)	$469,443	$(476,744)	$510,992
Net realized gains (losses)	(75,315)	2,496,614	(3,424,931)	16,911,101
Net change in unrealized appreciation/(depreciation)	3,144,187	(10,485,237)	9,131,951	(30,283,861)

Increase (decrease) in net assets from operations	2,876,914	(7,519,180)	5,230,276	(12,861,768)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	747,537	1,066,115	365,747	432,917
Transfers between Sub-Accounts (including the Fixed Account), net	(327,671)	875,483	87,723	1,883,991
Withdrawals, surrenders, annuitizations and contract charges	(3,804,528)	(3,900,121)	(6,784,061)	(7,676,266)

Net accumulation activity	(3,384,662)	(1,958,523)	(6,330,591)	(5,359,358)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(3,384,662)	(1,958,523)	(6,330,591)	(5,359,358)

Total increase (decrease) in net assets	(507,748)	(9,477,703)	(1,100,315)	(18,221,126)
Net assets at beginning of year	28,178,362	37,656,065	48,365,384	66,586,510

Net assets at end of year	$27,670,614	$28,178,362	$47,265,069	$48,365,384

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A71 Sub-Account		AM2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$585	$23	$(47,653)	$(54,472)
Net realized gains (losses)	38,366	82,683	(51,637)	542,354
Net change in unrealized appreciation/(depreciation)	30,505	(105,356)	398,534	(1,701,476)

Increase (decrease) in net assets from operations	69,456	(22,650)	299,244	(1,213,594)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	104,877	281,850	52,658	42,428
Transfers between Sub-Accounts (including the Fixed Account), net	(6,429)	37,473	(22,215)	254,698
Withdrawals, surrenders, annuitizations and contract charges	(12,013)	(28,031)	(497,841)	(295,499)

Net accumulation activity	86,435	291,292	(467,398)	1,627

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	86,435	291,292	(467,398)	1,627

Total increase (decrease) in net assets	155,891	268,642	(168,154)	(1,211,967)
Net assets at beginning of year	636,631	367,989	3,007,124	4,219,091

Net assets at end of year	$792,522	$636,631	$2,838,970	$3,007,124

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A98 Sub-Account		AC4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(200,262)	$532,633	$(131,403)	$(107,438)
Net realized gains (losses)	(100,505)	(51,731)	537,429	1,128,922
Net change in unrealized appreciation/(depreciation)	2,740,474	(4,448,256)	2,689,094	(4,143,179)

Increase (decrease) in net assets from operations	2,439,707	(3,967,354)	3,095,120	(3,121,695)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	469,877	350,894	1,063,836	2,893,603
Transfers between Sub-Accounts (including the Fixed Account), net	(687,008)	(194,019)	400,624	51,291
Withdrawals, surrenders, annuitizations and contract charges	(2,844,843)	(2,517,863)	(474,112)	(291,909)

Net accumulation activity	(3,061,974)	(2,360,988)	990,348	2,652,985

Annuitization Activity:
Annuitizations	1,545	—	—	—
Annuity payments and contract charges	(28,564)	(19,584)	—	—
Adjustments to annuity reserves	16,862	(835)	—	—

Net annuitization activity	(10,157)	(20,419)	—	—

Net increase (decrease) from contract owner transactions	(3,072,131)	(2,381,407)	990,348	2,652,985

Total increase (decrease) in net assets	(632,424)	(6,348,761)	4,085,468	(468,710)
Net assets at beginning of year	20,038,001	26,386,762	8,884,821	9,353,531

Net assets at end of year	$19,405,577	$20,038,001	$12,970,289	$8,884,821

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A19 Sub-Account		A74 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(32,281)	$(16,534)	$(104,225)	$(102,884)
Net realized gains (losses)	(148,283)	780,615	1,716,835	2,785,394
Net change in unrealized appreciation/(depreciation)	575,183	(1,272,922)	585,588	(5,545,769)

Increase (decrease) in net assets from operations	394,619	(508,841)	2,198,198	(2,863,259)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	822,553	1,246,938	365,571	922,027
Transfers between Sub-Accounts (including the Fixed Account), net	456,068	446,492	(395,317)	1,345,994
Withdrawals, surrenders, annuitizations and contract charges	(93,568)	(27,883)	(1,342,771)	(1,259,175)

Net accumulation activity	1,185,053	1,665,547	(1,372,517)	1,008,846

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(1,851)	(2,006)
Adjustments to annuity reserves	—	—	449	(153)

Net annuitization activity	—	—	(1,402)	(2,159)

Net increase (decrease) from contract owner transactions	1,185,053	1,665,547	(1,373,919)	1,006,687

Total increase (decrease) in net assets	1,579,672	1,156,706	824,279	(1,856,572)
Net assets at beginning of year	1,922,091	765,385	14,954,000	16,810,572

Net assets at end of year	$3,501,763	$1,922,091	$15,778,279	$14,954,000

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AP0 Sub-Account		AQ1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(339,414)	$(273,007)	$11,155	$6,051
Net realized gains (losses)	581,743	3,342,086	703,285	1,029,685
Net change in unrealized appreciation/(depreciation)	9,978,814	(12,285,927)	2,715,812	(2,960,993)

Increase (decrease) in net assets from operations	10,221,143	(9,216,848)	3,430,252	(1,925,257)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,042,841	6,439,583	2,287,897	3,598,624
Transfers between Sub-Accounts (including the Fixed Account), net	701,830	3,151,254	723,890	1,675,361
Withdrawals, surrenders, annuitizations and contract charges	(1,242,705)	(859,200)	(606,432)	(403,472)

Net accumulation activity	4,501,966	8,731,637	2,405,355	4,870,513

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	4,501,966	8,731,637	2,405,355	4,870,513

Total increase (decrease) in net assets	14,723,109	(485,211)	5,835,607	2,945,256
Net assets at beginning of year	25,621,145	26,106,356	12,776,456	9,831,200

Net assets at end of year	$40,344,254	$25,621,145	$18,612,063	$12,776,456

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AQ2 Sub-Account		AS3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(163)	$12,184	$616,660	$322,924
Net realized gains (losses)	(89,278)	207,768	1,866,013	3,721,951
Net change in unrealized appreciation/(depreciation)	480,482	(668,144)	5,139,085	(9,463,957)

Increase (decrease) in net assets from operations	391,041	(448,192)	7,621,758	(5,419,082)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	252,954	477,709	14,151,608	23,507,424
Transfers between Sub-Accounts (including the Fixed Account), net	583,746	455,285	5,800,722	713,824
Withdrawals, surrenders, annuitizations and contract charges	(78,785)	(64,828)	(2,251,545)	(1,255,347)

Net accumulation activity	757,915	868,166	17,700,785	22,965,901

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	757,915	868,166	17,700,785	22,965,901

Total increase (decrease) in net assets	1,148,956	419,974	25,322,543	17,546,819
Net assets at beginning of year	2,430,476	2,010,502	49,244,772	31,697,953

Net assets at end of year	$3,579,432	$2,430,476	$74,567,315	$49,244,772

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AS6 Sub-Account		AQ3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(38,973)	$(48,528)	$3,128	$(105)
Net realized gains (losses)	353,769	656,203	(55,458)	145,385
Net change in unrealized appreciation/(depreciation)	1,291,378	(2,555,160)	339,553	(599,694)

Increase (decrease) in net assets from operations	1,606,174	(1,947,485)	287,223	(454,414)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,284,795	2,113,569	235,921	365,191
Transfers between Sub-Accounts (including the Fixed Account), net	347,280	922,477	335,657	204,902
Withdrawals, surrenders, annuitizations and contract charges	(433,943)	(224,911)	(109,952)	(51,211)

Net accumulation activity	1,198,132	2,811,135	461,626	518,882

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,198,132	2,811,135	461,626	518,882

Total increase (decrease) in net assets	2,804,306	863,650	748,849	64,468
Net assets at beginning of year	7,347,333	6,483,683	1,847,450	1,782,982

Net assets at end of year	$10,151,639	$7,347,333	$2,596,299	$1,847,450

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AX1 Sub-Account		B21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$30,622	$(45,221)	$92,661	$62,941
Net realized gains (losses)	773,164	(28,024)	(96,337)	(66,819)
Net change in unrealized appreciation/(depreciation)	113,272	(453,524)	1,125,852	(700,822)

Increase (decrease) in net assets from operations	917,058	(526,769)	1,122,176	(704,700)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,403,307	2,423,096	3,174,506	4,278,931
Transfers between Sub-Accounts (including the Fixed Account), net	1,180,733	534,271	775,307	314,788
Withdrawals, surrenders, annuitizations and contract charges	(238,986)	(103,223)	(247,553)	(230,292)

Net accumulation activity	4,345,054	2,854,144	3,702,260	4,363,427

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	4,345,054	2,854,144	3,702,260	4,363,427

Total increase (decrease) in net assets	5,262,112	2,327,375	4,824,436	3,658,727
Net assets at beginning of year	5,027,940	2,700,565	6,087,231	2,428,504

Net assets at end of year	$10,290,052	$5,027,940	$10,911,667	$6,087,231

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	B19 Sub-Account		B20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(27,267)	$(14,699)	$9,699	$2,419
Net realized gains (losses)	83,559	(30,813)	70,091	85,910
Net change in unrealized appreciation/(depreciation)	767,170	(486,514)	71,576	(113,017)

Increase (decrease) in net assets from operations	823,462	(532,026)	151,366	(24,688)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	612,073	1,193,974	648,912	567,747
Transfers between Sub-Accounts (including the Fixed Account), net	174,966	170,282	171,426	167,926
Withdrawals, surrenders, annuitizations and contract charges	(59,026)	(110,694)	(43,568)	(13,522)

Net accumulation activity	728,013	1,253,562	776,770	722,151

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	728,013	1,253,562	776,770	722,151

Total increase (decrease) in net assets	1,551,475	721,536	928,136	697,463
Net assets at beginning of year	1,439,792	718,256	878,619	181,156

Net assets at end of year	$2,991,267	$1,439,792	$1,806,755	$878,619

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	B18 Sub-Account		B22 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,169,456	$(5,174,707)	$(9,392)	$(3,487)
Net realized gains (losses)	(7,153,098)	(5,359,449)	(61,120)	10,215
Net change in unrealized appreciation/(depreciation)	33,299,342	(55,344,906)	376,837	(150,595)

Increase (decrease) in net assets from operations	28,315,700	(65,879,062)	306,325	(143,867)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,423,718	6,286,354	317,519	268,893
Transfers between Sub-Accounts (including the Fixed Account), net	(6,024,789)	(315,790)	12,623	20,997
Withdrawals, surrenders, annuitizations and contract charges	(38,797,162)	(40,633,979)	(24,208)	(5,001)

Net accumulation activity	(40,398,233)	(34,663,415)	305,934	284,889

Annuitization Activity:
Annuitizations	115,428	288,941	—	—
Annuity payments and contract charges	(75,578)	(73,016)	—	—
Adjustments to annuity reserves	54,265	18,364	—	—

Net annuitization activity	94,115	234,289	—	—

Net increase (decrease) from contract owner transactions	(40,304,118)	(34,429,126)	305,934	284,889

Total increase (decrease) in net assets	(11,988,418)	(100,308,188)	612,259	141,022
Net assets at beginning of year	287,231,446	387,539,634	422,206	281,184

Net assets at end of year	$275,243,028	$287,231,446	$1,034,465	$422,206

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	B23 Sub-Account		L33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$17,194	$4,125	$(24,831)	$(15,255)
Net realized gains (losses)	(16,663)	(4,966)	(39,320)	62,590
Net change in unrealized appreciation/(depreciation)	27,454	(54,778)	315,965	(459,009)

Increase (decrease) in net assets from operations	27,985	(55,619)	251,814	(411,674)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	105,071	403,842	212,035	297,083
Transfers between Sub-Accounts (including the Fixed Account), net	115,291	19,402	595,351	572,014
Withdrawals, surrenders, annuitizations and contract charges	(29,379)	(5,702)	(64,511)	(59,414)

Net accumulation activity	190,983	417,542	742,875	809,683

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	190,983	417,542	742,875	809,683

Total increase (decrease) in net assets	218,968	361,923	994,689	398,009
Net assets at beginning of year	589,226	227,303	1,614,479	1,216,470

Net assets at end of year	$808,194	$589,226	$2,609,168	$1,614,479

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	L34 Sub-Account		L35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(1,336)	$(632)	$10,966	$1,488
Net realized gains (losses)	13,463	13,784	146,554	73,825
Net change in unrealized appreciation/(depreciation)	72,490	(45,071)	(12,033)	(165,221)

Increase (decrease) in net assets from operations	84,617	(31,919)	145,487	(89,908)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	140,488	178,846	228,044	228,065
Transfers between Sub-Accounts (including the Fixed Account), net	138,850	38,646	7,991	183,132
Withdrawals, surrenders, annuitizations and contract charges	(12,461)	(7,511)	(24,058)	(40,945)

Net accumulation activity	266,877	209,981	211,977	370,252

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	266,877	209,981	211,977	370,252

Total increase (decrease) in net assets	351,494	178,062	357,464	280,344
Net assets at beginning of year	316,560	138,498	1,014,400	734,056

Net assets at end of year	$668,054	$316,560	$1,371,864	$1,014,400

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C71 Sub-Account		C59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(474)	$(1,140)	$(1,204)	$(1,101)
Net realized gains (losses)	(27,395)	34,860	8,185	1,174
Net change in unrealized appreciation/(depreciation)	35,047	(44,809)	18,722	(28,358)

Increase (decrease) in net assets from operations	7,178	(11,089)	25,703	(28,285)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	115	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	55,939	(530)	(12,182)	8,917
Withdrawals, surrenders, annuitizations and contract charges	(143,332)	(3,135)	(2,229)	(960)

Net accumulation activity	(87,393)	(3,550)	(14,411)	7,957

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(87,393)	(3,550)	(14,411)	7,957

Total increase (decrease) in net assets	(80,215)	(14,639)	11,292	(20,328)
Net assets at beginning of year	92,683	107,322	65,648	85,976

Net assets at end of year	$12,468	$92,683	$76,940	$65,648

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C60 Sub-Account		C89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(727,232)	$(777,885)	$(700)	$(670)
Net realized gains (losses)	9,013,420	4,895,192	(22)	13,626
Net change in unrealized appreciation/(depreciation)	6,447,827	(22,861,261)	15,318	(28,424)

Increase (decrease) in net assets from operations	14,734,015	(18,743,954)	14,596	(15,468)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	707,434	699,546	—	31,900
Transfers between Sub-Accounts (including the Fixed Account), net	(7,601,700)	7,710,558	1	(441)
Withdrawals, surrenders, annuitizations and contract charges	(5,758,360)	(5,328,988)	—	(31,901)

Net accumulation activity	(12,652,626)	3,081,116	1	(442)

Annuitization Activity:
Annuitizations	7,183	—	—	—
Annuity payments and contract charges	(85,726)	(50,144)	—	—
Adjustments to annuity reserves	56,488	143	—	—

Net annuitization activity	(22,055)	(50,001)	—	—

Net increase (decrease) from contract owner transactions	(12,674,681)	3,031,115	1	(442)

Total increase (decrease) in net assets	2,059,334	(15,712,839)	14,597	(15,910)
Net assets at beginning of year	40,965,907	56,678,746	39,014	54,924

Net assets at end of year	$43,025,241	$40,965,907	$53,611	$39,014

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C90 Sub-Account		C58 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(228,128)	$(245,362)	$1,877	$(35,129)
Net realized gains (losses)	2,479,576	1,073,149	(29,719)	175,207
Net change in unrealized appreciation/(depreciation)	2,001,343	(5,926,809)	434,970	(877,302)

Increase (decrease) in net assets from operations	4,252,791	(5,099,022)	407,128	(737,224)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	334,123	106,159	35,561	50,853
Transfers between Sub-Accounts (including the Fixed Account), net	(1,751,259)	2,181,494	(19,724)	(110,387)
Withdrawals, surrenders, annuitizations and contract charges	(2,401,923)	(1,314,376)	(645,326)	(439,793)

Net accumulation activity	(3,819,059)	973,277	(629,489)	(499,327)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(7,893)	(9,115)	—	—
Adjustments to annuity reserves	2,479	(1,134)	—	—

Net annuitization activity	(5,414)	(10,249)	—	—

Net increase (decrease) from contract owner transactions	(3,824,473)	963,028	(629,489)	(499,327)

Total increase (decrease) in net assets	428,318	(4,135,994)	(222,361)	(1,236,551)
Net assets at beginning of year	13,220,856	17,356,850	3,385,267	4,621,818

Net assets at end of year	$13,649,174	$13,220,856	$3,162,906	$3,385,267

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C91 Sub-Account		C92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(70,963)	$(59,606)	$(113,115)	$(64,237)
Net realized gains (losses)	9,757	90,040	(16,818)	(49,081)
Net change in unrealized appreciation/(depreciation)	320,830	(179,735)	1,824,482	(844,438)

Increase (decrease) in net assets from operations	259,624	(149,301)	1,694,549	(957,756)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	509,608	1,239,503	3,868,036	3,944,782
Transfers between Sub-Accounts (including the Fixed Account), net	517,553	(178,840)	993,747	940,272
Withdrawals, surrenders, annuitizations and contract charges	(207,308)	(202,501)	(238,422)	(147,915)

Net accumulation activity	819,853	858,162	4,623,361	4,737,139

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	819,853	858,162	4,623,361	4,737,139

Total increase (decrease) in net assets	1,079,477	708,861	6,317,910	3,779,383
Net assets at beginning of year	5,458,508	4,749,647	6,805,655	3,026,272

Net assets at end of year	$6,537,985	$5,458,508	$13,123,565	$6,805,655

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FD7 Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(118,601)	$(579,174)	$(1,537,922)	$(1,626,071)
Net realized gains (losses)	5,790,591	9,026,449	10,433,646	10,459,021
Net change in unrealized appreciation/(depreciation)	9,642,204	(30,662,645)	20,325,977	(48,393,317)

Increase (decrease) in net assets from operations	15,314,194	(22,215,370)	29,221,701	(39,560,367)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,152,390	498,705	2,081,930	1,254,655
Transfers between Sub-Accounts (including the Fixed Account), net	(2,928,093)	2,246,686	(12,902,330)	13,101,517
Withdrawals, surrenders, annuitizations and contract charges	(13,737,131)	(11,083,124)	(15,505,516)	(13,263,076)

Net accumulation activity	(15,512,834)	(8,337,733)	(26,325,916)	1,093,096

Annuitization Activity:
Annuitizations	25,692	—	6,711	221,954
Annuity payments and contract charges	(25,614)	(25,990)	(67,933)	(66,774)
Adjustments to annuity reserves	270	1,026	12,504	(19,601)

Net annuitization activity	348	(24,964)	(48,718)	135,579

Net increase (decrease) from contract owner transactions	(15,512,486)	(8,362,697)	(26,374,634)	1,228,675

Total increase (decrease) in net assets	(198,292)	(30,578,067)	2,847,067	(38,331,692)
Net assets at beginning of year	87,213,498	117,791,565	105,302,012	143,633,704

Net assets at end of year	$87,015,206	$87,213,498	$108,149,079	$105,302,012

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F88 Sub-Account		FB9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$27,307	$2,535	$117,164	$13,678
Net realized gains (losses)	76,424	85,212	(32,217)	796,205
Net change in unrealized appreciation/(depreciation)	(7,244)	(361,475)	513,656	(2,413,662)

Increase (decrease) in net assets from operations	96,487	(273,728)	598,603	(1,603,779)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,625	15,881	327,847	84,949
Transfers between Sub-Accounts (including the Fixed Account), net	(3,357)	(54,449)	(19,560)	34,855
Withdrawals, surrenders, annuitizations and contract charges	(108,825)	(152,019)	(1,309,956)	(1,469,928)

Net accumulation activity	(110,557)	(190,587)	(1,001,669)	(1,350,124)

Annuitization Activity:
Annuitizations	—	—	16,209	—
Annuity payments and contract charges	—	—	(1,794)	—
Adjustments to annuity reserves	—	—	(167)	—

Net annuitization activity	—	—	14,248	—

Net increase (decrease) from contract owner transactions	(110,557)	(190,587)	(987,421)	(1,350,124)

Total increase (decrease) in net assets	(14,070)	(464,315)	(388,818)	(2,953,903)
Net assets at beginning of year	1,406,691	1,871,006	7,346,741	10,300,644

Net assets at end of year	$1,392,621	$1,406,691	$6,957,923	$7,346,741

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F15 Sub-Account		F41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$163,212	$32,320	$(707,084)	$(862,777)
Net realized gains (losses)	(80,650)	1,744,467	2,407,479	4,341,878
Net change in unrealized appreciation/(depreciation)	1,161,825	(4,859,023)	4,867,610	(15,219,169)

Increase (decrease) in net assets from operations	1,244,387	(3,082,236)	6,568,005	(11,740,068)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	232,318	382,716	885,132	958,442
Transfers between Sub-Accounts (including the Fixed Account), net	43,024	(630,743)	(741,012)	(722,211)
Withdrawals, surrenders, annuitizations and contract charges	(2,754,785)	(1,659,350)	(7,905,295)	(7,674,289)

Net accumulation activity	(2,479,443)	(1,907,377)	(7,761,175)	(7,438,058)

Annuitization Activity:
Annuitizations	—	—	45,215	7,032
Annuity payments and contract charges	—	—	(39,301)	(37,762)
Adjustments to annuity reserves	—	—	79,633	6,743

Net annuitization activity	—	—	85,547	(23,987)

Net increase (decrease) from contract owner transactions	(2,479,443)	(1,907,377)	(7,675,628)	(7,462,045)

Total increase (decrease) in net assets	(1,235,056)	(4,989,613)	(1,107,623)	(19,202,113)
Net assets at beginning of year	13,486,987	18,476,600	55,540,607	74,742,720

Net assets at end of year	$12,251,931	$13,486,987	$54,432,984	$55,540,607

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FE3 Sub-Account		F17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(2,521,397)	$743,346	$(2,578)	$(4,062)
Net realized gains (losses)	8,375,079	7,454,224	(11,514)	(7,066)
Net change in unrealized appreciation/(depreciation)	6,551,123	(26,785,329)	136,584	(47,646)

Increase (decrease) in net assets from operations	12,404,805	(18,587,759)	122,492	(58,774)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,931,696	1,660,519	467,489	603,116
Transfers between Sub-Accounts (including the Fixed Account), net	670,391	(9,412,578)	221,580	36,425
Withdrawals, surrenders, annuitizations and contract charges	(22,490,593)	(19,426,581)	(45,557)	(22,170)

Net accumulation activity	(18,888,506)	(27,178,640)	643,512	617,371

Annuitization Activity:
Annuitizations	38,576	56,497	—	—
Annuity payments and contract charges	(31,508)	(40,135)	—	—
Adjustments to annuity reserves	68,026	25,736	—	—

Net annuitization activity	75,094	42,098	—	—

Net increase (decrease) from contract owner transactions	(18,813,412)	(27,136,542)	643,512	617,371

Total increase (decrease) in net assets	(6,408,607)	(45,724,301)	766,004	558,597
Net assets at beginning of year	158,539,919	204,264,220	1,125,111	566,514

Net assets at end of year	$152,131,312	$158,539,919	$1,891,115	$1,125,111

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F18 Sub-Account		F19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(2,213)	$(922)	$82,147	$22,888
Net realized gains (losses)	(13,058)	(1,917)	40,984	337,439
Net change in unrealized appreciation/(depreciation)	82,626	(33,116)	501,192	(750,216)

Increase (decrease) in net assets from operations	67,355	(35,955)	624,323	(389,889)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	81,691	115,060	1,405,207	2,523,135
Transfers between Sub-Accounts (including the Fixed Account), net	202,450	74,709	856,198	787,573
Withdrawals, surrenders, annuitizations and contract charges	(8,589)	(4,137)	(301,013)	(83,566)

Net accumulation activity	275,552	185,632	1,960,392	3,227,142

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	275,552	185,632	1,960,392	3,227,142

Total increase (decrease) in net assets	342,907	149,677	2,584,715	2,837,253
Net assets at beginning of year	284,774	135,097	5,189,362	2,352,109

Net assets at end of year	$627,681	$284,774	$7,774,077	$5,189,362

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T21 Sub-Account		S23 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$46,839	$135,260	$2,686	$2,071
Net realized gains (losses)	(385,601)	1,641,909	(8,253)	11,631
Net change in unrealized appreciation/(depreciation)	1,800,071	(6,219,082)	51,771	(63,804)

Increase (decrease) in net assets from operations	1,461,309	(4,441,913)	46,204	(50,102)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	268,803	297,231	83,208	168,851
Transfers between Sub-Accounts (including the Fixed Account), net	234,264	1,351,239	76,503	38,433
Withdrawals, surrenders, annuitizations and contract charges	(2,127,583)	(1,911,901)	(6,740)	(4,454)

Net accumulation activity	(1,624,516)	(263,431)	152,971	202,830

Annuitization Activity:
Annuitizations	13,806	3,005	—	—
Annuity payments and contract charges	(6,484)	(5,570)	—	—
Adjustments to annuity reserves	(795)	1,757	—	—

Net annuitization activity	6,527	(808)	—	—

Net increase (decrease) from contract owner transactions	(1,617,989)	(264,239)	152,971	202,830

Total increase (decrease) in net assets	(156,680)	(4,706,152)	199,175	152,728
Net assets at beginning of year	14,310,486	19,016,638	347,359	194,631

Net assets at end of year	$14,153,806	$14,310,486	$546,534	$347,359

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T20 Sub-Account		FE6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$780,324	$719,623	$(31,935)	$(1,873)
Net realized gains (losses)	(773,189)	(1,715,176)	(969,057)	601,867
Net change in unrealized appreciation/(depreciation)	9,120,068	(5,070,514)	3,124,111	(4,702,328)

Increase (decrease) in net assets from operations	9,127,203	(6,066,067)	2,123,119	(4,102,334)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,231,986	1,010,588	246,762	211,822
Transfers between Sub-Accounts (including the Fixed Account), net	(2,620,848)	(3,458,413)	(18,999)	(411,831)
Withdrawals, surrenders, annuitizations and contract charges	(8,540,982)	(7,576,265)	(2,231,247)	(2,434,878)

Net accumulation activity	(9,929,844)	(10,024,090)	(2,003,484)	(2,634,887)

Annuitization Activity:
Annuitizations	32,361	93,580	—	—
Annuity payments and contract charges	(68,702)	(70,754)	—	—
Adjustments to annuity reserves	(892)	(16,334)	—	—

Net annuitization activity	(37,233)	6,492	—	—

Net increase (decrease) from contract owner transactions	(9,967,077)	(10,017,598)	(2,003,484)	(2,634,887)

Total increase (decrease) in net assets	(839,874)	(16,083,665)	119,635	(6,737,221)
Net assets at beginning of year	53,415,908	69,499,573	17,666,000	24,403,221

Net assets at end of year	$52,576,034	$53,415,908	$17,785,635	$17,666,000

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	S18 Sub-Account		T59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,171	$1,367	$(34,114)	$(47,285)
Net realized gains (losses)	8,650	51,517	(96,047)	(372,825)
Net change in unrealized appreciation/(depreciation)	178,664	(130,037)	146,650	197,839

Increase (decrease) in net assets from operations	189,485	(77,153)	16,489	(222,271)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	578,584	602,661	39,233	22,076
Transfers between Sub-Accounts (including the Fixed Account), net	331,242	149,030	56,731	(326,465)
Withdrawals, surrenders, annuitizations and contract charges	(49,265)	(11,913)	(313,032)	(740,496)

Net accumulation activity	860,561	739,778	(217,068)	(1,044,885)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(251)	(270)
Adjustments to annuity reserves	—	—	24	(16)

Net annuitization activity	—	—	(227)	(286)

Net increase (decrease) from contract owner transactions	860,561	739,778	(217,295)	(1,045,171)

Total increase (decrease) in net assets	1,050,046	662,625	(200,806)	(1,267,442)
Net assets at beginning of year	955,683	293,058	2,057,984	3,325,426

Net assets at end of year	$2,005,729	$955,683	$1,857,178	$2,057,984

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F56 Sub-Account		F59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$168,977	$(172,522)	$1,300,892	$1,366,797
Net realized gains (losses)	(268,505)	(635,781)	1,963,308	1,384,339
Net change in unrealized appreciation/(depreciation)	1,883,612	(845,368)	(837,288)	(5,978,355)

Increase (decrease) in net assets from operations	1,784,084	(1,653,671)	2,426,912	(3,227,219)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	302,444	220,567	419,416	589,518
Transfers between Sub-Accounts (including the Fixed Account), net	(579,570)	(251,168)	774,046	(1,427,894)
Withdrawals, surrenders, annuitizations and contract charges	(1,505,731)	(1,355,956)	(5,195,611)	(6,217,541)

Net accumulation activity	(1,782,857)	(1,386,557)	(4,002,149)	(7,055,917)

Annuitization Activity:
Annuitizations	—	16,665	37,910	16,281
Annuity payments and contract charges	(11,734)	(12,452)	(16,286)	(13,198)
Adjustments to annuity reserves	(4,571)	3,192	(450)	(666)

Net annuitization activity	(16,305)	7,405	21,174	2,417

Net increase (decrease) from contract owner transactions	(1,799,162)	(1,379,152)	(3,980,975)	(7,053,500)

Total increase (decrease) in net assets	(15,078)	(3,032,823)	(1,554,063)	(10,280,719)
Net assets at beginning of year	10,288,499	13,321,322	38,469,119	48,749,838

Net assets at end of year	$10,273,421	$10,288,499	$36,915,056	$38,469,119

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FF0 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$503,274	$223,851	$149,504	$103,933
Net realized gains (losses)	758,659	132,078	2,622,566	8,536,513
Net change in unrealized appreciation/(depreciation)	(204,695)	(775,537)	6,978,760	(18,687,638)

Increase (decrease) in net assets from operations	1,057,238	(419,608)	9,750,830	(10,047,192)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,363,545	4,823,931	2,494,256	1,150,917
Transfers between Sub-Accounts (including the Fixed Account), net	2,293,672	3,151,710	771,949	(7,228,516)
Withdrawals, surrenders, annuitizations and contract charges	(766,901)	(267,786)	(13,945,874)	(11,409,531)

Net accumulation activity	6,890,316	7,707,855	(10,679,669)	(17,487,130)

Annuitization Activity:
Annuitizations	—	—	4,399	18,913
Annuity payments and contract charges	—	—	(17,146)	(30,451)
Adjustments to annuity reserves	—	—	273	(374)

Net annuitization activity	—	—	(12,474)	(11,912)

Net increase (decrease) from contract owner transactions	6,890,316	7,707,855	(10,692,143)	(17,499,042)

Total increase (decrease) in net assets	7,947,554	7,288,247	(941,313)	(27,546,234)
Net assets at beginning of year	10,736,705	3,448,458	90,351,817	117,898,051

Net assets at end of year	$18,684,259	$10,736,705	$89,410,504	$90,351,817

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FG8 Sub-Account		S21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$6,250	$2,856	$(11,762)	$(6,068)
Net realized gains (losses)	58,499	41,984	319,449	209,412
Net change in unrealized appreciation/(depreciation)	36,372	(60,877)	33,558	(283,916)

Increase (decrease) in net assets from operations	101,121	(16,037)	341,245	(80,572)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	370,734	171,397	772,268	1,390,353
Transfers between Sub-Accounts (including the Fixed Account), net	29,550	228,850	582,669	508,541
Withdrawals, surrenders, annuitizations and contract charges	(38,525)	(29,348)	(81,254)	(31,436)

Net accumulation activity	361,759	370,899	1,273,683	1,867,458

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	361,759	370,899	1,273,683	1,867,458

Total increase (decrease) in net assets	462,880	354,862	1,614,928	1,786,886
Net assets at beginning of year	614,340	259,478	2,515,906	729,020

Net assets at end of year	$1,077,220	$614,340	$4,130,834	$2,515,906

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F53 Sub-Account		FJ9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(178,637)	$(129,871)	$(13,060)	$(3,405)
Net realized gains (losses)	1,324,510	3,452,734	70,754	120,706
Net change in unrealized appreciation/(depreciation)	434,990	(5,704,236)	142,714	(224,324)

Increase (decrease) in net assets from operations	1,580,863	(2,381,373)	200,408	(107,023)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	262,487	176,275	709,635	481,203
Transfers between Sub-Accounts (including the Fixed Account), net	(431,963)	(1,204,275)	110,488	134,351
Withdrawals, surrenders, annuitizations and contract charges	(2,303,588)	(2,584,104)	(60,974)	(151,154)

Net accumulation activity	(2,473,064)	(3,612,104)	759,149	464,400

Annuitization Activity:
Annuitizations	7,077	6,696	—	—
Annuity payments and contract charges	(4,351)	(2,242)	—	—
Adjustments to annuity reserves	324	(247)	—	—

Net annuitization activity	3,050	4,207	—	—

Net increase (decrease) from contract owner transactions	(2,470,014)	(3,607,897)	759,149	464,400

Total increase (decrease) in net assets	(889,151)	(5,989,270)	959,557	357,377
Net assets at beginning of year	16,235,834	22,225,104	1,162,187	804,810

Net assets at end of year	$15,346,683	$16,235,834	$2,121,744	$1,162,187

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T28 Sub-Account		FJ0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$201,940	$228,711	$1,569	$1,844
Net realized gains (losses)	(324,249)	(314,907)	(1,483)	(3,288)
Net change in unrealized appreciation/(depreciation)	576,027	(1,117,869)	3,486	(9,247)

Increase (decrease) in net assets from operations	453,718	(1,204,065)	3,572	(10,691)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	150,740	205,850	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	50,339	49,052	854	(1,389)
Withdrawals, surrenders, annuitizations and contract charges	(1,232,839)	(1,324,161)	(4,307)	(12,683)

Net accumulation activity	(1,031,760)	(1,069,259)	(3,453)	(14,072)

Annuitization Activity:
Annuitizations	—	61,954	—	—
Annuity payments and contract charges	(51,498)	(60,973)	—	—
Adjustments to annuity reserves	5,319	(5,712)	—	—

Net annuitization activity	(46,179)	(4,731)	—	—

Net increase (decrease) from contract owner transactions	(1,077,939)	(1,073,990)	(3,453)	(14,072)

Total increase (decrease) in net assets	(624,221)	(2,278,055)	119	(24,763)
Net assets at beginning of year	7,778,476	10,056,531	60,198	84,961

Net assets at end of year	$7,154,255	$7,778,476	$60,317	$60,198

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	G03 Sub-Account		V35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(18,547)	$(14,443)	$(42,451)	$(48,466)
Net realized gains (losses)	(72,897)	(44,211)	877,937	876,220
Net change in unrealized appreciation/(depreciation)	594,276	(543,707)	(442,115)	(1,045,166)

Increase (decrease) in net assets from operations	502,832	(602,361)	393,371	(217,412)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	20,457	316,211	69,094	143,566
Transfers between Sub-Accounts (including the Fixed Account), net	(4,950)	(113,065)	(229,375)	(131,891)
Withdrawals, surrenders, annuitizations and contract charges	(102,979)	(100,584)	(605,958)	(842,499)

Net accumulation activity	(87,472)	102,562	(766,239)	(830,824)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(70,445)	(524)
Adjustments to annuity reserves	—	—	7,666	(8,490)

Net annuitization activity	—	—	(62,779)	(9,014)

Net increase (decrease) from contract owner transactions	(87,472)	102,562	(829,018)	(839,838)

Total increase (decrease) in net assets	415,360	(499,799)	(435,647)	(1,057,250)
Net assets at beginning of year	2,313,239	2,813,038	3,486,759	4,544,009

Net assets at end of year	$2,728,599	$2,313,239	$3,051,112	$3,486,759

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V13 Sub-Account		AB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(40,368)	$(83,161)	$16,524	$(7,858)
Net realized gains (losses)	3,210,771	1,854,126	(47,212)	(39,205)
Net change in unrealized appreciation/(depreciation)	(1,403,869)	(1,913,664)	86,339	(168,143)

Increase (decrease) in net assets from operations	1,766,534	(142,699)	55,651	(215,206)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	250,545	191,675	143,031	153,465
Transfers between Sub-Accounts (including the Fixed Account), net	(1,021,760)	(1,523,964)	81,381	(84,024)
Withdrawals, surrenders, annuitizations and contract charges	(2,699,372)	(2,603,640)	(94,036)	(37,438)

Net accumulation activity	(3,470,587)	(3,935,929)	130,376	32,003

Annuitization Activity:
Annuitizations	18,787	—	—	—
Annuity payments and contract charges	(29,910)	(14,694)	—	—
Adjustments to annuity reserves	(464)	129	—	—

Net annuitization activity	(11,587)	(14,565)	—	—

Net increase (decrease) from contract owner transactions	(3,482,174)	(3,950,494)	130,376	32,003

Total increase (decrease) in net assets	(1,715,640)	(4,093,193)	186,027	(183,203)
Net assets at beginning of year	19,254,849	23,348,042	1,168,970	1,352,173

Net assets at end of year	$17,539,209	$19,254,849	$1,354,997	$1,168,970

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V11 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$203,670	$(75,788)	$(26,434)	$(5,616)
Net realized gains (losses)	2,789,193	12,716,475	(83,311)	179,890
Net change in unrealized appreciation/(depreciation)	4,322,274	(20,812,031)	348,005	(628,435)

Increase (decrease) in net assets from operations	7,315,137	(8,171,344)	238,260	(454,161)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,199,878	10,897,505	24,323	2,433
Transfers between Sub-Accounts (including the Fixed Account), net	1,969,237	170,357	(94,728)	15,584
Withdrawals, surrenders, annuitizations and contract charges	(9,936,220)	(9,270,877)	(376,606)	(185,524)

Net accumulation activity	(1,767,105)	1,796,985	(447,011)	(167,507)

Annuitization Activity:
Annuitizations	—	21,874	—	—
Annuity payments and contract charges	(40,303)	(41,618)	(2,004)	(1,984)
Adjustments to annuity reserves	11,649	9,209	—	1

Net annuitization activity	(28,654)	(10,535)	(2,004)	(1,983)

Net increase (decrease) from contract owner transactions	(1,795,759)	1,786,450	(449,015)	(169,490)

Total increase (decrease) in net assets	5,519,378	(6,384,894)	(210,755)	(623,651)
Net assets at beginning of year	84,706,784	91,091,678	1,681,151	2,304,802

Net assets at end of year	$90,226,162	$84,706,784	$1,470,396	$1,681,151

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V17 Sub-Account		V19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(29,906)	$(17,019)	$6,931	$3,732
Net realized gains (losses)	(139,896)	442,016	57,940	51,772
Net change in unrealized appreciation/(depreciation)	463,459	(825,045)	7,066	(50,991)

Increase (decrease) in net assets from operations	293,657	(400,048)	71,937	4,513

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,131,935	1,609,141	380,841	232,452
Transfers between Sub-Accounts (including the Fixed Account), net	179,116	113,371	(25,894)	280,094
Withdrawals, surrenders, annuitizations and contract charges	(68,144)	(27,537)	(18,916)	(4,841)

Net accumulation activity	1,242,907	1,694,975	336,031	507,705

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,242,907	1,694,975	336,031	507,705

Total increase (decrease) in net assets	1,536,564	1,294,927	407,968	512,218
Net assets at beginning of year	1,788,739	493,812	561,662	49,444

Net assets at end of year	$3,325,303	$1,788,739	$969,630	$561,662

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V20 Sub-Account		V21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$9,249	$2,462	$—	$22,223
Net realized gains (losses)	492,018	199,773	—	(299,634)
Net change in unrealized appreciation/(depreciation)	230,604	(373,100)	—	(5,477)

Increase (decrease) in net assets from operations	731,871	(170,865)	—	(282,888)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,035,059	1,528,270	—	1,384,936
Transfers between Sub-Accounts (including the Fixed Account), net	447,883	2,724,357	—	(2,270,721)
Withdrawals, surrenders, annuitizations and contract charges	(145,749)	(95,394)	—	(5,349)

Net accumulation activity	2,337,193	4,157,233	—	(891,134)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,337,193	4,157,233	—	(891,134)

Total increase (decrease) in net assets	3,069,064	3,986,368	—	(1,174,022)
Net assets at beginning of year	4,342,342	355,974	—	1,174,022

Net assets at end of year	$7,411,406	$4,342,342	$—	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MV1 Sub-Account		MV2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$477,776	$31,538	$(22,665)	$(10,458)
Net realized gains (losses)	(116,845)	725,055	112,798	158,547
Net change in unrealized appreciation/(depreciation)	7,664,403	(4,719,420)	251,686	(258,883)

Increase (decrease) in net assets from operations	8,025,334	(3,962,827)	341,819	(110,794)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	22,209,567	34,101,417	597,756	1,292,440
Transfers between Sub-Accounts (including the Fixed Account), net	8,032,829	4,434,503	541,397	(33,584)
Withdrawals, surrenders, annuitizations and contract charges	(1,650,383)	(637,211)	(78,704)	(18,364)

Net accumulation activity	28,592,013	37,898,709	1,060,449	1,240,492

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	28,592,013	37,898,709	1,060,449	1,240,492

Total increase (decrease) in net assets	36,617,347	33,935,882	1,402,268	1,129,698
Net assets at beginning of year	43,525,126	9,589,244	1,481,238	351,540

Net assets at end of year	$80,142,473	$43,525,126	$2,883,506	$1,481,238

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MV3 Sub-Account		MV4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(56,345)	$(27,863)	$(1,756)	$1,440
Net realized gains (losses)	(199,926)	395,768	19,640	32,694
Net change in unrealized appreciation/(depreciation)	2,124,482	(1,256,583)	90,141	(51,552)

Increase (decrease) in net assets from operations	1,868,211	(888,678)	108,025	(17,418)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	946,974	1,726,618	216,315	601,810
Transfers between Sub-Accounts (including the Fixed Account), net	1,027,090	1,100,463	181,808	87,261
Withdrawals, surrenders, annuitizations and contract charges	(281,070)	(62,712)	(41,829)	(7,685)

Net accumulation activity	1,692,994	2,764,369	356,294	681,386

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,692,994	2,764,369	356,294	681,386

Total increase (decrease) in net assets	3,561,205	1,875,691	464,319	663,968
Net assets at beginning of year	2,981,067	1,105,376	836,810	172,842

Net assets at end of year	$6,542,272	$2,981,067	$1,301,129	$836,810

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	J88 Sub-Account		JF1 Sub-Account[3]
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$507,323	$76,567	$(2,699)	$(1,128)
Net realized gains (losses)	(682,505)	(552,332)	(22,547)	14,833
Net change in unrealized appreciation/(depreciation)	1,373,720	(5,124,239)	63,139	(65,713)

Increase (decrease) in net assets from operations	1,198,538	(5,600,004)	37,893	(52,008)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	190,542	138,277	169,049	503,825
Transfers between Sub-Accounts (including the Fixed Account), net	4,803,070	105,007	(931,450)	53,046
Withdrawals, surrenders, annuitizations and contract charges	(4,254,421)	(5,473,961)	(6,593)	(12,025)

Net accumulation activity	739,191	(5,230,677)	(768,994)	544,846

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	739,191	(5,230,677)	(768,994)	544,846

Total increase (decrease) in net assets	1,937,729	(10,830,681)	(731,101)	492,838
Net assets at beginning of year	30,174,387	41,005,068	731,101	238,263

Net assets at end of year	$32,112,116	$30,174,387	$—	$731,101

[3]	The activities for this Sub-Account are for the period from January 1, 2023 to April 25, 2023. Refer to Note 10 for details on this closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	JF0 Sub-Account[4]		J94 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(3,208)	$20,885	$(44,957)	$(181,106)
Net realized gains (losses)	(91,174)	15,915	926,471	2,617,821
Net change in unrealized appreciation/(depreciation)	127,012	(134,285)	1,675,372	(5,428,171)

Increase (decrease) in net assets from operations	32,630	(97,485)	2,556,886	(2,991,456)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	20,000	569,818	15,929	12,162
Transfers between Sub-Accounts (including the Fixed Account), net	(924,021)	(8,361)	494,557	(174,345)
Withdrawals, surrenders, annuitizations and contract charges	(13,554)	(42,617)	(1,492,087)	(1,525,151)

Net accumulation activity	(917,575)	518,840	(981,601)	(1,687,334)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(917,575)	518,840	(981,601)	(1,687,334)

Total increase (decrease) in net assets	(884,945)	421,355	1,575,285	(4,678,790)
Net assets at beginning of year	884,945	463,590	10,947,842	15,626,632

Net assets at end of year	$—	$884,945	$12,523,127	$10,947,842

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	L11 Sub-Account		L42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$625,281	$369,308	$(3,996)	$(2,515)
Net realized gains (losses)	(336,836)	(324,612)	12,549	11,828
Net change in unrealized appreciation/(depreciation)	3,612,044	(4,504,637)	21,721	(50,179)

Increase (decrease) in net assets from operations	3,900,489	(4,459,941)	30,274	(40,866)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	310,626	308,304	1,000	86,616
Transfers between Sub-Accounts (including the Fixed Account), net	(1,525,049)	142,288	25,514	90,577
Withdrawals, surrenders, annuitizations and contract charges	(2,921,745)	(2,928,541)	(14,969)	(5,385)

Net accumulation activity	(4,136,168)	(2,477,949)	11,545	171,808

Annuitization Activity:
Annuitizations	—	4,985	—	—
Annuity payments and contract charges	(10,938)	(6,137)	—	—
Adjustments to annuity reserves	6,530	(346)	—	—

Net annuitization activity	(4,408)	(1,498)	—	—

Net increase (decrease) from contract owner transactions	(4,140,576)	(2,479,447)	11,545	171,808

Total increase (decrease) in net assets	(240,087)	(6,939,388)	41,819	130,942
Net assets at beginning of year	21,108,283	28,047,671	313,241	182,299

Net assets at end of year	$20,868,196	$21,108,283	$355,060	$313,241

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	L16 Sub-Account		L18 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$168,986	$108,481	$(257,082)	$(298,640)
Net realized gains (losses)	(54,405)	(53,373)	(1,168,030)	1,455,599
Net change in unrealized appreciation/(depreciation)	83,140	(491,578)	2,700,330	(8,591,677)

Increase (decrease) in net assets from operations	197,721	(436,470)	1,275,218	(7,434,718)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	161,339	520,967	286,328	194,888
Transfers between Sub-Accounts (including the Fixed Account), net	968,860	285,976	436,580	2,192,089
Withdrawals, surrenders, annuitizations and contract charges	(135,813)	(117,644)	(2,109,303)	(1,972,384)

Net accumulation activity	994,386	689,299	(1,386,395)	414,593

Annuitization Activity:
Annuitizations	—	—	4,755	7,668
Annuity payments and contract charges	—	—	(4,014)	(6,967)
Adjustments to annuity reserves	—	—	357	(2,323)

Net annuitization activity	—	—	1,098	(1,622)

Net increase (decrease) from contract owner transactions	994,386	689,299	(1,385,297)	412,971

Total increase (decrease) in net assets	1,192,107	252,829	(110,079)	(7,021,747)
Net assets at beginning of year	3,095,143	2,842,314	15,008,904	22,030,651

Net assets at end of year	$4,287,250	$3,095,143	$14,898,825	$15,008,904

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	L17 Sub-Account		L19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(273,531)	$(185,945)	$55,428	$23,689
Net realized gains (losses)	620,610	3,248,153	(12,091)	(2,918)
Net change in unrealized appreciation/(depreciation)	2,494,209	(7,114,413)	11,628	(69,026)

Increase (decrease) in net assets from operations	2,841,288	(4,052,205)	54,965	(48,255)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	183,234	193,941	319,798	213,359
Transfers between Sub-Accounts (including the Fixed Account), net	(707,358)	(1,184,550)	137,330	532,068
Withdrawals, surrenders, annuitizations and contract charges	(3,180,708)	(2,684,065)	(71,595)	(17,994)

Net accumulation activity	(3,704,832)	(3,674,674)	385,533	727,433

Annuitization Activity:
Annuitizations	6,534	—	—	—
Annuity payments and contract charges	(5,168)	(2,845)	—	—
Adjustments to annuity reserves	46	(95)	—	—

Net annuitization activity	1,412	(2,940)	—	—

Net increase (decrease) from contract owner transactions	(3,703,420)	(3,677,614)	385,533	727,433

Total increase (decrease) in net assets	(862,132)	(7,729,819)	440,498	679,178
Net assets at beginning of year	24,384,323	32,114,142	1,191,944	512,766

Net assets at end of year	$23,522,191	$24,384,323	$1,632,442	$1,191,944

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,504,594	$759,424	$369,702	$(392,235)
Net realized gains (losses)	9,415,724	25,323,751	7,701,463	21,868,573
Net change in unrealized appreciation/(depreciation)	9,109,391	(57,966,295)	8,002,742	(51,081,196)

Increase (decrease) in net assets from operations	20,029,709	(31,883,120)	16,073,907	(29,604,858)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,999,240	6,226,366	3,857,327	5,129,504
Transfers between Sub-Accounts (including the Fixed Account), net	(258,007)	2,417,874	271,062	(1,191,345)
Withdrawals, surrenders, annuitizations and contract charges	(35,942,206)	(34,532,041)	(32,340,508)	(28,929,425)

Net accumulation activity	(30,200,973)	(25,887,801)	(28,212,119)	(24,991,266)

Annuitization Activity:
Annuitizations	1,470,406	538,233	75,279	100,704
Annuity payments and contract charges	(756,451)	(807,097)	(195,664)	(208,480)
Adjustments to annuity reserves	(193,215)	264,744	(158,899)	165,053

Net annuitization activity	520,740	(4,120)	(279,284)	57,277

Net increase (decrease) from contract owner transactions	(29,680,233)	(25,891,921)	(28,491,403)	(24,933,989)

Total increase (decrease) in net assets	(9,650,524)	(57,775,041)	(12,417,496)	(54,538,847)
Net assets at beginning of year	244,855,536	302,630,577	211,768,681	266,307,528

Net assets at end of year	$235,205,012	$244,855,536	$199,351,185	$211,768,681

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M31 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(1,801,582)	$(1,942,759)	$(310,765)	$(316,538)
Net realized gains (losses)	15,360,140	23,959,981	1,352,862	2,692,143
Net change in unrealized appreciation/(depreciation)	23,118,631	(81,243,945)	4,474,225	(10,767,033)

Increase (decrease) in net assets from operations	36,677,189	(59,226,723)	5,516,322	(8,391,428)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,193,633	3,322,280	686,510	686,033
Transfers between Sub-Accounts (including the Fixed Account), net	(2,058,045)	(680,877)	197,699	1,922,766
Withdrawals, surrenders, annuitizations and contract charges	(14,367,732)	(16,636,293)	(2,429,710)	(2,198,082)

Net accumulation activity	(14,232,144)	(13,994,890)	(1,545,501)	410,717

Annuitization Activity:
Annuitizations	167,205	995,128	27,641	—
Annuity payments and contract charges	(753,543)	(322,233)	(16,135)	(18,044)
Adjustments to annuity reserves	547,070	25,834	(28,028)	16,519

Net annuitization activity	(39,268)	698,729	(16,522)	(1,525)

Net increase (decrease) from contract owner transactions	(14,271,412)	(13,296,161)	(1,562,023)	409,192

Total increase (decrease) in net assets	22,405,777	(72,522,884)	3,954,299	(7,982,236)
Net assets at beginning of year	114,428,694	186,951,578	17,432,686	25,414,922

Net assets at end of year	$136,834,471	$114,428,694	$21,386,985	$17,432,686

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M10 Sub-Account		MF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(1,087)	$(546)	$(253,714)	$(281,881)
Net realized gains (losses)	8,353	10,685	(407,214)	2,596,062
Net change in unrealized appreciation/(depreciation)	17,960	(21,734)	3,811,072	(10,241,852)

Increase (decrease) in net assets from operations	25,226	(11,595)	3,150,144	(7,927,671)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	251,409	359,379
Transfers between Sub-Accounts (including the Fixed Account), net	60,050	70,727	16,257	(744,277)
Withdrawals, surrenders, annuitizations and contract charges	(2,832)	(1,657)	(2,065,012)	(2,015,016)

Net accumulation activity	57,218	69,070	(1,797,346)	(2,399,914)

Annuitization Activity:
Annuitizations	—	—	30,920	3,090
Annuity payments and contract charges	—	—	(97,228)	(40,032)
Adjustments to annuity reserves	—	—	(1,271)	(5,929)

Net annuitization activity	—	—	(67,579)	(42,871)

Net increase (decrease) from contract owner transactions	57,218	69,070	(1,864,925)	(2,442,785)

Total increase (decrease) in net assets	82,444	57,475	1,285,219	(10,370,456)
Net assets at beginning of year	109,131	51,656	17,017,143	27,387,599

Net assets at end of year	$191,575	$109,131	$18,302,362	$17,017,143

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M41 Sub-Account		M05 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(387,222)	$(405,855)	$(507,417)	$(583,206)
Net realized gains (losses)	(936,408)	3,161,445	(3,343,579)	11,015,320
Net change in unrealized appreciation/(depreciation)	5,579,283	(12,447,237)	8,052,943	(27,343,706)

Increase (decrease) in net assets from operations	4,255,653	(9,691,647)	4,201,947	(16,911,592)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	932,088	909,952	607,110	1,026,719
Transfers between Sub-Accounts (including the Fixed Account), net	(205,735)	2,580,782	(4,018)	(850,487)
Withdrawals, surrenders, annuitizations and contract charges	(2,978,580)	(2,466,888)	(4,258,097)	(4,488,064)

Net accumulation activity	(2,252,227)	1,023,846	(3,655,005)	(4,311,832)

Annuitization Activity:
Annuitizations	3,047	—	31,328	3,482
Annuity payments and contract charges	(35,193)	(27,322)	(39,085)	(59,680)
Adjustments to annuity reserves	17,096	(893)	(1,183)	6,242

Net annuitization activity	(15,050)	(28,215)	(8,940)	(49,956)

Net increase (decrease) from contract owner transactions	(2,267,277)	995,631	(3,663,945)	(4,361,788)

Total increase (decrease) in net assets	1,988,376	(8,696,016)	538,002	(21,273,380)
Net assets at beginning of year	23,361,179	32,057,195	34,977,512	56,250,892

Net assets at end of year	$25,349,555	$23,361,179	$35,515,514	$34,977,512

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M42 Sub-Account		M89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(471,072)	$(519,230)	$4,052,960	$2,809,736
Net realized gains (losses)	(4,360,331)	8,713,181	(8,427,640)	(3,155,225)
Net change in unrealized appreciation/(depreciation)	8,287,767	(20,979,811)	19,642,012	(60,406,324)

Increase (decrease) in net assets from operations	3,456,364	(12,785,860)	15,267,332	(60,751,813)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	733,924	829,366	3,352,149	4,081,677
Transfers between Sub-Accounts (including the Fixed Account), net	815,288	4,180,947	14,114,458	(3,442,288)
Withdrawals, surrenders, annuitizations and contract charges	(4,062,586)	(3,572,703)	(42,039,283)	(44,030,320)

Net accumulation activity	(2,513,374)	1,437,610	(24,572,676)	(43,390,931)

Annuitization Activity:
Annuitizations	8,328	18,540	65,794	86,657
Annuity payments and contract charges	(14,696)	(23,139)	(64,986)	(109,272)
Adjustments to annuity reserves	(582)	(3,572)	3,140	27,616

Net annuitization activity	(6,950)	(8,171)	3,948	5,001

Net increase (decrease) from contract owner transactions	(2,520,324)	1,429,439	(24,568,728)	(43,385,930)

Total increase (decrease) in net assets	936,040	(11,356,421)	(9,301,396)	(104,137,743)
Net assets at beginning of year	29,122,159	40,478,580	300,117,887	404,255,630

Net assets at end of year	$30,058,199	$29,122,159	$290,816,491	$300,117,887

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M82 Sub-Account		M44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(1,230,616)	$(1,420,295)	$1,503,731	$812,841
Net realized gains (losses)	6,169,932	15,353,925	5,693,996	4,054,203
Net change in unrealized appreciation/(depreciation)	10,895,518	(35,307,046)	(10,142,733)	(5,606,255)

Increase (decrease) in net assets from operations	15,834,834	(21,373,416)	(2,945,006)	(739,211)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,660,504	828,585	1,867,947	2,136,136
Transfers between Sub-Accounts (including the Fixed Account), net	(4,501,679)	192,596	(978,439)	(605,885)
Withdrawals, surrenders, annuitizations and contract charges	(12,503,720)	(10,888,351)	(11,566,219)	(10,434,546)

Net accumulation activity	(15,344,895)	(9,867,170)	(10,676,711)	(8,904,295)

Annuitization Activity:
Annuitizations	—	31,065	261,441	733,847
Annuity payments and contract charges	(20,397)	(18,821)	(417,280)	(352,801)
Adjustments to annuity reserves	3,306	(1,695)	(37,949)	55,561

Net annuitization activity	(17,091)	10,549	(193,788)	436,607

Net increase (decrease) from contract owner transactions	(15,361,986)	(9,856,621)	(10,870,499)	(8,467,688)

Total increase (decrease) in net assets	472,848	(31,230,037)	(13,815,505)	(9,206,899)
Net assets at beginning of year	85,822,601	117,052,638	81,251,500	90,458,399

Net assets at end of year	$86,295,449	$85,822,601	$67,435,995	$81,251,500

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M40 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$566,006	$222,066	$67,125	$(389,129)
Net realized gains (losses)	2,533,050	4,088,711	14,019,626	16,717,840
Net change in unrealized appreciation/(depreciation)	(4,511,523)	(4,865,351)	(4,429,401)	(32,201,874)

Increase (decrease) in net assets from operations	(1,412,467)	(554,574)	9,657,350	(15,873,163)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	801,100	1,328,509	3,186,001	3,292,196
Transfers between Sub-Accounts (including the Fixed Account), net	2,087,716	(2,770,213)	2,810,183	(6,179,784)
Withdrawals, surrenders, annuitizations and contract charges	(3,944,007)	(5,040,065)	(23,640,835)	(21,451,450)

Net accumulation activity	(1,055,191)	(6,481,769)	(17,644,651)	(24,339,038)

Annuitization Activity:
Annuitizations	13,139	3,154	124,816	378,564
Annuity payments and contract charges	(71,101)	(10,657)	(495,056)	(342,234)
Adjustments to annuity reserves	(67,793)	68,040	(6,385)	(26,079)

Net annuitization activity	(125,755)	60,537	(376,625)	10,251

Net increase (decrease) from contract owner transactions	(1,180,946)	(6,421,232)	(18,021,276)	(24,328,787)

Total increase (decrease) in net assets	(2,593,413)	(6,975,806)	(8,363,926)	(40,201,950)
Net assets at beginning of year	36,436,059	43,411,865	170,707,884	210,909,834

Net assets at end of year	$33,842,646	$36,436,059	$162,343,958	$170,707,884

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M08 Sub-Account		MB6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(194,641)	$(446,389)	$(43,141)	$(707,888)
Net realized gains (losses)	6,326,306	8,043,674	20,706,505	46,755,110
Net change in unrealized appreciation/(depreciation)	(1,774,128)	(15,755,297)	29,193,851	(91,952,019)

Increase (decrease) in net assets from operations	4,357,537	(8,158,012)	49,857,215	(45,904,797)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,594,168	1,348,236	4,463,901	6,547,881
Transfers between Sub-Accounts (including the Fixed Account), net	1,144,732	(5,654,602)	(3,253,978)	(3,718,499)
Withdrawals, surrenders, annuitizations and contract charges	(10,973,101)	(10,967,590)	(33,949,181)	(32,302,018)

Net accumulation activity	(8,234,201)	(15,273,956)	(32,739,258)	(29,472,636)

Annuitization Activity:
Annuitizations	107,135	—	1,017,344	329,393
Annuity payments and contract charges	(125,168)	(93,200)	(735,052)	(751,781)
Adjustments to annuity reserves	12,578	33,585	(85,009)	(107,374)

Net annuitization activity	(5,455)	(59,615)	197,283	(529,762)

Net increase (decrease) from contract owner transactions	(8,239,656)	(15,333,571)	(32,541,975)	(30,002,398)

Total increase (decrease) in net assets	(3,882,119)	(23,491,583)	17,315,240	(75,907,195)
Net assets at beginning of year	81,030,323	104,521,906	201,501,244	277,408,439

Net assets at end of year	$77,148,204	$81,030,323	$218,816,484	$201,501,244

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB7 Sub-Account		MC0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(262,679)	$(400,413)	$748,251	$674,064
Net realized gains (losses)	3,569,803	9,366,981	(1,446,003)	917,168
Net change in unrealized appreciation/(depreciation)	6,586,189	(18,750,226)	2,894,199	(8,984,978)

Increase (decrease) in net assets from operations	9,893,313	(9,783,658)	2,196,447	(7,393,746)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	973,291	1,366,227	1,187,516	550,287
Transfers between Sub-Accounts (including the Fixed Account), net	(3,082,302)	209,229	373,680	(667,633)
Withdrawals, surrenders, annuitizations and contract charges	(7,693,226)	(6,648,058)	(5,014,438)	(4,685,723)

Net accumulation activity	(9,802,237)	(5,072,602)	(3,453,242)	(4,803,069)

Annuitization Activity:
Annuitizations	19,424	37,534	24,016	24,050
Annuity payments and contract charges	(52,452)	(70,974)	(37,458)	(41,694)
Adjustments to annuity reserves	(31,099)	21,728	7,219	(13,892)

Net annuitization activity	(64,127)	(11,712)	(6,223)	(31,536)

Net increase (decrease) from contract owner transactions	(9,866,364)	(5,084,314)	(3,459,465)	(4,834,605)

Total increase (decrease) in net assets	26,949	(14,867,972)	(1,263,018)	(12,228,351)
Net assets at beginning of year	42,091,993	56,959,965	31,337,326	43,565,677

Net assets at end of year	$42,118,942	$42,091,993	$30,074,308	$31,337,326

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA0 Sub-Account		MC2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,653,689	$1,241,308	$(763,582)	$(1,034,427)
Net realized gains (losses)	(3,420,553)	2,091,275	6,039,403	13,518,915
Net change in unrealized appreciation/(depreciation)	7,136,597	(22,191,034)	11,047,125	(32,593,049)

Increase (decrease) in net assets from operations	5,369,733	(18,858,451)	16,322,946	(20,108,561)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,363,335	828,275	2,223,891	1,867,653
Transfers between Sub-Accounts (including the Fixed Account), net	5,739,472	(1,517,545)	(346,745)	(724,779)
Withdrawals, surrenders, annuitizations and contract charges	(11,364,021)	(10,450,528)	(12,783,195)	(11,872,530)

Net accumulation activity	(4,261,214)	(11,139,798)	(10,906,049)	(10,729,656)

Annuitization Activity:
Annuitizations	87,609	97,296	159,468	97,051
Annuity payments and contract charges	(61,220)	(68,905)	(256,716)	(169,790)
Adjustments to annuity reserves	(426)	(15,967)	(10,621)	(51,809)

Net annuitization activity	25,963	12,424	(107,869)	(124,548)

Net increase (decrease) from contract owner transactions	(4,235,251)	(11,127,374)	(11,013,918)	(10,854,204)

Total increase (decrease) in net assets	1,134,482	(29,985,825)	5,309,028	(30,962,765)
Net assets at beginning of year	78,378,677	108,364,502	81,815,665	112,778,430

Net assets at end of year	$79,513,159	$78,378,677	$87,124,693	$81,815,665

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC1 Sub-Account		MC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(557,557)	$(704,361)	$(290)	$289,126
Net realized gains (losses)	2,605,497	5,865,570	(422,595)	519,783
Net change in unrealized appreciation/(depreciation)	6,509,021	(15,645,751)	1,311,120	(3,560,455)

Increase (decrease) in net assets from operations	8,556,961	(10,484,542)	888,235	(2,751,546)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	783,721	431,311	277,332	265,177
Transfers between Sub-Accounts (including the Fixed Account), net	(1,637,325)	(406,902)	86,188	65,988
Withdrawals, surrenders, annuitizations and contract charges	(4,695,828)	(3,297,698)	(1,397,159)	(1,156,172)

Net accumulation activity	(5,549,432)	(3,273,289)	(1,033,639)	(825,007)

Annuitization Activity:
Annuitizations	—	30,354	1,564	10,392
Annuity payments and contract charges	(56,121)	(69,189)	(13,373)	(10,131)
Adjustments to annuity reserves	1,439	(22,830)	(3,438)	(13,056)

Net annuitization activity	(54,682)	(61,665)	(15,247)	(12,795)

Net increase (decrease) from contract owner transactions	(5,604,114)	(3,334,954)	(1,048,886)	(837,802)

Total increase (decrease) in net assets	2,952,847	(13,819,496)	(160,651)	(3,589,348)
Net assets at beginning of year	43,673,561	57,493,057	9,929,839	13,519,187

Net assets at end of year	$46,626,408	$43,673,561	$9,769,188	$9,929,839

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA1 Sub-Account		MC4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(54,151)	$261,285	$(73,265)	$1,538
Net realized gains (losses)	(656,426)	365,916	(208,143)	(192,331)
Net change in unrealized appreciation/(depreciation)	1,653,745	(3,705,487)	326,066	(1,162,413)

Increase (decrease) in net assets from operations	943,168	(3,078,286)	44,658	(1,353,206)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	303,902	94,622	71,410	213,953
Transfers between Sub-Accounts (including the Fixed Account), net	(80,778)	388,856	176,015	(207,591)
Withdrawals, surrenders, annuitizations and contract charges	(1,452,312)	(1,363,125)	(945,396)	(914,785)

Net accumulation activity	(1,229,188)	(879,647)	(697,971)	(908,423)

Annuitization Activity:
Annuitizations	1,214	5,781	—	32,649
Annuity payments and contract charges	(1,684)	(64)	(6,371)	(14,835)
Adjustments to annuity reserves	29	111	(4,283)	1,592

Net annuitization activity	(441)	5,828	(10,654)	19,406

Net increase (decrease) from contract owner transactions	(1,229,629)	(873,819)	(708,625)	(889,017)

Total increase (decrease) in net assets	(286,461)	(3,952,105)	(663,967)	(2,242,223)
Net assets at beginning of year	10,840,337	14,792,442	5,548,730	7,790,953

Net assets at end of year	$10,553,876	$10,840,337	$4,884,763	$5,548,730

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC5 Sub-Account		MC6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(8,320)	$(2,772)	$(483,283)	$(503,141)
Net realized gains (losses)	(18,633)	(35,444)	3,022,228	6,761,403
Net change in unrealized appreciation/(depreciation)	28,789	(103,809)	4,153,774	(16,417,742)

Increase (decrease) in net assets from operations	1,836	(142,025)	6,692,719	(10,159,480)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	9,363	11,201	587,741	880,487
Transfers between Sub-Accounts (including the Fixed Account), net	35,197	(2,221)	(78,646)	(260,082)
Withdrawals, surrenders, annuitizations and contract charges	(85,260)	(110,901)	(5,616,421)	(4,484,921)

Net accumulation activity	(40,700)	(101,921)	(5,107,326)	(3,864,516)

Annuitization Activity:
Annuitizations	—	—	80,666	—
Annuity payments and contract charges	—	—	(85,415)	(184,751)
Adjustments to annuity reserves	—	—	4,165	(11,461)

Net annuitization activity	—	—	(584)	(196,212)

Net increase (decrease) from contract owner transactions	(40,700)	(101,921)	(5,107,910)	(4,060,728)

Total increase (decrease) in net assets	(38,864)	(243,946)	1,584,809	(14,220,208)
Net assets at beginning of year	530,405	774,351	36,937,950	51,158,158

Net assets at end of year	$491,541	$530,405	$38,522,759	$36,937,950

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC7 Sub-Account		MC8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(96,553)	$(87,332)	$(302,206)	$(582,519)
Net realized gains (losses)	263,088	745,697	7,370,871	9,931,192
Net change in unrealized appreciation/(depreciation)	1,094,143	(2,141,916)	3,437,806	(25,496,751)

Increase (decrease) in net assets from operations	1,260,678	(1,483,551)	10,506,471	(16,148,078)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	579,396	929,696	1,110,367	1,373,550
Transfers between Sub-Accounts (including the Fixed Account), net	681,050	170,086	(511,154)	(647,912)
Withdrawals, surrenders, annuitizations and contract charges	(527,426)	(257,743)	(8,770,617)	(8,321,122)

Net accumulation activity	733,020	842,039	(8,171,404)	(7,595,484)

Annuitization Activity:
Annuitizations	—	—	84,445	371,631
Annuity payments and contract charges	(3,200)	(4,114)	(358,812)	(197,258)
Adjustments to annuity reserves	(1)	1	220,277	(67,938)

Net annuitization activity	(3,201)	(4,113)	(54,090)	106,435

Net increase (decrease) from contract owner transactions	729,819	837,926	(8,225,494)	(7,489,049)

Total increase (decrease) in net assets	1,990,497	(645,625)	2,280,977	(23,637,127)
Net assets at beginning of year	6,461,882	7,107,507	63,911,599	87,548,726

Net assets at end of year	$8,452,379	$6,461,882	$66,192,576	$63,911,599

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC9 Sub-Account		MD0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(29,482)	$(47,295)	$(273,760)	$219,986
Net realized gains (losses)	228,922	428,654	224,636	1,399,587
Net change in unrealized appreciation/(depreciation)	313,045	(1,249,293)	2,151,830	(4,469,857)

Increase (decrease) in net assets from operations	512,485	(867,934)	2,102,706	(2,850,284)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	60,733	77,546	513,244	466,282
Transfers between Sub-Accounts (including the Fixed Account), net	(127,403)	188,564	(83,764)	31,916
Withdrawals, surrenders, annuitizations and contract charges	(436,955)	(653,737)	(3,513,377)	(3,346,779)

Net accumulation activity	(503,625)	(387,627)	(3,083,897)	(2,848,581)

Annuitization Activity:
Annuitizations	78,296	—	2,663	64,660
Annuity payments and contract charges	(17,981)	(9,369)	(72,348)	(94,269)
Adjustments to annuity reserves	(2,559)	3	13,898	14,686

Net annuitization activity	57,756	(9,366)	(55,787)	(14,923)

Net increase (decrease) from contract owner transactions	(445,869)	(396,993)	(3,139,684)	(2,863,504)

Total increase (decrease) in net assets	66,616	(1,264,927)	(1,036,978)	(5,713,788)
Net assets at beginning of year	3,218,051	4,482,978	28,310,604	34,024,392

Net assets at end of year	$3,284,667	$3,218,051	$27,273,626	$28,310,604

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M92 Sub-Account		M96 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(4,857,769)	$1,185,434	$29,002	$326,228
Net realized gains (losses)	728,252	18,861,794	(1,746,257)	(1,672,784)
Net change in unrealized appreciation/(depreciation)	28,692,355	(59,786,984)	2,929,778	(6,889,947)

Increase (decrease) in net assets from operations	24,562,838	(39,739,756)	1,212,523	(8,236,503)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,742,977	5,383,023	1,264,156	2,486,037
Transfers between Sub-Accounts (including the Fixed Account), net	(1,372,232)	(13,546,513)	2,179,904	(1,030,226)
Withdrawals, surrenders, annuitizations and contract charges	(50,825,321)	(50,721,911)	(7,504,152)	(9,166,346)

Net accumulation activity	(48,454,576)	(58,885,401)	(4,060,092)	(7,710,535)

Annuitization Activity:
Annuitizations	—	107,587	50,314	309,895
Annuity payments and contract charges	(52,438)	(51,848)	(194,312)	(238,604)
Adjustments to annuity reserves	10,276	100,705	(78,649)	18,124

Net annuitization activity	(42,162)	156,444	(222,647)	89,415

Net increase (decrease) from contract owner transactions	(48,496,738)	(58,728,957)	(4,282,739)	(7,621,120)

Total increase (decrease) in net assets	(23,933,900)	(98,468,713)	(3,070,216)	(15,857,623)
Net assets at beginning of year	354,513,553	452,982,266	49,232,640	65,090,263

Net assets at end of year	$330,579,653	$354,513,553	$46,162,424	$49,232,640

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD2 Sub-Account		MA6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(421,730)	$72,695	$1,304,213	$1,350,555
Net realized gains (losses)	(2,815,747)	(3,265,493)	(981,444)	(1,088,107)
Net change in unrealized appreciation/(depreciation)	5,367,660	(14,638,730)	2,710,019	(4,869,759)

Increase (decrease) in net assets from operations	2,130,183	(17,831,528)	3,032,788	(4,607,311)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,343,555	2,095,071	502,873	1,105,155
Transfers between Sub-Accounts (including the Fixed Account), net	8,176,584	(3,129,965)	139,517	(1,394,287)
Withdrawals, surrenders, annuitizations and contract charges	(14,499,562)	(16,158,948)	(4,695,342)	(5,278,942)

Net accumulation activity	(4,979,423)	(17,193,842)	(4,052,952)	(5,568,074)

Annuitization Activity:
Annuitizations	206,743	37,613	18,564	180,692
Annuity payments and contract charges	(60,159)	(50,771)	(183,437)	(162,385)
Adjustments to annuity reserves	(2,788)	(9,701)	71,898	14,997

Net annuitization activity	143,796	(22,859)	(92,975)	33,304

Net increase (decrease) from contract owner transactions	(4,835,627)	(17,216,701)	(4,145,927)	(5,534,770)

Total increase (decrease) in net assets	(2,705,444)	(35,048,229)	(1,113,139)	(10,142,081)
Net assets at beginning of year	102,071,534	137,119,763	30,575,876	40,717,957

Net assets at end of year	$99,366,090	$102,071,534	$29,462,737	$30,575,876

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA3 Sub-Account		M97 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$857,568	$920,190	$(97,573)	$(239,689)
Net realized gains (losses)	(887,132)	(854,165)	1,090,103	1,804,896
Net change in unrealized appreciation/(depreciation)	2,278,786	(3,776,806)	2,209,794	(7,095,916)

Increase (decrease) in net assets from operations	2,249,222	(3,710,781)	3,202,324	(5,530,709)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	561,206	705,730	640,063	903,183
Transfers between Sub-Accounts (including the Fixed Account), net	48,897	(897,623)	691,166	(974,520)
Withdrawals, surrenders, annuitizations and contract charges	(3,963,687)	(4,039,333)	(3,144,683)	(3,448,174)

Net accumulation activity	(3,353,584)	(4,231,226)	(1,813,454)	(3,519,511)

Annuitization Activity:
Annuitizations	76,081	8,436	22,422	7,715
Annuity payments and contract charges	(91,544)	(42,048)	(141,636)	(108,554)
Adjustments to annuity reserves	(19,761)	(4,066)	3,785	(16,406)

Net annuitization activity	(35,224)	(37,678)	(115,429)	(117,245)

Net increase (decrease) from contract owner transactions	(3,388,808)	(4,268,904)	(1,928,883)	(3,636,756)

Total increase (decrease) in net assets	(1,139,586)	(7,979,685)	1,273,441	(9,167,465)
Net assets at beginning of year	23,244,962	31,224,647	25,378,708	34,546,173

Net assets at end of year	$22,105,376	$23,244,962	$26,652,149	$25,378,708

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD5 Sub-Account		M98 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(87,138)	$(156,063)	$(203,361)	$(203,776)
Net realized gains (losses)	402,907	673,827	3,215,816	2,963,356
Net change in unrealized appreciation/(depreciation)	1,006,119	(2,988,713)	1,179,426	(12,708,627)

Increase (decrease) in net assets from operations	1,321,888	(2,470,949)	4,191,881	(9,949,047)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	196,417	241,145	338,631	753,554
Transfers between Sub-Accounts (including the Fixed Account), net	(24,052)	(455,000)	(83,967)	(565,202)
Withdrawals, surrenders, annuitizations and contract charges	(1,568,585)	(1,381,449)	(3,797,087)	(3,486,984)

Net accumulation activity	(1,396,220)	(1,595,304)	(3,542,423)	(3,298,632)

Annuitization Activity:
Annuitizations	—	6,635	17,209	3,874
Annuity payments and contract charges	(35,958)	(18,706)	(53,545)	(56,346)
Adjustments to annuity reserves	19,814	288	(5,397)	(24,049)

Net annuitization activity	(16,144)	(11,783)	(41,733)	(76,521)

Net increase (decrease) from contract owner transactions	(1,412,364)	(1,607,087)	(3,584,156)	(3,375,153)

Total increase (decrease) in net assets	(90,476)	(4,078,036)	607,725	(13,324,200)
Net assets at beginning of year	10,968,471	15,046,507	27,693,190	41,017,390

Net assets at end of year	$10,877,995	$10,968,471	$28,300,915	$27,693,190

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M93 Sub-Account		MD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(698,793)	$(753,619)	$(3,098,407)	$(3,936,071)
Net realized gains (losses)	6,398,354	5,516,622	23,683,688	51,842,975
Net change in unrealized appreciation/(depreciation)	2,419,238	(24,223,758)	35,049,914	(122,381,230)

Increase (decrease) in net assets from operations	8,118,799	(19,460,755)	55,635,195	(74,474,326)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	994,293	1,187,282	5,100,215	6,730,349
Transfers between Sub-Accounts (including the Fixed Account), net	(2,457,963)	5,470,479	(2,655,109)	(5,266,364)
Withdrawals, surrenders, annuitizations and contract charges	(8,377,418)	(7,790,808)	(37,636,688)	(34,837,044)

Net accumulation activity	(9,841,088)	(1,133,047)	(35,191,582)	(33,373,059)

Annuitization Activity:
Annuitizations	45,288	14,139	474,675	927,506
Annuity payments and contract charges	(40,337)	(39,961)	(1,297,454)	(1,402,282)
Adjustments to annuity reserves	(2,823)	11,195	19,053	(81,540)

Net annuitization activity	2,128	(14,627)	(803,726)	(556,316)

Net increase (decrease) from contract owner transactions	(9,838,960)	(1,147,674)	(35,995,308)	(33,929,375)

Total increase (decrease) in net assets	(1,720,161)	(20,608,429)	19,639,887	(108,403,701)
Net assets at beginning of year	57,027,807	77,636,236	267,972,468	376,376,169

Net assets at end of year	$55,307,646	$57,027,807	$287,612,355	$267,972,468

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB3 Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(448,382)	$(517,134)	$1,073,702	$(95,699)
Net realized gains (losses)	2,271,635	5,407,133	—	—
Net change in unrealized appreciation/(depreciation)	3,638,807	(12,783,721)	—	—

Increase (decrease) in net assets from operations	5,462,060	(7,893,722)	1,073,702	(95,699)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	785,108	557,069	4,017,610	4,270,930
Transfers between Sub-Accounts (including the Fixed Account), net	(870,967)	(292,878)	6,445,682	7,721,929
Withdrawals, surrenders, annuitizations and contract charges	(4,369,334)	(4,140,940)	(11,570,487)	(13,355,526)

Net accumulation activity	(4,455,193)	(3,876,749)	(1,107,195)	(1,362,667)

Annuitization Activity:
Annuitizations	29,579	—	63,467	38,916
Annuity payments and contract charges	(41,589)	(59,142)	(111,149)	(136,329)
Adjustments to annuity reserves	615	(4,042)	(5,647)	5,847

Net annuitization activity	(11,395)	(63,184)	(53,329)	(91,566)

Net increase (decrease) from contract owner transactions	(4,466,588)	(3,939,933)	(1,160,524)	(1,454,233)

Total increase (decrease) in net assets	995,472	(11,833,655)	(86,822)	(1,549,932)
Net assets at beginning of year	27,187,541	39,021,196	35,123,376	36,673,308

Net assets at end of year	$28,183,013	$27,187,541	$35,036,554	$35,123,376

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD9 Sub-Account		ME2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,764,464	$(478,480)	$(57,838)	$64,173
Net realized gains (losses)	—	—	223,057	595,387
Net change in unrealized appreciation/(depreciation)	—	—	1,455,074	(4,393,636)

Increase (decrease) in net assets from operations	2,764,464	(478,480)	1,620,293	(3,734,076)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,499,671	4,416,338	116,732	235,192
Transfers between Sub-Accounts (including the Fixed Account), net	24,068,680	14,788,289	(219,047)	(70,478)
Withdrawals, surrenders, annuitizations and contract charges	(23,566,328)	(24,339,647)	(1,579,485)	(1,518,383)

Net accumulation activity	3,002,023	(5,135,020)	(1,681,800)	(1,353,669)

Annuitization Activity:
Annuitizations	75,224	29,146	3,161	87,449
Annuity payments and contract charges	(102,117)	(52,241)	(17,713)	(13,407)
Adjustments to annuity reserves	(9,548)	4,906	147	(1,592)

Net annuitization activity	(36,441)	(18,189)	(14,405)	72,450

Net increase (decrease) from contract owner transactions	2,965,582	(5,153,209)	(1,696,205)	(1,281,219)

Total increase (decrease) in net assets	5,730,046	(5,631,689)	(75,912)	(5,015,295)
Net assets at beginning of year	92,910,455	98,542,144	14,958,282	19,973,577

Net assets at end of year	$98,640,501	$92,910,455	$14,882,370	$14,958,282

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	ME3 Sub-Account		MA5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(249,967)	$(25,937)	$387,485	$393,790
Net realized gains (losses)	574,989	1,228,229	(650,270)	(114,301)
Net change in unrealized appreciation/(depreciation)	2,509,033	(8,162,961)	1,306,422	(3,615,704)

Increase (decrease) in net assets from operations	2,834,055	(6,960,669)	1,043,637	(3,336,215)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	522,514	302,534	551,299	345,020
Transfers between Sub-Accounts (including the Fixed Account), net	283,811	1,418,892	794,719	367,169
Withdrawals, surrenders, annuitizations and contract charges	(4,137,812)	(3,604,869)	(2,873,158)	(2,001,675)

Net accumulation activity	(3,331,487)	(1,883,443)	(1,527,140)	(1,289,486)

Annuitization Activity:
Annuitizations	38,964	45,006	19,587	35,189
Annuity payments and contract charges	(29,353)	(15,891)	(37,228)	(195,431)
Adjustments to annuity reserves	1,704	(12,776)	(25,915)	141,673

Net annuitization activity	11,315	16,339	(43,556)	(18,569)

Net increase (decrease) from contract owner transactions	(3,320,172)	(1,867,104)	(1,570,696)	(1,308,055)

Total increase (decrease) in net assets	(486,117)	(8,827,773)	(527,059)	(4,644,270)
Net assets at beginning of year	27,586,246	36,414,019	18,417,414	23,061,684

Net assets at end of year	$27,100,129	$27,586,246	$17,890,355	$18,417,414

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA7 Sub-Account		ME4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$42,413	$36,564	$(221,022)	$(228,061)
Net realized gains (losses)	(60,581)	(69,391)	862,765	2,563,544
Net change in unrealized appreciation/(depreciation)	143,676	(454,086)	5,617,511	(10,067,889)

Increase (decrease) in net assets from operations	125,508	(486,913)	6,259,254	(7,732,406)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	10,218	138,203	442,232	155,217
Transfers between Sub-Accounts (including the Fixed Account), net	27,143	(219,479)	293,910	(226,240)
Withdrawals, surrenders, annuitizations and contract charges	(264,947)	(596,871)	(1,637,700)	(1,723,259)

Net accumulation activity	(227,586)	(678,147)	(901,558)	(1,794,282)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(16,984)	(32,678)	(16,013)
Adjustments to annuity reserves	(351)	(6,445)	7,886	(15,603)

Net annuitization activity	(351)	(23,429)	(24,792)	(31,616)

Net increase (decrease) from contract owner transactions	(227,937)	(701,576)	(926,350)	(1,825,898)

Total increase (decrease) in net assets	(102,429)	(1,188,489)	5,332,904	(9,558,304)
Net assets at beginning of year	2,370,712	3,559,201	12,500,200	22,058,504

Net assets at end of year	$2,268,283	$2,370,712	$17,833,104	$12,500,200

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA2 Sub-Account		MF3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(141,009)	$(121,869)	$(446,030)	$(516,322)
Net realized gains (losses)	(547,494)	926,344	(36,881)	8,902,547
Net change in unrealized appreciation/(depreciation)	5,385,450	(5,332,662)	6,701,877	(18,551,313)

Increase (decrease) in net assets from operations	4,696,947	(4,528,187)	6,218,966	(10,165,088)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,286,911	1,611,299	1,036,886	1,185,873
Transfers between Sub-Accounts (including the Fixed Account), net	(1,408,041)	1,258,541	126,616	897,437
Withdrawals, surrenders, annuitizations and contract charges	(549,732)	(337,475)	(5,545,091)	(4,971,027)

Net accumulation activity	(670,862)	2,532,365	(4,381,589)	(2,887,717)

Annuitization Activity:
Annuitizations	—	—	43,210	5,008
Annuity payments and contract charges	—	—	(54,902)	(39,194)
Adjustments to annuity reserves	—	—	23,195	3,780

Net annuitization activity	—	—	11,503	(30,406)

Net increase (decrease) from contract owner transactions	(670,862)	2,532,365	(4,370,086)	(2,918,123)

Total increase (decrease) in net assets	4,026,085	(1,995,822)	1,848,880	(13,083,211)
Net assets at beginning of year	9,348,832	11,344,654	40,046,875	53,130,086

Net assets at end of year	$13,374,917	$9,348,832	$41,895,755	$40,046,875

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF5 Sub-Account		MF6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,736,462	$1,175,445	$(9,446)	$(2,130)
Net realized gains (losses)	236,912	18,816,637	59,810	100,011
Net change in unrealized appreciation/(depreciation)	18,200,263	(81,294,342)	49,777	(546,648)

Increase (decrease) in net assets from operations	21,173,637	(61,302,260)	100,141	(448,767)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,102,062	3,902,810	9,563	81,505
Transfers between Sub-Accounts (including the Fixed Account), net	1,791,591	5,202,249	38,430	94,456
Withdrawals, surrenders, annuitizations and contract charges	(43,947,875)	(39,923,740)	(123,715)	(262,862)

Net accumulation activity	(39,054,222)	(30,818,681)	(75,722)	(86,901)

Annuitization Activity:
Annuitizations	508,545	154,606	—	—
Annuity payments and contract charges	(151,939)	(313,848)	—	—
Adjustments to annuity reserves	16,763	6,714	2,207	(2,265)

Net annuitization activity	373,369	(152,528)	2,207	(2,265)

Net increase (decrease) from contract owner transactions	(38,680,853)	(30,971,209)	(73,515)	(89,166)

Total increase (decrease) in net assets	(17,507,216)	(92,273,469)	26,626	(537,933)
Net assets at beginning of year	280,993,453	373,266,922	1,096,975	1,634,908

Net assets at end of year	$263,486,237	$280,993,453	$1,123,601	$1,096,975

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF7 Sub-Account		MF9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(443,234)	$(228,743)	$1,517,582	$(737,085)
Net realized gains (losses)	1,796,079	3,100,840	14,227,687	29,890,497
Net change in unrealized appreciation/(depreciation)	1,868,918	(16,854,911)	13,928,740	(92,467,837)

Increase (decrease) in net assets from operations	3,221,763	(13,982,814)	29,674,009	(63,314,425)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	899,705	1,023,656	4,176,406	2,944,659
Transfers between Sub-Accounts (including the Fixed Account), net	1,740,711	4,334,772	(2,064,266)	1,336,505
Withdrawals, surrenders, annuitizations and contract charges	(5,500,742)	(4,689,920)	(28,562,157)	(26,214,694)

Net accumulation activity	(2,860,326)	668,508	(26,450,017)	(21,933,530)

Annuitization Activity:
Annuitizations	18,753	46,098	(58,590)	263,392
Annuity payments and contract charges	(44,341)	(29,985)	(32,769)	(280,089)
Adjustments to annuity reserves	9,566	(1,655)	393,524	(33,361)

Net annuitization activity	(16,022)	14,458	302,165	(50,058)

Net increase (decrease) from contract owner transactions	(2,876,348)	682,966	(26,147,852)	(21,983,588)

Total increase (decrease) in net assets	345,415	(13,299,848)	3,526,157	(85,298,013)
Net assets at beginning of year	36,555,087	49,854,935	240,252,292	325,550,305

Net assets at end of year	$36,900,502	$36,555,087	$243,778,449	$240,252,292

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG1 Sub-Account		MF2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$919,439	$2,252,228	$(181,056)	$255,204
Net realized gains (losses)	(3,859,870)	5,137,915	(1,211,410)	(1,090,258)
Net change in unrealized appreciation/(depreciation)	3,506,530	(32,364,004)	6,842,343	(8,781,940)

Increase (decrease) in net assets from operations	566,099	(24,973,861)	5,449,877	(9,616,994)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,079,163	1,231,536	2,758,189	3,033,854
Transfers between Sub-Accounts (including the Fixed Account), net	3,747,345	8,658,676	4,920,726	(13,333,538)
Withdrawals, surrenders, annuitizations and contract charges	(11,934,560)	(13,317,976)	(20,281,628)	(20,936,722)

Net accumulation activity	(7,108,052)	(3,427,764)	(12,602,713)	(31,236,406)

Annuitization Activity:
Annuitizations	9,040	28,767	115,815	147,087
Annuity payments and contract charges	(52,933)	(9,647)	(148,995)	(199,333)
Adjustments to annuity reserves	7,535	29,181	(4,986)	51

Net annuitization activity	(36,358)	48,301	(38,166)	(52,195)

Net increase (decrease) from contract owner transactions	(7,144,410)	(3,379,463)	(12,640,879)	(31,288,601)

Total increase (decrease) in net assets	(6,578,311)	(28,353,324)	(7,191,002)	(40,905,595)
Net assets at beginning of year	83,417,203	111,770,527	135,946,565	176,852,160

Net assets at end of year	$76,838,892	$83,417,203	$128,755,563	$135,946,565

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG2 Sub-Account		MG3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(272,956)	$(27,888)	$(1,148)	$(158,439)
Net realized gains (losses)	(866,305)	(551,921)	928,669	2,362,013
Net change in unrealized appreciation/(depreciation)	4,168,682	(5,099,680)	907,915	(4,599,556)

Increase (decrease) in net assets from operations	3,029,421	(5,679,489)	1,835,436	(2,395,982)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,278,883	798,556	582,060	329,267
Transfers between Sub-Accounts (including the Fixed Account), net	528,790	(3,843,426)	65,466	(1,041,155)
Withdrawals, surrenders, annuitizations and contract charges	(11,698,519)	(10,295,467)	(2,607,496)	(2,774,432)

Net accumulation activity	(9,890,846)	(13,340,337)	(1,959,970)	(3,486,320)

Annuitization Activity:
Annuitizations	9,879	—	26,956	70,388
Annuity payments and contract charges	(3,668)	(3,112)	(59,377)	(45,576)
Adjustments to annuity reserves	33	373	(741)	(3,854)

Net annuitization activity	6,244	(2,739)	(33,162)	20,958

Net increase (decrease) from contract owner transactions	(9,884,602)	(13,343,076)	(1,993,132)	(3,465,362)

Total increase (decrease) in net assets	(6,855,181)	(19,022,565)	(157,696)	(5,861,344)
Net assets at beginning of year	81,565,582	100,588,147	18,017,985	23,879,329

Net assets at end of year	$74,710,401	$81,565,582	$17,860,289	$18,017,985

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG4 Sub-Account		MG6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(19,918)	$(150,637)	$7,173,588	$1,059,764
Net realized gains (losses)	1,163,129	2,085,837	30,620,279	105,034,687
Net change in unrealized appreciation/(depreciation)	535,473	(4,049,797)	55,016,937	(328,938,251)

Increase (decrease) in net assets from operations	1,678,684	(2,114,597)	92,810,804	(222,843,800)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	372,606	558,050	10,761,732	12,784,612
Transfers between Sub-Accounts (including the Fixed Account), net	(196,538)	(927,615)	(2,793,752)	(751,377)
Withdrawals, surrenders, annuitizations and contract charges	(2,573,714)	(1,688,694)	(115,764,563)	(118,598,328)

Net accumulation activity	(2,397,646)	(2,058,259)	(107,796,583)	(106,565,093)

Annuitization Activity:
Annuitizations	—	—	151,117	147,389
Annuity payments and contract charges	(553)	(573)	(42,690)	(200,845)
Adjustments to annuity reserves	116	37	(106,517)	(460,970)

Net annuitization activity	(437)	(536)	1,910	(514,426)

Net increase (decrease) from contract owner transactions	(2,398,083)	(2,058,795)	(107,794,673)	(107,079,519)

Total increase (decrease) in net assets	(719,399)	(4,173,392)	(14,983,869)	(329,923,319)
Net assets at beginning of year	17,035,863	21,209,255	921,771,209	1,251,694,528

Net assets at end of year	$16,316,464	$17,035,863	$906,787,340	$921,771,209

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG7 Sub-Account		V46 Sub-Account[4]
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(50,953)	$(103,430)	$5,443	$1,731
Net realized gains (losses)	835,105	2,227,102	(22,016)	(335)
Net change in unrealized appreciation/(depreciation)	82,559	(3,394,724)	19,475	(18,994)

Increase (decrease) in net assets from operations	866,711	(1,271,052)	2,902	(17,598)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	137,203	889,835	8,462	45,719
Transfers between Sub-Accounts (including the Fixed Account), net	383,903	309,812	(171,974)	53,946
Withdrawals, surrenders, annuitizations and contract charges	(672,865)	(1,018,176)	(2,680)	(3,538)

Net accumulation activity	(151,759)	181,471	(166,192)	96,127

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(3,427)	(3,600)	—	—
Adjustments to annuity reserves	310	155	—	—

Net annuitization activity	(3,117)	(3,445)	—	—

Net increase (decrease) from contract owner transactions	(154,876)	178,026	(166,192)	96,127

Total increase (decrease) in net assets	711,835	(1,093,026)	(163,290)	78,529
Net assets at beginning of year	8,752,627	9,845,653	163,290	84,761

Net assets at end of year	$9,464,462	$8,752,627	$—	$163,290

[4]	The activities for this Sub-Account are for the period from January 1, 2023 to July 25, 2023. Refer to Note 10 for details on this closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V45 Sub-Account[5]		U43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(6,341)	$(11,331)	$14,200	$16,707
Net realized gains (losses)	(175,065)	171,689	156,245	50,219
Net change in unrealized appreciation/(depreciation)	410,308	(548,775)	(125,055)	(141,483)

Increase (decrease) in net assets from operations	228,902	(388,417)	45,390	(74,557)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	175,324	460,832	19,071	559,009
Transfers between Sub-Accounts (including the Fixed Account), net	(2,399,084)	59,425	241,348	290,690
Withdrawals, surrenders, annuitizations and contract charges	(37,962)	(60,068)	(39,393)	(21,047)

Net accumulation activity	(2,261,722)	460,189	221,026	828,652

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(2,261,722)	460,189	221,026	828,652

Total increase (decrease) in net assets	(2,032,820)	71,772	266,416	754,095
Net assets at beginning of year	2,032,820	1,961,048	1,236,494	482,399

Net assets at end of year	$—	$2,032,820	$1,502,910	$1,236,494

[5]

The activities for Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) are for the period from January 1, 2023 to September 18, 2023. Refer to Note 10 for details on this closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	U41 Sub-Account		V44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$7,782	$(15,689)	$(285,267)	$(285,712)
Net realized gains (losses)	(24,916)	218,464	(14,562,634)	(835,878)
Net change in unrealized appreciation/(depreciation)	273,490	(427,124)	22,984,892	(18,403,286)

Increase (decrease) in net assets from operations	256,356	(224,349)	8,136,991	(19,524,876)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	317,473	984,197	772,308	2,606,830
Transfers between Sub-Accounts (including the Fixed Account), net	191,195	144,938	(248,719)	7,855,751
Withdrawals, surrenders, annuitizations and contract charges	(41,620)	(25,180)	(1,489,721)	(1,475,260)

Net accumulation activity	467,048	1,103,955	(966,132)	8,987,321

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	467,048	1,103,955	(966,132)	8,987,321

Total increase (decrease) in net assets	723,404	879,606	7,170,859	(10,537,555)
Net assets at beginning of year	1,767,484	887,878	17,415,111	27,952,666

Net assets at end of year	$2,490,888	$1,767,484	$24,585,970	$17,415,111

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V43 Sub-Account		O19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(76,286)	$(84,514)	$(198,891)	$(221,369)
Net realized gains (losses)	(3,896,467)	(777,408)	(1,078,478)	4,537,770
Net change in unrealized appreciation/(depreciation)	5,582,082	(4,328,972)	4,579,466	(9,577,166)

Increase (decrease) in net assets from operations	1,609,329	(5,190,894)	3,302,097	(5,260,765)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	100,324	2,839	45,853	582,427
Transfers between Sub-Accounts (including the Fixed Account), net	(753,976)	2,388,911	(1,002,311)	637,916
Withdrawals, surrenders, annuitizations and contract charges	(796,003)	(428,387)	(1,148,996)	(1,773,700)

Net accumulation activity	(1,449,655)	1,963,363	(2,105,454)	(553,357)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(401)	(561)	(19,033)	(26,959)
Adjustments to annuity reserves	146	(212)	480	49

Net annuitization activity	(255)	(773)	(18,553)	(26,910)

Net increase (decrease) from contract owner transactions	(1,449,910)	1,962,590	(2,124,007)	(580,267)

Total increase (decrease) in net assets	159,419	(3,228,304)	1,178,090	(5,841,032)
Net assets at beginning of year	4,367,895	7,596,199	10,929,734	16,770,766

Net assets at end of year	$4,527,314	$4,367,895	$12,107,824	$10,929,734

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	O23 Sub-Account		O20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$32,303	$(73,104)	$(159,466)	$(175,962)
Net realized gains (losses)	(147,732)	965,351	796,704	1,717,135
Net change in unrealized appreciation/(depreciation)	1,123,947	(3,535,610)	2,072,242	(6,151,303)

Increase (decrease) in net assets from operations	1,008,518	(2,643,363)	2,709,480	(4,610,130)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,258,062	1,174,499	80,806	106,139
Transfers between Sub-Accounts (including the Fixed Account), net	1,204,986	(2,211,106)	(1,292,985)	1,295,869
Withdrawals, surrenders, annuitizations and contract charges	(1,494,224)	(930,416)	(1,004,032)	(1,607,071)

Net accumulation activity	968,824	(1,967,023)	(2,216,211)	(205,063)

Annuitization Activity:
Annuitizations	—	—	—	43,114
Annuity payments and contract charges	—	—	(45,312)	(4,971)
Adjustments to annuity reserves	—	—	(792)	(364)

Net annuitization activity	—	—	(46,104)	37,779

Net increase (decrease) from contract owner transactions	968,824	(1,967,023)	(2,262,315)	(167,284)

Total increase (decrease) in net assets	1,977,342	(4,610,386)	447,165	(4,777,414)
Net assets at beginning of year	9,204,534	13,814,920	9,242,357	14,019,771

Net assets at end of year	$11,181,876	$9,204,534	$9,689,522	$9,242,357

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	O21 Sub-Account		O04 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(1,323,473)	$(750,684)	$(29,425)	$(62,789)
Net realized gains (losses)	(9,539,974)	43,058,376	26,489	589,413
Net change in unrealized appreciation/(depreciation)	30,779,557	(72,417,880)	549,850	(1,387,168)

Increase (decrease) in net assets from operations	19,916,110	(30,110,188)	546,914	(860,544)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,150,441	2,136,937	161,703	59,040
Transfers between Sub-Accounts (including the Fixed Account), net	(7,304,738)	6,473,527	1,452	(245,341)
Withdrawals, surrenders, annuitizations and contract charges	(16,427,104)	(14,839,518)	(520,420)	(546,544)

Net accumulation activity	(21,581,401)	(6,229,054)	(357,265)	(732,845)

Annuitization Activity:
Annuitizations	102,102	191,243	—	—
Annuity payments and contract charges	(183,013)	(137,453)	(6,068)	(6,335)
Adjustments to annuity reserves	(7,674)	(8,013)	(1)	2

Net annuitization activity	(88,585)	45,777	(6,069)	(6,333)

Net increase (decrease) from contract owner transactions	(21,669,986)	(6,183,277)	(363,334)	(739,178)

Total increase (decrease) in net assets	(1,753,876)	(36,293,465)	183,580	(1,599,722)
Net assets at beginning of year	104,815,069	141,108,534	3,647,529	5,247,251

Net assets at end of year	$103,061,193	$104,815,069	$3,831,109	$3,647,529

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	PH2 Sub-Account		P08 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,288	$(1,689)	$173,177	$896,242
Net realized gains (losses)	(7,826)	30,954	(497,124)	1,134,368
Net change in unrealized appreciation/(depreciation)	45,905	(107,503)	1,144,910	(4,238,967)

Increase (decrease) in net assets from operations	40,367	(78,238)	820,963	(2,208,357)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	30,905	32,427	102,399
Transfers between Sub-Accounts (including the Fixed Account), net	(16,056)	24,712	764,402	331,259
Withdrawals, surrenders, annuitizations and contract charges	(20,543)	(138,835)	(1,618,151)	(1,760,447)

Net accumulation activity	(36,599)	(83,218)	(821,322)	(1,326,789)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(36,599)	(83,218)	(821,322)	(1,326,789)

Total increase (decrease) in net assets	3,768	(161,456)	(359)	(3,535,146)
Net assets at beginning of year	206,479	367,935	13,593,699	17,128,845

Net assets at end of year	$210,247	$206,479	$13,593,340	$13,593,699

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	PC0 Sub-Account		P70 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$130,444	$706,743	$422,963	$497,965
Net realized gains (losses)	(306,276)	991,406	(151,255)	118,930
Net change in unrealized appreciation/(depreciation)	816,361	(3,468,013)	(546,822)	(595,931)

Increase (decrease) in net assets from operations	640,529	(1,769,864)	(275,114)	20,964

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	20,880	125,949	252,173	1,054,525
Transfers between Sub-Accounts (including the Fixed Account), net	202,300	(234,359)	(77,015)	420,089
Withdrawals, surrenders, annuitizations and contract charges	(1,355,050)	(1,439,219)	(109,729)	(79,063)

Net accumulation activity	(1,131,870)	(1,547,629)	65,429	1,395,551

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,131,870)	(1,547,629)	65,429	1,395,551

Total increase (decrease) in net assets	(491,341)	(3,317,493)	(209,685)	1,416,515
Net assets at beginning of year	10,880,450	14,197,943	3,141,519	1,725,004

Net assets at end of year	$10,389,109	$10,880,450	$2,931,834	$3,141,519

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P10 Sub-Account		PK8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,314,296	$4,099,330	$196,197	$171,785
Net realized gains (losses)	293,478	2,555,842	(268,485)	(205,986)
Net change in unrealized appreciation/(depreciation)	(4,118,926)	(3,849,403)	498,591	(1,106,164)

Increase (decrease) in net assets from operations	(1,511,152)	2,805,769	426,303	(1,140,365)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	496,784	199,757	180,873	84,386
Transfers between Sub-Accounts (including the Fixed Account), net	2,220,006	(5,491,860)	29,842	86,737
Withdrawals, surrenders, annuitizations and contract charges	(2,498,418)	(2,243,133)	(839,405)	(606,714)

Net accumulation activity	218,372	(7,535,236)	(628,690)	(435,591)

Annuitization Activity:
Annuitizations	3,902	—	—	—
Annuity payments and contract charges	(23,326)	(34,527)	(1,477)	(1,579)
Adjustments to annuity reserves	7,833	35,370	252	(19)

Net annuitization activity	(11,591)	843	(1,225)	(1,598)

Net increase (decrease) from contract owner transactions	206,781	(7,534,393)	(629,915)	(437,189)

Total increase (decrease) in net assets	(1,304,371)	(4,728,624)	(203,612)	(1,577,554)
Net assets at beginning of year	17,225,356	21,953,980	5,057,872	6,635,426

Net assets at end of year	$15,920,985	$17,225,356	$4,854,260	$5,057,872

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P20 Sub-Account		PM5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$3,957	$3,524	$7,603	$1,117
Net realized gains (losses)	(4,348)	(5,254)	4,732	(4,285)
Net change in unrealized appreciation/(depreciation)	9,108	(21,849)	32,049	(51,197)

Increase (decrease) in net assets from operations	8,717	(23,579)	44,384	(54,365)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	49,890	73,472
Transfers between Sub-Accounts (including the Fixed Account), net	(2,920)	(2,730)	17,449	166,884
Withdrawals, surrenders, annuitizations and contract charges	(7,984)	(13,255)	(32,231)	(13,126)

Net accumulation activity	(10,904)	(15,985)	35,108	227,230

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(10,904)	(15,985)	35,108	227,230

Total increase (decrease) in net assets	(2,187)	(39,564)	79,492	172,865
Net assets at beginning of year	100,993	140,557	553,336	380,471

Net assets at end of year	$98,806	$100,993	$632,828	$553,336

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	PD6 Sub-Account		P06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,297,603	$823,117	$281,014	$1,344,723
Net realized gains (losses)	(13,525,912)	45,763,689	(292,889)	102,235
Net change in unrealized appreciation/(depreciation)	39,771,171	(118,112,593)	407,809	(5,177,382)

Increase (decrease) in net assets from operations	27,542,862	(71,525,787)	395,934	(3,730,424)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,187,454	2,687,128	412,667	327,263
Transfers between Sub-Accounts (including the Fixed Account), net	(3,254,400)	4,479,373	1,468,509	(983,638)
Withdrawals, surrenders, annuitizations and contract charges	(38,293,346)	(35,840,164)	(3,526,944)	(3,316,782)

Net accumulation activity	(39,360,292)	(28,673,663)	(1,645,768)	(3,973,157)

Annuitization Activity:
Annuitizations	112,993	21,616	13,380	9,847
Annuity payments and contract charges	(71,290)	(73,012)	(8,065)	(11,930)
Adjustments to annuity reserves	125,293	(2,821)	642	(1,963)

Net annuitization activity	166,996	(54,217)	5,957	(4,046)

Net increase (decrease) from contract owner transactions	(39,193,296)	(28,727,880)	(1,639,811)	(3,977,203)

Total increase (decrease) in net assets	(11,650,434)	(100,253,667)	(1,243,877)	(7,707,627)
Net assets at beginning of year	271,964,020	372,217,687	22,606,292	30,313,919

Net assets at end of year	$260,313,586	$271,964,020	$21,362,415	$22,606,292

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P07 Sub-Account		P68 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,680,394	$920,742	$116,945	$67,014
Net realized gains (losses)	(3,111,268)	(2,455,175)	(63,685)	(144,986)
Net change in unrealized appreciation/(depreciation)	5,044,683	(17,231,919)	178,447	(792,866)

Increase (decrease) in net assets from operations	3,613,809	(18,766,352)	231,707	(870,838)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,562,797	2,058,507	250,203	506,774
Transfers between Sub-Accounts (including the Fixed Account), net	5,206,093	235,903	434,438	127,784
Withdrawals, surrenders, annuitizations and contract charges	(13,877,503)	(14,239,211)	(211,627)	(293,524)

Net accumulation activity	(7,108,613)	(11,944,801)	473,014	341,034

Annuitization Activity:
Annuitizations	54,513	57,623	—	—
Annuity payments and contract charges	(69,001)	(66,097)	—	—
Adjustments to annuity reserves	(3,463)	4,994	—	—

Net annuitization activity	(17,951)	(3,480)	—	—

Net increase (decrease) from contract owner transactions	(7,126,564)	(11,948,281)	473,014	341,034

Total increase (decrease) in net assets	(3,512,755)	(30,714,633)	704,721	(529,804)
Net assets at beginning of year	93,749,466	124,464,099	4,839,107	5,368,911

Net assets at end of year	$90,236,711	$93,749,466	$5,543,828	$4,839,107

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	PI3 Sub-Account[6]		P72 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$596,175	$(14,917)	$86,539	$(28,561)
Net realized gains (losses)	(987,610)	(303,239)	1,489,550	1,806,790
Net change in unrealized appreciation/(depreciation)	490,681	167,697	866,374	(2,601,585)

Increase (decrease) in net assets from operations	99,246	(150,459)	2,442,463	(823,356)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	155,515	683,218	871,705
Transfers between Sub-Accounts (including the Fixed Account), net	(9,790,036)	(108,183)	1,735,462	1,734,437
Withdrawals, surrenders, annuitizations and contract charges	(364,142)	(1,433,830)	(2,706,974)	(1,596,435)

Net accumulation activity	(10,154,178)	(1,386,498)	(288,294)	1,009,707

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(10,154,178)	(1,386,498)	(288,294)	1,009,707

Total increase (decrease) in net assets	(10,054,932)	(1,536,957)	2,154,169	186,351
Net assets at beginning of year	10,054,932	11,591,889	17,485,344	17,298,993

Net assets at end of year	$—	$10,054,932	$19,639,513	$17,485,344

[6]	The activities for this Sub-Account are for the period from January 1, 2023 to April 21, 2023. Refer to Note 10 for details on this closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P88 Sub-Account		P93 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(8,352)	$(16,276)	$1,717	$(2,670)
Net realized gains (losses)	(89,184)	250,295	(30,053)	68,461
Net change in unrealized appreciation/(depreciation)	1,230,697	(992,122)	319,261	(245,440)

Increase (decrease) in net assets from operations	1,133,161	(758,103)	290,925	(179,649)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,540,557	2,089,532	587,002	761,949
Transfers between Sub-Accounts (including the Fixed Account), net	371,445	182,429	284,142	253,795
Withdrawals, surrenders, annuitizations and contract charges	(182,162)	(154,426)	(117,465)	(27,904)

Net accumulation activity	2,729,840	2,117,535	753,679	987,840

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,729,840	2,117,535	753,679	987,840

Total increase (decrease) in net assets	3,863,001	1,359,432	1,044,604	808,191
Net assets at beginning of year	5,071,557	3,712,125	1,478,832	670,641

Net assets at end of year	$8,934,558	$5,071,557	$2,523,436	$1,478,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P89 Sub-Account		P95 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(18,496)	$(13,305)	$38,618	$21,529
Net realized gains (losses)	129,845	119,002	(23,832)	(19,596)
Net change in unrealized appreciation/(depreciation)	58,876	(204,882)	15,327	(115,250)

Increase (decrease) in net assets from operations	170,225	(99,185)	30,113	(113,317)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	267,569	527,759	30,000	50,000
Transfers between Sub-Accounts (including the Fixed Account), net	189,380	(261,555)	103,826	328,155
Withdrawals, surrenders, annuitizations and contract charges	(66,649)	(41,667)	(65,644)	(28,416)

Net accumulation activity	390,300	224,537	68,182	349,739

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	390,300	224,537	68,182	349,739

Total increase (decrease) in net assets	560,525	125,352	98,295	236,422
Net assets at beginning of year	1,746,813	1,621,461	860,787	624,365

Net assets at end of year	$2,307,338	$1,746,813	$959,082	$860,787

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P79 Sub-Account		P80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(15,137)	$(22,259)	$(9,609)	$(4,161)
Net realized gains (losses)	(6,829)	214,527	(36,430)	45,323
Net change in unrealized appreciation/(depreciation)	905,894	(932,496)	242,184	(151,374)

Increase (decrease) in net assets from operations	883,928	(740,228)	196,145	(110,212)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	87,286	219,890	132,234	220,000
Transfers between Sub-Accounts (including the Fixed Account), net	15,390	(274,927)	272,294	172,047
Withdrawals, surrenders, annuitizations and contract charges	(122,542)	(85,540)	(23,318)	(7,547)

Net accumulation activity	(19,866)	(140,577)	381,210	384,500

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(19,866)	(140,577)	381,210	384,500

Total increase (decrease) in net assets	864,062	(880,805)	577,355	274,288
Net assets at beginning of year	3,252,094	4,132,899	465,819	191,531

Net assets at end of year	$4,116,156	$3,252,094	$1,043,174	$465,819

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P81 Sub-Account		L36 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(4,537)	$(1,888)	$9,158	$2,998
Net realized gains (losses)	11,429	16,918	(5,597)	12,436
Net change in unrealized appreciation/(depreciation)	127,564	(50,692)	68,779	(37,522)

Increase (decrease) in net assets from operations	134,456	(35,662)	72,340	(22,088)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	144,148	264,040	511,905	300,406
Transfers between Sub-Accounts (including the Fixed Account), net	272,834	99,416	(445)	345
Withdrawals, surrenders, annuitizations and contract charges	(9,959)	(3,755)	(18,956)	(3,670)

Net accumulation activity	407,023	359,701	492,504	297,081

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	407,023	359,701	492,504	297,081

Total increase (decrease) in net assets	541,479	324,039	564,844	274,993
Net assets at beginning of year	377,781	53,742	275,995	1,002

Net assets at end of year	$919,260	$377,781	$840,839	$275,995

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	TBD Sub-Account		TBE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(70,180)	$(36,879)	$18,694	$9,744
Net realized gains (losses)	(206,628)	183,280	88,572	100,899
Net change in unrealized appreciation/(depreciation)	2,411,775	(1,437,827)	109,525	(164,931)

Increase (decrease) in net assets from operations	2,134,967	(1,291,426)	216,791	(54,288)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,202,973	1,920,690	519,697	855,657
Transfers between Sub-Accounts (including the Fixed Account), net	439,002	1,531,171	378,669	266,853
Withdrawals, surrenders, annuitizations and contract charges	(255,514)	(51,943)	(101,501)	(34,722)

Net accumulation activity	1,386,461	3,399,918	796,865	1,087,788

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,386,461	3,399,918	796,865	1,087,788

Total increase (decrease) in net assets	3,521,428	2,108,492	1,013,656	1,033,500
Net assets at beginning of year	3,971,751	1,863,259	1,941,028	907,528

Net assets at end of year	$7,493,179	$3,971,751	$2,954,684	$1,941,028

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	TBF Sub-Account		TP1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(47,502)	$(26,020)	$(3,892)	$(1,140)
Net realized gains (losses)	164,793	3,768	(1,392)	(2,405)
Net change in unrealized appreciation/(depreciation)	142	(106,242)	307,269	(133,794)

Increase (decrease) in net assets from operations	117,433	(128,494)	301,985	(137,339)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,038,030	1,845,484	571,211	376,300
Transfers between Sub-Accounts (including the Fixed Account), net	906,437	538,621	728,228	233,914
Withdrawals, surrenders, annuitizations and contract charges	(155,149)	(43,758)	(56,515)	(14,809)

Net accumulation activity	1,789,318	2,340,347	1,242,924	595,405

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,789,318	2,340,347	1,242,924	595,405

Total increase (decrease) in net assets	1,906,751	2,211,853	1,544,909	458,066
Net assets at beginning of year	3,149,092	937,239	1,208,757	750,691

Net assets at end of year	$5,055,843	$3,149,092	$2,753,666	$1,208,757

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	TP2 Sub-Account		TP3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$7,915	$4,657	$18,787	$12,866
Net realized gains (losses)	202	10,100	57,243	17,007
Net change in unrealized appreciation/(depreciation)	138,541	(64,408)	110,455	(105,917)

Increase (decrease) in net assets from operations	146,658	(49,651)	186,485	(76,044)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	863,734	579,950	674,302	444,588
Transfers between Sub-Accounts (including the Fixed Account), net	130,030	482,290	94,372	1,537,378
Withdrawals, surrenders, annuitizations and contract charges	(241,473)	(21,237)	(60,823)	(28,150)

Net accumulation activity	752,291	1,041,003	707,851	1,953,816

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	752,291	1,041,003	707,851	1,953,816

Total increase (decrease) in net assets	898,949	991,352	894,336	1,877,772
Net assets at beginning of year	1,022,932	31,580	2,066,529	188,757

Net assets at end of year	$1,921,881	$1,022,932	$2,960,865	$2,066,529

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	TP4 Sub-Account		TP5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,522	$2,149	$31,026	$18,557
Net realized gains (losses)	3,424	731	26,676	15,845
Net change in unrealized appreciation/(depreciation)	140,302	(31,595)	987,703	(427,538)

Increase (decrease) in net assets from operations	145,248	(28,715)	1,045,405	(393,136)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	827,868	556,512	2,924,187	6,786,381
Transfers between Sub-Accounts (including the Fixed Account), net	(126,615)	119,607	(171,215)	681,105
Withdrawals, surrenders, annuitizations and contract charges	(41,796)	(5,270)	(589,159)	(129,498)

Net accumulation activity	659,457	670,849	2,163,813	7,337,988

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	659,457	670,849	2,163,813	7,337,988

Total increase (decrease) in net assets	804,705	642,134	3,209,218	6,944,852
Net assets at beginning of year	658,837	16,703	7,278,040	333,188

Net assets at end of year	$1,463,542	$658,837	$10,487,258	$7,278,040

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	W41 Sub-Account[7]		W42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(986)	$(3,288)	$(2,588)	$(610)
Net realized gains (losses)	(102,498)	50,895	(17,057)	10,728
Net change in unrealized appreciation/(depreciation)	119,443	(137,536)	42,516	(26,468)

Increase (decrease) in net assets from operations	15,959	(89,929)	22,871	(16,350)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(195,187)	33,973	190,053	5,825
Withdrawals, surrenders, annuitizations and contract charges	(2,252)	(6,795)	(38,859)	(541)

Net accumulation activity	(197,439)	27,178	151,194	5,284

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(197,439)	27,178	151,194	5,284

Total increase (decrease) in net assets	(181,480)	(62,751)	174,065	(11,066)
Net assets at beginning of year	181,480	244,231	35,843	46,909

Net assets at end of year	$—	$181,480	$209,908	$35,843

[7]	The current year activities for this Sub-Account are for the period from January 1, 2023 to April 21, 2023. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	W50 Sub-Account
	December 31,	December 31,
	2023	2022
Operations:
Net investment income (loss)	$26,003	$5,558
Net realized gains (losses)	(28,147)	(49,036)
Net change in unrealized appreciation/(depreciation)	54,915	(188,915)

Increase (decrease) in net assets from operations	52,771	(232,393)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,500	147,250
Transfers between Sub-Accounts (including the Fixed Account), net	131,569	(148,861)
Withdrawals, surrenders, annuitizations and contract charges	(30,441)	(29,375)

Net accumulation activity	103,628	(30,986)

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	103,628	(30,986)

Total increase (decrease) in net assets	156,399	(263,379)
Net assets at beginning of year	983,827	1,247,206

Net assets at end of year	$1,140,226	$983,827

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Choice II contracts, Regatta Classic contracts, Regatta Extra contracts, Regatta Flex II contracts, Regatta Flex 4 contracts, Regatta Gold contracts, Regatta Platinum contracts, Masters Access contracts, Masters Choice contracts, Masters Choice II contracts, Masters Extra contracts, Masters Extra II contracts, Masters Flex contracts, Masters Flex II contracts, Masters I Share contracts, Masters IV contracts, Masters VII contracts, Masters Prime contracts, Accelerator Prime contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
J88	JPMorgan Insurance Trust Core Bond Portfolio Class 2	April 28, 2023
J94	JPMorgan Insurance Trust U.S. Equity Portfolio Class 2	April 28, 2023
A74	AB VPS Small/Mid Cap Value Portfolio (Class B)	May 1, 2023
A71	AB VPS Growth and Income Portfolio (Class B)	May 1, 2023
B22	BlackRock Large Cap Focus Growth V.I. Fund Class III	December 11, 2023

The following Sub-Accounts were liquidated and merged with existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
W41	W42	April 21, 2023
PI3	MD9	April 21, 2023
JF0	MD9	April 25, 2023
JF1	MD9	April 25, 2023
V46	MD9	July 25, 2023
V45	MD9	September 18, 2023

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
F19	May 1, 2020
A19, A71, B19, B20, B21, B22, B23, L34, L35, L36, C92, F17, F18, S18, S21, S23, V17, V19, V20, V21,
M10, MV1, MV2, MV3, MV4, JF1, L19, V46, P80, P81, TP1, TP2, TP3, TP4, TP5, TBD, TBE, TBF	May 3, 2021

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2023, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9
Regatta	1.40%	—	—	—	—	—	—	—	—
Regatta Gold	1.25%	—	—	—	—	—	—	—	—
Regatta Classic	1.00%	—	—	—	—	—	—	—	—
Regatta Platinum	1.25%	—	—	—	—	—	—	—	—
Regatta Extra	1.30%	1.45%	1.55%	1.70%	—	—	—	—	—
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—	—
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—	—
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—	—
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	—	—
Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%	—
Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	—
Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—	—
Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Masters IV	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%	—
Masters Extra II	1.40%	1.80%	—	—	—	—	—	—	—
Masters Choice II	1.05%	1.30%	1.45%	—	—	—	—	—	—
Masters Flex II	1.30%	1.70%	—	—	—	—	—	—	—
Masters I Share	0.50%	—	—	—	—	—	—	—	—
Masters Prime	0.85%	—	—	—	—	—	—	—	—
Accelerator Prime	0.85%	—	—	—	—	—	—	—	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Masters VII, Masters Extra, Masters Extra II, Masters Choice and Masters Choice II, and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Masters IV, Masters Access, Masters Flex, Masters Flex II, Masters Prime and Accelerator Prime. There are no distribution charges associated with the other contracts listed in Note 1.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Distribution and administrative expense charges (Continued)

Additionally, for Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, Masters Choice II, Masters Prime contracts and Accelerator Prime contract, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value. This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual account administration fee (“Account Fee”). Distribution and administrative expense charges are reflected in the Statements of Operations.

Administration charges (“Account Fee”)

Each year on the account anniversary date, an Account Fee equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta Gold, $30 for Masters Prime and Accelerator Prime contracts, $35 in the case of Regatta Extra and Regatta Platinum contracts, and $50 for Regatta Choice, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, and Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. The Account Fee related to contracts in the accumulation phase is reflected in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations, and contract charges” line item. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year and reflected under the line item “Annuity payments and contract charges” in the Statements of Changes in Net Assets.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta, Regatta Gold, Regatta Flex 4, and Regatta Platinum contracts; 8% for Regatta Extra, Regatta Choice II, Regatta Flex II, Masters Choice, Masters Choice II, Masters Flex, Masters Flex II, Masters Extra, Masters Extra II, Masters IV, Masters VII, Masters Prime and Accelerator Prime contracts; and for 7% for Regatta Choice if the contract holder requests a full withdrawal prior to reaching the pay-out phase. These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

Benefit Fee is charged for optional living benefit riders elected by the contract holder. The benefit fee is deducted from the related account value as highlighted in the following table.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns	0.1000%	N/A	0.40%	N/A
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income Advisor	0.2250%	0.2750%	0.90%	1.10%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2750%	0.3250%	1.10%	1.30%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer Plus	0.3125%	0.3625%	1.25%	1.45%

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges (“Benefit Fee”) (Continued)

Income Advisor was only available on Masters I Share contracts. Income Maximizer, Income Maximizer Plus, and Income Riser III were available on Masters Choice II contracts, Masters Extra II contracts, and Masters Flex II contracts. The remaining optional living benefits above were available on Masters Extra, Masters Choice, Masters Flex, and Masters Access contracts.

Secured Returns for Life and Secured Returns for Life Plus were the only optional living benefits available on Masters IV and Masters VII contracts.

Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income on Demand, and Retirement Asset Protector were the only optional living benefits available on Regatta Flex II and Regatta Choice II contracts.

Benefit Fee is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of at least 3% or 4% per year. The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
AL1	$2,824,697	$4,994,907
AO5	1,661,524	8,466,835
A71	236,211	91,725
AM2	294,068	702,850
A98	1,487,615	4,776,037
AC4	3,010,766	1,340,608
A19	1,232,990	80,047
A74	2,489,180	2,676,501
AP0	9,340,247	3,243,452
AQ1	4,292,728	1,062,627
AQ2	962,523	204,616
AS3	22,322,768	1,729,866
AS6	2,645,147	852,613
AQ3	661,445	196,580
AX1	5,944,204	685,354
B21	4,299,629	504,188
B19	963,504	118,244
B20	915,151	45,127
B18	12,392,681	50,552,454
B22	502,399	189,641
B23	300,721	92,510
L33	867,341	135,564
L34	306,569	25,325
L35	554,768	151,246
C71	58,344	145,339
C59	—	15,611
C60	1,623,653	15,080,770
C89	1	697
C90	1,162,083	5,216,510
C58	266,162	893,636
C91	1,187,179	438,037
C92	4,716,594	205,705
FD7	8,946,329	21,133,203
F24	7,124,380	31,184,167
F88	157,714	143,687
FB9	803,102	1,527,146
F15	892,151	3,111,703
F41	4,151,159	11,100,883
FE3	20,949,543	31,316,496
F17	782,540	141,518
F18	337,813	64,442
F19	2,421,105	263,653
L36	543,114	41,405
T21	1,220,047	2,779,574
S23	178,053	22,074

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
T20	4,521,168	13,705,582
FE6	915,858	2,651,997
S18	956,069	66,872
T59	189,473	440,817
F56	695,917	2,321,240
F59	5,888,221	6,236,470
FF0	9,021,459	784,287
F54	14,739,170	17,733,553
FG8	549,963	99,889
S21	1,663,322	66,881
F53	1,788,536	3,543,841
FJ9	947,242	111,887
T28	854,697	1,736,988
FJ0	3,886	5,767
G03	143,297	249,212
V35	977,673	1,246,731
V13	3,281,079	4,882,673
AB3	352,229	205,278
V11	17,156,218	14,181,001
AC1	144,276	618,567
V17	1,354,004	140,841
V19	509,251	88,951
V20	3,207,702	336,474
MV1	30,103,159	1,029,515
MV2	1,336,679	138,721
MV3	2,040,372	403,391
MV4	473,179	89,636
J88	6,667,160	5,419,135
JF1	319,377	1,091,094
JF0	31,222	952,034
J94	2,596,386	3,061,523
L11	1,625,286	5,146,194
L42	47,313	21,530
L16	1,385,561	222,008
L18	1,166,340	2,808,379
L17	1,520,577	4,825,071
L19	575,039	134,009
M07	20,940,057	38,912,595
M35	20,265,095	39,445,085
M31	12,732,120	19,529,596
M80	4,428,620	4,652,197

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M10	68,654	3,244
MF1	951,122	2,833,643
M41	2,137,454	4,430,425
M05	1,437,688	5,605,754
M42	2,504,194	5,493,667
M89	28,102,935	48,598,704
M82	8,073,824	19,939,972
M44	8,827,001	14,222,460
M40	6,499,958	5,170,750
M83	22,501,714	29,268,367
M08	11,578,897	14,598,737
MB6	23,864,835	39,971,511
MB7	5,490,347	12,209,976
MC0	3,004,058	5,714,141
MA0	11,269,965	13,847,646
MC2	7,381,487	15,160,588
MC1	3,984,667	7,940,265
MC3	941,777	1,987,620
MA1	1,112,529	2,395,907
MC4	246,789	1,027,789
MC5	69,305	118,303
MC6	2,725,319	6,484,185
MC7	2,013,374	1,033,571
MC8	4,933,000	10,373,832
MC9	301,327	607,582
MD0	1,743,803	4,147,342
M92	20,375,006	60,946,742
M96	5,406,003	9,580,487
MD2	11,283,411	16,530,011
MA6	3,138,762	6,056,844
MA3	2,387,236	4,897,916
M97	3,020,812	4,242,519
MD5	1,233,735	2,420,179
M98	3,309,320	5,003,437
M93	6,240,874	12,650,166
MD6	20,610,750	45,836,029
MB3	2,753,748	6,207,941
MD8	13,344,947	13,430,955
MD9	36,314,583	30,572,429
ME2	563,709	2,317,473
ME3	2,251,059	5,822,237
MA5	2,275,645	3,432,529
MA7	131,814	316,893
ME4	1,343,252	2,498,129
MA2	1,486,376	2,297,648
MF3	3,808,833	7,229,912
MF5	25,895,639	50,242,790
MF6	149,466	158,209
MF7	5,951,365	7,168,791

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
MF9	31,529,067	35,704,166
MG1	9,460,429	15,690,926
MF2	11,075,946	23,889,743
MG2	7,454,106	17,608,652
MG3	2,123,615	3,523,057
MG4	2,127,607	4,000,539
MG6	91,465,042	134,027,598
MG7	1,965,804	1,414,510
V46	32,293	193,047
V45	545,236	2,676,727
U43	594,406	170,006
U41	536,711	61,774
V44	3,401,620	4,651,828
V43	332,043	1,858,163
O19	231,026	2,553,775
O23	2,683,357	1,681,709
O20	1,341,941	2,676,793
O21	10,357,782	26,395,238
O04	162,234	554,798
PH2	6,302	40,603
P08	1,954,417	2,601,934
PC0	800,261	1,801,261
P70	1,086,397	597,912
P10	6,214,566	3,700,656
PK8	603,140	1,036,893
P20	7,749	14,691
PM5	133,163	74,668
PD6	8,110,501	46,113,396
P06	2,548,063	3,906,651
P07	10,338,752	15,778,953
P68	831,200	241,035
PI3	1,068,891	10,627,334
P72	6,109,439	5,273,822
P88	3,318,412	596,501
P93	908,119	152,605
P89	674,900	159,976
P95	182,025	75,191
P79	384,280	419,117
P80	415,386	43,731
P81	432,019	13,971
TBD	1,735,096	418,450
TBE	1,166,193	229,810
TBF	2,011,723	83,482
TP1	1,405,924	154,977
TP2	1,037,133	253,992
TP3	900,961	106,814
TP4	937,946	263,909
TP5	3,295,967	985,411
W41	—	198,433
W42	197,077	48,453
W50	236,620	106,947

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AL1	112,172	298,104	(185,932)
AO5	137,156	660,211	(523,055)
A71	16,326	8,410	7,916
AM2	22,695	67,159	(44,464)
A98	197,011	605,687	(408,676)
AC4	224,613	93,350	131,263
A19	183,963	9,708	174,255
A74	96,207	132,460	(36,253)
AP0	821,122	227,878	593,244
AQ1	345,920	91,381	254,539
AQ2	115,925	21,097	94,828
AS3	2,025,094	179,738	1,845,356
AS6	228,341	72,468	155,873
AQ3	75,639	17,862	57,777
AX1	527,493	61,387	466,106
B21	441,940	47,358	394,582
B19	98,134	11,102	87,032
B20	80,360	3,440	76,920
B18	622,103	2,737,451	(2,115,348)
B22	59,373	20,216	39,157
B23	31,952	9,945	22,007
L33	101,602	13,250	88,352
L34	27,936	1,951	25,985
L35	32,355	12,770	19,585
C71	1,891	4,906	(3,015)
C59	—	589	(589)
C60	92,881	652,667	(559,786)
C90	70,564	252,712	(182,148)
C58	21,456	71,756	(50,300)
C91	118,195	42,819	75,376
C92	493,542	15,443	478,099
FD7	225,444	852,169	(626,725)
F24	149,498	985,947	(836,449)
F88	670	7,089	(6,419)
FB9	24,361	76,880	(52,519)
F15	24,581	154,941	(130,360)
F41	127,824	418,721	(290,897)
FE3	743,339	1,920,951	(1,177,612)
F17	77,649	13,086	64,563
F18	35,781	6,240	29,541
F19	235,516	25,497	210,019
L36	57,450	3,820	53,630
T21	75,135	184,204	(109,069)
S23	23,945	2,542	21,403
T20	201,637	717,070	(515,433)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
FE6	24,855	147,051	(122,196)
S18	98,919	5,770	93,149
T59	22,893	48,749	(25,856)
F56	27,443	105,435	(77,992)
F59	120,714	352,653	(231,939)
FF0	740,279	62,543	677,736
F54	265,261	653,592	(388,331)
FG8	45,806	8,184	37,622
S21	124,436	5,322	119,114
F53	27,239	79,982	(52,743)
FJ9	92,015	6,720	85,295
T28	41,171	122,533	(81,362)
FJ0	121	442	(321)
G03	13,397	19,561	(6,164)
V35	19,009	53,019	(34,010)
V13	56,189	199,599	(143,410)
AB3	37,553	22,025	15,528
V11	1,004,032	644,668	359,364
AC1	12,406	40,750	(28,344)
V17	173,988	15,283	158,705
V19	41,172	7,971	33,201
V20	264,998	29,652	235,346
MV1	3,072,913	97,662	2,975,251
MV2	125,430	12,898	112,532
MV3	238,090	43,004	195,086
MV4	44,131	8,243	35,888
J88	685,306	608,697	76,609
JF1	36,256	123,325	(87,069)
JF0	10,072	105,615	(95,543)
J94	61,941	88,531	(26,590)
L11	94,364	513,575	(419,211)
L42	3,346	2,043	1,303
L16	136,065	27,530	108,535
L18	41,054	83,013	(41,959)
L17	30,876	148,870	(117,994)
L19	53,824	12,935	40,889
M07	628,071	2,415,436	(1,787,365)
M35	770,166	2,510,742	(1,740,576)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
M31	97,516	396,584	(299,068)
M80	134,543	94,734	39,809
M10	6,067	201	5,866
MF1	46,578	154,804	(108,226)
M41	128,957	143,392	(14,435)
M05	98,230	294,448	(196,218)
M42	217,340	292,828	(75,488)
M89	2,409,571	4,808,457	(2,398,886)
M82	143,687	688,360	(544,673)
M44	209,546	955,614	(746,068)
M40	295,653	360,834	(65,181)
M83	462,854	1,336,005	(873,151)
M08	277,857	641,448	(363,591)
MB6	170,105	785,677	(615,572)
MB7	53,197	279,882	(226,685)
MC0	90,991	244,549	(153,558)
MA0	569,219	813,627	(244,408)
MC2	81,345	331,643	(250,298)
MC1	93,011	263,250	(170,239)
MC3	31,140	69,118	(37,978)
MA1	68,659	154,778	(86,119)
MC4	19,987	59,877	(39,890)
MC5	5,898	9,167	(3,269)
MC6	24,199	112,783	(88,584)
MC7	147,281	50,716	96,565
MC8	42,343	264,391	(222,048)
MC9	5,272	20,593	(15,321)
MD0	23,946	129,722	(105,776)
M92	839,553	4,349,717	(3,510,164)
M96	351,504	604,351	(252,847)
MD2	1,021,179	1,432,056	(410,877)
MA6	76,917	216,482	(139,565)
MA3	85,959	239,346	(153,387)
M97	76,677	136,200	(59,523)
MD5	43,696	112,626	(68,930)
M98	28,398	105,333	(76,935)
M93	129,201	595,439	(466,238)
MD6	258,443	1,225,452	(967,009)
MB3	43,363	150,273	(106,910)
MD8	1,174,142	1,272,828	(98,686)
MD9	3,905,394	3,574,459	330,935
ME2	19,225	97,111	(77,886)
ME3	97,209	223,310	(126,101)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MA5	84,514	162,089	(77,575)
MA7	3,040	15,697	(12,657)
ME4	58,971	99,851	(40,880)
MA2	173,031	168,511	4,520
MF3	187,539	309,430	(121,891)
MF5	624,770	2,821,000	(2,196,230)
MF6	2,358	4,779	(2,421)
MF7	236,844	355,058	(118,214)
MF9	301,753	1,189,325	(887,572)
MG1	815,616	1,497,044	(681,428)
MF2	1,111,548	2,381,814	(1,270,266)
MG2	831,611	1,852,784	(1,021,173)
MG3	65,618	132,534	(66,916)
MG4	74,637	149,578	(74,941)
MG6	1,029,503	5,612,693	(4,583,190)
MG7	84,369	61,435	22,934
V46	2,997	22,279	(19,282)
V45	41,932	225,896	(183,964)
U43	38,703	16,254	22,449
U41	58,664	5,182	53,482
V44	541,440	375,005	166,435
V43	22,574	75,595	(53,021)
O19	6,676	56,264	(49,588)
O23	267,321	144,495	122,826
O20	10,755	78,036	(67,281)
O21	114,317	664,429	(550,112)
O04	4,796	11,515	(6,719)
PH2	35	1,969	(1,934)
P08	96,294	145,799	(49,505)
PC0	43,232	128,243	(85,011)
P70	57,161	50,878	6,283
P10	560,875	517,244	43,631
PK8	12,143	34,884	(22,741)
P20	215	1,183	(968)
PM5	11,694	7,706	3,988
PD6	287,814	3,000,953	(2,713,139)
P06	131,652	234,866	(103,214)
P07	562,626	1,035,860	(473,234)
P68	86,063	34,042	52,021
PI3	59,786	1,141,355	(1,081,569)
P72	246,517	206,162	40,355
P88	327,354	50,309	277,045
P93	93,174	13,947	79,227
P89	48,365	12,708	35,657
P95	15,281	7,706	7,575

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
P79	32,623	27,266	5,357
P80	59,925	5,016	54,909
P81	43,972	1,102	42,870
TBD	214,460	44,420	170,040
TBE	99,188	20,799	78,389
TBF	202,583	8,109	194,474
TP1	148,638	14,897	133,741
TP2	106,232	25,634	80,598
TP3	83,178	8,678	74,500
TP4	97,697	27,442	70,255
TP5	331,451	96,706	234,745
W41	—	7,761	(7,761)
W42	7,098	1,645	5,453
W50	22,929	11,776	11,153

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AL1	248,195	323,210	(75,015)
AO5	280,167	706,845	(426,678)
A71	35,908	7,763	28,145
AM2	49,084	48,207	877
A98	369,321	701,366	(332,045)
AC4	388,643	112,672	275,971
A19	245,498	11,317	234,181
A74	296,064	119,764	176,300
AP0	1,239,811	254,357	985,454
AQ1	628,767	114,274	514,493
AQ2	133,703	18,641	115,062
AS3	2,950,528	447,517	2,503,011
AS6	423,115	119,772	303,343
AQ3	72,302	9,874	62,428
AX1	334,740	23,417	311,323
B21	541,519	83,755	457,764
B19	159,888	14,478	145,410
B20	74,406	2,302	72,104
B18	1,129,641	2,784,527	(1,654,886)
B22	38,951	1,836	37,115
B23	49,130	2,359	46,771
L33	98,902	11,522	87,380
L34	21,494	996	20,498
L35	42,162	8,583	33,579
C71	25	150	(125)
C59	480	76	404
C60	555,242	403,046	152,196
C89	1,274	1,270	4
C90	153,710	99,462	54,248
C58	28,115	68,912	(40,797)
C91	199,392	101,012	98,380
C92	534,219	38,055	496,164
FD7	347,180	679,755	(332,575)
F24	758,755	702,644	56,111
F88	3,446	14,472	(11,026)
FB9	20,482	92,335	(71,853)
F15	32,127	127,041	(94,914)
F41	178,931	453,145	(274,214)
FE3	739,126	2,428,462	(1,689,336)
F17	72,080	10,099	61,981
F18	21,209	975	20,234
F19	430,478	74,646	355,832
L36	32,002	520	31,482
T21	188,895	208,005	(19,110)
S23	30,373	1,072	29,301
T20	394,912	941,206	(546,294)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
FE6	24,966	185,607	(160,641)
S18	82,989	1,528	81,461
T59	12,057	136,176	(124,119)
F56	33,374	95,457	(62,083)
F59	181,435	587,956	(406,521)
FF0	800,846	36,004	764,842
F54	123,911	766,379	(642,468)
FG8	44,962	3,151	41,811
S21	196,431	13,221	183,210
F53	24,836	99,818	(74,982)
FJ9	74,758	22,272	52,486
T28	81,567	160,697	(79,130)
FJ0	69	1,385	(1,316)
G03	42,501	30,337	12,164
V35	25,017	60,293	(35,276)
V13	91,433	257,342	(165,909)
AB3	24,009	20,006	4,003
V11	1,496,152	757,584	738,568
AC1	13,028	24,366	(11,338)
V17	217,982	24,827	193,155
V19	51,184	1,100	50,084
V20	451,412	33,390	418,022
V21	143,610	246,474	(102,864)
MV1	4,126,652	190,075	3,936,577
MV2	151,614	17,254	134,360
MV3	375,756	34,270	341,486
MV4	78,173	8,553	69,620
J88	359,752	892,263	(532,511)
JF1	65,496	1,466	64,030
JF0	62,509	7,861	54,648
J94	53,969	98,467	(44,498)
L11	202,149	458,097	(255,948)
L42	19,781	855	18,926
L16	125,757	48,743	77,014
L18	114,839	102,351	12,488
L17	65,009	178,718	(113,709)
L19	81,620	5,290	76,330
M07	1,325,851	2,891,772	(1,565,921)
M35	703,398	2,211,902	(1,508,504)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
M31	185,169	435,698	(250,529)
M80	131,420	64,889	66,531
M10	7,442	242	7,200
MF1	55,978	197,087	(141,109)
M41	254,676	138,219	116,457
M05	159,296	382,958	(223,662)
M42	388,563	286,867	101,696
M89	2,339,531	6,427,554	(4,088,023)
M82	291,828	650,854	(359,026)
M44	317,175	883,483	(566,308)
M40	357,507	766,254	(408,747)
M83	807,504	1,872,035	(1,064,531)
M08	189,755	862,108	(672,353)
MB6	234,131	824,432	(590,301)
MB7	97,655	228,342	(130,687)
MC0	57,113	264,445	(207,332)
MA0	444,548	1,061,042	(616,494)
MC2	126,113	370,532	(244,419)
MC1	178,362	301,054	(122,692)
MC3	33,136	62,815	(29,679)
MA1	106,280	155,971	(49,691)
MC4	47,085	101,982	(54,897)
MC5	10,654	19,131	(8,477)
MC6	27,366	97,632	(70,266)
MC7	138,369	33,034	105,335
MC8	77,648	270,865	(193,217)
MC9	17,246	32,247	(15,001)
MD0	44,058	130,852	(86,794)
M92	793,158	5,083,187	(4,290,029)
M96	364,317	780,930	(416,613)
MD2	670,385	2,059,916	(1,389,531)
MA6	82,186	288,221	(206,035)
MA3	70,097	267,648	(197,551)
M97	68,433	194,054	(125,621)
MD5	41,503	119,170	(77,667)
M98	36,399	110,836	(74,437)
M93	540,769	591,821	(51,052)
MD6	363,026	1,284,598	(921,572)
MB3	34,320	128,374	(94,054)
MD8	1,461,305	1,581,701	(120,396)
MD9	3,828,352	4,489,069	(660,717)
ME2	43,518	98,972	(55,454)
ME3	143,050	218,002	(74,952)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MA5	79,824	147,316	(67,492)
MA7	8,765	46,180	(37,415)
ME4	28,050	107,553	(79,503)
MA2	383,605	96,290	287,315
MF3	297,650	339,614	(41,964)
MF5	894,058	2,571,490	(1,677,432)
MF6	5,969	8,494	(2,525)
MF7	351,783	272,227	79,556
MF9	580,684	1,236,740	(656,056)
MG1	1,198,250	1,465,325	(267,075)
MF2	756,871	3,880,673	(3,123,802)
MG2	741,001	2,117,941	(1,376,940)
MG3	32,403	152,349	(119,946)
MG4	106,734	136,486	(29,752)
MG6	1,570,698	5,935,886	(4,365,188)
MG7	166,500	76,972	89,528
V46	13,471	2,636	10,835
V45	68,768	16,884	51,884
U43	93,584	9,901	83,683
U41	149,097	22,956	126,141
V44	1,524,470	415,677	1,108,793
V43	124,883	52,829	72,054
O19	59,052	72,536	(13,484)
O23	231,838	371,587	(139,749)
O20	68,951	73,825	(4,874)
O21	388,308	543,406	(155,098)
O04	4,218	18,116	(13,898)
PH2	3,600	8,823	(5,223)
P08	71,992	150,632	(78,640)
PC0	75,911	185,594	(109,683)
P70	154,108	56,086	98,022
P10	530,969	1,351,689	(820,720)
PK8	15,029	31,214	(16,185)
P20	567	1,996	(1,429)
PM5	28,283	3,328	24,955
PD6	1,011,069	2,955,176	(1,944,107)
P06	113,453	340,703	(227,250)
P07	498,560	1,236,964	(738,404)
P68	136,086	96,626	39,460
PI3	169,474	319,930	(150,456)
P72	280,129	168,428	111,701
P88	266,736	37,495	229,241
P93	109,629	4,842	104,787
P89	65,606	38,816	26,790
P95	48,396	12,088	36,308

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
P79	48,496	47,627	869
P80	56,121	3,481	52,640
P81	40,989	875	40,114
TBD	449,060	17,280	431,780
TBE	113,596	7,401	106,195
TBF	281,024	32,868	248,156
TP1	69,996	2,997	66,999
TP2	112,804	2,432	110,372
TP3	224,262	17,531	206,731
TP4	73,818	771	73,047
TP5	813,477	31,051	782,426
W41	2,213	1,144	1,069
W42	243	40	203
W50	26,017	27,519	(1,502)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value lowest to highest[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2023	1,753,083	$11.4788	to	$15.8453	$27,670,614	0.88%	1.20%	to	2.10%	11.31%	to	10.31%
2022	1,939,015	10.3121	to	14.0439	28,178,362	3.07	1.20	to	2.25	(20.13)	to	(20.97)
2021	2,014,030	12.9119	to	17.7714	37,656,065	0.25	1.20	to	2.25	11.84	to	10.83
2020	2,137,310	11.5276	to	16.0348	37,181,804	2.14	1.20	to	2.25	7.94	to	6.80
2019	2,340,904	18.0438	to	15.0135	37,855,824	2.30	0.65	to	2.25	17.43	to	15.56
AO5
2023	3,674,214	14.5151	to	12.0566	47,265,069	0.60	0.65	to	2.10	12.74	to	11.11
2022	4,197,269	12.8746	to	10.8508	48,365,384	2.53	0.65	to	2.10	(19.20)	to	(20.37)
2021	4,623,947	15.9347	to	13.6271	66,586,510	1.54	0.65	to	2.10	8.57	to	6.99
2020	5,255,164	14.6773	to	12.7364	70,406,634	1.52	0.65	to	2.10	4.18	to	2.66
2019	5,551,012	14.0887	to	12.4059	72,077,915	1.77	0.65	to	2.10	14.49	to	12.83
A71
2023	69,890	11.3402			792,522	1.28	1.20				10.39
2022	61,974	10.2730			636,631	1.20	1.20				(5.56)
2021	33,829	10.8779			367,989	0.11	1.20				7.21
AM2
2023	259,829	11.4580	to	10.0777	2,838,970	—	1.35	to	2.15	10.85	to	9.96
2022	304,293	10.3369	to	9.1652	3,007,124	—	1.35	to	2.15	(28.78)	to	(29.35)
2021	303,416	14.5136	to	12.9729	4,219,091	—	1.35	to	2.15	6.55	to	5.70
2020	318,328	13.6210	to	12.2738	4,166,019	1.10	1.35	to	2.15	27.85	to	26.82
2019	421,037	10.6537	to	9.6780	4,331,861	0.28	1.35	to	2.15	25.52	to	24.51
A98
2023	2,449,240	8.3340	to	7.3898	19,405,577	0.66	1.35	to	2.10	13.29	to	12.44
2022	2,857,916	7.3564	to	6.5723	20,038,001	4.09	1.35	to	2.10	(14.95)	to	(15.59)
2021	3,189,961	8.7107	to	7.7865	26,386,762	1.65	1.30	to	2.10	9.42	to	8.54
2020	3,473,643	7.9610	to	7.1739	26,366,188	1.58	1.30	to	2.10	0.88	to	0.07
2019	3,626,556	7.8914	to	7.1689	27,378,427	0.79	1.30	to	2.10	15.28	to	14.35
AC4
2023	907,608	11.1131	to	18.5458	12,970,289	—	1.20				33.18
2022	776,345	8.3444	to	13.9253	8,884,821	—	1.20				(29.54)
2021	500,374	11.8428	to	19.7634	9,353,531	—	1.20			17.04	to	27.11
2020	70,235	15.5480			1,092,017	—	1.20				33.53
2019	7,757	11.6441			90,321	—	1.20				32.76
A19
2023	481,963	7.2662			3,501,763	—	1.20				16.32
2022	307,708	6.2467			1,922,091	—	1.20				(39.99)
2021	73,527	10.4096			765,385	—	1.20				1.45
A74
2023	914,516	12.6120	to	26.7563	15,778,279	0.80	1.35	to	2.10	15.29	to	14.43
2022	950,769	10.9225	to	23.3827	14,954,000	0.88	1.35	to	2.10	(16.82)	to	(17.57)
2021	774,469	13.1317	to	27.7803	16,810,572	0.61	1.20	to	2.30	33.98	to	32.51
2020	562,812	24.4834	to	20.9653	12,306,296	0.81	0.65	to	2.30	2.38	to	0.69
2019	576,830	23.9137	to	20.8218	12,498,367	0.33	0.65	to	2.30	19.12	to	17.16
AP0
2023	3,016,531	10.4674	to	18.7452	40,344,254	0.17	1.20				36.49
2022	2,423,287	7.6690	to	13.7337	25,621,145	0.11	1.20				(30.95)
2021	1,437,833	11.1065	to	19.8895	26,106,356	0.06	1.20				10.95
2020	270,332	16.5431			4,472,124	0.17	1.20				49.90
2019	10,862	11.0364			119,876	1.17	1.20				28.88
AQ1
2023	1,463,434	11.3400	to	15.2233	18,612,063	1.27	1.20				24.32
2022	1,208,895	9.1213	to	12.2447	12,776,456	1.25	1.20				(17.70)
2021	694,402	11.0832	to	14.8784	9,831,200	1.27	1.20				10.02
2020	40,047	12.1636			487,112	1.96	1.20				11.89
2019	654	10.8711			7,109	7.73	1.20				24.35

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AQ2
2023	393,591	$10.4087	to	$8.5259	$3,579,432	1.20%	1.20%				14.18%
2022	298,763	7.4672	to	9.1161	2,430,476	1.80	1.20				(21.97)
2021	183,701	11.6821			2,010,502	3.88	1.20				(2.89)
2020	8,469	12.0297			101,879	1.23	1.20				12.30
AS3
2023	6,884,918	13.1769	to	10.2190	74,567,315	2.09	1.20				12.66
2022	5,039,562	9.0704	to	11.6958	49,244,772	2.01	1.20				(14.69)
2021	2,536,551	13.7104			31,697,953	2.05	1.20				13.47
2020	162,665	12.0830			1,965,479	2.76	1.20				10.81
2019	10,471	10.9039			114,179	6.29	1.20				19.48
AS6
2023	889,400	9.4705	to	15.0405	10,151,639	0.74	1.20				20.83
2022	733,527	7.8375	to	12.4472	7,347,333	0.49	1.20				(25.82)
2021	430,184	10.5652			6,483,683	0.17	1.20				5.56
2020	61,464	14.6227			898,766	0.05	1.20				28.61
AQ3
2023	253,072	8.7425	to	12.7106	2,596,299	1.35	1.20				0.14
2022	195,295	7.6494	to	11.1215	1,847,450	1.19	1.20				(23.18)
2021	132,867	9.9579	to	14.4777	1,782,982	0.83	1.20				(1.11)
2020	27,209	14.0047			381,060	—	1.20				21.81
2019	323	11.4968			3,715	2.05	1.20				27.27
AX1
2023	1,011,153	9.9465	to	12.2981	10,290,052	1.60	1.20				12.09
2022	545,047	8.8734	to	10.9713	5,027,940	—	1.20				(15.75)
2021	233,724	10.5325			2,700,565	1.31	1.20				5.16
2020	13,914	11.9321			166,024	2.75	1.20				8.68
B21
2023	1,082,849	10.0775			10,911,667	2.29	1.20				13.94
2022	688,267	8.8446			6,087,231	2.53	1.20				(16.05)
2021	230,503	10.5357			2,428,504	6.26	1.20				5.04
B19
2023	296,711	10.0820			2,991,267	—	1.20				46.82
2022	209,679	6.8669			1,439,792	—	1.20				(38.56)
2021	64,269	11.1757			718,256	—	1.20				11.50
B20
2023	166,529	10.8501			1,806,755	1.92	1.20				10.66
2022	89,609	9.8053			878,619	1.66	1.20				(5.25)
2021	17,505	10.3486			181,156	0.89	1.20				1.93
B18
2023	14,489,368	18.1117	to	17.8252	275,243,028	2.39	0.65	to	2.35	11.76	to	9.87
2022	16,604,716	16.2057	to	16.2239	287,231,446	0.00	0.65	to	2.35	(16.62)	to	(18.03)
2021	18,259,602	19.4355	to	19.7927	387,539,634	0.81	0.65	to	2.35	5.72	to	3.93
2020	19,276,712	18.3831	to	19.0442	400,737,513	1.21	0.65	to	2.35	19.92	to	17.88
2019	22,286,973	15.3292	to	16.1552	390,773,237	1.22	0.65	to	2.35	16.99	to	15.01
B22
2023	101,672	10.1750			1,034,465	—	1.20				50.65
2022	62,515	6.7539			422,206	—	1.20				(38.99)
2021	25,400	11.0704			281,184	—	1.20				10.51
B23
2023	91,451	8.8388			808,194	3.61	1.20				4.17
2022	69,444	8.4852			589,226	2.24	1.20				(15.28)
2021	22,673	10.0161			227,303	0.80	1.20				(0.02)
L33 2023	264,025	9.1070	to	12.8669	2,609,168	0.02	1.20				11.28
2022	175,673	8.1842	to	11.5631	1,614,479	0.12	1.20				(26.39)
2021	88,293	11.1190	to	15.7096	1,216,470	0.02	1.20				9.79
2020	4,516	12.3843			55,923	0.05	1.20				13.72
2019	2,537	10.8900			27,625	0.71	1.20				31.06

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
L34
2023	58,919	$11.3392			$668,054	0.91%	1.20%			17.97%

2022	32,934	9.6121			316,560	0.96	1.20			(13.69)
2021	12,436	11.1371			138,498	0.75	1.20			10.08
L35
2023	117,233	11.7027			1,371,864	2.14	1.20			12.65
2022	97,648	10.3887			1,014,400	1.35	1.20			(9.33)
2021	64,069	11.4573			734,056	1.96	1.20			12.25
C71
2023	383	32.6578	to	32.0467	12,468	0.17	1.65	to	1.75	19.67	to	19.55
2022	3,398	27.2894	to	26.8050	92,683	0.49	1.65	to	1.75	(10.47)	to	(10.56)
2021	3,523	30.4800	to	29.9683	107,322	0.23	1.65	to	1.75	26.69	to	26.56
2020	914	24.0595	to	23.6788	21,954	0.34	1.65	to	1.75	6.80	to	6.70
2019	944	22.5273	to	22.1927	21,229	0.27	1.65	to	1.75	18.99	to	18.88
C59
2023	2,886	27.1386	to	26.1093	76,940	—	1.35	to	1.85	41.24	to	40.54
2022	3,475	19.2139	to	18.5781	65,648	—	1.35	to	1.85	(32.31)	to	(32.65)
2021	3,071	28.3838	to	27.5830	85,976	—	1.35	to	1.85	27.00	to	26.36
2020	3,327	22.3496	to	21.8286	73,499	—	1.35	to	1.85	32.92	to	32.25
2019	3,939	16.8147	to	16.5058	65,592	—	1.35	to	1.85	34.07	to	33.40
C60
2023	1,656,505	28.1085	to	25.1268	43,025,241	—	0.65	to	2.10	41.84	to	39.79
2022	2,216,291	19.8166	to	17.9740	40,965,907	—	0.65	to	2.10	(31.98)	to	(32.96)
2021	2,064,095	29.1324	to	26.8124	56,678,746	—	0.65	to	2.10	27.52	to	25.67
2020	2,552,106	22.8455	to	21.3353	55,532,553	—	0.65	to	2.10	33.54	to	31.59
2019	3,355,394	17.1081	to	16.2133	55,246,600	—	0.65	to	2.10	34.65	to	32.70
C89
2023	2,126	25.5680	to	24.9800	53,611	—	1.35	to	1.65	37.66	to	37.25
2022	2,126	18.5726	to	18.2004	39,014	—	1.35	to	1.65	(28.97)	to	(29.19)
2021	2,122	26.1488	to	25.2651	54,924	—	1.35	to	1.95	16.98	to	16.27
2020	5,600	22.3542	to	21.7297	122,603	—	1.35	to	1.95	30.15	to	29.36
2019	9,175	16.9851	to	16.7973	154,346	—	1.65	to	1.95	29.59	to	29.20
C90
2023	558,446	25.0848	to	23.6705	13,649,174	—	1.35	to	2.10	37.34	to	36.31
2022	740,594	18.2651	to	17.3655	13,220,856	—	1.35	to	2.10	(29.15)	to	(29.69)
2021	686,346	25.7817	to	24.6977	17,356,850	—	1.35	to	2.10	16.68	to	15.81
2020	787,774	22.8352	to	21.3268	17,135,069	—	0.65	to	2.10	30.75	to	28.85
2019	987,736	17.4648	to	16.5514	16,597,423	—	0.65	to	2.10	30.58	to	28.69
C58
2023	236,923	13.7138	to	12.9393	3,162,906	1.76	1.35	to	2.10	13.77	to	12.92
2022	287,223	12.0534	to	11.4589	3,385,267	0.76	1.35	to	2.10	(16.05)	to	(16.68)
2021	328,020	14.3985	to	13.7527	4,621,818	1.10	1.30	to	2.10	8.32	to	7.45
2020	338,100	13.2924	to	12.7991	4,416,458	1.49	1.30	to	2.10	7.41	to	6.54
2019	380,321	12.3754	to	12.0129	4,641,220	1.80	1.30	to	2.10	23.53	to	22.53
C91
2023	528,425	10.5945	to	13.9685	6,537,985	—	1.20			3.86
2022	453,049	10.2013	to	13.4500	5,458,508	—	1.20			(3.23)
2021	354,669	10.5420	to	13.8992	4,749,647	—	1.20			3.89
2020	12,557	11.1665			140,220	—	1.20			5.53
2019	3,422	10.5818			36,216	—	1.20			24.91
C92
2023	1,259,769	10.4181			13,123,565	—	1.20			19.65
2022	781,670	8.7068			6,805,655	—	1.20			(17.86)
2021	285,506	10.5997			3,026,272	—	1.20			5.61
FD7
2023	3,207,858	30.2992	to	24.1861	87,015,206	1.50	0.65	to	2.30	20.45	to	18.47
2022	3,834,583	25.1551	to	20.4150	87,213,498	1.04	0.65	to	2.30	(18.72)	to	(20.05)
2021	4,167,158	30.9479	to	25.5362	117,791,565	0.73	0.65	to	2.30	17.23	to	15.30
2020	4,591,952	26.4004	to	22.1486	111,958,956	1.24	0.65	to	2.30	21.33	to	19.33
2019	5,062,414	21.7589	to	18.6826	102,797,537	1.53	0.65	to	2.25	23.31	to	21.34

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F24
2023	3,045,303	$43.5932	to	$31.7768	$108,149,079	0.24%	0.65%	to	2.35%	32.26%	to	30.02%
2022	3,881,752	32.9614	to	24.4400	105,302,012	0.27	0.65	to	2.35	(26.96)	to	(28.20)
2021	3,825,641	45.1308	to	34.0405	143,633,704	0.03	0.65	to	2.35	26.68	to	24.53
2020	4,745,987	35.6250	to	27.3342	142,207,353	0.08	0.65	to	2.35	29.39	to	27.19
2019	6,086,530	27.5338	to	21.4915	142,358,463	0.21	0.65	to	2.35	30.42	to	28.21
F88
2023	78,127	19.1828	to	16.7068	1,392,621	3.74	1.35	to	2.10	7.62	to	6.81
2022	84,546	17.8247	to	15.6414	1,406,691	1.92	1.35	to	2.10	(14.82)	to	(15.46)
2021	95,572	20.9266	to	18.5025	1,871,006	0.70	1.35	to	2.10	4.17	to	3.39
2020	136,742	20.0882	to	17.8959	2,561,365	1.00	1.35	to	2.10	10.73	to	9.89
2019	129,978	18.1424	to	16.2854	2,233,208	1.67	1.35	to	2.10	14.19	to	13.33
FB9
2023	359,748	20.7378	to	18.0610	6,957,923	3.39	1.35	to	2.10	9.16	to	8.34
2022	412,267	18.9983	to	16.6712	7,346,741	1.89	1.35	to	2.10	(15.93)	to	(16.57)
2021	484,120	22.5993	to	19.9814	10,300,644	0.78	1.35	to	2.10	5.95	to	5.15
2020	611,405	21.3308	to	19.0028	12,343,763	1.03	1.35	to	2.10	12.03	to	11.19
2019	657,257	19.0399	to	17.0910	11,901,135	1.76	1.35	to	2.10	16.38	to	15.51
F15
2023	589,083	21.8171	to	18.3120	12,251,931	2.90	1.35	to	2.30	10.72	to	9.66
2022	719,443	19.7056	to	16.6983	13,486,987	1.86	1.35	to	2.30	(17.10)	to	(17.89)
2021	814,357	23.7698	to	20.3357	18,476,600	0.80	1.35	to	2.30	7.79	to	6.77
2020	1,011,319	22.2216	to	19.0470	21,232,682	1.05	1.30	to	2.30	13.23	to	12.09
2019	1,025,139	19.6253	to	16.9923	19,154,940	1.75	1.30	to	2.30	18.32	to	17.14
F41
2023	1,898,337	29.3259	to	26.5933	54,432,984	0.37	0.65	to	2.10	14.06	to	12.41
2022	2,189,234	25.7112	to	23.0938	55,540,607	0.26	0.65	to	2.25	(15.52)	to	(16.87)
2021	2,463,448	30.4341	to	27.7791	74,742,720	0.34	0.65	to	2.25	24.49	to	22.51
2020	3,053,574	24.4464	to	22.6759	75,212,506	0.38	0.65	to	2.25	17.10	to	15.22
2019	3,638,561	20.8766	to	19.6798	77,323,129	0.66	0.65	to	2.25	22.37	to	20.42
FE3
2023	9,125,866	17.0703	to	14.7459	152,131,312	0.00	0.65	to	2.35	9.36	to	7.51
2022	10,303,478	15.6088	to	13.7155	158,539,919	2.07	0.65	to	2.35	(8.76)	to	(10.31)
2021	11,992,814	17.1076	to	15.2916	204,264,220	0.90	0.65	to	2.35	3.76	to	2.00
2020	12,795,754	16.4871	to	14.9913	212,174,612	2.65	0.65	to	2.35	6.16	to	4.35
2019	13,956,758	15.5308	to	14.3662	220,190,765	0.30	0.65	to	2.35	16.62	to	14.64
F17
2023	176,112	10.7388			1,891,115	1.03	1.20			6.47
2022	111,549	10.0865			1,125,111	0.71	1.20			(11.75)
2021	49,568	11.4291			566,514	0.58	1.20			12.46
F18
2023	62,065	10.1139			627,681	0.70	1.20			15.51
2022	32,524	8.7562			284,774	0.75	1.20			(20.34)
2021	12,290	10.9920			135,097	1.10	1.20			11.77
F19
2023	748,251	9.9801	to	13.2435	7,774,077	2.47	1.20			9.19
2022	538,232	9.1401	to	12.1289	5,189,362	1.84	1.20			(13.25)
2021	182,400	10.5362	to	13.9815	2,352,109	1.35	1.20			4.56
2020	8,070	12.6066			101,734	2.26	1.20			20.12
L36
2023	85,209	9.8685			840,839	2.69	1.20			12.91
2022	31,579	8.7401			275,995	2.72	1.20			(15.35)
2021	97	10.3253			1,002	19.54	1.20			2.52
T21
2023	918,485	16.6426	to	14.3602	14,153,806	2.07	1.30	to	2.10	11.17	to	10.28
2022	1,027,554	14.9710	to	12.6865	14,310,486	2.58	1.30	to	2.25	(22.99)	to	(23.73)
2021	1,046,664	19.4414	to	16.6331	19,016,638	0.87	1.30	to	2.25	(6.96)	to	(7.85)
2020	996,395	20.8964	to	18.0498	19,540,379	4.31	1.30	to	2.25	15.66	to	14.56
2019	1,213,365	18.0670	to	15.7564	20,664,498	0.99	1.30	to	2.25	25.05	to	23.86
S23
2023	72,970	7.4905			546,534	1.84	1.20			11.19
2022	51,567	6.7363			347,359	1.97	1.20			(22.94)
2021	22,266	8.7411			194,631	0.02	1.20			(13.04)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2023	2,499,454	$18.3910	to	$18.8471	$52,576,034	3.22%	1.30%	to	2.35%	19.20%	to	17.95%
2022	3,014,887	15.4292	to	15.9795	53,415,908	2.95	1.30	to	2.35	(8.80)	to	(9.76)
2021	3,561,181	16.9184	to	17.7079	69,499,573	1.81	1.30	to	2.35	2.81	to	1.73
2020	3,756,405	16.4563	to	16.9424	71,582,091	3.51	1.30	to	2.50	(2.44)	to	(3.62)
2019	3,970,974	16.8684	to	17.5788	77,960,240	1.75	1.30	to	2.50	11.07	to	9.73
FE6
2023	1,006,668	18.6239	to	16.3829	17,785,635	1.46	1.30	to	2.10	13.13	to	12.22
2022	1,128,864	16.4624	to	14.2728	17,666,000	1.64	1.30	to	2.25	(17.09)	to	(17.88)
2021	1,289,505	19.8552	to	17.3796	24,403,221	1.74	1.30	to	2.25	10.23	to	9.19
2020	1,485,214	17.8952	to	15.9175	25,608,396	1.48	1.35	to	2.25	10.23	to	9.24
2019	1,669,351	16.2337	to	14.5715	26,197,758	3.54	1.35	to	2.25	18.25	to	17.18
S18
2023	202,333	9.9136			2,005,729	1.34	1.20			13.26
2022	109,184	8.7533			955,683	1.41	1.20			(17.19)
2021	27,723	10.5708			293,058	0.02	1.20			5.22
T59
2023	218,338	9.8174	to	8.0490	1,857,178	—	0.65	to	2.25	2.15	to	0.52
2022	244,194	9.6104	to	8.0069	2,057,984	—	0.65	to	2.25	(5.74)	to	(7.24)
2021	368,313	10.1958	to	8.6323	3,325,426	—	0.65	to	2.25	(5.63)	to	(7.14)
2020	398,143	10.8038	to	9.2511	3,863,954	7.79	0.65	to	2.30	(5.97)	to	(7.52)
2019	427,256	11.4894	to	10.0037	4,468,153	6.55	0.65	to	2.30	1.20	to	(0.47)
F56
2023	409,091	19.9821	to	22.4573	10,273,421	3.36	1.30	to	2.25	19.45	to	18.31
2022	487,083	16.7291	to	18.9814	10,288,499	0.15	1.30	to	2.25	(12.65)	to	(13.48)
2021	549,166	19.1516	to	21.9387	13,321,322	1.10	1.30	to	2.25	3.51	to	2.53
2020	598,179	18.5019	to	21.3981	14,040,606	3.08	1.30	to	2.25	4.42	to	3.43
2019	642,518	17.7181	to	20.6892	14,491,099	2.71	1.30	to	2.25	13.66	to	12.58
F59
2023	2,055,585	20.3404	to	16.2189	36,915,056	5.16	0.65	to	2.25	7.92	to	6.20
2022	2,287,524	18.8478	to	15.2720	38,469,119	4.85	0.65	to	2.25	(6.09)	to	(7.58)
2021	2,694,045	20.0693	to	16.3995	48,749,838	4.66	0.65	to	2.30	16.00	to	14.09
2020	3,261,985	17.3016	to	14.3748	51,437,879	5.81	0.65	to	2.30	0.04	to	(1.62)
2019	3,499,450	17.2950	to	14.6110	55,707,188	5.27	0.65	to	2.30	15.31	to	13.40
FF0
2023	1,709,727	10.6680	to	16.6770	18,684,259	4.63	1.20	to	2.05	7.25	to	6.34
2022	1,031,991	9.9467	to	15.6828	10,736,705	4.32	1.20	to	2.05	(6.72)	to	(7.51)
2021	267,149	10.6634	to	16.9570	3,448,458	3.60	1.20	to	2.05	5.92	to	14.21
2020	97,334	15.8582	to	14.8472	1,519,999	5.63	1.35	to	2.05	(0.78)	to	(1.48)
2019	97,632	15.9829	to	15.0064	1,539,309	4.92	1.35	to	2.10	14.49	to	13.62
F54
2023	3,040,585	23.8200	to	25.9664	89,410,504	1.85	0.65	to	2.25	12.73	to	10.93
2022	3,428,916	21.1304	to	23.4071	90,351,817	1.78	0.65	to	2.25	(8.03)	to	(9.50)
2021	4,071,384	22.9756	to	25.6069	117,898,051	2.86	0.65	to	2.30	18.39	to	16.44
2020	4,727,890	19.4060	to	21.9908	116,819,020	2.95	0.65	to	2.30	(5.66)	to	(7.22)
2019	4,608,107	20.5707	to	23.7028	121,896,779	1.78	0.65	to	2.30	21.78	to	19.77
FG8
2023	95,257	10.5923	to	20.1804	1,077,220	2.01	1.20	to	2.05	11.96	to	11.01
2022	57,635	9.4608	to	18.1793	614,340	2.18	1.20	to	2.05	(8.57)	to	(9.35)
2021	15,824	10.3481	to	20.0549	259,478	2.69	1.20	to	2.05	1.82	to	16.64
2020	12,468	18.3655	to	17.1946	223,325	2.86	1.35	to	2.05	(6.45)	to	(7.11)
2019	11,683	19.6320	to	18.5107	224,329	1.45	1.35	to	2.05	20.79	to	19.94
S21
2023	365,272	11.3095			4,130,834	0.84	1.20			10.65
2022	246,158	10.2211			2,515,906	0.82	1.20			(11.75)
2021	62,948	11.5814			729,020	0.01	1.20			14.00
F53
2023	306,209	32.1842	to	45.7312	15,346,683	0.53	0.65	to	2.10	12.02	to	10.40
2022	358,952	28.7320	to	41.4247	16,235,834	0.96	0.65	to	2.10	(10.65)	to	(11.94)
2021	433,934	32.1558	to	45.6536	22,225,104	0.97	0.65	to	2.30	24.55	to	22.50
2020	508,970	25.8172	to	37.2682	21,129,483	1.67	0.65	to	2.30	4.50	to	2.78
2019	564,908	24.7045	to	36.2616	22,684,408	1.05	0.65	to	2.30	25.53	to	23.46

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
FJ9
2023	199,784	$10.0255	to	$27.0194	$2,121,744	0.44%	1.20%	to	2.05%	11.33%	to	10.38%
2022	114,489	9.0053	to	24.4781	1,162,187	0.94	1.20	to	2.05	(11.18)	to	(11.94)
2021	62,003	10.1392	to	27.7969	804,810	0.55	1.20	to	2.05	(0.67)	to	22.62
2020	11,004	24.2127	to	22.6690	260,494	1.56	1.35	to	2.05	3.71	to	2.98
2019	11,424	23.3463	to	22.0128	261,610	1.07	1.35	to	2.05	24.53	to	23.66
T28
2023	515,004	13.1039	to	12.6109	7,154,255	4.49	0.65	to	2.25	7.48	to	5.77
2022	596,366	12.1918	to	11.9231	7,778,476	4.32	0.65	to	2.25	(11.33)	to	(12.74)
2021	675,496	13.7497	to	13.6645	10,056,531	3.38	0.65	to	2.25	1.45	to	(0.17)
2020	755,442	13.5537	to	13.6884	11,191,292	4.82	0.65	to	2.25	2.76	to	1.11
2019	846,888	13.1901	to	13.5381	12,325,639	5.06	0.65	to	2.25	7.35	to	5.64
FJ0
2023	5,375	11.7283	to	10.7512	60,317	4.34	1.35	to	2.05	6.54	to	5.79
2022	5,696	11.0087	to	10.1627	60,198	4.21	1.35	to	2.05	(12.04)	to	(12.66)
2021	7,012	12.5158	to	11.6356	84,961	3.80	1.35	to	2.05	0.68	to	(0.02)
2020	11,687	12.4310	to	11.6385	142,774	4.65	1.35	to	2.05	1.95	to	1.23
2019	12,959	12.1933	to	11.4969	155,855	4.56	1.35	to	2.05	6.48	to	5.73
G03
2023	190,093	11.0199	to	14.8220	2,728,599	0.46	1.20			22.11
2022	196,257	9.0243	to	12.1379	2,313,239	0.61	1.20			(20.86)
2021	184,093	11.4033	to	15.3376	2,813,038	0.88	1.20			12.55
2020	11,758	12.0231			141,366	1.29	1.20			15.91
2019	3,522	10.3727			36,538	6.25	1.20			23.43
H24[5]
2020	55,637	14.4690	to	13.4533	786,570	0.65	1.35	to	1.90	(0.17)	to	(0.72)
2019	55,201	14.4934	to	13.5511	783,087	2.65	1.35	to	1.90	5.85	to	5.27
H32[6]
2020	48,854	21.7101	to	19.6572	1,036,742	—	1.35	to	2.10	12.60	to	11.75
2019	55,082	19.2814	to	17.5910	1,040,138	—	1.35	to	2.10	22.33	to	21.41
V35
2023	114,315	28.2312	to	25.0334	3,051,112	0.35	1.35	to	2.10	13.74	to	12.89
2022	148,325	24.8203	to	22.1753	3,486,759	0.43	1.35	to	2.10	(4.17)	to	(4.89)
2021	183,601	25.9001	to	23.3154	4,544,009	0.23	1.35	to	2.10	25.91	to	24.96
2020	228,866	20.5708	to	18.6583	4,514,770	0.65	1.35	to	2.10	(0.50)	to	(1.26)
2019	271,291	20.6752	to	18.8957	5,387,511	0.41	1.35	to	2.10	23.03	to	22.10

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V13
2023	673,014	$36.1618	to	$24.2078	$17,539,209	1.48%	0.65%	to	2.10%	11.37%	to	9.76%
2022	816,424	32.4702	to	22.0553	19,254,849	1.30	0.65	to	2.10	0.19	to	(1.26)
2021	982,333	32.4079	to	22.3360	23,348,042	1.55	0.65	to	2.10	32.18	to	30.27
2020	1,255,493	24.5181	to	17.1465	22,939,013	2.15	0.65	to	2.10	(1.73)	to	(3.16)
2019	1,331,139	24.9503	to	17.7062	25,022,831	1.67	0.65	to	2.10	24.13	to	22.33
AB3
2023	140,646	8.7946	to	10.0990	1,354,997	2.52	1.20			4.58	to	4.58
2022	125,118	8.4091	to	9.6563	1,168,970	0.56	1.20			(15.70)	to	(15.70)
2021	121,115	9.9751	to	11.4546	1,352,173	2.02	1.20			(0.20)
2020	24,479	11.7115			286,682	2.53	1.20			8.02
V11
2023	5,122,809	26.0590	to	22.1671	90,226,162	1.67	0.65	to	2.10	9.52	to	7.94
2022	4,763,445	23.7929	to	20.5362	84,706,784	1.47	0.65	to	2.10	(8.31)	to	(9.64)
2021	4,024,877	25.9499	to	22.7268	91,091,678	1.64	0.65	to	2.10	17.58	to	15.88
2020	4,174,214	22.0695	to	19.6125	87,202,232	2.21	0.65	to	2.10	8.94	to	7.35
2019	4,591,136	20.2592	to	18.2691	88,979,408	2.26	0.65	to	2.10	19.23	to	17.50
AC1
2023	86,363	17.7293	to	16.1503	1,470,396	—	1.35	to	2.10	16.28	to	15.41
2022	114,707	15.2465	to	13.9937	1,681,151	1.41	1.35	to	2.10	(19.60)	to	(20.21)
2021	126,045	18.9635	to	17.5372	2,304,802	1.06	1.35	to	2.10	4.18	to	3.40
2020	132,323	18.2018	to	16.9606	2,330,723	2.06	1.35	to	2.10	12.20	to	11.36
2019	151,039	16.2221	to	15.2308	2,379,791	1.23	1.35	to	2.10	26.51	to	25.56
V17
2023	396,535	8.3866			3,325,303	—	1.20			11.50
2022	237,830	7.5213			1,788,739	—	1.20			(31.95)
2021	44,675	11.0534			493,812	—	1.20			10.58
V19
2023	87,956	11.0247			969,630	2.09	1.20			7.47
2022	54,755	10.2581			561,662	2.57	1.20			(3.10)
2021	4,671	10.5858			49,444	2.78	1.20			4.04
V20
2023	685,426	10.8134			7,411,406	1.35	1.20			12.08
2022	450,080	9.6483			4,342,342	1.28	1.20			(13.11)
2021	32,058	11.1039			355,974	1.38	1.20			9.15
V21
2021	102,864	11.4133			1,174,022	1.67	1.20			13.38
MV1
2023	7,784,769	10.2954			80,142,473	2.00	1.20			13.76
2022	4,809,518	9.0501			43,525,126	1.30	1.20			(17.61)
2021	872,941	10.9850			9,589,244	0.78	1.20			9.59
MV2
2023	279,775	10.3070			2,883,506	0.12	1.20			16.37
2022	167,243	8.8571			1,481,238	0.09	1.20			(17.15)
2021	32,883	10.6907			351,540	—	1.20			6.00
MV3
2023	638,774	10.2423			6,542,272	—	1.20			52.44
2022	443,688	6.7191			2,981,067	—	1.20			(37.88)
2021	102,202	10.8156			1,105,376	—	1.20			9.14
MV4
2023	122,082	10.6584			1,301,129	1.03	1.20			9.78
2022	86,194	9.7088			836,810	1.50	1.20			(6.90)
2021	16,574	10.4284			172,842	0.63	1.20			2.40

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
J88
2023	3,228,763	$11.2019	to	$9.3572	$32,112,116	3.27%	0.65%	to	2.10%	4.97%	to	3.45%
2022	3,152,154	10.6714	to	9.0448	30,174,387	1.84	0.65	to	2.10	(13.30)	to	(14.56)
2021	3,684,665	12.3086	to	10.5856	41,005,068	1.69	0.65	to	2.10	(2.30)	to	(3.72)
2020	3,783,695	12.5986	to	10.9944	43,536,692	1.66	0.65	to	2.10	6.98	to	5.43
2019	3,728,909	11.7765	to	10.4285	40,491,756	2.38	0.65	to	2.10	7.17	to	5.61
JF17
2022	87,069	8.3971			731,101	0.94		1.20		(18.81)
2021	23,039	10.3419			238,263	—		1.20		2.92
JF08
2022	95,543	8.9211	to	10.2939	884,945	3.96		1.20		(13.55)
2021	40,895	10.3195	to	11.9074	463,590	0.28		1.20		2.46
J94
2023	294,208	48.0700	to	40.1559	12,523,127	1.25	0.65	to	2.10	26.02	to	24.20
2022	320,798	38.1449	to	32.3318	10,947,842	0.22	0.65	to	2.10	(19.42)	to	(20.58)
2021	365,296	47.3369	to	40.7123	15,626,632	0.54	0.65	to	2.10	28.17	to	26.32
2020	508,509	36.9316	to	32.2300	17,173,211	0.57	0.65	to	2.10	24.13	to	22.33
2019	574,362	29.7517	to	26.3469	15,769,422	0.62	0.65	to	2.10	30.59	to	28.69
L11
2023	1,930,479	11.2915	to	9.6629	20,868,196	4.67	0.65	to	2.35	21.48	to	19.43
2022	2,349,690	9.2949	to	8.0911	21,108,283	3.22	0.65	to	2.35	(15.67)	to	(17.10)
2021	2,605,638	11.0216	to	9.7596	28,047,671	1.80	0.65	to	2.35	4.78	to	3.00
2020	2,898,976	10.5186	to	9.4750	30,094,960	2.75	0.65	to	2.35	(1.92)	to	(3.59)
2019	2,926,589	10.7242	to	9.8276	31,286,383	0.88	0.65	to	2.35	17.37	to	15.38
L42
2023	36,842	9.5135	to	10.4101	355,060	—	1.20			949.00
2022	35,539	8.6889	to	9.4616	313,241	0.08	1.20			(18.36)
2021	16,613	10.6432	to	11.5898	182,299	4.16	1.20			6.33
L16
2023	449,391	9.1427	to	10.4101	4,287,250	5.74	1.20			5.28
2022	340,856	8.6842	to	9.8879	3,095,143	4.86	1.20			(13.84)
2021	263,842	10.0795	to	11.4767	2,842,314	6.09	1.20			0.52
2020	1,388	11.2470			15,611	10.58	1.20			6.02
L18
2023	438,186	39.9902	to	29.8925	14,898,825	—	1.30	to	2.35	9.24	to	8.09
2022	480,145	36.6076	to	27.6540	15,008,904	—	1.30	to	2.35	(33.41)	to	(34.11)
2021	467,657	54.9715	to	41.9680	22,030,651	—	1.30	to	2.35	5.08	to	3.97
2020	492,772	37.8028	to	40.3658	22,184,488	—	0.65	to	2.35	38.47	to	36.12
2019	665,279	27.3000	to	29.6554	21,837,274	—	0.65	to	2.35	35.48	to	33.18
L17
2023	699,255	28.5231	to	31.0439	23,522,191	0.56	0.65	to	2.10	13.89	to	12.25
2022	817,249	25.0440	to	27.6569	24,384,323	1.02	0.65	to	2.10	(12.55)	to	(13.82)
2021	930,958	28.6391	to	31.2187	32,114,142	0.78	0.65	to	2.25	26.49	to	24.47
2020	1,135,208	22.6420	to	25.0818	31,326,927	1.23	0.65	to	2.25	1.11	to	(0.51)
2019	1,152,329	22.3933	to	25.2104	31,755,340	1.20	0.65	to	2.25	20.73	to	18.80
L19
2023	168,860	9.6681			1,632,442	4.93	1.20			3.80
2022	127,971	9.3145			1,191,944	3.81	1.20			(6.19)
2021	51,641	9.9295			512,766	6.17	1.20			(0.80)
M07
2023	13,434,634	17.9992	to	16.7272	235,205,012	2.04	1.15	to	1.85	9.18	to	8.41
2022	15,221,999	16.5036	to	15.4289	244,855,536	1.69	1.15	to	1.85	(10.61)	to	(11.24)
2021	16,787,920	18.4624	to	17.3837	302,630,577	1.78	1.15	to	1.85	12.82	to	12.01
2020	18,785,970	16.3649	to	15.5191	300,918,369	2.27	1.15	to	1.85	8.56	to	7.78
2019	20,851,912	15.0746	to	14.3983	308,554,370	2.32	1.15	to	1.85	19.01	to	18.17
M35
2023	12,160,294	18.4858	to	15.4701	199,351,185	1.82	0.65	to	2.35	9.50	to	7.65
2022	13,900,870	16.8814	to	14.3706	211,768,681	1.47	0.65	to	2.35	(10.42)	to	(11.94)
2021	15,409,374	18.8458	to	16.3194	266,307,528	1.60	0.65	to	2.35	13.10	to	11.18
2020	17,360,121	16.6635	to	14.6786	268,706,386	2.06	0.65	to	2.35	8.80	to	6.95
2019	19,920,899	15.3152	to	13.7245	286,329,571	2.10	0.65	to	2.35	19.34	to	17.31

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M31
2023	2,298,822	$30.6033	to	$28.0469	$136,834,471	—%	1.00%	to	1.85%	34.51%	to	33.37%
2022	2,597,890	22.7514	to	21.0294	114,428,694	—	1.00	to	1.85	(32.32)	to	(32.89)
2021	2,848,419	33.6147	to	31.3373	186,951,578	—	1.00	to	1.85	22.30	to	21.26
2020	3,213,412	27.4856	to	25.8435	171,810,807	—	1.00	to	1.85	30.54	to	29.42
2019	3,740,843	21.0558	to	19.9683	152,966,150	—	1.00	to	1.85	36.77	to	35.60
M80
2023	526,441	48.8542	to	40.8107	21,386,985	—	0.65	to	2.10	34.63	to	32.69
2022	486,632	36.2873	to	30.7569	17,432,686	—	0.65	to	2.10	(32.25)	to	(33.23)
2021	420,101	53.5587	to	80.1315	25,414,922	—	0.65	to	2.25	22.44	to	20.48
2020	434,007	43.7438	to	66.5091	24,429,273	—	0.65	to	2.25	30.68	to	28.59
2019	512,464	33.4741	to	51.7228	22,382,240	—	0.65	to	2.25	36.88	to	34.70
M10
2023	17,662	10.8473			191,575	0.49	1.20			17.25
2022	11,796	9.2516			109,131	0.45	1.20			(17.68)
2021	4,596	11.2390			51,656	0.57	1.20			11.50
MF1
2023	957,870	20.4443	to	17.3302	18,302,362	—	1.15	to	1.85	19.93	to	19.09
2022	1,066,096	17.0935	to	14.5516	17,017,143	—	1.15	to	1.85	(29.51)	to	(30.01)
2021	1,207,205	24.2491	to	20.7912	27,387,599	—	1.15	to	1.85	12.81	to	12.01
2020	1,363,219	21.4949	to	18.5618	27,495,728	—	1.15	to	1.85	34.92	to	33.96
2019	1,585,873	15.9313	to	13.8562	23,780,230	—	1.15	to	1.85	37.08	to	36.11
M41
2023	935,859	26.6213	to	42.2764	25,349,555	—	1.15	to	2.15	19.59	to	18.39
2022	950,294	22.2609	to	34.6262	23,361,179	—	1.15	to	2.30	(29.61)	to	(30.42)
2021	833,837	31.6251	to	49.7645	32,057,195	—	1.15	to	2.30	12.57	to	11.27
2020	693,160	38.7964	to	44.7230	28,860,260	—	0.65	to	2.30	35.23	to	33.00
2019	788,367	28.6884	to	33.6261	25,548,387	—	0.65	to	2.30	37.38	to	35.12
M05
2023	1,775,607	20.8615	to	19.2461	35,515,514	—	1.00	to	1.85	13.27	to	12.31
2022	1,971,825	18.4170	to	17.1365	34,977,512	—	1.00	to	1.85	(30.46)	to	(31.05)
2021	2,195,487	26.4836	to	24.8539	56,250,892	—	1.00	to	1.85	0.78	to	(0.08)
2020	2,517,095	26.2779	to	24.8728	64,273,735	—	1.00	to	1.85	44.43	to	43.20
2019	2,988,255	18.1945	to	17.3698	53,070,736	—	1.00	to	1.85	40.29	to	39.09
M42
2023	1,507,837	28.4486	to	23.5054	30,058,199	—	0.65	to	2.35	13.51	to	11.59
2022	1,583,325	25.0618	to	21.0634	29,122,159	—	0.65	to	2.35	(30.45)	to	(31.63)
2021	1,481,629	36.0338	to	30.8074	40,478,580	—	0.65	to	2.35	0.91	to	(0.80)
2020	1,288,035	35.7077	to	31.0559	38,522,692	—	0.65	to	2.35	44.64	to	42.18
2019	1,693,473	24.6879	to	21.8430	36,002,846	—	0.65	to	2.35	40.36	to	37.98

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M89
2023	27,354,728	$11.9554	to	$9.9235	$290,816,491	2.99%	0.65%	to	2.15%	6.44%	to	4.84%
2022	29,753,614	11.2325	to	9.3587	300,117,887	2.43	0.65	to	2.25	(14.74)	to	(16.10)
2021	33,841,637	13.1744	to	11.0961	404,255,630	2.48	0.65	to	2.30	(1.71)	to	(3.33)
2020	35,614,567	13.4036	to	11.4783	437,174,562	3.23	0.65	to	2.30	7.47	to	5.69
2019	37,989,667	12.4721	to	10.8599	438,069,818	3.15	0.65	to	2.30	9.21	to	7.41
M82
2023	2,800,574	34.5420	to	29.3531	86,295,449	0.25	0.65	to	2.10	21.33	to	19.58
2022	3,345,247	28.4693	to	24.5474	85,822,601	0.20	0.65	to	2.10	(17.97)	to	(19.16)
2021	3,704,273	34.7048	to	30.3638	117,052,638	0.33	0.65	to	2.10	23.71	to	21.91
2020	4,502,844	28.0545	to	24.9064	116,226,746	0.53	0.65	to	2.10	15.56	to	13.88
2019	5,170,576	24.2777	to	21.8715	116,695,377	0.58	0.65	to	2.10	31.74	to	29.83
M44
2023	4,592,558	15.0642	to	14.0823	67,435,995	3.51	1.15	to	1.85	(3.22)	to	(3.91)
2022	5,338,626	15.5654	to	14.6551	81,251,500	2.39	1.15	to	1.85	(0.39)	to	(1.10)
2021	5,904,934	15.6263	to	14.8176	90,458,399	1.73	1.15	to	1.85	12.79	to	11.99
2020	6,673,296	13.8539	to	13.2311	90,840,097	2.45	1.15	to	1.85	4.69	to	3.95
2019	7,697,178	13.2329	to	12.7289	100,358,195	3.96	1.15	to	1.85	23.64	to	22.76
M40
2023	2,469,252	14.9135	to	13.2457	33,842,646	3.28	1.00	to	2.25	(3.30)	to	(4.51)
2022	2,534,433	15.4230	to	13.8713	36,436,059	2.21	1.00	to	2.25	(0.52)	to	(1.76)
2021	2,943,180	15.5040	to	14.1203	43,411,865	1.52	1.00	to	2.25	12.69	to	11.28
2020	3,459,628	13.7586	to	12.6479	45,658,259	2.17	1.00	to	2.30	4.56	to	3.20
2019	3,882,378	13.1581	to	12.2558	49,315,500	3.71	1.00	to	2.30	23.56	to	21.95
M83
2023	7,234,963	19.8300	to	24.4566	162,343,958	1.64	1.15	to	2.35	6.71	to	5.42
2022	8,108,114	18.5836	to	23.1995	170,707,884	1.38	1.15	to	2.35	(6.98)	to	(8.10)
2021	9,172,645	19.9774	to	25.2445	210,909,834	1.31	1.15	to	2.35	24.03	to	22.52
2020	10,844,086	16.1075	to	20.3494	202,986,803	1.57	1.15	to	2.50	2.29	to	0.90
2019	11,986,049	15.7464	to	20.1686	219,810,033	2.10	1.15	to	2.50	28.32	to	26.58
M08
2023	3,332,985	28.7839	to	24.4616	77,148,204	1.40	0.65	to	2.10	6.94	to	5.39
2022	3,696,576	26.9169	to	22.7393	81,030,323	1.15	0.65	to	2.30	(6.75)	to	(8.28)
2021	4,368,929	28.8656	to	24.7934	104,521,906	1.15	0.65	to	2.30	24.35	to	22.30
2020	4,948,697	23.2142	to	20.2730	98,063,325	1.34	0.65	to	2.30	2.55	to	0.85
2019	5,322,655	22.6372	to	20.1014	104,013,424	1.87	0.65	to	2.30	28.66	to	26.55
MB6
2023	3,665,833	65.2853	to	33.7068	218,816,484	1.41	1.15	to	1.85	27.07	to	26.17
2022	4,281,405	51.3783	to	26.7161	201,501,244	1.11	1.15	to	1.85	(16.96)	to	(17.55)
2021	4,871,706	35.9098	to	32.4026	277,408,439	1.09	1.15	to	1.85	28.04	to	27.14
2020	5,645,548	48.3167	to	25.4852	248,711,024	1.64	1.15	to	1.85	14.02	to	13.21
2019	6,487,980	42.3746	to	22.5117	251,155,159	1.47	1.15	to	1.85	27.70	to	26.80
MB7
2023	873,443	44.9048	to	42.4732	42,118,942	1.07	1.00	to	2.35	26.93	to	25.22
2022	1,100,128	35.3786	to	33.9191	42,091,993	0.85	1.00	to	2.35	(17.04)	to	(18.16)
2021	1,230,815	42.6452	to	41.4447	56,959,965	0.90	1.00	to	2.35	27.89	to	26.17
2020	1,522,926	33.3442	to	31.9716	55,806,272	1.39	1.00	to	2.50	13.91	to	12.20
2019	1,845,504	29.2725	to	28.4960	59,738,770	1.24	1.00	to	2.50	27.59	to	25.67
MC0
2023	1,273,633	25.6533	to	21.1999	30,074,308	3.93	1.15	to	1.85	7.87	to	7.11
2022	1,427,191	23.7811	to	19.7933	31,337,326	3.35	1.15	to	1.85	(17.31)	to	(17.90)
2021	1,634,523	28.7586	to	24.1074	43,565,677	2.89	1.15	to	1.85	(2.52)	to	(3.22)
2020	1,809,941	29.5028	to	24.9086	49,656,153	3.49	1.15	to	1.85	9.31	to	8.53
2019	1,943,211	26.9909	to	22.9516	48,982,248	3.78	1.15	to	1.85	13.35	to	12.54

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA0
2023	4,362,277	$13.7191	to	$14.1366	$79,513,159	3.77%	0.65%	to	2.30%	8.19%	to	6.41%
2022	4,606,685	12.6808	to	13.2850	78,378,677	3.04	0.65	to	2.30	(17.16)	to	(18.53)
2021	5,223,179	15.3082	to	16.3058	108,364,502	2.65	0.65	to	2.30	(2.30)	to	(3.91)
2020	5,624,668	15.6680	to	16.9686	120,564,336	3.23	0.65	to	2.30	9.62	to	7.81
2019	6,042,604	14.2930	to	15.7393	119,375,562	3.56	0.65	to	2.30	13.71	to	11.84
MC2
2023	1,739,623	65.3860	to	39.8472	87,124,693	0.54	1.15	to	1.85	21.74	to	20.88
2022	1,989,921	53.7080	to	32.9643	81,815,665	0.31	1.15	to	1.85	(18.21)	to	(18.79)
2021	2,234,340	65.6662	to	40.5924	112,778,430	0.43	1.15	to	1.85	23.89	to	23.00
2020	2,470,136	53.0054	to	33.0008	100,805,765	0.72	1.15	to	1.85	17.35	to	16.52
2019	2,842,931	45.1674	to	28.3230	99,104,962	0.80	1.15	to	1.85	31.68	to	30.74
MC1
2023	1,685,893	45.1270	to	32.9758	46,626,408	0.32	0.65	to	2.10	22.00	to	20.23
2022	1,856,132	36.9900	to	27.4262	43,673,561	0.09	0.65	to	2.10	(18.02)	to	(19.21)
2021	1,978,824	45.1206	to	33.9463	57,493,057	0.28	0.65	to	2.10	24.24	to	22.44
2020	1,537,433	36.3164	to	27.1465	45,807,307	0.49	0.65	to	2.25	17.61	to	15.73
2019	1,523,361	30.8774	to	23.4566	40,168,506	0.55	0.65	to	2.25	32.01	to	29.90
MC3
2023	343,257	29.6099	to	24.2314	9,769,188	1.44	1.00	to	1.85	9.79	to	8.86
2022	381,235	26.9692	to	22.2594	9,929,839	4.10	1.00	to	1.85	(20.52)	to	(21.20)
2021	410,914	33.9318	to	28.2467	13,519,187	0.48	1.00	to	1.85	(7.68)	to	(8.47)
2020	434,670	36.7551	to	30.8600	15,572,429	3.15	1.00	to	1.85	9.46	to	8.52
2019	504,336	33.5786	to	28.4361	16,599,951	0.66	1.00	to	1.85	19.31	to	18.30
MA1
2023	669,421	10.0673	to	13.0277	10,553,876	1.14	0.65	to	2.10	9.99	to	8.40
2022	755,540	9.1531	to	12.0183	10,840,337	3.85	0.65	to	2.10	(20.46)	to	(21.62)
2021	805,231	11.5081	to	14.8351	14,792,442	0.26	0.65	to	2.30	(7.63)	to	(9.15)
2020	792,705	12.4585	to	16.3297	15,901,793	3.07	0.65	to	2.30	9.61	to	7.80
2019	858,553	11.3658	to	15.1481	15,637,358	0.39	0.65	to	2.30	19.40	to	17.43
MC4
2023	324,296	14.9380	to	12.2776	4,884,763	—	1.00	to	1.85	1.30	to	0.44
2022	364,186	14.7458	to	12.2235	5,548,730	1.48	1.00	to	1.85	(18.06)	to	(18.76)
2021	419,083	17.9955	to	15.0453	7,790,953	2.29	1.00	to	1.85	(8.35)	to	(9.13)
2020	468,779	19.6356	to	16.5576	9,549,492	1.34	1.00	to	1.85	9.50	to	8.56
2019	488,093	17.9328	to	15.2520	9,214,260	2.47	1.00	to	1.85	5.02	to	4.12
MC5
2023	41,539	13.3301	to	11.3772	491,541	—	1.15	to	1.85	0.85	to	0.14
2022	44,808	13.2184	to	11.3613	530,405	1.24	1.15	to	1.85	(18.33)	to	(18.90)
2021	53,285	16.1852	to	14.0095	774,351	2.13	1.15	to	1.85	(8.78)	to	(9.42)
2020	52,192	17.7438	to	15.4672	838,675	1.09	1.15	to	1.85	9.08	to	8.31
2019	54,156	16.2674	to	14.2806	803,500	2.12	1.15	to	1.85	4.58	to	3.84
MC6
2023	613,110	70.7222	to	29.6179	38,522,759	0.14	1.15	to	1.85	19.61	to	18.77
2022	701,694	59.1254	to	24.9382	36,937,950	0.19	1.15	to	1.85	(20.03)	to	(20.60)
2021	771,960	73.9333	to	31.4073	51,158,158	0.08	1.15	to	1.85	17.17	to	16.34
2020	889,721	63.0979	to	26.9964	49,379,018	0.48	1.15	to	1.85	19.38	to	18.53
2019	1,046,941	52.8547	to	22.7764	48,073,037	0.56	1.15	to	1.85	34.46	to	33.50

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC7
2023	528,698	$44.4075	to	$46.4574	$8,452,379	—%	1.15%	to	2.10%	19.31%	to	18.18%
2022	432,133	37.2193	to	39.3102	6,461,882	—	1.15	to	2.10	(20.24)	to	(21.00)
2021	326,798	46.6648	to	49.7595	7,107,507	0.00	1.15	to	2.10	16.85	to	15.74
2020	81,398	39.9341	to	42.9915	2,938,940	0.27	1.15	to	2.10	19.10	to	17.97
2019	62,083	33.5290	to	36.4438	2,098,442	0.26	1.15	to	2.10	34.10	to	32.83
MC8
2023	1,530,936	41.5951	to	20.0117	66,192,576	0.94	1.15	to	1.85	17.93	to	17.09
2022	1,752,984	35.2724	to	17.0910	63,911,599	0.58	1.15	to	1.85	(18.61)	to	(19.19)
2021	1,946,201	43.3357	to	21.1484	87,548,726	0.56	1.15	to	1.85	17.16	to	16.32
2020	2,212,426	36.9895	to	18.1807	84,092,150	1.29	1.15	to	1.85	15.16	to	14.34
2019	2,503,331	32.1194	to	15.9005	82,722,075	1.05	1.15	to	1.85	30.46	to	29.53
MC9
2023	106,847	29.2332	to	32.2788	3,284,667	0.66	1.15	to	2.10	17.61	to	16.49
2022	122,168	24.8568	to	27.7093	3,218,051	0.30	1.15	to	2.10	(18.82)	to	(19.59)
2021	137,169	30.6205	to	34.4621	4,482,978	0.35	1.15	to	2.10	16.84	to	15.73
2020	155,838	26.2070	to	29.7782	4,360,418	1.12	1.15	to	2.10	14.90	to	13.80
2019	196,208	23.0220	to	26.1665	4,864,373	0.75	1.10	to	2.10	30.17	to	28.87
MD0
2023	826,983	35.6756	to	21.5239	27,273,626	0.43	1.15	to	1.85	8.38	to	7.61
2022	932,759	32.9165	to	20.0012	28,310,604	2.16	1.15	to	1.85	(8.25)	to	(8.90)
2021	1,019,553	35.8776	to	21.9564	34,024,392	0.99	1.15	to	1.85	1.62	to	0.89
2020	1,163,904	35.3064	to	21.7618	38,395,317	1.77	1.15	to	1.85	5.02	to	4.27
2019	1,307,551	33.6202	to	20.8714	41,117,262	2.76	1.15	to	1.85	13.28	to	12.47
M92
2023	22,885,875	15.7760	to	13.3975	330,579,653	0.15	0.65	to	2.10	8.64	to	7.07
2022	26,396,039	14.5214	to	12.5129	354,513,553	1.88	0.65	to	2.10	(8.04)	to	(9.37)
2021	30,686,068	15.7916	to	13.8071	452,982,266	0.77	0.65	to	2.10	1.92	to	0.44
2020	34,014,709	15.4948	to	13.7468	497,327,759	1.53	0.65	to	2.10	5.30	to	3.77
2019	36,890,746	14.7155	to	13.2480	517,149,066	2.53	0.65	to	2.10	13.56	to	11.91
M96
2023	2,548,982	19.1199	to	14.0702	46,162,424	1.50	1.15	to	1.85	2.96	to	2.23
2022	2,801,829	18.5696	to	13.7630	49,232,640	2.03	1.15	to	1.85	(13.25)	to	(13.87)
2021	3,218,442	21.4068	to	15.9794	65,090,263	2.16	1.15	to	1.85	(3.01)	to	(3.70)
2020	3,523,218	22.0701	to	16.5926	73,321,730	2.87	1.15	to	1.85	5.16	to	4.41
2019	3,639,440	20.9862	to	15.8911	72,819,390	2.99	1.15	to	1.85	5.31	to	4.56
MD2
2023	8,471,324	10.3446	to	9.7375	99,366,090	1.23	0.65	to	2.35	3.18	to	1.44
2022	8,882,201	10.0254	to	9.5996	102,071,534	1.71	0.65	to	2.35	(13.02)	to	(14.49)
2021	10,271,732	11.5256	to	11.2262	137,119,763	1.98	0.65	to	2.35	(2.78)	to	(4.43)
2020	10,355,615	11.8547	to	11.4325	143,712,003	2.58	0.65	to	2.50	5.43	to	3.47
2019	11,100,477	11.2446	to	11.0487	147,558,037	2.69	0.65	to	2.50	5.66	to	3.71
MA6
2023	1,022,975	26.4055	to	21.6644	29,462,737	5.83	1.00	to	1.85	11.29	to	10.34
2022	1,162,540	23.7271	to	19.6337	30,575,876	5.42	1.00	to	1.85	(11.41)	to	(12.16)
2021	1,368,575	26.7820	to	22.3516	40,717,957	4.83	1.00	to	1.85	2.45	to	1.58
2020	1,534,921	26.1407	to	22.0039	44,688,959	5.51	1.00	to	1.85	4.03	to	3.14
2019	1,688,655	25.1272	to	21.3330	47,736,189	5.60	1.00	to	1.85	13.66	to	12.69
MA3
2023	951,567	14.3687	to	18.4347	22,105,376	5.54	0.65	to	2.35	11.75	to	9.86
2022	1,104,954	12.8575	to	16.7797	23,244,962	5.21	0.65	to	2.35	(11.36)	to	(12.86)
2021	1,302,505	14.5051	to	19.2562	31,224,647	4.74	0.65	to	2.35	2.41	to	0.68
2020	1,396,338	14.1633	to	18.6163	32,918,703	5.29	0.65	to	2.50	4.17	to	2.24
2019	1,558,342	13.5966	to	18.2086	35,601,324	5.36	0.65	to	2.50	13.69	to	11.59

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M97
2023	803,151	$32.1886	to	$26.8979	$26,652,149	1.08%	1.00%	to	1.85%	13.58%	to	12.61%
2022	862,674	28.3410	to	23.8856	25,378,708	0.59	1.00	to	1.85	(15.80)	to	(16.52)
2021	988,295	33.6602	to	28.6121	34,546,173	0.50	1.00	to	1.85	8.18	to	7.25
2020	1,090,158	31.1162	to	26.6768	35,444,368	1.43	1.00	to	1.85	14.68	to	13.70
2019	1,237,228	27.1338	to	23.4630	35,189,191	1.19	1.00	to	1.85	26.03	to	24.95
MD5
2023	473,692	21.1442	to	17.3561	10,877,995	0.87	0.65	to	2.10	13.65	to	12.01
2022	542,622	18.6041	to	15.4950	10,968,471	0.38	0.65	to	2.10	(15.73)	to	(16.95)
2021	620,289	22.0773	to	18.6580	15,046,507	0.38	0.65	to	2.10	8.28	to	6.72
2020	719,733	20.3882	to	17.4838	16,013,520	1.26	0.65	to	2.10	14.75	to	13.08
2019	808,213	17.7677	to	15.4613	15,834,413	0.97	0.65	to	2.10	26.29	to	24.46
M98
2023	558,725	64.5177	to	37.2400	28,300,915	0.71	1.15	to	1.85	16.32	to	15.49
2022	635,660	55.4656	to	32.2439	27,693,190	0.76	1.15	to	1.85	(24.43)	to	(24.96)
2021	710,097	73.3937	to	42.9718	41,017,390	0.33	1.15	to	1.85	9.30	to	8.52
2020	795,345	67.1512	to	39.5986	42,167,610	0.99	1.15	to	1.85	19.15	to	18.30
2019	934,776	56.3598	to	33.4739	41,533,157	1.83	1.15	to	1.85	24.51	to	23.62
M93
2023	2,516,792	26.5048	to	19.9361	55,307,646	0.46	0.65	to	2.10	16.61	to	14.92
2022	2,983,030	22.7298	to	16.9342	57,027,807	0.51	0.65	to	2.25	(24.25)	to	(25.46)
2021	3,034,082	30.0052	to	22.7172	77,636,236	0.14	0.65	to	2.25	9.56	to	7.81
2020	3,403,967	27.3870	to	21.0714	80,121,412	0.77	0.65	to	2.25	19.42	to	17.51
2019	4,106,841	22.9326	to	17.9314	81,110,609	1.43	0.65	to	2.25	24.84	to	22.84
MD6
2023	6,625,157	32.1500	to	28.4381	287,612,355	0.30	1.00	to	1.85	22.77	to	21.73
2022	7,592,166	26.1867	to	23.3617	267,972,468	0.10	1.00	to	1.85	(20.06)	to	(20.74)
2021	8,513,738	32.7594	to	29.4761	376,376,169	0.24	1.00	to	1.85	24.72	to	23.65
2020	9,721,767	26.2674	to	23.8377	345,687,434	0.45	1.00	to	1.85	21.30	to	20.26
2019	11,233,612	21.6551	to	19.8213	330,355,652	0.58	1.00	to	1.85	38.56	to	37.38
MB3
2023	611,889	45.9975	to	46.2573	28,183,013	0.05	1.00	to	2.30	22.47	to	20.89
2022	718,799	37.5571	to	38.2650	27,187,541	0.00	1.00	to	2.30	(20.25)	to	(21.29)
2021	812,853	47.0938	to	49.0183	39,021,196	0.03	1.00	to	2.30	24.40	to	22.79
2020	923,299	37.8558	to	39.9217	35,764,443	0.22	1.00	to	2.30	20.98	to	19.40
2019	1,119,963	31.2923	to	33.1589	36,267,396	0.34	1.00	to	2.30	38.19	to	36.39
MD8
2023	3,138,036	12.0748	to	8.9912	35,036,554	4.51	1.15	to	1.85	3.41	to	2.67
2022	3,236,722	11.6772	to	8.7573	35,123,376	1.15	1.15	to	1.85	0.02	to	(0.69)
2021	3,357,118	11.6743	to	8.8178	36,673,308	—	1.15	to	1.85	(1.14)	to	(1.84)
2020	3,207,388	11.8087	to	8.9832	35,684,810	0.22	1.15	to	1.85	(0.92)	to	(1.63)
2019	3,364,994	11.9190	to	9.1323	37,977,970	1.63	1.15	to	1.85	0.48	to	(0.24)
MD9
2023	11,052,713	10.1815	to	7.6926	98,640,501	4.50	0.65	to	2.35	3.92	to	2.16
2022	10,721,778	9.7979	to	7.5301	92,910,455	1.15	0.65	to	2.35	0.52	to	(1.18)
2021	11,382,495	9.7474	to	7.6203	98,542,144	—	0.65	to	2.35	(0.65)	to	(2.34)
2020	12,145,036	9.8111	to	7.5942	106,966,888	0.22	0.65	to	2.50	(0.43)	to	(2.28)
2019	12,065,194	9.8538	to	7.7712	107,716,092	1.63	0.65	to	2.50	0.98	to	(0.89)
ME2
2023	619,159	36.2195	to	18.3870	14,882,370	1.06	1.15	to	1.85	11.73	to	10.94
2022	697,045	32.4165	to	16.5741	14,958,282	1.84	1.15	to	1.85	(18.52)	to	(19.10)
2021	752,499	39.7827	to	20.4860	19,973,577	0.82	1.15	to	1.85	10.30	to	9.52
2020	845,774	36.0675	to	18.7059	20,437,101	2.08	1.15	to	1.85	11.66	to	10.86
2019	932,101	32.3022	to	16.8736	20,256,254	1.46	1.15	to	1.85	26.59	to	25.69
ME3
2023	988,881	17.2663	to	25.8765	27,100,129	0.79	0.65	to	2.10	12.10	to	10.48
2022	1,114,982	15.4029	to	22.7038	27,586,246	1.62	0.65	to	2.25	(18.33)	to	(19.64)
2021	1,189,934	18.8608	to	28.2516	36,414,019	0.67	0.65	to	2.25	10.54	to	8.78
2020	1,298,599	17.0617	to	24.6473	36,422,484	1.84	0.65	to	2.30	11.98	to	10.13
2019	1,520,079	15.2365	to	22.3803	38,549,046	1.19	0.65	to	2.30	26.84	to	24.75

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA5
2023	845,645	22.7288	to	18.9234	17,890,355	3.62	1.15	to	1.85	6.37	to	5.62
2022	923,220	21.3675	to	17.9172	18,417,414	3.43	1.15	to	1.85	(14.69)	to	(15.29)
2021	990,712	24.1423	to	21.1523	23,061,684	3.03	1.15	to	1.85	(0.69)	to	(1.38)
2020	1,185,994	25.2170	to	21.4491	27,848,458	3.61	1.15	to	1.85	8.10	to	7.33
2019	1,166,830	23.3272	to	19.9843	25,413,532	3.51	1.15	to	1.85	10.33	to	9.55
MA7
2023	123,372	20.3829	to	16.2130	2,268,283	3.44	1.15	to	2.10	6.13	to	5.13
2022	136,029	19.2048	to	15.4223	2,370,712	2.91	1.15	to	2.10	(14.84)	to	(15.64)
2021	173,444	22.5501	to	18.2825	3,559,201	2.88	1.15	to	2.10	(1.05)	to	(1.99)
2020	176,159	22.7896	to	18.6542	3,668,590	3.37	1.15	to	2.10	7.86	to	6.83
2019	208,505	21.1297	to	17.4621	4,050,311	3.24	1.15	to	2.10	10.01	to	8.97
ME4
2023	634,362	31.6339	to	25.0500	17,833,104	—	1.15	to	1.85	52.47	to	51.40
2022	675,242	20.7478	to	16.5451	12,500,200	—	1.15	to	1.85	(36.44)	to	(36.88)
2021	754,745	32.6409	to	26.2130	22,058,504	—	1.15	to	1.85	12.38	to	11.59
2020	880,180	29.0458	to	23.4907	22,945,612	—	1.15	to	1.85	45.15	to	44.13
2019	998,683	20.0112	to	16.2986	17,984,787	—	1.15	to	1.85	34.59	to	33.65
MA2
2023	902,749	62.1082	to	56.5633	13,374,917	—	1.15	to	2.05	52.06	to	50.69
2022	898,229	40.8450	to	37.5351	9,348,832	—	1.15	to	2.05	(36.59)	to	(37.16)
2021	610,914	64.4137	to	59.7321	11,344,654	—	1.15	to	2.05	12.13	to	11.11
2020	109,909	57.4480	to	53.7571	3,033,373	—	1.15	to	2.05	44.72	to	43.42
2019	49,526	39.6947	to	37.4828	1,658,655	—	1.15	to	2.05	34.32	to	33.11
MF3
2023	1,766,555	35.0615	to	24.6357	41,895,755	0.54	0.65	to	2.15	17.90	to	16.14
2022	1,888,446	29.7383	to	20.8763	40,046,875	0.50	0.65	to	2.25	(19.09)	to	(20.38)
2021	1,930,410	36.7555	to	26.0230	53,130,086	0.68	0.65	to	2.30	28.33	to	26.22
2020	2,223,974	28.6404	to	20.6169	49,915,126	0.63	0.65	to	2.30	1.48	to	(0.20)
2019	2,340,999	28.2240	to	20.6585	52,379,843	0.47	0.65	to	2.30	25.54	to	23.47
MF5
2023	14,409,576	17.1096	to	17.1336	263,486,237	2.65	0.65	to	2.10	9.32	to	7.74
2022	16,605,806	15.6511	to	15.9020	280,993,453	2.01	0.65	to	2.10	(16.08)	to	(17.29)
2021	18,283,238	18.6494	to	19.2268	373,266,922	1.99	0.65	to	2.10	6.01	to	4.47
2020	20,582,839	17.5922	to	18.4038	401,376,214	2.34	0.65	to	2.10	11.33	to	9.71
2019	22,941,913	15.8017	to	16.7750	405,951,754	2.34	0.65	to	2.10	15.72	to	14.04
MF6
2023	33,782	35.8821	to	32.1481	1,123,601	0.86	1.35	to	2.10	9.96	to	9.13
2022	36,203	32.6320	to	28.2706	1,096,975	1.57	1.35	to	2.30	(27.92)	to	(28.61)
2021	38,728	45.2722	to	39.5985	1,634,908	1.44	1.35	to	2.30	28.37	to	27.15
2020	48,032	35.2659	to	31.1426	1,580,465	4.72	1.35	to	2.30	0.11	to	(0.84)
2019	52,821	35.2256	to	31.4072	1,744,187	3.63	1.35	to	2.30	25.17	to	23.97
MF7
2023	1,750,353	21.2426	to	19.5625	36,900,502	0.46	0.65	to	2.35	10.48	to	8.61
2022	1,868,567	19.2270	to	18.0110	36,555,087	1.13	0.65	to	2.35	(27.61)	to	(28.84)
2021	1,789,011	26.5597	to	25.3095	49,854,935	1.04	0.65	to	2.35	29.03	to	26.84
2020	2,144,042	20.5844	to	19.9538	47,747,308	3.86	0.65	to	2.35	0.49	to	(1.22)
2019	2,253,830	20.4845	to	20.2009	50,523,551	2.83	0.65	to	2.35	25.85	to	23.72
MF9
2023	8,393,104	25.8401	to	27.6297	243,778,449	2.28	0.65	to	2.30	14.28	to	12.41
2022	9,280,676	22.6108	to	24.5803	240,252,292	1.37	0.65	to	2.30	(19.03)	to	(20.36)
2021	9,936,732	27.9242	to	30.8644	325,550,305	1.44	0.65	to	2.30	14.79	to	12.90
2020	11,100,750	24.3257	to	27.3370	328,149,552	1.81	0.65	to	2.30	14.71	to	12.81
2019	12,493,257	21.2067	to	24.2321	325,781,690	1.98	0.65	to	2.30	25.84	to	23.77

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG1
2023	7,203,737	$10.3544	to	$9.8901	$76,838,892	2.80%	0.65%	to	2.10%	1.79%	to	0.32%
2022	7,885,165	10.1721	to	9.6478	83,417,203	4.02	0.65	to	2.25	(22.17)	to	(23.41)
2021	8,152,240	13.0694	to	12.5122	111,770,527	0.82	0.65	to	2.30	0.66	to	(1.00)
2020	8,522,169	12.9838	to	12.6385	117,256,139	0.20	0.65	to	2.30	12.47	to	10.62
2019	9,471,698	11.5440	to	11.4256	116,989,865	1.39	0.65	to	2.30	7.35	to	5.58
MF2
2023	12,577,002	10.9422	to	9.2469	128,755,563	1.59	1.30	to	2.35	4.71	to	3.61
2022	13,847,268	10.4502	to	8.9247	135,946,565	1.89	1.30	to	2.35	(5.38)	to	(6.37)
2021	16,971,070	11.0439	to	9.5319	176,852,160	2.27	1.30	to	2.35	(1.14)	to	(2.18)
2020	17,098,090	11.1715	to	9.5550	180,924,192	3.07	1.30	to	2.50	2.98	to	1.74
2019	18,692,242	10.8479	to	9.3915	192,914,646	2.64	1.30	to	2.50	3.82	to	2.57
MG2
2023	7,498,815	10.8440	to	9.2487	74,710,401	1.30	0.65	to	2.10	5.08	to	3.57
2022	8,519,988	10.3193	to	8.9303	81,565,582	1.61	0.65	to	2.10	(4.86)	to	(6.24)
2021	9,896,928	10.8464	to	9.5241	100,588,147	2.01	0.65	to	2.10	(0.84)	to	(2.27)
2020	10,230,519	10.9379	to	9.7457	105,961,857	2.87	0.65	to	2.10	3.47	to	1.97
2019	10,825,862	10.5709	to	9.5576	109,445,390	2.39	0.65	to	2.10	4.21	to	2.70
MG3
2023	571,568	33.6074	to	29.3239	17,860,289	1.76	1.30	to	2.15	11.27	to	10.32
2022	638,484	30.2038	to	26.1865	18,017,985	0.97	1.30	to	2.25	(9.97)	to	(10.82)
2021	758,430	33.5473	to	29.3644	23,879,329	0.79	1.30	to	2.25	29.29	to	28.06
2020	938,041	25.9474	to	22.9302	22,965,486	1.23	1.30	to	2.25	2.52	to	1.54
2019	1,024,055	25.3101	to	22.4470	24,538,343	1.27	1.30	to	2.30	29.42	to	28.12
MG4
2023	623,872	36.5978	to	28.3863	16,316,464	1.48	0.65	to	2.10	11.66	to	10.04
2022	698,813	32.7766	to	25.7952	17,035,863	0.80	0.65	to	2.10	(9.59)	to	(10.90)
2021	728,565	36.2553	to	28.9520	21,209,255	0.69	0.65	to	2.10	29.76	to	27.88
2020	863,349	27.9411	to	22.6405	20,796,934	1.01	0.65	to	2.10	3.00	to	1.50
2019	902,847	27.1282	to	22.3061	21,333,453	0.97	0.65	to	2.10	29.86	to	27.98
MG6
2023	37,477,004	21.4717	to	22.8201	906,787,340	2.43	0.65	to	2.10	11.92	to	10.30
2022	42,060,194	19.1857	to	20.6895	921,771,209	1.73	0.65	to	2.10	(17.45)	to	(18.65)
2021	46,425,382	23.2422	to	25.4322	1,251,694,528	1.74	0.65	to	2.10	10.53	to	8.93
2020	53,265,460	21.0271	to	23.3467	1,317,510,683	2.09	0.65	to	2.10	13.34	to	11.69
2019	59,093,135	18.5528	to	20.9032	1,302,584,592	2.21	0.65	to	2.10	21.11	to	19.35
MG7
2023	471,520	35.3477	to	36.5053	9,464,462	0.91	0.65	to	2.10	10.50	to	8.91
2022	448,586	31.9881	to	33.5202	8,752,627	0.42	0.65	to	2.10	(11.81)	to	(13.08)
2021	359,058	36.2709	to	38.5663	9,845,653	0.67	0.65	to	2.10	33.00	to	31.08
2020	238,186	27.2704	to	29.4223	7,202,052	0.78	0.65	to	2.10	3.05	to	1.56
2019	251,133	26.4623	to	28.9714	7,626,096	0.53	0.65	to	2.10	32.56	to	30.64
V46[9]
2022	19,282	8.4689			163,290	2.69	1.20			(15.60)
2021	8,447	10.0347			84,761	—	1.20			0.31
V45[10]
2022	183,964	9.1765	to	12.6796	2,032,820	0.61	1.20			(18.55)
2021	132,080	11.2667	to	15.5677	1,961,048	0.81	1.20			12.64
2020	5,499	12.9495			71,215	0.96	1.20			11.85
U43
2023	146,362	9.8949	to	12.0719	1,502,910	0.26	1.20			3.03
2022	123,913	9.6043	to	11.7174	1,236,494	2.88	1.20			(9.41)
2021	40,230	10.6023	to	12.9349	482,399	2.61	1.20			4.42
2020	223	11.4834			2,563	—	1.20			(2.62)
U41
2023	258,575	9.3523	to	11.6927	2,490,888	1.58	1.20			12.58
2022	205,093	8.3069	to	10.3857	1,767,484	—	1.20			(18.06)
2021	78,952	10.1375	to	12.6744	887,878	1.45	1.20			1.07
2020	6,583	11.8534			78,025	—	1.20			9.52
V44
2023	2,237,645	43.1637	to	36.0562	24,585,970	—	0.65	to	2.10	47.36	to	45.23
2022	2,071,210	29.2918	to	24.8266	17,415,111	—	0.65	to	2.10	(60.42)	to	(61.00)
2021	962,417	74.0105	to	63.6535	27,952,666	—	0.65	to	2.10	(0.80)	to	(2.24)
2020	316,106	74.6058	to	63.8935	17,695,239	—	0.65	to	2.30	115.35	to	111.80
2019	353,950	34.6435	to	30.6790	11,234,842	—	0.65	to	2.10	30.61	to	28.72

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V43
2023	144,005	$33.0434	to	$29.3001	$4,527,314	—%	1.35%	to	2.10%	42.20%	to	41.13%
2022	197,026	23.2378	to	20.7610	4,367,895	—	1.35	to	2.10	(63.47)	to	(63.74)
2021	124,972	63.6083	to	57.2608	7,596,199	—	1.35	to	2.10	(12.39)	to	(13.05)
2020	123,333	67.7439	to	65.8571	8,607,368	—	0.65	to	2.10	150.41	to	146.78
2019	278,593	27.0537	to	26.6870	7,856,010	—	0.65	to	2.10	39.06	to	37.04
O19
2023	252,325	40.2721	to	43.4105	12,107,824	—	1.30	to	2.25	33.28	to	32.02
2022	301,913	30.2154	to	29.4143	10,929,734	—	1.30	to	2.30	(31.86)	to	(32.54)
2021	315,397	44.3413	to	43.6026	16,770,766	—	1.30	to	2.30	20.70	to	19.49
2020	346,272	36.7382	to	36.4919	15,307,924	—	1.30	to	2.30	34.47	to	33.12
2019	420,729	27.3210	to	27.4130	13,908,076	—	1.30	to	2.30	34.08	to	32.74
O23
2023	1,003,083	9.4789	to	11.6008	11,181,876	1.68	1.20	to	2.10	10.97	to	9.97
2022	880,257	8.5421	to	10.5493	9,204,534	0.96	1.20	to	2.10	(18.01)	to	(18.75)
2021	1,020,006	10.4185	to	12.9839	13,814,920	1.30	1.20	to	2.10	3.51	to	7.99
2020	975,012	13.3581	to	12.0227	12,497,860	1.88	1.35	to	2.10	13.04	to	12.19
2019	967,190	11.8170	to	10.7166	11,010,608	2.02	1.35	to	2.10	15.64	to	14.77
O20
2023	257,480	30.2956	to	34.4563	9,689,522	—	0.65	to	2.10	33.58	to	31.65
2022	324,761	22.6804	to	25.4230	9,242,357	—	0.65	to	2.25	(32.38)	to	(33.46)
2021	329,635	33.5401	to	38.2062	14,019,771	0.00	0.65	to	2.25	14.42	to	12.60
2020	402,248	29.3124	to	33.9323	15,120,338	0.42	0.65	to	2.25	26.51	to	24.48
2019	518,280	23.1704	to	27.2588	15,548,955	0.62	0.65	to	2.25	30.60	to	28.51
O21
2023	2,426,931	10.7317	to	35.2617	103,061,193	0.47	1.20	to	2.35	21.36	to	19.97
2022	2,977,043	8.8426	to	29.3920	104,815,069	1.09	1.20	to	2.35	(21.26)	to	(22.17)
2021	3,132,141	11.2304	to	37.7636	141,108,534	0.48	1.20	to	2.35	10.65	to	24.26
2020	4,000,444	32.2906	to	29.5789	144,017,824	1.13	1.30	to	2.50	12.22	to	10.86
2019	4,719,995	28.7756	to	26.6808	152,120,634	0.82	1.30	to	2.50	30.03	to	28.47
O04
2023	66,782	62.8580	to	51.7735	3,831,109	0.93	1.35	to	2.10	16.24	to	15.37
2022	73,501	54.0772	to	44.8780	3,647,529	0.25	1.35	to	2.10	(17.17)	to	(17.79)
2021	87,399	65.2883	to	54.6709	5,247,251	0.18	1.35	to	2.25	20.62	to	19.53
2020	95,060	54.1286	to	45.7385	4,751,864	0.36	1.35	to	2.25	18.02	to	16.95
2019	112,700	45.8637	to	39.1083	4,793,286	0.00	1.35	to	2.25	24.44	to	23.31
PH2
2023	10,360	20.9661	to	19.5815	210,247	2.71	1.35	to	1.90	21.19	to	20.53
2022	12,294	17.2999	to	16.2468	206,479	1.02	1.35	to	1.90	(19.88)	to	(20.32)
2021	17,517	21.5920	to	20.3902	367,935	0.07	1.35	to	1.90	17.73	to	17.08
2020	22,083	18.3408	to	17.4161	396,045	1.10	1.35	to	1.90	11.51	to	10.89
2019	23,358	16.4478	to	15.9711	376,666	1.47	1.35	to	1.70	25.81	to	25.36
P08
2023	787,454	18.3316	to	15.9656	13,593,340	2.97	1.35	to	2.10	6.69	to	5.89
2022	836,959	17.1822	to	15.0777	13,593,699	7.73	1.35	to	2.10	(13.03)	to	(13.68)
2021	915,599	19.7564	to	17.4679	17,128,845	11.10	1.35	to	2.10	14.67	to	13.81
2020	1,018,738	17.2291	to	15.3489	16,682,026	5.01	1.35	to	2.10	6.55	to	5.75
2019	1,102,174	16.1693	to	14.2034	16,987,769	2.93	1.35	to	2.25	10.39	to	9.39

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PC0
2023	743,945	$15.6550	to	$13.0770	$10,389,109	2.84%	0.65%	to	2.10%	7.32%	to	5.77%
2022	828,956	14.5875	to	12.3640	10,880,450	7.52	0.65	to	2.10	(12.44)	to	(13.71)
2021	938,639	16.6600	to	14.3281	14,197,943	10.95	0.65	to	2.10	15.29	to	13.62
2020	1,034,110	14.4508	to	12.6108	13,695,289	4.82	0.65	to	2.10	7.21	to	5.65
2019	1,187,243	13.4796	to	11.9366	14,802,101	2.77	0.65	to	2.10	11.02	to	9.41
P70
2023	262,378	6.9103	to	5.8083	2,931,834	15.60	0.65	to	2.05	(8.53)	to	(9.81)
2022	256,095	7.5546	to	6.4398	3,141,519	19.41	0.65	to	2.05	7.96	to	6.45
2021	158,073	6.9976	to	6.0494	1,725,004	4.99	0.65	to	2.05	32.25	to	30.40
2020	51,525	5.2914	to	4.6392	257,269	6.31	0.65	to	2.05	0.57	to	(0.84)
2019	52,264	5.2614	to	4.6785	255,626	4.19	0.65	to	2.05	10.63	to	9.08
P10
2023	2,297,572	7.7236	to	6.0847	15,920,985	15.98	0.65	to	2.35	(8.45)	to	(10.00)
2022	2,253,941	8.4366	to	6.7609	17,225,356	22.78	0.65	to	2.35	7.91	to	6.08
2021	3,074,661	7.8181	to	6.3731	21,953,980	4.17	0.65	to	2.35	32.48	to	30.23
2020	4,052,034	5.9015	to	4.8938	22,070,683	6.44	0.65	to	2.35	0.69	to	(1.02)
2019	4,210,677	5.8610	to	4.9443	23,012,902	4.48	0.65	to	2.35	10.71	to	8.83
PK8
2023	167,233	13.6296	to	25.7774	4,854,260	5.72	0.65	to	2.15	10.42	to	8.77
2022	189,974	12.3430	to	23.6990	5,057,872	4.81	0.65	to	2.15	(16.28)	to	(17.53)
2021	206,159	14.7431	to	28.9308	6,635,426	4.48	0.65	to	2.30	(3.21)	to	(4.80)
2020	230,453	15.2317	to	30.3907	7,446,911	4.59	0.65	to	2.30	6.01	to	4.26
2019	254,755	14.3682	to	29.1500	7,902,801	4.42	0.65	to	2.30	14.05	to	12.17
P20
2023	8,311	12.2194	to	11.2012	98,806	5.62	1.35	to	2.05	9.54	to	8.77
2022	9,279	11.1550	to	10.2977	100,993	4.69	1.35	to	2.05	(16.95)	to	(17.54)
2021	10,708	13.4322	to	12.4875	140,557	4.39	1.35	to	2.05	(3.98)	to	(4.66)
2020	11,525	13.9894	to	13.0974	158,253	4.49	1.35	to	2.05	5.16	to	4.42
2019	16,181	13.3032	to	12.4903	211,235	4.37	1.35	to	2.10	13.14	to	12.29
PM5
2023	65,946	9.3896	to	10.1831	632,828	2.49	1.20			7.61
2022	61,958	8.7253	to	9.4626	553,336	1.43	1.20			(11.31)	to	(11.32)
2021	37,003	9.8380	to	10.6706	380,471	1.27	1.20			(1.43)
2020	3,644	11.0266			40,181	0.89	1.20			4.19
PD6
2023	16,888,794	15.2009	to	14.3232	260,313,586	2.10	0.65	to	2.10	12.12	to	10.50
2022	19,601,933	13.5579	to	12.9624	271,964,020	1.87	0.65	to	2.10	(18.93)	to	(20.10)
2021	21,546,040	16.7229	to	16.2233	372,217,687	2.35	0.65	to	2.10	11.87	to	10.25
2020	24,779,720	14.9483	to	14.7149	386,372,660	7.93	0.65	to	2.10	15.95	to	14.27
2019	28,128,118	12.8916	to	12.6752	381,865,764	2.05	0.65	to	2.25	16.20	to	14.35
P06
2023	1,316,280	14.9757	to	14.6493	21,362,415	3.00	1.30	to	2.15	2.33	to	1.46
2022	1,419,494	14.6347	to	14.4388	22,606,292	7.00	1.30	to	2.15	(13.05)	to	(13.79)
2021	1,646,744	16.8312	to	16.3661	30,313,919	4.95	1.30	to	2.30	4.24	to	3.19
2020	1,749,011	16.1467	to	15.8597	30,989,220	1.39	1.30	to	2.30	10.27	to	9.16
2019	2,006,490	14.6435	to	14.5293	32,390,144	1.66	1.30	to	2.30	7.04	to	5.97
P07
2023	5,729,822	15.6421	to	12.8296	90,236,711	3.58	1.30	to	2.35	4.57	to	3.47
2022	6,203,056	14.9587	to	12.3992	93,749,466	2.60	1.30	to	2.35	(15.42)	to	(16.31)
2021	6,941,460	17.6854	to	14.8149	124,464,099	1.82	1.30	to	2.35	(2.55)	to	(3.57)
2020	6,995,070	18.1477	to	15.3639	129,212,572	2.13	1.30	to	2.35	7.25	to	6.12
2019	7,707,882	16.9212	to	14.4783	133,331,271	3.01	1.30	to	2.35	6.97	to	5.84
P68
2023	572,065	8.8547	to	9.9646	5,543,828	3.46	1.20			4.57
2022	520,044	8.4677	to	9.5291	4,839,107	2.52	1.20			(15.40)	to	(15.42)
2021	480,584	10.0092	to	11.2659	5,368,911	1.74	1.20			0.07
2020	79,749	11.5602			921,917	1.80	1.20			7.25
2019	1,895	10.7788			20,424	2.82	1.20			6.97

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PI3[11]
2022	1,081,569	$10.3529	to	$8.7749	$10,054,932	1.46%	0.65%	to	2.10%	(0.29%)	to	(1.73%)
2021	1,232,025	10.3833	to	8.9294	11,591,889	—	0.65	to	2.10	0.10	to	(1.35)
2020	1,356,775	10.3730	to	9.0518	12,867,174	—	0.65	to	2.10	(7.98)	to	(9.32)
2019	1,404,143	11.2727	to	9.9824	14,604,913	—	0.65	to	2.10	5.23	to	3.70
P72
2023	767,434	41.6904	to	34.8263	19,639,513	1.98	0.65	to	2.10	14.92	to	13.26
2022	727,079	36.2787	to	30.7499	17,485,344	1.40	0.65	to	2.10	(3.76)	to	(5.15)
2021	615,378	37.6956	to	32.4199	17,298,993	1.14	0.65	to	2.10	26.48	to	24.65
2020	536,802	29.8044	to	25.6448	14,403,371	1.79	0.65	to	2.25	5.11	to	3.43
2019	532,161	28.3544	to	24.7945	13,842,390	2.04	0.65	to	2.25	29.56	to	27.49
P88
2023	811,323	10.5262	to	14.1340	8,934,558	1.07	1.20			18.47
2022	534,278	8.8850	to	11.9303	5,071,557	0.82	1.20			(17.00)
2021	305,037	10.7046	to	14.3736	3,712,125	0.25	1.20			6.79
2020	9,019	12.7661			115,140	—	1.20			14.02
P93
2023	243,622	10.2454	to	9.5971	2,523,436	5.59	1.20			3.45
2022	164,395	8.8259	to	10.7094	1,478,832	0.96	1.20			(17.03)
2021	59,608	10.6377	to	12.9077	670,641	0.10	1.20			6.20
2020	1,580	11.4648			18,109	—	1.20			10.96
P89
2023	174,133	11.6425	to	15.8479	2,307,338	0.27	1.20			7.83
2022	138,476	10.7970	to	14.6687	1,746,813	0.39	1.20			(5.81)
2021	111,686	11.4632	to	15.5737	1,621,461	0.35	1.20			12.94
2020	4,642	13.2012			61,286	—	1.20			14.88
P95
2023	101,777	8.5604	to	9.5971	959,082	5.60	1.20			3.45
2022	94,202	8.2753	to	9.2775	860,787	4.00	1.20			(14.84)
2021	57,894	9.7174	to	10.8942	624,365	0.24	1.20			(3.15)
2020	3,119	11.5561			36,049	1.50	1.20			4.46
2019	664	11.0626			7,351	—	1.20			10.55
P79
2023	262,569	11.5663	to	17.1525	4,116,156	0.79	1.20			27.32
2022	257,212	9.0843	to	13.4717	3,252,094	0.56	1.20			(18.27)
2021	256,343	11.1152	to	16.4833	4,132,899	0.03	1.20			10.74
2020	8,993	13.4393			120,857	0.26	1.20			18.48
2019	1,490	11.3433			16,907	—	1.20			31.64
P80
2023	126,822	8.2261			1,043,174	—	1.20			26.99
2022	71,913	6.4778			465,819	—	1.20			(34.82)
2021	19,273	9.9379			191,531	—	1.20			(0.71)
P81
2023	87,859	10.4634			919,260	0.43	1.20			24.60
2022	44,989	8.3975			377,781	0.35	1.20			(23.83)
2021	4,875	11.0249			53,742	—	1.20			9.88
TBD
2023	773,336	9.6899			7,493,179	—	1.20			47.18
2022	603,296	6.5836			3,971,751	—	1.20			(39.40)
2021	171,516	10.8635			1,863,259	—	1.20			8.64
TBE
2023	269,864	10.9494			2,954,684	1.96	1.20			8.01
2022	191,475	10.1376			1,941,028	1.84	1.20			(4.74)
2021	85,280	10.6417			907,528	1.42	1.20			4.40
TBF
2023	528,352	9.5698			5,055,843	—	1.20			1.46
2022	333,878	9.4322			3,149,092	—	1.20			(13.73)
2021	85,722	10.9334			937,239	—	1.20			7.00
TP1
2023	271,764	10.1331			2,753,666	1.01	1.20			15.70
2022	138,023	8.7580			1,208,757	1.05	1.20			(17.14)
2021	71,024	10.5695			750,691	0.75	1.20			4.95

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
TP2
2023	194,035	$9.9054			$1,921,881	1.67%	1.20%			9.84%
2022	113,437	9.0179			1,022,932	2.04	1.20			(12.47)
2021	3,065	10.3023			31,580	1.19	1.20			2.52
TP3
2023	299,702	9.8800			2,960,865	1.95	1.20			7.66
2022	225,202	9.1766			2,066,529	2.26	1.20			(10.20)
2021	18,471	10.2191			188,757	0.31	1.20			1.79
TP4
2023	144,892	10.1015			1,463,542	1.35	1.20			14.43
2022	74,637	8.8275			658,837	1.88	1.20			(15.97)
2021	1,590	10.5052			16,703	0.81	1.20			4.42
TP5
2023	1,049,195	9.9961			10,487,258	1.56	1.20			11.86
2022	814,450	8.9364			7,278,040	1.71	1.20			(14.11)
2021	32,024	10.4045			333,188	0.99	1.20			3.50
W41[12]
2022	7,761	24.7794	to	21.8395	181,480	—	1.35	to	2.05	(35.71)	to	(36.16)
2021	6,692	38.5426	to	34.2101	244,231	—	1.35	to	2.05	4.41	to	3.67
2020	6,809	36.9161	to	32.9983	238,777	0.79	1.35	to	2.05	24.94	to	24.06
2019	9,137	29.5462	to	26.5978	257,366	0.07	1.35	to	2.05	27.56	to	26.66
W42
2023	6,869	32.4571	to	28.4064	209,908	—	1.35	to	2.05	20.10	to	19.26
2022	1,416	25.6017	to	23.8187	35,843	—	1.65	to	2.05	(34.56)	to	(34.82)
2021	1,213	39.1209	to	36.5427	46,909	0.76	1.65	to	2.05	7.11	to	6.68
2020	1,151	36.5248	to	34.2551	41,589	—	1.65	to	2.05	22.18	to	21.69
2019	1,276	29.8943	to	28.1496	37,721	0.26	1.65	to	2.05	28.95	to	28.43
W50
2023	120,713	8.6220	to	9.8989	1,140,226	3.70	1.20			5.16	to	516.00
2022	109,560	8.1986	to	9.4128	983,827	1.71	1.20			(18.27)	to	(18.27)
2021	111,062	10.0313	to	11.5168	1,247,206	3.44	1.20			0.08
2020	32,781	11.9179			390,678	4.20	1.20			7.74

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Rational Trend Aggregation VA Fund Sub-Account (H24) merged into Sub-Account MD9 on July 30, 2021.

[6]	Rational Insider Buying VA Fund Sub-Account (H32) merged into Sub-Account MD9 on November 30, 2021.

[7]	JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account (JF1) merged into Sub-Account MD9 on April 25, 2023.

[8]	JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account (JF0) merged into Sub-Account MD9 on April 25, 2023.

[9]	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account (V46) merged into Sub-Account MD9 on July 25, 2023.

[10]	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account (V45) liquidated on September 18, 2023.

[11]	Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) merged into Sub-Account MD9 on April 21, 2023.

[12]	Wanger Select Fund Sub-Account (W41) merged into Sub-Account W42 on April 21, 2023.

Delaware Life Variable Account F – All-Star

Financial Statements as of and for the Year Ended December 31, 2023 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F – ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2023

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Financial Statements

Statement of Assets and Liabilities	3-4

Statements of Operations	5-14

Statements of Changes in Net Assets	15-29

Notes to the Financial Statements	30-42

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F – All-Star:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life Variable Account F – All-Star (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) (1)(2)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75) (1)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68) (1)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)

Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Wanger International Sub-Account (W39) (1)

Wanger Select Fund Sub-Account (W41) (3)

Wanger Acorn Sub-Account (W42) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class B).
(3)	Statements of operations and changes in net assets for the period January 1, 2023 to April 21, 2023 and statement of changes in net assets for the year ended December 31, 2022.

DELAWARE LIFE VARIABLE ACCOUNT F – ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	1,407	$34,914	$43,689	$—	$43,689	$5	$43,684
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)¹	27,558	759,082	793,123	—	793,123	78	793,045
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2)	1,471	28,158	25,494	—	25,494	3	25,491
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	12,553	208,068	475,776	—	475,776	46	475,730
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	1,239,974	1,239,974	1,239,974	167	1,240,141	115	1,240,026
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	52,467	378,443	330,539	—	330,539	33	330,506
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	10,256	112,852	369,438	—	369,438	34	369,404
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	5,504	90,560	202,782	—	202,782	19	202,763
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	7,763	83,462	303,833	—	303,833	26	303,807
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	119,173	500,738	434,982	—	434,982	44	434,938
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	17,442	178,840	155,754	—	155,754	14	155,740
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	34,845	349,893	310,472	—	310,472	30	310,442
Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)	6,130	130,594	146,576	—	146,576	16	146,560
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	30,993	385,698	441,339	—	441,339	44	441,295
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	17,026	133,743	107,432	—	107,432	11	107,421
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	13,704	228,918	210,089	—	210,089	20	210,069
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	2,840	164,192	151,120	—	151,120	17	151,103
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	73	2,620	2,438	—	2,438	—	2,438
MFS VIT I Growth Series Service Class Sub-Account (M80)	12,599	651,138	701,515	—	701,515	68	701,447
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	2,323	67,504	81,952	—	81,952	9	81,943
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	9,024	195,073	199,433	—	199,433	22	199,411
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	630	8,414	6,364	—	6,364	1	6,363
MFS VIT I Value Series Initial Class Sub-Account (M83)	14,921	293,797	317,366	—	317,366	32	317,334
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	12,713	101,594	124,965	—	124,965	13	124,952
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	24,477	320,460	283,195	—	283,195	26	283,169
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	96,115	992,328	882,339	—	882,339	87	882,252
Wanger International Sub-Account (W39)	1,045	25,265	21,295	—	21,295	2	21,293
Wanger Select Fund Sub-Account (W41)²	—	—	—	—	—	—	—
Wanger Acorn Sub-Account (W42)	85,842	1,246,017	1,144,273	—	1,144,273	112	1,144,161

[1]	This Sub-Account had a name change in 2023. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.
[2]	This Sub-Account was closed in 2023 due to merger. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Net Assets
A70	1,465	$43,684	$43,684
A71	23,231	793,045	793,045
AM2	977	25,491	25,491
C49	22,554	475,730	475,730
C75	135,248	1,240,026	1,240,026
C76	26,687	330,506	330,506
C60	9,533	369,404	369,404
C66	8,249	202,763	202,763
C68	8,896	303,807	303,807
C73	20,870	434,938	434,938
C69	16,315	155,740	155,740
C70	33,994	310,442	310,442
F97	5,359	146,560	146,560
T20	20,240	441,295	441,295
F51	3,062	107,421	107,421
F54	7,576	210,069	210,069
V52	4,772	151,103	151,103
AC1	94	2,438	2,438
M80	11,279	701,447	701,447
M10	2,397	81,943	81,943
MB3	8,287	199,411	199,411
M42	131	6,363	6,363
M83	12,260	317,334	317,334
MG3	4,078	124,952	124,952
P06	18,673	283,169	283,169
P07	60,838	882,252	882,252
W39	510	21,293	21,293
W41	—	—	—
W42	27,754	1,144,161	1,144,161

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	A70 Sub-Account	A71 Sub-Account	AM2 Sub-Account
Income:
Dividend income	$12	$9,666	$—
Expenses:
Mortality and expense risk charges	(617)	(10,932)	(339)
Administration, distribution charges and other	(166)	(3,071)	(103)

Net investment income (loss)	(771)	(4,337)	(442)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	337	10,711	(4)
Realized gain distributions	2,628	61,059	905

Net realized gains (losses)	2,965	71,770	901

Net change in unrealized appreciation (depreciation)	3,101	7,606	1,883

Net realized and change in unrealized gains (losses)	6,066	79,376	2,784

Net increase (decrease) in net assets from operations	$5,295	$75,039	$2,342

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C49 Sub-Account	C75 Sub-Account	C76 Sub-Account
Income:
Dividend income	$—	$66,581	$16,640
Expenses:
Mortality and expense risk charges	(6,437)	(19,795)	(4,640)
Administration, distribution charges and other	(1,799)	(6,089)	(1,327)

Net investment income (loss)	(8,236)	40,697	10,673

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	20,429	—	(12,400)
Realized gain distributions	—	—	—

Net realized gains (losses)	20,429	—	(12,400)

Net change in unrealized appreciation (depreciation)	1,816	—	31,285

Net realized and change in unrealized gains (losses)	22,245	—	18,885

Net increase (decrease) in net assets from operations	$14,009	$40,697	$29,558

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C60 Sub-Account	C66 Sub-Account	C68 Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(4,401)	(2,615)	(3,505)
Administration, distribution charges and other	(1,169)	(728)	(875)

Net investment income (loss)	(5,570)	(3,343)	(4,380)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	22,079	6,329	5,932
Realized gain distributions	—	—	—

Net realized gains (losses)	22,079	6,329	5,932

Net change in unrealized appreciation (depreciation)	94,479	12,959	57,251

Net realized and change in unrealized gains (losses)	116,558	19,288	63,183

Net increase (decrease) in net assets from operations	$110,988	$15,945	$58,803

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C73 Sub-Account	C69 Sub-Account	C70 Sub-Account
Income:
Dividend income	$14,204	$4,111	$8,273
Expenses:
Mortality and expense risk charges	(6,321)	(1,904)	(4,225)
Administration, distribution charges and other	(1,467)	(506)	(1,337)

Net investment income (loss)	6,416	1,701	2,711

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(6,718)	(588)	(11,299)
Realized gain distributions	—	—	—

Net realized gains (losses)	(6,718)	(588)	(11,299)

Net change in unrealized appreciation (depreciation)	29,582	4,723	19,687

Net realized and change in unrealized gains (losses)	22,864	4,135	8,388

Net increase (decrease) in net assets from operations	$29,280	$5,836	$11,099

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F97 Sub-Account	T20 Sub-Account	F51 Sub-Account
Income:
Dividend income	$2,457	$15,407	$2,428
Expenses:
Mortality and expense risk charges	(2,083)	(6,321)	(1,637)
Administration, distribution charges and other	(681)	(2,016)	(452)

Net investment income (loss)	(307)	7,070	339

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	792	6,656	(12,370)
Realized gain distributions	4,216	—	5,889

Net realized gains (losses)	5,008	6,656	(6,481)

Net change in unrealized appreciation (depreciation)	6,450	69,594	13,423

Net realized and change in unrealized gains (losses)	11,458	76,250	6,942

Net increase (decrease) in net assets from operations	$11,151	$83,320	$7,281

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F54 Sub-Account	V52 Sub-Account	AC1 Sub-Account
Income:
Dividend income	$3,818	$—	$—
Expenses:
Mortality and expense risk charges	(2,754)	(1,990)	(36)
Administration, distribution charges and other	(804)	(666)	(8)

Net investment income (loss)	260	(2,656)	(44)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,487)	(693)	(57)
Realized gain distributions	17,575	3,289	2

Net realized gains (losses)	15,088	2,596	(55)

Net change in unrealized appreciation (depreciation)	6,429	41,520	445

Net realized and change in unrealized gains (losses)	21,517	44,116	390

Net increase (decrease) in net assets from operations	$21,777	$41,460	$346

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M80 Sub-Account	M10 Sub-Account	MB3 Sub-Account
Income:
Dividend income	$—	$370	$89
Expenses:
Mortality and expense risk charges	(9,019)	(1,202)	(2,912)
Administration, distribution charges and other	(2,718)	(358)	(949)

Net investment income (loss)	(11,737)	(1,190)	(3,772)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	19,955	2,286	4,281
Realized gain distributions	53,296	4,508	9,658

Net realized gains (losses)	73,251	6,794	13,939

Net change in unrealized appreciation (depreciation)	135,991	6,367	28,497

Net realized and change in unrealized gains (losses)	209,242	13,161	42,436

Net increase (decrease) in net assets from operations	$197,505	$11,971	$38,664

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M42 Sub-Account	M83 Sub-Account	MG3 Sub-Account
Income:
Dividend income	$—	$4,948	$2,069
Expenses:
Mortality and expense risk charges	(85)	(4,409)	(1,714)
Administration, distribution charges and other	(17)	(1,424)	(503)

Net investment income (loss)	(102)	(885)	(148)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	14	6,357	739
Realized gain distributions	—	20,798	3,923

Net realized gains (losses)	14	27,155	4,662

Net change in unrealized appreciation (depreciation)	786	(7,195)	7,547

Net realized and change in unrealized gains (losses)	800	19,960	12,209

Net increase (decrease) in net assets from operations	$698	$19,075	$12,061

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P06 Sub-Account	P07 Sub-Account	W39 Sub-Account
Income:
Dividend income	$8,403	$31,973	$65
Expenses:
Mortality and expense risk charges	(3,753)	(12,358)	(288)
Administration, distribution charges and other	(978)	(3,899)	(78)

Net investment income (loss)	3,672	15,716	(301)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,012)	(17,583)	(393)
Realized gain distributions	—	—	—

Net realized gains (losses)	(1,012)	(17,583)	(393)

Net change in unrealized appreciation (depreciation)	2,744	37,267	3,532

Net realized and change in unrealized gains (losses)	1,732	19,684	3,139

Net increase (decrease) in net assets from operations	$5,404	$35,400	$2,838

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	W41 Sub-Account	W42 Sub-Account
Income:
Dividend income	$—	$—
Expenses:
Mortality and expense risk charges	(1,618)	(14,006)
Administration, distribution charges and other	(400)	(3,862)

Net investment income (loss)	(2,018)	(17,868)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(309,172)	(102,448)
Realized gain distributions	—	—

Net realized gains (losses)	(309,172)	(102,448)

Net change in unrealized appreciation (depreciation)	342,050	298,308

Net realized and change in unrealized gains (losses)	32,878	195,860

Net increase (decrease) in net assets from operations	$30,860	$177,992

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A70 Sub-Account		A71 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(771)	$(829)	$(4,337)	$(5,891)
Net realized gains (losses)	2,965	5,155	71,770	181,856
Net change in unrealized appreciation (depreciation)	3,101	(20,902)	7,606	(234,175)

Increase (decrease) from operations	5,295	(16,576)	75,039	(58,210)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	762	6,854
Transfers between Sub-Accounts (including the Fixed Account), net	2	—	2,917	(56,949)
Withdrawals, surrenders, annuitizations and contract charges	(1,745)	(1,742)	(92,089)	(85,127)

Net accumulation activity	(1,743)	(1,742)	(88,410)	(135,222)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,743)	(1,742)	(88,410)	(135,222)

Total increase (decrease) in net assets	3,552	(18,318)	(13,371)	(193,432)
Net assets at beginning of year	40,132	58,450	806,416	999,848

Net assets at end of year	$43,684	$40,132	$793,045	$806,416

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AM2 Sub-Account		C49 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(442)	$(816)	$(8,236)	$(9,494)
Net realized gains (losses)	901	4,568	20,429	55,849
Net change in unrealized appreciation (depreciation)	1,883	(25,943)	1,816	(67,839)

Increase (decrease) from operations	2,342	(22,191)	14,009	(21,484)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	200	225
Transfers between Sub-Accounts (including the Fixed Account), net	503	901	6,942	(22,756)
Withdrawals, surrenders, annuitizations and contract charges	(8)	(31,515)	(25,825)	(67,820)

Net accumulation activity	495	(30,614)	(18,683)	(90,351)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	495	(30,614)	(18,683)	(90,351)

Total increase (decrease) in net assets	2,837	(52,805)	(4,674)	(111,835)
Net assets at beginning of year	22,654	75,459	480,404	592,239

Net assets at end of year	$25,491	$22,654	$475,730	$480,404

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C75 Sub-Account		C76 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$40,697	$(10,450)	$10,673	$12,842
Net realized gains (losses)	—	—	(12,400)	(7,499)
Net change in unrealized appreciation (depreciation)	—	—	31,285	(54,852)

Increase (decrease) from operations	40,697	(10,450)	29,558	(49,509)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,008	19,092	226	5,851
Transfers between Sub-Accounts (including the Fixed Account), net	46,974	39,969	1,595	(11,311)
Withdrawals, surrenders, annuitizations and contract charges	(449,695)	(158,208)	(39,335)	(35,258)

Net accumulation activity	(401,713)	(99,147)	(37,514)	(40,718)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	(9,294)

Net annuitization activity	—	—	—	(9,294)

Net increase (decrease) from contract owner transactions	(401,713)	(99,147)	(37,514)	(50,012)

Total increase (decrease) in net assets	(361,016)	(109,597)	(7,956)	(99,521)
Net assets at beginning of year	1,601,042	1,710,639	338,462	437,983

Net assets at end of year	$1,240,026	$1,601,042	$330,506	$338,462

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C60 Sub-Account		C66 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(5,570)	$(6,353)	$(3,343)	$(3,953)
Net realized gains (losses)	22,079	61,819	6,329	36,275
Net change in unrealized appreciation (depreciation)	94,479	(224,474)	12,959	(64,420)

Increase (decrease) from operations	110,988	(169,008)	15,945	(32,098)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	351	343	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11,451)	7,235	914	(16,618)
Withdrawals, surrenders, annuitizations and contract charges	(12,417)	(84,042)	(3,121)	(37,440)

Net accumulation activity	(23,517)	(76,464)	(2,207)	(54,058)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(23,517)	(76,464)	(2,207)	(54,058)

Total increase (decrease) in net assets	87,471	(245,472)	13,738	(86,156)
Net assets at beginning of year	281,933	527,405	189,025	275,181

Net assets at end of year	$369,404	$281,933	$202,763	$189,025

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C68 Sub-Account		C73 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(4,380)	$(4,416)	$6,416	$3,599
Net realized gains (losses)	5,932	15,314	(6,718)	3,638
Net change in unrealized appreciation (depreciation)	57,251	(75,784)	29,582	(75,158)

Increase (decrease) from operations	58,803	(64,886)	29,280	(67,921)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	5,124
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	(21)	123	542
Withdrawals, surrenders, annuitizations and contract charges	(3,832)	(17,363)	(12,850)	(63,353)

Net accumulation activity	(3,833)	(17,384)	(12,727)	(57,687)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	(8,583)

Net annuitization activity	—	—	—	(8,583)

Net increase (decrease) from contract owner transactions	(3,833)	(17,384)	(12,727)	(66,270)

Total increase (decrease) in net assets	54,970	(82,270)	16,553	(134,191)
Net assets at beginning of year	248,837	331,107	418,385	552,576

Net assets at end of year	$303,807	$248,837	$434,938	$418,385

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C69 Sub-Account		C70 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$1,701	$596	$2,711	$711
Net realized gains (losses)	(588)	(1,773)	(11,299)	(12,939)
Net change in unrealized appreciation (depreciation)	4,723	(25,249)	19,687	(54,436)

Increase (decrease) from operations	5,836	(26,426)	11,099	(66,664)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	369	6,703
Transfers between Sub-Accounts (including the Fixed Account), net	9,909	(436)	17,506	(20,448)
Withdrawals, surrenders, annuitizations and contract charges	(192)	(839)	(50,017)	(53,817)

Net accumulation activity	9,717	(1,275)	(32,142)	(67,562)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	9,717	(1,275)	(32,142)	(67,562)

Total increase (decrease) in net assets	15,553	(27,701)	(21,043)	(134,226)
Net assets at beginning of year	140,187	167,888	331,485	465,711

Net assets at end of year	$155,740	$140,187	$310,442	$331,485

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F97 Sub-Account		T20 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(307)	$(366)	$7,070	$6,476
Net realized gains (losses)	5,008	5,651	6,656	(13,373)
Net change in unrealized appreciation (depreciation)	6,450	(16,061)	69,594	(41,333)

Increase (decrease) from operations	11,151	(10,776)	83,320	(48,230)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	598	9,774
Transfers between Sub-Accounts (including the Fixed Account), net	(103)	(850)	(22,739)	(23,152)
Withdrawals, surrenders, annuitizations and contract charges	(2,046)	(2,219)	(95,229)	(55,148)

Net accumulation activity	(2,149)	(3,069)	(117,370)	(68,526)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(2,149)	(3,069)	(117,370)	(68,526)

Total increase (decrease) in net assets	9,002	(13,845)	(34,050)	(116,756)
Net assets at beginning of year	137,558	151,403	475,345	592,101

Net assets at end of year	$146,560	$137,558	$441,295	$475,345

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F51 Sub-Account		F54 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$339	$1,377	$260	$160
Net realized gains (losses)	(6,481)	45,422	15,088	22,335
Net change in unrealized appreciation (depreciation)	13,423	(58,646)	6,429	(43,249)

Increase (decrease) from operations	7,281	(11,847)	21,777	(20,754)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	206	226
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(1)	—
Withdrawals, surrenders, annuitizations and contract charges	(11,832)	(11,994)	(10,186)	(10,541)

Net accumulation activity	(11,832)	(11,994)	(9,981)	(10,315)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(11,832)	(11,994)	(9,981)	(10,315)

Total increase (decrease) in net assets	(4,551)	(23,841)	11,796	(31,069)
Net assets at beginning of year	111,972	135,813	198,273	229,342

Net assets at end of year	$107,421	$111,972	$210,069	$198,273

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V52 Sub-Account		AC1 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(2,656)	$(2,567)	$(44)	$(11)
Net realized gains (losses)	2,596	36,445	(55)	224
Net change in unrealized appreciation (depreciation)	41,520	(87,276)	445	(818)

Increase (decrease) from operations	41,460	(53,398)	346	(605)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(1)	—
Withdrawals, surrenders, annuitizations and contract charges	(282)	(361)	(175)	(167)

Net accumulation activity	(282)	(361)	(176)	(167)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(282)	(361)	(176)	(167)

Total increase (decrease) in net assets	41,178	(53,759)	170	(772)
Net assets at beginning of year	109,925	163,684	2,268	3,040

Net assets at end of year	$151,103	$109,925	$2,438	$2,268

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M80 Sub-Account		M10 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(11,737)	$(12,562)	$(1,190)	$(1,397)
Net realized gains (losses)	73,251	130,545	6,794	15,154
Net change in unrealized appreciation (depreciation)	135,991	(426,577)	6,367	(32,896)

Increase (decrease) from operations	197,505	(308,594)	11,971	(19,139)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	391	8,268	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(54,033)	51,323	—	—
Withdrawals, surrenders, annuitizations and contract charges	(81,717)	(59,513)	(9,358)	(9,626)

Net accumulation activity	(135,359)	78	(9,358)	(9,626)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(135,359)	78	(9,358)	(9,626)

Total increase (decrease) in net assets	62,146	(308,516)	2,613	(28,765)
Net assets at beginning of year	639,301	947,817	79,330	108,095

Net assets at end of year	$701,447	$639,301	$81,943	$79,330

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB3 Sub-Account		M42 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(3,772)	$(3,953)	$(102)	$(120)
Net realized gains (losses)	13,939	29,677	14	1,736
Net change in unrealized appreciation (depreciation)	28,497	(76,198)	786	(4,996)

Increase (decrease) from operations	38,664	(50,474)	698	(3,380)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	306	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,302)	398	(1)	—
Withdrawals, surrenders, annuitizations and contract charges	(25,530)	(5,946)	—	(1,652)

Net accumulation activity	(26,526)	(5,548)	(1)	(1,652)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(26,526)	(5,548)	(1)	(1,652)

Total increase (decrease) in net assets	12,138	(56,022)	697	(5,032)
Net assets at beginning of year	187,273	243,295	5,666	10,698

Net assets at end of year	$199,411	$187,273	$6,363	$5,666

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M83 Sub-Account		MG3 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(885)	$(1,625)	$(148)	$(1,193)
Net realized gains (losses)	27,155	35,967	4,662	13,171
Net change in unrealized appreciation (depreciation)	(7,195)	(64,563)	7,547	(27,929)

Increase (decrease) from operations	19,075	(30,221)	12,061	(15,951)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	175	3,701	—	12,241
Transfers between Sub-Accounts (including the Fixed Account), net	5,804	(29,965)	—	349
Withdrawals, surrenders, annuitizations and contract charges	(35,846)	(24,152)	(3,688)	(32,173)

Net accumulation activity	(29,867)	(50,416)	(3,688)	(19,583)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(29,867)	(50,416)	(3,688)	(19,583)

Total increase (decrease) in net assets	(10,792)	(80,637)	8,373	(35,534)
Net assets at beginning of year	328,126	408,763	116,579	152,113

Net assets at end of year	$317,334	$328,126	$124,952	$116,579

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P06 Sub-Account		P07 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$3,672	$21,129	$15,716	$8,038
Net realized gains (losses)	(1,012)	(12,625)	(17,583)	(54,445)
Net change in unrealized appreciation (depreciation)	2,744	(65,392)	37,267	(113,337)

Increase (decrease) from operations	5,404	(56,888)	35,400	(159,744)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	152	11,466	1,098	23,498
Transfers between Sub-Accounts (including the Fixed Account), net	405	20,624	31,818	(50,500)
Withdrawals, surrenders, annuitizations and contract charges	(4,671)	(37,393)	(130,539)	(116,880)

Net accumulation activity	(4,114)	(5,303)	(97,623)	(143,882)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(4,114)	(5,303)	(97,623)	(143,882)

Total increase (decrease) in net assets	1,290	(62,191)	(62,223)	(303,626)
Net assets at beginning of year	281,879	344,070	944,475	1,248,101

Net assets at end of year	$283,169	$281,879	$882,252	$944,475

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	W39 Sub-Account		W41 Sub-Account[3]
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(301)	$(272)	$(2,018)	$(7,077)
Net realized gains (losses)	(393)	(1,653)	(309,172)	132,024
Net change in unrealized appreciation (depreciation)	3,532	(19,572)	342,050	(330,843)

Increase (decrease) from operations	2,838	(21,497)	30,860	(205,896)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	8,571
Transfers between Sub-Accounts (including the Fixed Account), net	(56)	1,201	(380,083)	12,184
Withdrawals, surrenders, annuitizations and contract charges	(623)	(23,183)	(701)	(40,375)

Net accumulation activity	(679)	(21,982)	(380,784)	(19,620)

Annuitization Activity:
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(679)	(21,982)	(380,784)	(19,620)

Total increase (decrease) in net assets	2,159	(43,479)	(349,924)	(225,516)
Net assets at beginning of year	19,134	62,613	349,924	575,440

Net assets at end of year	$21,293	$19,134	$—	$349,924

[3]	The current year activities for this Sub-Account are for the period from January 1, 2023 to April 21, 2023. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	W42 Sub-Account
	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(17,868)	$(14,501)
Net realized gains (losses)	(102,448)	197,600
Net change in unrealized appreciation (depreciation)	298,308	(557,439)

Increase (decrease) from operations	177,992	(374,340)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	662	13,475
Transfers between Sub-Accounts (including the Fixed Account), net	346,024	102,703
Withdrawals, surrenders, annuitizations and contract charges	(127,529)	(80,924)

Net accumulation activity	219,157	35,254

Annuitization Activity:
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	219,157	35,254

Total increase (decrease) in net assets	397,149	(339,086)
Net assets at beginning of year	747,012	1,086,098

Net assets at end of year	$1,144,161	$747,012

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Columbia All-Star contracts, Columbia All-Star Extra contracts, Columbia All-Star Freedom contracts, Columbia All-Star Traditions contracts, and certain other fixed and variable annuity contracts (“the Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
A71	AB VPS Growth and Income Portfolio (Class B)	May 1, 2023

The close date related to Sub-Accounts held by the contract owners of the Variable Account (if closed within the past five years), is as follows:

Closed Sub-Account	New Sub-Account	Effective Date
W41	W42	April 21, 2023
C55	C75	April 24, 2020

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

Rydex VT NASDAQ-100 Fund Sub-Account (R03) is active at December 31, 2023 but has had zero balance for more than five years and therefore is not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 10.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations. At December 31, 2023, the deductions are at an effective annual rate based on the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Columbia All-Star	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Columbia All-Star Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—%	—%
Columbia All-Star Traditions	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Columbia All-Star Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star Traditions and Columbia All-Star Extra contracts and an effective annual rate of 0.20% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star and Columbia All-Star Freedom contracts. These charges are reflected in the Statements of Operations.

As reimbursement for administrative expenses attributable to Columbia All-Star, Columbia All-Star Freedom, Columbia All-Star Traditions, and Columbia All-Star Extra contracts, which exceed the charges received from the account administration fee (‘‘Account Fee’’) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge of 0.125% (“Benefit Fee”) of the contract owner’s account value is deducted from the value of the contract on the last day of the account quarter. Account quarters are defined as three-month periods, with the first account quarter beginning on the date the contracts were issued, if a certain optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Administration charges

Each year on the account anniversary date, an Account Fee equal to $50 is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments withdrawn. The surrender charge is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the Annuity 2000 Table or the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
A70	$2,642	$(2,525)
A71	80,969	(112,622)
AM2	1,406	(445)
C49	8,813	(35,718)
C75	132,109	(493,097)
C76	20,133	(46,956)
C60	1	(29,068)
C66	4,785	(10,327)
C68	—	(8,202)
C73	14,292	(20,579)
C69	14,674	(3,249)
C70	28,979	(58,396)
F97	6,673	(4,907)
T20	16,327	(126,611)
F51	8,317	(13,916)
F54	21,394	(13,529)
V52	3,289	(2,926)
AC1	2	(218)
M80	56,528	(150,283)
M10	4,878	(10,913)
MB3	10,042	(30,672)
M42	—	(101)
M83	35,817	(45,754)
MG3	5,992	(5,900)
P06	9,088	(9,517)
P07	64,267	(146,132)
W39	415	(1,397)
W41	—	(382,817)
W42	387,853	(186,489)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A70	213	269	(56)
A71	332	3,161	(2,829)
AM2	22	1	21
C49	1,149	2,062	(913)
C75	7,328	52,714	(45,386)
C76	1,191	4,407	(3,216)
C60	10	696	(686)
C66	229	320	(91)
C68	1	118	(117)
C73	6	658	(652)
C69	1,143	95	1,048
C70	2,370	6,027	(3,657)
F97	—	81	(81)
T20	70	5,714	(5,644)
F51	—	355	(355)
F54	8	407	(399)
V52	—	11	(11)
AC1	—	7	(7)
M80	60	2,701	(2,641)
M10	—	307	(307)
MB3	13	1,154	(1,141)
M83	425	1,597	(1,172)
MG3	—	134	(134)
P06	53	329	(276)
P07	2,362	9,324	(6,962)
W39	11	27	(16)
W41	—	11,390	(11,390)
W42	10,604	4,432	6,172

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A70	—	56	(56)
A71	1,053	5,300	(4,247)
AM2	43	1,500	(1,457)
C49	114	4,746	(4,632)
C75	40,675	51,532	(10,857)
C76	1,813	5,324	(3,511)
C60	286	3,037	(2,751)
C66	117	2,633	(2,516)
C68	1	602	(601)
C73	263	3,035	(2,772)
C69	1,437	1,610	(173)
C70	7,823	14,828	(7,005)
F97	—	118	(118)
T20	4,252	7,641	(3,389)
F51	—	374	(374)
F54	8	426	(418)
V52	—	13	(13)
AC1	—	7	(7)
M80	2,038	1,869	169
M10	—	308	(308)
MB3	20	264	(244)
M42	—	34	(34)
M83	717	2,738	(2,021)
MG3	432	1,120	(688)
P06	31,719	32,801	(1,082)
P07	36,940	44,641	(7,701)
W39	39	650	(611)
W41	672	1,239	(567)
W42	3,913	2,788	1,125

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
	2023	1,465	$39.9528	to	$19.8513	$43,684	0.03%	1.35%	to	2.05%	14.15%	to	13.35%
	2022	1,521	35.0004	to	17.5135	40,132	—	1.35	to	2.05	(28.15)	to	(28.65)
	2021	1,577	48.7116	to	24.5471	58,450	—	1.35	to	2.05	20.92	to	20.07
	2020	1,630	40.2835	to	20.4438	50,404	0.46	1.35	to	2.05	37.21	to	36.24
	2019	1,284	29.3600	to	15.0060	28,163	0.16	1.35	to	2.05	28.03	to	27.13
A71
	2023	23,231	47.8193	to	33.8066	793,045	1.23	1.35	to	2.30	10.22	to	9.18
	2022	26,060	43.3846	to	30.9652	806,416	1.11	1.35	to	2.30	(5.70)	to	(6.60)
	2021	30,307	46.0088	to	33.1533	999,848	0.63	1.35	to	2.30	26.12	to	24.92
	2020	33,525	36.4810	to	26.5402	882,635	1.34	1.35	to	2.30	1.09	to	0.12
	2019	36,913	36.0880	to	26.5073	954,183	0.98	1.35	to	2.30	21.95	to	20.79
AM2
	2023	977	28.7617	to	23.2357	25,491	—	1.70	to	2.05	10.45	to	10.07
	2022	956	26.0393	to	21.1105	22,654	—	1.70	to	2.05	(29.03)	to	(29.28)
	2021	2,413	36.6901	to	29.8503	75,459	—	1.70	to	2.05	6.18	to	5.80
	2020	2,532	34.5556	to	28.2130	74,624	1.14	1.70	to	2.05	27.40	to	26.95
	2019	2,735	27.1238	to	22.2237	63,246	0.28	1.70	to	2.05	25.07	to	24.63
C55[5]
	2019	44,715	28.5845	to	22.2138	1,052,807	1.77	1.35	to	2.35	19.24	to	18.04
C49
	2023	22,554	22.2520	to	20.3388	475,730	—	1.35	to	2.05	3.43	to	2.71
	2022	23,467	21.5133	to	19.8028	480,404	—	1.35	to	2.05	(2.72)	to	(3.40)
	2021	28,099	22.1140	to	20.4996	592,239	—	1.35	to	2.05	24.20	to	23.33
	2020	29,841	17.8052	to	16.6224	508,706	—	1.35	to	2.05	(0.46)	to	(1.17)
	2019	33,984	17.8879	to	16.8183	582,930	—	1.35	to	2.05	22.09	to	21.23
C75
	2023	135,248	9.5619	to	8.6293	1,240,026	4.60	1.35	to	2.30	3.35	to	2.37
	2022	180,634	9.2522	to	8.4298	1,601,042	1.15	1.35	to	2.30	(0.15)	to	(1.10)
	2021	191,491	9.2660	to	8.5234	1,710,639	0.02	1.35	to	2.30	(1.33)	to	(2.27)
	2020	202,456	9.3906	to	8.7210	1,840,668	0.24	1.35	to	2.30	(1.05)	to	(1.99)
	2019	137,900	9.4900	to	8.8983	1,269,599	1.89	1.35	to	2.30	0.52	to	(0.43)
C76
	2023	26,687	12.9961	to	11.7286	330,506	5.05	1.35	to	2.30	9.87	to	8.82
	2022	29,903	11.8288	to	10.7775	338,462	5.25	1.35	to	2.30	(11.42)	to	(12.27)
	2021	33,414	13.3545	to	12.2843	437,983	8.92	1.35	to	2.30	2.74	to	1.76
	2020	35,124	12.9987	to	12.0719	450,462	4.65	1.35	to	2.30	4.25	to	3.25
	2019	37,033	12.4690	to	11.6917	458,219	4.82	1.35	to	2.30	14.56	to	13.47

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C60
	2023	9,533	$40.3822	to	$36.9109	$369,404	—%	1.35%	to	2.05%	40.85%	to	39.86%
	2022	10,219	28.6699	to	26.3904	281,933	—	1.35	to	2.05	(32.45)	to	(32.93)
	2021	12,970	42.4454	to	39.3475	527,405	—	1.35	to	2.05	26.63	to	25.73
	2020	13,767	33.5204	to	31.2941	443,701	—	1.35	to	2.05	32.60	to	31.66
	2019	15,000	25.2800	to	23.7687	365,990	—	1.35	to	2.05	33.71	to	32.77
C66
	2023	8,249	25.8038	to	23.5852	202,763	—	1.35	to	2.05	8.82	to	8.05
	2022	8,340	23.7127	to	21.8271	189,025	—	1.35	to	2.05	(10.65)	to	(11.28)
	2021	10,856	26.5402	to	24.6028	275,181	—	1.35	to	2.05	30.55	to	29.63
	2020	13,933	20.3298	to	18.9792	272,143	—	1.35	to	2.05	6.03	to	5.28
	2019	20,029	19.1736	to	18.0271	367,485	—	1.35	to	2.05	29.85	to	28.94
C68
	2023	8,896	35.1696	to	32.1464	303,807	—	1.35	to	2.05	23.96	to	23.09
	2022	9,013	28.3707	to	26.1151	248,837	—	1.35	to	2.05	(19.64)	to	(20.20)
	2021	9,614	35.3028	to	32.7262	331,107	—	1.35	to	2.05	26.34	to	25.45
	2020	9,767	27.9424	to	25.9575	266,913	—	1.35	to	2.10	16.16	to	15.28
	2019	16,014	24.0561	to	22.5177	371,892	—	1.35	to	2.10	29.03	to	28.05
C73
	2023	20,870	22.3100	to	20.8090	434,938	3.38	1.55	to	1.85	7.52	to	7.19
	2022	21,522	20.7499	to	19.4125	418,385	2.64	1.55	to	1.85	(12.88)	to	(13.15)
	2021	24,294	23.8183	to	22.3507	552,576	5.18	1.55	to	1.85	0.06	to	(0.25)
	2020	26,417	23.8047	to	22.4059	602,189	3.36	1.55	to	1.85	4.97	to	4.65
	2019	27,914	22.6775	to	21.4099	608,168	3.57	1.55	to	1.85	8.51	to	8.19
C69
	2023	16,315	9.5537	to	9.3108	155,740	2.84	1.65	to	1.85	3.97	to	3.76
	2022	15,267	9.1894	to	8.9738	140,187	2.00	1.65	to	1.85	(15.55)	to	(15.72)
	2021	15,440	10.8813	to	10.6476	167,888	1.88	1.65	to	1.85	(2.58)	to	(2.78)
	2020	18,341	11.1695	to	10.7389	204,680	2.64	1.65	to	2.05	3.36	to	2.94
	2019	19,685	10.8068	to	10.4323	211,695	2.83	1.65	to	2.05	4.98	to	4.56
C70
	2023	33,994	9.6202	to	8.5160	310,442	2.64	1.35	to	2.30	4.01	to	3.03
	2022	37,651	9.2490	to	8.2658	331,485	1.81	1.35	to	2.30	(15.48)	to	(16.28)
	2021	44,656	10.9424	to	9.8731	465,711	1.82	1.35	to	2.30	(2.53)	to	(3.46)
	2020	44,500	11.2267	to	10.2270	478,164	2.38	1.35	to	2.30	3.43	to	2.45
	2019	49,459	10.8540	to	9.9827	516,091	2.47	1.35	to	2.30	5.06	to	4.06
F97
	2023	5,359	29.4511	to	26.9575	146,560	1.77	1.65	to	2.05	8.57	to	8.13
	2022	5,440	27.1270	to	24.9301	137,558	1.73	1.65	to	2.05	(6.80)	to	(7.18)
	2021	5,558	29.1064	to	26.8572	151,403	1.67	1.65	to	2.05	22.56	to	22.06
	2020	5,739	23.7494	to	22.0026	128,069	1.65	1.65	to	2.05	4.68	to	4.26
	2019	6,077	22.6866	to	21.1032	129,870	1.81	1.65	to	2.05	25.02	to	24.51

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
	2023	20,240	$23.9491	to	$19.0467	$441,295	3.27%	1.35%	to	2.30%	19.14%	to	18.01%
	2022	25,884	20.1024	to	16.1406	475,345	3.01	1.35	to	2.30	(8.85)	to	(9.71)
	2021	29,273	22.0536	to	17.8773	592,101	1.82	1.35	to	2.30	2.76	to	1.78
	2020	31,090	21.4621	to	17.5649	614,654	3.55	1.35	to	2.30	(2.49)	to	(3.42)
	2019	33,094	22.0107	to	18.1876	674,344	1.69	1.35	to	2.30	11.01	to	9.96
F51
	2023	3,062	35.5674	to	34.1060	107,421	2.25	1.85	to	2.05	6.98	to	6.76
	2022	3,417	33.2480	to	31.9457	111,972	3.10	1.85	to	2.05	(8.52)	to	(8.71)
	2021	3,791	36.3461	to	34.9925	135,813	2.49	1.85	to	2.05	22.93	to	22.69
	2020	4,120	29.5655	to	28.2645	120,087	4.41	1.85	to	2.10	3.57	to	3.31
	2019	5,157	28.5466	to	27.3596	141,539	2.26	1.85	to	2.10	23.34	to	23.03
F54
	2023	7,576	28.3838	to	26.0967	210,069	1.90	1.65	to	2.05	11.60	to	11.15
	2022	7,975	25.4329	to	23.4778	198,273	1.85	1.65	to	2.05	(8.95)	to	(9.32)
	2021	8,393	27.9334	to	25.8901	229,342	2.90	1.65	to	2.05	17.21	to	16.74
	2020	8,865	23.8323	to	21.9784	206,892	2.69	1.65	to	2.10	(6.61)	to	(7.04)
	2019	13,081	25.5193	to	23.6419	323,259	1.86	1.65	to	2.10	20.56	to	20.01
V52
	2023	4,772	32.2643	to	31.5117	151,103	—	1.85	to	2.05	38.01	to	37.74
	2022	4,783	23.3775	to	22.8779	109,925	—	1.85	to	2.05	(32.56)	to	(32.70)
	2021	4,796	34.6650	to	33.9922	163,684	—	1.85	to	2.05	9.59	to	9.37
	2020	4,808	31.6318	to	31.0803	149,983	—	1.85	to	2.05	39.37	to	39.09
	2019	1,297	22.6958	to	22.3450	29,329	—	1.85	to	2.05	33.91	to	33.64
AC1
	2023	94	25.9415			2,438	—	1.85			15.70
	2022	101	22.4215			2,268	1.40	1.85			(20.01)
	2021	108	28.0289			3,040	1.05	1.85			3.66
	2020	115	27.0397	to	—	3,109	1.74	1.85	to	—	11.64	to	—
	2019	246	24.2212	to	—	5,963	0.68	1.85	to	—	25.87	to	—
M80
	2023	11,279	84.5765	to	59.7008	701,447	—	1.35	to	2.30	33.69	to	32.42
	2022	13,920	63.2628	to	45.0834	639,301	—	1.35	to	2.30	(32.72)	to	(33.36)
	2021	13,751	94.0330	to	67.6552	947,817	—	1.35	to	2.30	21.58	to	20.42
	2020	15,055	77.3436	to	56.1821	854,253	—	1.35	to	2.30	29.76	to	28.52
	2019	18,487	59.6048	to	43.7138	801,816	—	1.35	to	2.30	35.92	to	34.63

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M10
	2023	2,397	$34.9316	to	$33.4215	$81,943	0.47%	1.85%	to	2.05%	16.48%	to	16.25%
	2022	2,704	29.9887	to	28.7497	79,330	0.38	1.85	to	2.05	(18.22)	to	(18.39)
	2021	3,012	38.1764	to	35.2264	108,095	0.41	1.65	to	2.05	24.43	to	23.93
	2020	3,347	29.5315	to	28.4251	96,813	0.42	1.85	to	2.05	11.50	to	11.27
	2019	3,727	26.4859	to	25.5450	96,745	0.48	1.85	to	2.05	28.83	to	28.57
MB3
	2023	8,287	24.7711	to	23.8013	199,411	0.05	1.65	to	2.10	21.68	to	21.13
	2022	9,428	20.3582	to	19.6500	187,273	—	1.65	to	2.10	(20.77)	to	(21.13)
	2021	9,672	25.6953	to	24.9143	243,295	0.03	1.65	to	2.10	23.59	to	23.03
	2020	10,077	20.7905	to	20.2505	205,765	0.24	1.65	to	2.10	20.18	to	19.64
	2019	5,624	17.2991	to	16.9267	96,199	0.35	1.65	to	2.10	37.29	to	36.67
M42
	2023	131	48.5856			6,363	—	1.70			12.32
	2022	131	49.3912	to	43.2555	5,666	—	1.35	to	1.70	(30.94)	to	(31.18)
	2021	165	71.5161	to	62.8541	10,698	—	1.35	to	1.70	0.20	to	(0.15)
	2020	166	71.3701	to	62.9485	10,718	—	1.35	to	1.70	43.62	to	43.11
	2019	166	49.6937	to	43.9857	7,501	—	1.35	to	1.70	39.37	to	38.88
M83
	2023	12,260	27.3676	to	24.5955	317,334	1.58	1.35	to	2.30	6.48	to	5.47
	2022	13,432	25.7014	to	23.3194	328,126	1.38	1.35	to	2.30	(7.17)	to	(8.05)
	2021	15,453	27.6872	to	25.3621	408,763	1.31	1.35	to	2.30	23.76	to	22.59
	2020	17,116	22.3709	to	20.6892	367,741	1.65	1.35	to	2.30	2.08	to	1.10
	2019	14,340	21.9157	to	20.4636	304,676	2.08	1.35	to	2.30	28.05	to	26.83
MG3
	2023	4,078	33.3395	to	29.7994	124,952	1.76	1.35	to	2.05	11.21	to	10.43
	2022	4,212	29.9781	to	26.9844	116,579	0.98	1.35	to	2.05	(10.01)	to	(10.64)
	2021	4,900	33.3134	to	30.1989	152,113	0.79	1.35	to	2.05	29.22	to	28.32
	2020	5,053	25.7794	to	23.3809	121,980	1.19	1.35	to	2.10	2.47	to	1.69
	2019	7,201	25.1590	to	22.9924	169,614	1.30	1.35	to	2.10	29.35	to	28.38
P06
	2023	18,673	16.2349	to	15.0867	283,169	2.99	1.35	to	1.70	2.28	to	1.92
	2022	18,949	15.8732	to	12.8176	281,879	6.67	1.35	to	2.30	(13.09)	to	(13.92)
	2021	20,031	18.2648	to	17.0934	344,070	4.94	1.35	to	1.70	4.19	to	3.82
	2020	20,422	17.5309	to	16.0260	337,826	1.43	1.35	to	1.85	10.21	to	9.65
	2019	21,509	15.9068	to	14.4918	323,815	1.66	1.35	to	1.90	6.99	to	6.39
P07
	2023	60,838	15.9361	to	12.9654	882,252	3.51	1.35	to	2.30	4.52	to	3.52
	2022	67,800	15.2475	to	12.5241	944,475	2.59	1.35	to	2.30	(15.46)	to	(16.26)
	2021	75,501	18.0359	to	14.9566	1,248,101	1.82	1.35	to	2.30	(2.60)	to	(3.52)
	2020	77,144	18.5167	to	15.5030	1,315,534	2.13	1.35	to	2.30	7.19	to	6.17
	2019	80,973	17.2740	to	14.6019	1,298,490	3.01	1.35	to	2.30	6.91	to	5.89

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W39
	2023	510	$46.3432	to	$36.4857	$21,293	0.32%	1.55%	to	2.05%	15.15%	to	14.57%
	2022	526	40.2454	to	31.8446	19,134	1.04	1.55	to	2.05	(34.87)	to	(35.20)
	2021	1,137	61.7904	to	49.1394	62,613	0.55	1.55	to	2.05	16.97	to	16.39
	2020	1,208	52.8245	to	42.2214	56,864	2.04	1.55	to	2.05	12.59	to	12.02
	2019	1,265	46.9170	to	37.6897	52,845	0.83	1.55	to	2.05	27.98	to	27.34
W41[6]
	2022	11,390	39.1771	to	28.2101	349,924	—	1.35	to	2.05	(35.71)	to	(36.16)
	2021	11,957	60.9372	to	44.1900	575,440	—	1.35	to	2.05	4.41	to	3.67
	2020	12,928	58.3657	to	45.1893	598,032	0.74	1.35	to	2.10	24.94	to	24.00
	2019	14,764	46.7136	to	36.4436	545,635	0.07	1.35	to	2.10	27.56	to	26.60
W42
	2023	27,754	57.5359	to	39.9360	1,144,161	—	1.35	to	2.30	20.10	to	18.96
	2022	21,582	47.9061	to	33.5704	747,012	—	1.35	to	2.30	(34.36)	to	(34.98)
	2021	20,457	72.9816	to	51.6337	1,086,098	0.74	1.35	to	2.30	7.43	to	6.41
	2020	22,266	67.9322	to	48.5234	1,102,993	—	1.35	to	2.30	22.55	to	21.38
	2019	26,902	55.4314	to	39.9756	1,095,224	0.26	1.35	to	2.30	29.34	to	28.11

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Columbia Variable Portfolio - Asset Allocation Fund Class 2 Sub-Account (C55) merged into Sub-Account C75 on April 24, 2020.
[6]	Sub-Account W41 merged into Sub-Account W42 on April 21, 2023.

Delaware Life Variable Account F - Futurity

Financial Statements as of and for the Year Ended December 31, 2023 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2023

Page(s)

Report of Independent Registered Public Accounting Firm	1-3

Financial Statements

Statement of Assets and Liabilities	4-6

Statements of Operations	7-26

Statements of Changes in Net Assets	27-55

Notes to the Financial Statements	56-75

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account F - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life Variable Account F - Futurity (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) (1)(2)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53) (1)

ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)

Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. Core Equity Fund II Sub-Account (AC3) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43) (1)(3)

LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32) (1)(4)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Rydex VT NASDAQ-100 Fund Sub-Account (R03) (1)

Rydex VT Nova Fund Sub-Account (R02) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class B).
(3)	Formerly JPMorgan Insurance Trust Small Cap Core Portfolio Class 1.
(4)	Formerly JPMorgan Insurance Trust U.S. Equity Portfolio Class 1.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	15,198	$417,685	$471,910	$3,253	$475,163	$42	$475,121
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) ¹	250,736	7,016,146	7,216,178	—	7,216,178	1,546	7,214,632
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2)	35,755	714,222	619,628	—	619,628	53	619,575
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	124,564	1,527,978	992,773	5,012	997,785	83	997,702
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	167,764	3,631,529	4,598,406	805	4,599,211	366	4,598,845
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	73,385	1,789,227	1,213,053	1,027	1,214,080	99	1,213,981
ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53)	28,806	563,621	588,800	—	588,800	45	588,755
ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13)	13,184	264,062	279,633	—	279,633	21	279,612
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	328,555	12,883,205	15,386,210	10,345	15,396,555	1,311	15,395,244
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	150,355	12,238,784	13,519,948	—	13,519,948	11,417	13,508,531
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	62,752	1,365,316	1,600,805	—	1,600,805	237	1,600,568
First Eagle Overseas Variable Fund Sub-Account (FE3)	1,071,837	26,378,363	24,223,524	—	24,223,524	36,764	24,186,760
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	77,775	1,069,419	1,107,521	263	1,107,784	92	1,107,692
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	50,158	598,647	601,398	—	601,398	49	601,349
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	172,782	1,577,467	1,456,550	—	1,456,550	1,488	1,455,062
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	120,232	1,516,071	1,476,447	3,295	1,479,742	123	1,479,619
Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520)	220,491	2,794,492	2,764,959	8,532	2,773,491	238	2,773,253
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	156,948	1,310,185	1,388,989	3,551	1,392,540	110	1,392,430
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	204,774	3,706,569	3,999,242	7,671	4,006,913	317	4,006,596
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	6,780	502,565	425,873	4,817	430,691	36	430,654
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	195,869	11,548,737	11,548,428	—	11,548,428	31,250	11,517,178
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	1,756	94,253	93,420	—	93,420	6,658	86,762
Invesco V.I. Core Equity Fund I Sub-Account (A39)	234,103	7,005,086	6,856,869	7,882	6,864,751	544	6,864,207
Invesco V.I. Core Equity Fund II Sub-Account (AC3)	2,079	62,014	60,552	—	60,552	5	60,547
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	138,705	4,855,575	4,728,454	2,194	4,730,648	383	4,730,265
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	4,367	131,824	146,174	—	146,174	13	146,161
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	47,489	825,269	816,811	4,788	821,599	69	821,530
LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43) ¹	59,195	1,215,878	1,174,969	4,920	1,179,889	99	1,179,790
LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32) ¹	89,684	2,971,054	3,374,433	21,267	3,395,700	277	3,395,423
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	13,112,764	13,112,764	13,112,764	2,332	13,115,096	1,080	13,114,016
MFS VIT Total Return Series Initial Class Sub-Account (M07)	389,748	9,280,191	9,065,534	—	9,065,534	1,200	9,064,334
MFS VIT Total Return Series Service Class Sub-Account (M35)	344,304	8,025,334	7,808,821	—	7,808,821	1,948	7,806,873
MFS VIT I Growth Series Initial Class Sub-Account (M31)	284,134	15,995,715	17,130,469	17,758	17,148,227	1,372	17,146,855
MFS VIT I Growth Series Service Class Sub-Account (M80)	57,450	2,916,959	3,198,840	5	3,198,845	268	3,198,577
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	1,764,816	17,089,455	15,124,474	—	15,124,474	15,232	15,109,242
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	559,729	9,212,240	7,242,893	4,250	7,247,143	584	7,246,559
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	712,144	9,589,864	7,192,657	—	7,192,657	17,149	7,175,508
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	480,610	6,213,673	5,623,139	5,121	5,628,260	457	5,627,803
MFS VIT I Research Series Initial Class Sub-Account (M33)	375,715	10,901,786	12,011,622	—	12,011,622	1,265	12,010,357
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	181,655	5,698,563	5,858,378	3,482	5,861,860	461	5,861,399
MFS VIT I Utilities Series Service Class Sub-Account (M40)	45,803	1,441,231	1,444,635	—	1,444,635	127	1,444,508
MFS VIT I Value Series Initial Class Sub-Account (M83)	1,565,349	31,104,449	33,294,981	—	33,294,981	27,705	33,267,276
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	81,711	4,272,817	4,530,885	—	4,530,885	1,640	4,529,245
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	53,581	2,629,472	2,928,741	—	2,928,741	249	2,928,492
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	344,786	4,317,479	3,747,821	—	3,747,821	343	3,747,478
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	183,045	2,266,207	1,980,544	—	1,980,544	164	1,980,380
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	2,672,076	14,443,611	13,360,381	—	13,360,381	2,143	13,358,238
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	492,166	2,665,169	2,431,300	—	2,431,300	1,122	2,430,178
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	558,924	11,673,420	12,648,455	—	12,648,455	1,938	12,646,517
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	190,540	3,744,983	4,210,928	—	4,210,928	1,627	4,209,301
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	1,323,376	12,311,985	13,246,993	—	13,246,993	23,566	13,223,427
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	680,255	9,438,093	8,897,739	—	8,897,739	12,981	8,884,758
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	2,023,690	16,651,973	19,892,873	—	19,892,873	17,829	19,875,044
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	847,166	10,225,251	8,937,603	—	8,937,603	6,946	8,930,657
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	263,185	3,358,245	3,045,045	56	3,045,101	254	3,044,847
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	2,017,864	21,170,779	18,523,989	—	18,523,989	4,418	18,519,571
Rydex VT NASDAQ-100 Fund Sub-Account (R03)	20,757	1,094,285	1,471,887	17,775	1,489,662	124	1,489,538
Rydex VT Nova Fund Sub-Account (R02)	3,376	386,436	541,419	18,509	559,928	46	559,882

[1]	This Sub-Account had a name change in 2023. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A70	22,456	$455,773	$19,348	$475,121
A71	224,344	7,208,342	6,290	7,214,632
AM2	25,797	619,575	—	619,575
A19	23,637	976,804	20,898	997,702
A55	125,850	4,527,291	71,554	4,598,845
A51	45,290	1,212,885	1,096	1,213,981
C53	19,744	588,755	—	588,755
L13	6,353	279,612	—	279,612
F24	282,496	15,092,538	302,706	15,395,244
F99	296,357	13,159,624	348,907	13,508,531
F91	78,936	1,566,128	34,440	1,600,568
FE3	469,654	23,944,492	242,268	24,186,760
T20	46,270	1,105,131	2,561	1,107,692
F56	22,757	601,349	—	601,349
G30	51,204	1,444,932	10,130	1,455,062
521	36,559	1,457,435	22,184	1,479,619
520	67,762	2,689,380	83,873	2,773,253
G33	92,954	1,375,260	17,170	1,392,430
G31	108,650	3,960,268	46,328	4,006,596
O00	32,646	410,566	20,088	430,654
V15	330,764	11,411,851	105,327	11,517,178
V52	2,915	61,924	24,838	86,762
A39	274,449	6,842,659	21,548	6,864,207
AC3	1,644	60,547	—	60,547
A21	213,496	4,712,369	17,896	4,730,265
AC1	4,469	146,161	—	146,161
I76	33,675	801,227	20,303	821,530
J43	27,497	1,159,272	20,518	1,179,790
J32	54,429	3,309,798	85,625	3,395,423
MD8	1,402,619	12,963,534	150,482	13,114,016
M07	519,437	9,008,895	55,439	9,064,334
M35	465,444	7,771,275	35,598	7,806,873
M31	395,740	16,888,987	257,868	17,146,855

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M80	62,037	$3,158,144	$40,433.00	$3,198,577
MF1	434,356	14,968,150	141,092	15,109,242
M05	362,310	7,085,926	160,633	7,246,559
M42	372,074	7,108,786	66,722	7,175,508
M06	536,132	5,566,535	61,268	5,627,803
M33	372,531	11,985,152	25,205	12,010,357
M44	399,575	5,836,733	24,666	5,861,399
M40	102,594	1,444,508	—	1,444,508
M83	1,236,832	33,073,153	194,123	33,267,276
MB6	121,596	4,455,351	73,894	4,529,245
MB7	72,344	2,928,492	—	2,928,492
M96	240,900	3,745,386	2,092	3,747,478
MD2	154,913	1,980,380	—	1,980,380
MA6	648,282	13,198,318	159,920	13,358,238
MA3	103,148	2,424,016	6,162	2,430,178
MD6	374,679	12,398,174	248,343	12,646,517
MB3	100,393	4,178,188	31,113	4,209,301
MB8	266,895	13,038,903	184,524	13,223,427
MF6	213,700	8,821,073	63,685	8,884,758
MG3	613,759	19,693,973	181,071	19,875,044
PK8	294,228	8,869,390	61,267	8,930,657
P06	187,850	3,039,879	4,968	3,044,847
P07	1,154,602	18,429,357	90,214	18,519,571
R03	26,998	1,354,376	135,162	1,489,538
R02	13,032	434,065	125,817	559,882

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	A70 Sub-Account	A71 Sub-Account	AM2 Sub-Account
Income:
Dividend income	$143	$90,319	$—
Expenses:
Mortality and expense risk charges	(6,166)	(87,468)	(7,918)
Administration and distribution charges	(1,591)	(24,427)	(1,998)

Net investment income (loss)	(7,614)	(21,576)	(9,916)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,461	(86,220)	(28,894)
Realized gain distributions	30,794	570,509	24,291

Net realized gains (losses)	32,255	484,289	(4,603)

Net change in unrealized appreciation (depreciation)	33,862	227,472	76,468

Net realized and change in unrealized gains (losses)	66,117	711,761	71,865

Net increase (decrease) from operations	$58,503	$690,185	$61,949

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A19 Sub-Account	A55 Sub-Account	A51 Sub-Account
Income:
Dividend income	$—	$59,577	$—
Expenses:
Mortality and expense risk charges	(11,178)	(50,554)	(14,932)
Administration and distribution charges	(2,956)	(11,439)	(3,114)

Net investment income (loss)	(14,134)	(2,416)	(18,046)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(107,603)	274,591	(125,150)
Realized gain distributions	—	134,185	—

Net realized gains (losses)	(107,603)	408,776	(125,150)

Net change in unrealized appreciation (depreciation)	261,101	448,050	301,825

Net realized and change in unrealized gains (losses)	153,498	856,826	176,675

Net increase (decrease) from operations	$139,364	$854,410	$158,629

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C53 Sub-Account	L13 Sub-Account	F24 Sub-Account
Income:
Dividend income	$11,809	$3,375	$36,710
Expenses:
Mortality and expense risk charges	(7,193)	(3,196)	(177,278)
Administration and distribution charges	(866)	(385)	(49,453)

Net investment income (loss)	3,750	(206)	(190,021)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	38,867	570	539,940
Realized gain distributions	79,226	19,643	523,986

Net realized gains (losses)	118,093	20,213	1,063,926

Net change in unrealized appreciation (depreciation)	(53,729)	13,593	3,067,834

Net realized and change in unrealized gains (losses)	64,364	33,806	4,131,760

Net increase (decrease) from operations	$68,114	$33,600	$3,941,739

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F99 Sub-Account	F91 Sub-Account	FE3 Sub-Account
Income:
Dividend income	$525	$12,170	$—
Expenses:
Mortality and expense risk charges	(151,706)	(18,120)	(283,509)
Administration and distribution charges	(43,531)	(5,623)	(84,423)

Net investment income (loss)	(194,712)	(11,573)	(367,932)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	610,942	29,926	(429,131)
Realized gain distributions	606,607	4,078	1,733,209

Net realized gains (losses)	1,217,549	34,004	1,304,078

Net change in unrealized appreciation (depreciation)	2,781,767	243,542	984,330

Net realized and change in unrealized gains (losses)	3,999,316	277,546	2,288,408

Net increase (decrease) from operations	$3,804,604	$265,973	$1,920,476

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	T20 Sub-Account	F56 Sub-Account	G30 Sub-Account
Income:
Dividend income	$36,308	$19,729	$24,354
Expenses:
Mortality and expense risk charges	(13,190)	(6,922)	(19,429)
Administration and distribution charges	(3,681)	(1,915)	(3,472)

Net investment income (loss)	19,437	10,892	1,453

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(17,793)	(9,033)	(141,222)
Realized gain distributions	—	—	122,961

Net realized gains (losses)	(17,793)	(9,033)	(18,261)

Net change in unrealized appreciation (depreciation)	189,935	100,401	172,690

Net realized and change in unrealized gains (losses)	172,142	91,368	154,429

Net increase (decrease) from operations	$191,579	$102,260	$155,882

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	521 Sub-Account	520 Sub-Account	G33 Sub-Account
Income:
Dividend income	$13,832	$—	$35,627
Expenses:
Mortality and expense risk charges	(15,642)	(28,603)	(17,078)
Administration and distribution charges	(4,448)	(8,406)	(2,531)

Net investment income (loss)	(6,258)	(37,009)	16,018

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,802)	(38,982)	2,019
Realized gain distributions	—	105,064	—

Net realized gains (losses)	(7,802)	66,082	2,019

Net change in unrealized appreciation (depreciation)	234,804	747,509	191,667

Net realized and change in unrealized gains (losses)	227,002	813,591	193,686

Net increase (decrease) from operations	$220,744	$776,582	$209,704

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	G31 Sub-Account	O00 Sub-Account	V15 Sub-Account
Income:
Dividend income	$25,842	$—	$—
Expenses:
Mortality and expense risk charges	(44,785)	(5,547)	(126,183)
Administration and distribution charges	(8,621)	(1,387)	(24,955)

Net investment income (loss)	(27,564)	(6,934)	(151,138)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,063	(81,366)	(2,779)
Realized gain distributions	—	—	234,989

Net realized gains (losses)	2,063	(81,366)	232,210

Net change in unrealized appreciation (depreciation)	767,349	140,884	3,334,504

Net realized and change in unrealized gains (losses)	769,412	59,518	3,566,714

Net increase (decrease) from operations	$741,848	$52,584	$3,415,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V52 Sub-Account	A39 Sub-Account	AC3 Sub-Account
Income:
Dividend income	$—	$47,759	$271
Expenses:
Mortality and expense risk charges	(1,273)	(77,195)	(742)
Administration and distribution charges	(443)	(18,141)	(190)

Net investment income (loss)	(1,716)	(47,577)	(661)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,716)	(214,980)	(4,065)
Realized gain distributions	2,049	154,123	1,347

Net realized gains (losses)	(1,667)	(60,857)	(2,718)

Net change in unrealized appreciation (depreciation)	32,879	1,383,718	15,635

Net realized and change in unrealized gains (losses)	31,212	1,322,861	12,917

Net increase (decrease) from operations	$29,496	$1,275,284	$12,256

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A21 Sub-Account	AC1 Sub-Account	I76 Sub-Account
Income:
Dividend income	$8,945	$—	$—
Expenses:
Mortality and expense risk charges	(55,939)	(1,851)	(9,923)
Administration and distribution charges	(12,480)	(456)	(2,466)

Net investment income (loss)	(59,474)	(2,307)	(12,389)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(70,926)	(244)	(50,465)
Realized gain distributions	3,349	103	14,587

Net realized gains (losses)	(67,577)	(141)	(35,878)

Net change in unrealized appreciation (depreciation)	834,232	22,739	168,127

Net realized and change in unrealized gains (losses)	766,655	22,598	132,249

Net increase (decrease) from operations	$707,181	$20,291	$119,860

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	J43 Sub-Account	J32 Sub-Account	MD8 Sub-Account
Income:
Dividend income	$15,400	$48,260	$554,702
Expenses:
Mortality and expense risk charges	(14,240)	(37,776)	(149,243)
Administration and distribution charges	(3,444)	(7,836)	(35,729)

Net investment income (loss)	(2,284)	2,648	369,730

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(28,619)	55,324	—
Realized gain distributions	10,283	142,508	—

Net realized gains (losses)	(18,336)	197,832	—

Net change in unrealized appreciation (depreciation)	140,916	489,714	—

Net realized and change in unrealized gains (losses)	122,580	687,546	—

Net increase (decrease) from operations	$120,296	$690,194	$369,730

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M07 Sub-Account	M35 Sub-Account	M31 Sub-Account
Income:
Dividend income	$178,047	$140,567	$—
Expenses:
Mortality and expense risk charges	(104,238)	(96,138)	(190,429)
Administration and distribution charges	(26,362)	(30,377)	(39,119)

Net investment income (loss)	47,447	14,052	(229,548)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(95,998)	(59,726)	447,792
Realized gain distributions	370,821	335,504	1,223,682

Net realized gains (losses)	274,823	275,778	1,671,474

Net change in unrealized appreciation (depreciation)	436,534	349,933	3,097,227

Net realized and change in unrealized gains (losses)	711,357	625,711	4,768,701

Net increase (decrease) from operations	$758,804	$639,763	$4,539,153

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M80 Sub-Account	MF1 Sub-Account	M05 Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(34,345)	(173,308)	(81,845)
Administration and distribution charges	(9,946)	(49,841)	(22,048)

Net investment income (loss)	(44,291)	(223,149)	(103,893)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	52,455	(548,311)	(925,956)
Realized gain distributions	241,970	196,434	—

Net realized gains (losses)	294,425	(351,877)	(925,956)

Net change in unrealized appreciation (depreciation)	593,959	3,179,263	1,886,057

Net realized and change in unrealized gains (losses)	888,384	2,827,386	960,101

Net increase (decrease) from operations	$844,093	$2,604,237	$856,208

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M42 Sub-Account	M06 Sub-Account	M33 Sub-Account
Income:
Dividend income	$—	$177,789	$59,036
Expenses:
Mortality and expense risk charges	(81,992)	(66,294)	(128,437)
Administration and distribution charges	(27,842)	(17,323)	(45,006)

Net investment income (loss)	(109,834)	94,172	(114,407)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(817,075)	(208,359)	194,210
Realized gain distributions	—	—	623,930

Net realized gains (losses)	(817,075)	(208,359)	818,140

Net change in unrealized appreciation (depreciation)	1,753,505	429,591	1,432,547

Net realized and change in unrealized gains (losses)	936,430	221,232	2,250,687

Net increase (decrease) from operations	$826,596	$315,404	$2,136,280

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M44 Sub-Account	M40 Sub-Account	M83 Sub-Account
Income:
Dividend income	$210,615	$50,822	$535,592
Expenses:
Mortality and expense risk charges	(73,082)	(18,607)	(382,561)
Administration and distribution charges	(14,778)	(6,329)	(111,692)

Net investment income (loss)	122,755	25,886	41,339

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	150,425	18,767	444,712
Realized gain distributions	325,895	85,246	2,251,244

Net realized gains (losses)	476,320	104,013	2,695,956

Net change in unrealized appreciation (depreciation)	(837,081)	(198,597)	(747,879)

Net realized and change in unrealized gains (losses)	(360,761)	(94,584)	1,948,077

Net increase (decrease) from operations	$(238,006)	$(68,698)	$1,989,416

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MB6 Sub-Account	MB7 Sub-Account	M96 Sub-Account
Income:
Dividend income	$58,909	$28,920	$55,627
Expenses:
Mortality and expense risk charges	(50,266)	(30,600)	(43,383)
Administration and distribution charges	(11,176)	(10,675)	(10,099)

Net investment income (loss)	(2,533)	(12,355)	2,145

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	19,967	36,275	(111,178)
Realized gain distributions	331,011	214,640	—

Net realized gains (losses)	350,978	250,915	(111,178)

Net change in unrealized appreciation (depreciation)	660,903	389,179	209,288

Net realized and change in unrealized gains (losses)	1,011,881	640,094	98,110

Net increase (decrease) from operations	$1,009,348	$627,739	$100,255

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD2 Sub-Account	MA6 Sub-Account	MA3 Sub-Account
Income:
Dividend income	$23,571	$761,391	$130,639
Expenses:
Mortality and expense risk charges	(23,645)	(155,834)	(28,957)
Administration and distribution charges	(7,927)	(43,423)	(9,452)

Net investment income (loss)	(8,001)	562,134	92,230

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(95,079)	(412,555)	(95,549)
Realized gain distributions	—	—	—

Net realized gains (losses)	(95,079)	(412,555)	(95,549)

Net change in unrealized appreciation (depreciation)	150,190	1,179,350	250,917

Net realized and change in unrealized gains (losses)	55,111	766,795	155,368

Net increase (decrease) from operations	$47,110	$1,328,929	$247,598

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD6 Sub-Account	MB3 Sub-Account	MB8 Sub-Account
Income:
Dividend income	$35,592	$1,993	$98,301
Expenses:
Mortality and expense risk charges	(136,903)	(46,345)	(150,156)
Administration and distribution charges	(35,814)	(16,584)	(43,009)

Net investment income (loss)	(137,125)	(60,936)	(94,864)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	218,647	113,452	(229,584)
Realized gain distributions	615,748	215,469	430,223

Net realized gains (losses)	834,395	328,921	200,639

Net change in unrealized appreciation (depreciation)	1,727,792	533,281	1,933,209

Net realized and change in unrealized gains (losses)	2,562,187	862,202	2,133,848

Net increase (decrease) from operations	$2,425,062	$801,266	$2,038,984

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF6 Sub-Account	MG3 Sub-Account	PK8 Sub-Account
Income:
Dividend income	$75,031	$338,938	$499,028
Expenses:
Mortality and expense risk charges	(101,758)	(230,344)	(104,797)
Administration and distribution charges	(30,488)	(67,812)	(30,836)

Net investment income (loss)	(57,215)	40,782	363,395

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(150,081)	379,827	(373,268)
Realized gain distributions	610,860	642,797	—

Net realized gains (losses)	460,779	1,022,624	(373,268)

Net change in unrealized appreciation (depreciation)	399,718	977,187	794,030

Net realized and change in unrealized gains (losses)	860,497	1,999,811	420,762

Net increase (decrease) from operations	$803,282	$2,040,593	$784,157

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P06 Sub-Account	P07 Sub-Account	R03 Sub-Account
Income:
Dividend income	$95,970	$660,389	$—
Expenses:
Mortality and expense risk charges	(38,625)	(221,577)	(15,245)
Administration and distribution charges	(10,088)	(64,189)	(4,055)

Net investment income (loss)	47,257	374,623	(19,300)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(108,222)	(816,719)	55,994
Realized gain distributions	—	—	—

Net realized gains (losses)	(108,222)	(816,719)	55,994

Net change in unrealized appreciation (depreciation)	123,578	1,185,621	452,418

Net realized and change in unrealized gains (losses)	15,356	368,902	508,412

Net increase (decrease) from operations	$62,613	$743,525	$489,112

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

R02 Sub-Account
Income:
Dividend income	$—
Expenses:
Mortality and expense risk charges	(5,962)
Administration and distribution charges	(1,284)

Net investment income (loss)	(7,246)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	34,092
Realized gain distributions	—

Net realized gains (losses)	34,092

Net change in unrealized appreciation (depreciation)	111,530

Net realized and change in unrealized gains (losses)	145,622

Net increase (decrease) from operations	$138,376

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A70 Sub-Account		A71 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(7,614)	$(8,558)	$(21,576)	$(34,972)
Net realized gains (losses)	32,255	49,180	484,289	1,383,151
Net change in unrealized appreciation (depreciation)	33,862	(250,126)	227,472	(1,853,252)

Net increase (decrease) in net assets from operations	58,503	(209,504)	690,185	(505,073)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	370	428,012	452,752
Transfers between Sub-Accounts (including the Fixed Account), net	1,848	(77,193)	(283,518)	79,407
Withdrawals, surrenders, annuitizations and contract charges	(47,462)	(28,741)	(1,229,849)	(907,585)

Net accumulation activity	(45,614)	(105,564)	(1,085,355)	(375,426)

Annuitization Activity:
Annuitizations	—	—	—	7,307
Annuity payments and contract charges	(2,698)	(2,460)	(13,049)	(2,762)
Adjustments to annuity reserves	1,006	(3,692)	(1,359)	9

Net annuitization activity	(1,692)	(6,152)	(14,408)	4,554

Net increase (decrease) from contract owner transactions	(47,306)	(111,716)	(1,099,763)	(370,872)

Total increase (decrease) in net assets	11,197	(321,220)	(409,578)	(875,945)
Net assets at beginning of year	463,924	785,144	7,624,210	8,500,155

Net assets at end of year	$475,121	$463,924	$7,214,632	$7,624,210

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AM2 Sub-Account		A19 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(9,916)	$(12,288)	$(14,134)	$(15,955)
Net realized gains (losses)	(4,603)	118,923	(107,603)	437,204
Net change in unrealized appreciation (depreciation)	76,468	(421,048)	261,101	(1,048,338)

Net increase (decrease) in net assets from operations	61,949	(314,413)	139,364	(627,089)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	75	16,973	5,063	1,290
Transfers between Sub-Accounts (including the Fixed Account), net	(21,738)	(49,630)	8,237	(35,797)
Withdrawals, surrenders, annuitizations and contract charges	(87,866)	(108,264)	(40,663)	(25,232)

Net accumulation activity	(109,529)	(140,921)	(27,363)	(59,739)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(3,350)	(3,410)
Adjustments to annuity reserves	—	—	804	9

Net annuitization activity	—	—	(2,546)	(3,401)

Net increase (decrease) from contract owner transactions	(109,529)	(140,921)	(29,909)	(63,140)

Total increase (decrease) in net assets	(47,580)	(455,334)	109,455	(690,229)
Net assets at beginning of year	667,155	1,122,489	888,247	1,578,476

Net assets at end of year	$619,575	$667,155	$997,702	$888,247

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A55 Sub-Account		A51 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(2,416)	$(2,190)	$(18,046)	$(21,456)
Net realized gains (losses)	408,776	624,825	(125,150)	190,605
Net change in unrealized appreciation (depreciation)	448,050	(1,441,523)	301,825	(977,717)

Net increase (decrease) in net assets from operations	854,410	(818,888)	158,629	(808,568)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	108,200	83,726	50,154	—
Transfers between Sub-Accounts (including the Fixed Account), net	9,488	120,279	4,367	(11,364)
Withdrawals, surrenders, annuitizations and contract charges	(454,792)	(580,633)	(234,372)	(78,573)

Net accumulation activity	(337,104)	(376,628)	(179,851)	(89,937)

Annuitization Activity:
Annuitizations	62,841	—	—	—
Annuity payments and contract charges	(1,738)	(21,286)	(256)	(303)
Adjustments to annuity reserves	(75)	(33,234)	313	(443)

Net annuitization activity	61,028	(54,520)	57	(746)

Net increase (decrease) from contract owner transactions	(276,076)	(431,148)	(179,794)	(90,683)

Total increase (decrease) in net assets	578,334	(1,250,036)	(21,165)	(899,251)
Net assets at beginning of year	4,020,511	5,270,547	1,235,146	2,134,397

Net assets at end of year	$4,598,845	$4,020,511	$1,213,981	$1,235,146

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C53 Sub-Account		L13 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$3,750	$(1,469)	$(206)	$(424)
Net realized gains (losses)	118,093	144,611	20,213	14,033
Net change in unrealized appreciation (depreciation)	(53,729)	(230,728)	13,593	(41,248)

Net increase (decrease) in net assets from operations	68,114	(87,586)	33,600	(27,639)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	62,307	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(842)	(14,857)	5,362	(9,457)
Withdrawals, surrenders, annuitizations and contract charges	(172,499)	(158,883)	(6,923)	(41,330)

Net accumulation activity	(111,034)	(173,740)	(1,561)	(50,787)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	1,011	(1,801)	—	—
Adjustments to annuity reserves	(13,369)	285	—	—

Net annuitization activity	(12,358)	(1,516)	—	—

Net increase (decrease) from contract owner transactions	(123,392)	(175,256)	(1,561)	(50,787)

Total increase (decrease) in net assets	(55,278)	(262,842)	32,039	(78,426)
Net assets at beginning of year	644,033	906,875	247,573	325,999

Net assets at end of year	$588,755	$644,033	$279,612	$247,573

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F24 Sub-Account		F99 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(190,021)	$(200,581)	$(194,712)	$(162,365)
Net realized gains (losses)	1,063,926	1,529,436	1,217,549	1,417,342
Net change in unrealized appreciation (depreciation)	3,067,834	(6,865,997)	2,781,767	(5,587,766)

Net increase (decrease) in net assets from operations	3,941,739	(5,537,142)	3,804,604	(4,332,789)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	663,658	497,075	274,790	639,706
Transfers between Sub-Accounts (including the Fixed Account), net	(565,318)	212,512	(1,248,261)	527,215
Withdrawals, surrenders, annuitizations and contract charges	(2,342,882)	(2,648,022)	(1,632,528)	(1,702,788)

Net accumulation activity	(2,244,542)	(1,938,435)	(2,605,999)	(535,867)

Annuitization Activity:
Annuitizations	173,836	—	123,575	89,527
Annuity payments and contract charges	(17,009)	(26,138)	(81,779)	(32,844)
Adjustments to annuity reserves	3,881	443	(1,839)	(1,399)

Net annuitization activity	160,708	(25,695)	39,957	55,284

Net increase (decrease) from contract owner transactions	(2,083,834)	(1,964,130)	(2,566,042)	(480,583)

Total increase (decrease) in net assets	1,857,905	(7,501,272)	1,238,562	(4,813,372)
Net assets at beginning of year	13,537,339	21,038,611	12,269,969	17,083,341

Net assets at end of year	$15,395,244	$13,537,339	$13,508,531	$12,269,969

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F91 Sub-Account		FE3 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(11,573)	$(26,111)	$(367,932)	$134,330
Net realized gains (losses)	34,004	808,835	1,304,078	1,079,796
Net change in unrealized appreciation (depreciation)	243,542	(2,095,648)	984,330	(4,039,040)

Net increase (decrease) in net assets from operations	265,973	(1,312,924)	1,920,476	(2,824,914)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	19,035	36,881	824,803	756,534
Transfers between Sub-Accounts (including the Fixed Account), net	(32,558)	262,441	103,915	(1,944,381)
Withdrawals, surrenders, annuitizations and contract charges	(166,899)	(5,986,808)	(2,592,271)	(3,086,882)

Net accumulation activity	(180,422)	(5,687,486)	(1,663,553)	(4,274,729)

Annuitization Activity:
Annuitizations	32,702	—	87,865	128,549
Annuity payments and contract charges	(3,653)	—	(130,774)	(67,700)
Adjustments to annuity reserves	(103)	—	(14,913)	(9,128)

Net annuitization activity	28,946	—	(57,822)	51,721

Net increase (decrease) from contract owner transactions	(151,476)	(5,687,486)	(1,721,375)	(4,223,008)

Total increase (decrease) in net assets	114,497	(7,000,410)	199,101	(7,047,922)
Net assets at beginning of year	1,486,071	8,486,481	23,987,659	31,035,581

Net assets at end of year	$1,600,568	$1,486,071	$24,186,760	$23,987,659

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T20 Sub-Account		F56 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$19,437	$18,176	$10,892	$(8,007)
Net realized gains (losses)	(17,793)	(35,907)	(9,033)	(20,694)
Net change in unrealized appreciation (depreciation)	189,935	(100,941)	100,401	(59,354)

Net increase (decrease) in net assets from operations	191,579	(118,672)	102,260	(88,055)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,270	205,574	146	6,611
Transfers between Sub-Accounts (including the Fixed Account), net	(65,408)	(40,319)	(3,524)	(2,581)
Withdrawals, surrenders, annuitizations and contract charges	(101,639)	(312,385)	(56,700)	(26,161)

Net accumulation activity	(161,777)	(147,130)	(60,078)	(22,131)

Annuitization Activity:
Annuitizations	—	64	—	—
Annuity payments and contract charges	(121)	(137)	—	—
Adjustments to annuity reserves	33	(22)	—	—

Net annuitization activity	(88)	(95)	—	—

Net increase (decrease) from contract owner transactions	(161,865)	(147,225)	(60,078)	(22,131)

Total increase (decrease) in net assets	29,714	(265,897)	42,182	(110,186)
Net assets at beginning of year	1,077,978	1,343,875	559,167	669,353

Net assets at end of year	$1,107,692	$1,077,978	$601,349	$559,167

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	G30 Sub-Account		521 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$1,453	$(1,541)	$(6,258)	$(16,589)
Net realized gains (losses)	(18,261)	195,275	(7,802)	7,184
Net change in unrealized appreciation (depreciation)	172,690	(375,133)	234,804	(334,568)

Net increase (decrease) in net assets from operations	155,882	(181,399)	220,744	(343,973)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	20,624	20,467	—	3,404
Transfers between Sub-Accounts (including the Fixed Account), net	(55,692)	103,039	(3,454)	(6,264)
Withdrawals, surrenders, annuitizations and contract charges	(766,520)	(298,083)	(15,112)	(63,800)

Net accumulation activity	(801,588)	(174,577)	(18,566)	(66,660)

Annuitization Activity:
Annuitizations	—	12,267	—	—
Annuity payments and contract charges	(1,478)	(1,371)	(1,832)	(1,926)
Adjustments to annuity reserves	(1,184)	(121)	837	(223)

Net annuitization activity	(2,662)	10,775	(995)	(2,149)

Net increase (decrease) from contract owner transactions	(804,250)	(163,802)	(19,561)	(68,809)

Total increase (decrease) in net assets	(648,368)	(345,201)	201,183	(412,782)
Net assets at beginning of year	2,103,430	2,448,631	1,278,436	1,691,218

Net assets at end of year	$1,455,062	$2,103,430	$1,479,619	$1,278,436

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	520 Sub-Account		G33 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(37,009)	$(34,650)	$16,018	$23,649
Net realized gains (losses)	66,082	367,273	2,019	(22,447)
Net change in unrealized appreciation (depreciation)	747,509	(1,289,629)	191,667	(245,669)

Net increase (decrease) in net assets from operations	776,582	(957,006)	209,704	(244,467)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	85,670	320	37,165	—
Transfers between Sub-Accounts (including the Fixed Account), net	78,656	109,182	(25,967)	(38,628)
Withdrawals, surrenders, annuitizations and contract charges	(127,662)	(65,368)	(116,707)	(71,670)

Net accumulation activity	36,664	44,134	(105,509)	(110,298)

Annuitization Activity:
Annuitizations	—	—	—	3,911
Annuity payments and contract charges	(1,505)	(3,441)	(13,074)	(3,364)
Adjustments to annuity reserves	5,328	(1,533)	787	36

Net annuitization activity	3,823	(4,974)	(12,287)	583

Net increase (decrease) from contract owner transactions	40,487	39,160	(117,796)	(109,715)

Total increase (decrease) in net assets	817,069	(917,846)	91,908	(354,182)
Net assets at beginning of year	1,956,184	2,874,030	1,300,522	1,654,704

Net assets at end of year	$2,773,253	$1,956,184	$1,392,430	$1,300,522

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	G31 Sub-Account		O00 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(27,564)	$(24,691)	$(6,934)	$(9,088)
Net realized gains (losses)	2,063	43,892	(81,366)	169,380
Net change in unrealized appreciation (depreciation)	767,349	(983,790)	140,884	(417,118)

Net increase (decrease) in net assets from operations	741,848	(964,589)	52,584	(256,826)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	4,008	44,608	1,196
Transfers between Sub-Accounts (including the Fixed Account), net	(55,316)	(11,118)	(64,927)	28,516
Withdrawals, surrenders, annuitizations and contract charges	(168,956)	(347,675)	(160,285)	(11,626)

Net accumulation activity	(224,272)	(354,785)	(180,604)	18,086

Annuitization Activity:
Annuitizations	—	12,760	—	—
Annuity payments and contract charges	(4,541)	(5,479)	(3,138)	(3,370)
Adjustments to annuity reserves	(716)	1,265	(2,547)	332

Net annuitization activity	(5,257)	8,546	(5,685)	(3,038)

Net increase (decrease) from contract owner transactions	(229,529)	(346,239)	(186,289)	15,048

Total increase (decrease) in net assets	512,319	(1,310,828)	(133,705)	(241,778)
Net assets at beginning of year	3,494,277	4,805,105	564,359	806,137

Net assets at end of year	$4,006,596	$3,494,277	$430,654	$564,359

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V15 Sub-Account		V52 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(151,138)	$(156,360)	$(1,716)	$(2,090)
Net realized gains (losses)	232,210	3,139,928	(1,667)	34,055
Net change in unrealized appreciation (depreciation)	3,334,504	(7,507,827)	32,879	(78,823)

Net increase (decrease) in net assets from operations	3,415,576	(4,524,259)	29,496	(46,858)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	411,716	116,929	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(415,951)	60,908	(656)	476
Withdrawals, surrenders, annuitizations and contract charges	(1,070,756)	(852,863)	(23,294)	(5,014)

Net accumulation activity	(1,074,991)	(675,026)	(23,950)	(4,538)

Annuitization Activity:
Annuitizations	19,041	7,961	—	—
Annuity payments and contract charges	(15,980)	(91,774)	(3,017)	(3,093)
Adjustments to annuity reserves	(15,745)	(6,752)	(745)	(10,544)

Net annuitization activity	(12,684)	(90,565)	(3,762)	(13,637)

Net increase (decrease) from contract owner transactions	(1,087,675)	(765,591)	(27,712)	(18,175)

Total increase (decrease) in net assets	2,327,901	(5,289,850)	1,784	(65,033)
Net assets at beginning of year	9,189,277	14,479,127	84,978	150,011

Net assets at end of year	$11,517,178	$9,189,277	$86,762	$84,978

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A39 Sub-Account		AC3 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(47,577)	$(37,156)	$(661)	$(565)
Net realized gains (losses)	(60,857)	991,142	(2,718)	10,387
Net change in unrealized appreciation (depreciation)	1,383,718	(2,757,371)	15,635	(26,707)

Net increase (decrease) in net assets from operations	1,275,284	(1,803,385)	12,256	(16,885)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	398,638	147,835	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	13,234	(60,004)	(1,088)	1,129
Withdrawals, surrenders, annuitizations and contract charges	(974,085)	(483,491)	(12,264)	(18)

Net accumulation activity	(562,213)	(395,660)	(13,352)	1,111

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(8,913)	(94,267)	—	—
Adjustments to annuity reserves	2,296	(4,189)	—	—

Net annuitization activity	(6,617)	(98,456.00)	—	—

Net increase (decrease) from contract owner transactions	(568,830)	(494,116)	(13,352)	1,111

Total increase (decrease) in net assets	706,454	(2,297,501)	(1,096)	(15,774)
Net assets at beginning of year	6,157,753	8,455,254	61,643	77,417

Net assets at end of year	$6,864,207	$6,157,753	$60,547	$61,643

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A21 Sub-Account		AC1 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(59,474)	$9,202	$(2,307)	$(435)
Net realized gains (losses)	(67,577)	613,569	(141)	15,143
Net change in unrealized appreciation (depreciation)	834,232	(1,881,314)	22,739	(51,836)

Net increase (decrease) in net assets from operations	707,181	(1,258,543)	20,291	(37,128)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	46,122	197,683	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(40,460)	(12,200)	374	(23,431)
Withdrawals, surrenders, annuitizations and contract charges	(507,926)	(1,105,473)	(4,086)	(218)

Net accumulation activity	(502,264)	(919,990)	(3,712)	(23,649)

Annuitization Activity:
Annuitizations	2,358	—	—	—
Annuity payments and contract charges	(15,454)	(3,644)	—	—
Adjustments to annuity reserves	343	22	—	—

Net annuitization activity	(12,753)	(3,622)	—	—

Net increase (decrease) from contract owner transactions	(515,017)	(923,612)	(3,712)	(23,649)

Total increase (decrease) in net assets	192,164	(2,182,155)	16,579	(60,777)
Net assets at beginning of year	4,538,101	6,720,256	129,582	190,359

Net assets at end of year	$4,730,265	$4,538,101	$146,161	$129,582

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	I76 Sub-Account		J43 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(12,389)	$(14,650)	$(2,284)	$(13,917)
Net realized gains (losses)	(35,878)	172,282	(18,336)	264,595
Net change in unrealized appreciation (depreciation)	168,127	(414,599)	140,916	(568,984)

Net increase (decrease) in net assets from operations	119,860	(256,967)	120,296	(318,306)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	37,986	262	3,617	16,372
Transfers between Sub-Accounts (including the Fixed Account), net	(135,768)	41,134	(1,196)	41,055
Withdrawals, surrenders, annuitizations and contract charges	(108,917)	(70,442)	(122,577)	(156,794)

Net accumulation activity	(206,699)	(29,046)	(120,156)	(99,367)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(3,492)	(3,382)	(3,465)	(3,806)
Adjustments to annuity reserves	(1,816)	1,898	(1,615)	2,741

Net annuitization activity	(5,308)	(1,484)	(5,080)	(1,065)

Net increase (decrease) from contract owner transactions	(212,007)	(30,530)	(125,236)	(100,432)

Total increase (decrease) in net assets	(92,147)	(287,497)	(4,940)	(418,738)
Net assets at beginning of year	913,677	1,201,174	1,184,730	1,603,468

Net assets at end of year	$821,530	$913,677	$1,179,790	$1,184,730

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	J32 Sub-Account		MD8 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$2,648	$(29,478)	$369,730	$(43,525)
Net realized gains (losses)	197,832	622,595	—	—
Net change in unrealized appreciation (depreciation)	489,714	(1,303,786)	—	—

Net increase (decrease) in net assets from operations	690,194	(710,669)	369,730	(43,525)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	9,096	34,409	935,306	1,624,099
Transfers between Sub-Accounts (including the Fixed Account), net	110,145	(10,276)	2,472,843	512,648
Withdrawals, surrenders, annuitizations and contract charges	(152,983)	(453,199)	(1,813,382)	(2,397,773)

Net accumulation activity	(33,742)	(429,066)	1,594,767	(261,026)

Annuitization Activity:
Annuitizations	—	(140)	55,517	—
Annuity payments and contract charges	(8,610)	(9,033)	(60,610)	(57,334)
Adjustments to annuity reserves	5,293	1,918	798	(74)

Net annuitization activity	(3,317)	(7,255)	(4,295)	(57,408)

Net increase (decrease) from contract owner transactions	(37,059)	(436,321)	1,590,472	(318,434)

Total increase (decrease) in net assets	653,135	(1,146,990)	1,960,202	(361,959)
Net assets at beginning of year	2,742,288	3,889,278	11,153,814	11,515,773

Net assets at end of year	$3,395,423	$2,742,288	$13,114,016	$11,153,814

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M07 Sub-Account		M35 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$47,447	$21,451	$14,052	$(12,107)
Net realized gains (losses)	274,823	979,131	275,778	818,474
Net change in unrealized appreciation (depreciation)	436,534	(2,228,263)	349,933	(1,974,396)

Net increase (decrease) in net assets from operations	758,804	(1,227,681)	639,763	(1,168,029)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	718,218	428,442	104,687	121,607
Transfers between Sub-Accounts (including the Fixed Account), net	63,422	(150,230)	(77,224)	(67,871)
Withdrawals, surrenders, annuitizations and contract charges	(1,790,479)	(1,429,732)	(1,191,302)	(1,064,151)

Net accumulation activity	(1,008,839)	(1,151,520)	(1,163,839)	(1,010,415)

Annuitization Activity:
Annuitizations	50,929	—	28,797	9,994
Annuity payments and contract charges	(119,478)	(37)	(2,953)	(7,897)
Adjustments to annuity reserves	26,773	(13,569)	(1,166)	(452)

Net annuitization activity	(41,776)	(13,606)	24,678	1,645

Net increase (decrease) from contract owner transactions	(1,050,615)	(1,165,126)	(1,139,161)	(1,008,770)

Total increase (decrease) in net assets	(291,811)	(2,392,807)	(499,398)	(2,176,799)
Net assets at beginning of year	9,356,145	11,748,952	8,306,271	10,483,070

Net assets at end of year	$9,064,334	$9,356,145	$7,806,873	$8,306,271

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M31 Sub-Account		M80 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(229,548)	$(242,314)	$(44,291)	$(46,280)
Net realized gains (losses)	1,671,474	3,000,323	294,425	440,080
Net change in unrealized appreciation (depreciation)	3,097,227	(9,958,147)	593,959	(1,694,775)

Net increase (decrease) in net assets from operations	4,539,153	(7,200,138)	844,093	(1,300,975)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	78,827	478,581	240,019	9,670
Transfers between Sub-Accounts (including the Fixed Account), net	(332,959)	(156,176)	(5,868)	90,235
Withdrawals, surrenders, annuitizations and contract charges	(1,140,918)	(2,025,113)	(435,688)	(262,445)

Net accumulation activity	(1,395,050)	(1,702,708)	(201,537)	(162,540)

Annuitization Activity:
Annuitizations	84,905	—	36,299	—
Annuity payments and contract charges	(114,519)	(44,600)	(4,150)	—
Adjustments to annuity reserves	24,982	(63,572)	5	—

Net annuitization activity	(4,632)	(108,172)	32,154	—

Net increase (decrease) from contract owner transactions	(1,399,682)	(1,810,880)	(169,383)	(162,540)

Total increase (decrease) in net assets	3,139,471	(9,011,018)	674,710	(1,463,515)
Net assets at beginning of year	14,007,384	23,018,402	2,523,867	3,987,382

Net assets at end of year	$17,146,855	$14,007,384	$3,198,577	$2,523,867

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF1 Sub-Account		M05 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(223,149)	$(248,122)	$(103,893)	$(113,978)
Net realized gains (losses)	(351,877)	2,117,061	(925,956)	2,135,822
Net change in unrealized appreciation (depreciation)	3,179,263	(8,377,066)	1,886,057	(5,196,402)

Net increase (decrease) in net assets from operations	2,604,237	(6,508,127)	856,208	(3,174,558)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	304,268	633,072	266,697	485,732
Transfers between Sub-Accounts (including the Fixed Account), net	(693,333)	762,283	(86,023)	470,887
Withdrawals, surrenders, annuitizations and contract charges	(1,458,720)	(2,510,811)	(886,611)	(1,229,245)

Net accumulation activity	(1,847,785)	(1,115,456)	(705,937)	(272,626)

Annuitization Activity:
Annuitizations	9,462	107,357	72,759	92,960
Annuity payments and contract charges	(58,266)	(113,239)	(41,655)	(8,937)
Adjustments to annuity reserves	(8,297)	(64,624)	(948)	2,508

Net annuitization activity	(57,101)	(70,506)	30,156	86,531

Net increase (decrease) from contract owner transactions	(1,904,886)	(1,185,962)	(675,781)	(186,095)

Total increase (decrease) in net assets	699,351	(7,694,089)	180,427	(3,360,653)
Net assets at beginning of year	14,409,891	22,103,980	7,066,132	10,426,785

Net assets at end of year	$15,109,242	$14,409,891	$7,246,559	$7,066,132

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M42 Sub-Account		M06 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(109,834)	$(118,416)	$94,172	$78,951
Net realized gains (losses)	(817,075)	2,116,632	(208,359)	(137,476)
Net change in unrealized appreciation (depreciation)	1,753,505	(5,041,695)	429,591	(1,158,989)

Net increase (decrease) in net assets from operations	826,596	(3,043,479)	315,404	(1,217,514)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	190,785	111,508	132,351	822,551
Transfers between Sub-Accounts (including the Fixed Account), net	(50,076)	826,458	192,111	(317,557)
Withdrawals, surrenders, annuitizations and contract charges	(659,776)	(747,054)	(875,024)	(1,901,558)

Net accumulation activity	(519,067)	190,912	(550,562)	(1,396,564)

Annuitization Activity:
Annuitizations	33,334	—	22,174	(142)
Annuity payments and contract charges	(17,799)	(16,039)	(6,708)	(4,586)
Adjustments to annuity reserves	(7,100)	(2,786)	500	(670)

Net annuitization activity	8,435	(18,825)	15,966	(5,398)

Net increase (decrease) from contract owner transactions	(510,632)	172,087	(534,596)	(1,401,962)

Total increase (decrease) in net assets	315,964	(2,871,392)	(219,192)	(2,619,476)
Net assets at beginning of year	6,859,544	9,730,936	5,846,995	8,466,471

Net assets at end of year	$7,175,508	$6,859,544	$5,627,803	$5,846,995

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M33 Sub-Account		M44 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(114,407)	$(125,975)	$122,755	$70,094
Net realized gains (losses)	818,140	1,877,900	476,320	471,088
Net change in unrealized appreciation (depreciation)	1,432,547	(4,395,975)	(837,081)	(632,337)

Net increase (decrease) in net assets from operations	2,136,280	(2,644,050)	(238,006)	(91,155)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	470,274	327,637	105,444	102,699
Transfers between Sub-Accounts (including the Fixed Account), net	(192,750)	(43,870)	2,581	(54,622)
Withdrawals, surrenders, annuitizations and contract charges	(1,288,486)	(1,476,460)	(1,098,033)	(1,218,952)

Net accumulation activity	(1,010,962)	(1,192,693)	(990,008)	(1,170,875)

Annuitization Activity:
Annuitizations	26,923	—	—	—
Annuity payments and contract charges	(27,731)	(45,598)	(11,285)	(59,253)
Adjustments to annuity reserves	(1,213)	(72,182)	(20,100)	4,952

Net annuitization activity	(2,021)	(117,780)	(31,385)	(54,301)

Net increase (decrease) from contract owner transactions	(1,012,983)	(1,310,473)	(1,021,393)	(1,225,176)

Total increase (decrease) in net assets	1,123,297	(3,954,523)	(1,259,399)	(1,316,331)
Net assets at beginning of year	10,887,060	14,841,583	7,120,798	8,437,129

Net assets at end of year	$12,010,357	$10,887,060	$5,861,399	$7,120,798

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M40 Sub-Account		M83 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$25,886	$11,392	$41,339	$(50,206)
Net realized gains (losses)	104,013	128,353	2,695,956	3,468,888
Net change in unrealized appreciation (depreciation)	(198,597)	(168,380)	(747,879)	(6,577,261)

Net increase (decrease) in net assets from operations	(68,698)	(28,635)	1,989,416	(3,158,579)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	51,351	6,588	795,991	1,658,073
Transfers between Sub-Accounts (including the Fixed Account), net	36,620	(119,809)	(15,357)	(1,266,800)
Withdrawals, surrenders, annuitizations and contract charges	(343,014)	(158,801)	(3,879,567)	(5,345,083)

Net accumulation activity	(255,043)	(272,022)	(3,098,933)	(4,953,810)

Annuitization Activity:
Annuitizations	—	—	100,523	65,280
Annuity payments and contract charges	—	—	(100,867)	(131,635)
Adjustments to annuity reserves	—	—	(9,093)	(10,731)

Net annuitization activity	—	—	(9,437)	(77,086)

Net increase (decrease) from contract owner transactions	(255,043)	(272,022)	(3,108,370)	(5,030,896)

Total increase (decrease) in net assets	(323,741)	(300,657)	(1,118,954)	(8,189,475)
Net assets at beginning of year	1,768,249	2,068,906	34,386,230	42,575,705

Net assets at end of year	$1,444,508	$1,768,249	$33,267,276	$34,386,230

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB6 Sub-Account		MB7 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(2,533)	$(16,488)	$(12,355)	$(18,311)
Net realized gains (losses)	350,978	945,686	250,915	484,443
Net change in unrealized appreciation (depreciation)	660,903	(1,850,373)	389,179	(998,381)

Net increase (decrease) in net assets from operations	1,009,348	(921,175)	627,739	(532,249)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	184,277	178,995	30,310	757
Transfers between Sub-Accounts (including the Fixed Account), net	91,392	(63,309)	(34,032)	(22,628)
Withdrawals, surrenders, annuitizations and contract charges	(839,045)	(685,757)	(143,117)	(67,124)

Net accumulation activity	(563,376)	(570,071)	(146,839)	(88,995)

Annuitization Activity:
Annuitizations	32,145	—	—	—
Annuity payments and contract charges	(3,600)	(36,924)	—	—
Adjustments to annuity reserves	(1,280)	(61,605)	—	—

Net annuitization activity	27,265	(98,529)	—	—

Net increase (decrease) from contract owner transactions	(536,111)	(668,600)	(146,839)	(88,995)

Total increase (decrease) in net assets	473,237	(1,589,775)	480,900	(621,244)
Net assets at beginning of year	4,056,008	5,645,783	2,447,592	3,068,836

Net assets at end of year	$4,529,245	$4,056,008	$2,928,492	$2,447,592

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$2,145	$24,917	$(8,001)	$5,216
Net realized gains (losses)	(111,178)	(120,656)	(95,079)	(36,882)
Net change in unrealized appreciation (depreciation)	209,288	(579,278)	150,190	(345,155)

Net increase (decrease) in net assets from operations	100,255	(675,017)	47,110	(376,821)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	111,323	93,612	72,827	18,553
Transfers between Sub-Accounts (including the Fixed Account), net	153,307	(152,199)	63,009	(16,680)
Withdrawals, surrenders, annuitizations and contract charges	(541,912)	(663,415)	(456,137)	(207,842)

Net accumulation activity	(277,282)	(722,002)	(320,301)	(205,969)

Annuitization Activity:
Annuitizations	—	1,372	—	—
Annuity payments and contract charges	(9,221)	(1,606)	—	—
Adjustments to annuity reserves	(53)	30	—	—

Net annuitization activity	(9,274)	(204)	—	—

Net increase (decrease) from contract owner transactions	(286,556)	(722,206)	(320,301)	(205,969)

Total increase (decrease) in net assets	(186,301)	(1,397,223)	(273,191)	(582,790)
Net assets at beginning of year	3,933,779	5,331,002	2,253,571	2,836,361

Net assets at end of year	$3,747,478	$3,933,779	$1,980,380	$2,253,571

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA6 Sub-Account		MA3 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$562,134	$561,783	$92,230	$105,188
Net realized gains (losses)	(412,555)	(552,578)	(95,549)	(100,663)
Net change in unrealized appreciation (depreciation)	1,179,350	(2,047,861)	250,917	(416,034)

Net increase (decrease) in net assets from operations	1,328,929	(2,038,656)	247,598	(411,509)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	459,137	487,237	100,053	43,391
Transfers between Sub-Accounts (including the Fixed Account), net	98,458	(926,168)	33,508	(136,455)
Withdrawals, surrenders, annuitizations and contract charges	(1,537,939)	(1,918,223)	(495,885)	(407,284)

Net accumulation activity	(980,344)	(2,357,154)	(362,324)	(500,348)

Annuitization Activity:
Annuitizations	14,554	44,410	—	7,067
Annuity payments and contract charges	(77,835)	(30,963)	—	(4,366)
Adjustments to annuity reserves	(1,396)	(3,101)	(838)	(153)

Net annuitization activity	(64,677)	10,346	(838)	2,548

Net increase (decrease) from contract owner transactions	(1,045,021)	(2,346,808)	(363,162)	(497,800)

Total increase (decrease) in net assets	283,908	(4,385,464)	(115,564)	(909,309)
Net assets at beginning of year	13,074,330	17,459,794	2,545,742	3,455,051

Net assets at end of year	$13,358,238	$13,074,330	$2,430,178	$2,545,742

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD6 Sub-Account		MB3 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(137,125)	$(165,647)	$(60,936)	$(64,930)
Net realized gains (losses)	834,395	2,195,827	328,921	664,543
Net change in unrealized appreciation (depreciation)	1,727,792	(5,072,422)	533,281	(1,644,058)

Net increase (decrease) in net assets from operations	2,425,062	(3,042,242)	801,266	(1,044,445)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	60,315	500,273	48,660	61,164
Transfers between Sub-Accounts (including the Fixed Account), net	(203,632)	110,631	(81,143)	39,517
Withdrawals, surrenders, annuitizations and contract charges	(1,372,704)	(1,283,056)	(340,381)	(390,526)

Net accumulation activity	(1,516,021)	(672,152)	(372,864)	(289,845)

Annuitization Activity:
Annuitizations	149,944	—	21,789	8,864
Annuity payments and contract charges	(10,290)	(20,195)	(2,381)	(978)
Adjustments to annuity reserves	(4,360)	(23,762)	(1,178)	(92)

Net annuitization activity	135,294	(43,957)	18,230	7,794

Net increase (decrease) from contract owner transactions	(1,380,727)	(716,109)	(354,634)	(282,051)

Total increase (decrease) in net assets	1,044,335	(3,758,351)	446,632	(1,326,496)
Net assets at beginning of year	11,602,182	15,360,533	3,762,669	5,089,165

Net assets at end of year	$12,646,517	$11,602,182	$4,209,301	$3,762,669

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB8 Sub-Account		MF6 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(94,864)	$(106,689)	$(57,215)	$8,216
Net realized gains (losses)	200,639	2,986,136	460,779	825,584
Net change in unrealized appreciation (depreciation)	1,933,209	(6,012,243)	399,718	(4,217,890)

Net increase (decrease) in net assets from operations	2,038,984	(3,132,796)	803,282	(3,384,090)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	333,140	214,143	233,285	168,060
Transfers between Sub-Accounts (including the Fixed Account), net	(460,747)	(138,834)	31,939	609,355
Withdrawals, surrenders, annuitizations and contract charges	(1,273,775)	(1,306,872)	(927,327)	(978,644)

Net accumulation activity	(1,401,382)	(1,231,563)	(662,103)	(201,229)

Annuitization Activity:
Annuitizations	35,798	87,615	8,010	38,433
Annuity payments and contract charges	(85,377)	(31,483)	(39,169)	(25,657)
Adjustments to annuity reserves	(11,963)	(3,567)	(4,099)	(2,512)

Net annuitization activity	(61,542)	52,565	(35,258)	10,264

Net increase (decrease) from contract owner transactions	(1,462,924)	(1,178,998)	(697,361)	(190,965)

Total increase (decrease) in net assets	576,060	(4,311,794)	105,921	(3,575,055)
Net assets at beginning of year	12,647,367	16,959,161	8,778,837	12,353,892

Net assets at end of year	$13,223,427	$12,647,367	$8,884,758	$8,778,837

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG3 Sub-Account		PK8 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$40,782	$(118,476)	$363,395	$312,571
Net realized gains (losses)	1,022,624	2,437,311	(373,268)	(390,489)
Net change in unrealized appreciation (depreciation)	977,187	(4,733,699)	794,030	(1,901,785)

Net increase (decrease) in net assets from operations	2,040,593	(2,414,864)	784,157	(1,979,703)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	690,835	604,923	271,929	201,428
Transfers between Sub-Accounts (including the Fixed Account), net	(215,112)	(820,108)	140,647	(57,999)
Withdrawals, surrenders, annuitizations and contract charges	(2,175,716)	(2,144,760)	(958,756)	(1,121,744)

Net accumulation activity	(1,699,993)	(2,359,945)	(546,180)	(978,315)

Annuitization Activity:
Annuitizations	59,506	65,322	12,039	48,109
Annuity payments and contract charges	(74,457)	(32,202)	(36,966)	(17,847)
Adjustments to annuity reserves	(11,668)	(2,503)	(2,387)	(1,607)

Net annuitization activity	(26,619)	30,617	(27,314)	28,655

Net increase (decrease) from contract owner transactions	(1,726,612)	(2,329,328)	(573,494)	(949,660)

Total increase (decrease) in net assets	313,981	(4,744,192)	210,663	(2,929,363)
Net assets at beginning of year	19,561,063	24,305,255	8,719,994	11,649,357

Net assets at end of year	$19,875,044	$19,561,063	$8,930,657	$8,719,994

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P06 Sub-Account		P07 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$47,257	$220,527	$374,623	$223,042
Net realized gains (losses)	(108,222)	(44,957)	(816,719)	(714,246)
Net change in unrealized appreciation (depreciation)	123,578	(760,247)	1,185,621	(3,317,212)

Net increase (decrease) in net assets from operations	62,613	(584,677)	743,525	(3,808,416)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	58,977	318,928	520,725	961,938
Transfers between Sub-Accounts (including the Fixed Account), net	108,769	59,374	1,493,734	(431,076)
Withdrawals, surrenders, annuitizations and contract charges	(742,129)	(925,020)	(3,155,360)	(3,016,077)

Net accumulation activity	(574,383)	(546,718)	(1,140,901)	(2,485,215)

Annuitization Activity:
Annuitizations	—	—	13,096	43,699
Annuity payments and contract charges	(816)	(852)	(40,062)	(27,036)
Adjustments to annuity reserves	60	54	(2,983)	(2,323)

Net annuitization activity	(756)	(798)	(29,949)	14,340

Net increase (decrease) from contract owner transactions	(575,139)	(547,516)	(1,170,850)	(2,470,875)

Total increase (decrease) in net assets	(512,526)	(1,132,193)	(427,325)	(6,279,291)
Net assets at beginning of year	3,557,373	4,689,566	18,946,896	25,226,187

Net assets at end of year	$3,044,847	$3,557,373	$18,519,571	$18,946,896

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	R03 Sub-Account		R02 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(19,300)	$(19,063)	$(7,246)	$(6,702)
Net realized gains (losses)	55,994	104,489	34,092	115,043
Net change in unrealized appreciation (depreciation)	452,418	(657,736)	111,530	(359,614)

Net increase (decrease) in net assets from operations	489,112	(572,310)	138,376	(251,273)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	713	2,300	22,839
Transfers between Sub-Accounts (including the Fixed Account), net	115,347	(88,100)	58,817	(74,665)
Withdrawals, surrenders, annuitizations and contract charges	(108,262)	(44,639)	(73,028)	(82,474)

Net accumulation activity	7,085	(132,026)	(11,911)	(134,300)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(6,727)	(6,147)	(6,774)	(7,142)
Adjustments to annuity reserves	11,554	(3,673)	11,749	(3,572)

Net annuitization activity	4,827	(9,820)	4,975	(10,714)

Net increase (decrease) from contract owner transactions	11,912	(141,846)	(6,936)	(145,014)

Total increase (decrease) in net assets	501,024	(714,156)	131,440	(396,287)
Net assets at beginning of year	988,514	1,702,670	428,442	824,729

Net assets at end of year	$1,489,538	$988,514	$559,882	$428,442

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts, Futurity Select Incentive contracts (collectively, the ‘‘Contracts’’) and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
A71	AB VPS Growth and Income Portfolio (Class B)	May 1, 2023
J32	JPMorgan Insurance Trust U.S. Equity Portfolio Class 1	May 1, 2023
J43	JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	May 1, 2023

The close date related to Sub-Accounts held by the contract owners of the Variable Account (if closed within the past five years), is as follows:

Closed Sub-Account	New Sub-Account	Effective Date
I84	O00	April 30, 2020
L27	MD8	July 31, 2019

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge. If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2023, the deduction is at an effective annual rate based on the average daily value of the Contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Futurity	1.25%	—	—	—	—	—	—	—
Futurity II	1.25%	—	—	—	—	—	—	—
Futurity Focus	1.00%	—	—	—	—	—	—	—
Futurity Accolade	1.30%	1.45%	1.55%	1.70%	—	—	—	—
Futurity Focus II	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—
Futurity III	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—
Futurity Select Four	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—
Futurity Select Four Plus	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Futurity Select Seven	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Futurity Select Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—
Futurity Select Incentive	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.40%

Administration charges

Each year on the account anniversary date, an account administration fee (‘‘Account Fee’’) equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant’s account value, reflected in the Statements of Changes in Net Assets, in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

An additional account administration charge is deducted from the Variable Account to reimburse the Sponsor for administrative expenses that are not covered by the annual Account Fee. This administrative charge is deducted daily at an effective annual rate of 0.15% based on the value of the contract and is reported in the Statements of Operations as a component of “Administration and distribution charges”.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses related to the sale of the Contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase and is based on the amounts withdrawn.

Surrender Charge
(up to % below)
Futurity	6%
Futurity II	6%
Futurity Accolade	8%
Futurity III	7%
Futurity Select Four	6%
Futurity Select Four Plus	8%
Futurity Select Freedom	8%
Futurity Select Seven	8%
Futurity Select Incentive	8%

Surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Distribution charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts. These charges are reflected on the Statements of Operations as a component of “Administration and distribution charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 3% or 4% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
A70	$48,864	$73,947
A71	1,224,036	1,773,671
AM2	53,131	148,261
A19	43,670	88,434
A55	587,803	731,505
A51	96,663	294,502
C53	92,387	127,348
L13	28,474	10,586
F24	1,692,248	3,445,238
F99	1,511,522	3,658,255
F91	138,243	297,039
FE3	3,797,036	4,138,941
T20	77,527	219,941
F56	21,563	70,723
G30	205,048	883,667
521	23,627	50,213
520	347,011	243,644
G33	85,772	188,307
G31	77,347	333,219
O00	59,877	250,522
V15	697,967	1,684,499
V52	2,051	28,680
A39	641,209	1,105,348
AC3	1,682	14,346
A21	101,669	673,209
AC1	479	6,388

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
I76	$75,013	$282,939
J43	41,934	157,470
J32	361,668	258,263
MD8	4,364,565	2,404,394
M07	1,566,620	2,229,236
M35	667,661	1,455,787
M31	1,558,494	1,990,001
M80	571,300	542,849
MF1	619,780	2,542,143
M05	561,819	1,341,238
M42	363,308	976,598
M06	767,974	1,208,274
M33	1,203,379	1,705,945
M44	704,947	1,269,251
M40	221,697	365,560
M83	4,567,562	5,373,003
MB6	742,383	948,538
MB7	275,719	220,128
M96	339,089	623,370
MD2	180,406	508,639
MA6	1,770,008	2,249,071
MA3	316,475	586,471
MD6	1,167,792	2,064,669
MB3	267,485	466,213
MB8	1,217,943	2,332,063
MF6	1,279,912	1,418,451
MG3	2,073,359	3,104,293
PK8	1,176,612	1,383,778
P06	337,945	865,782
P07	2,932,606	3,725,137
R03	203,781	222,605
R02	67,214	93,076

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	3,892	5,940	(2,048)
A71	19,148	56,833	(37,685)
AM2	2,247	7,198	(4,951)
A19	1,756	2,422	(666)
A55	16,480	25,897	(9,417)
A51	6,636	12,927	(6,291)
C53	2,393	6,766	(4,373)
L13	1,215	1,247	(32)
F24	24,840	67,945	(43,105)
F99	23,613	86,765	(63,152)
F91	9,125	16,915	(7,790)
FE3	42,869	78,235	(35,366)
T20	4,129	11,189	(7,060)
F56	74	2,649	(2,575)
G30	2,148	32,025	(29,877)
521	553	1,007	(454)
520	6,741	6,351	390
G33	3,603	11,197	(7,594)
G31	2,752	9,911	(7,159)
O00	7,339	22,257	(14,918)
V15	18,584	54,108	(35,524)
V52	—	980	(980)
A39	18,230	42,031	(23,801)
AC3	2	346	(344)
A21	4,276	29,070	(24,794)
AC1	12	130	(118)
I76	3,499	12,548	(9,049)
J43	933	4,130	(3,197)
J32	4,269	4,964	(695)
MD8	411,566	238,360	173,206
M07	63,837	130,025	(66,188)
M35	14,404	86,466	(72,062)
M31	12,959	52,391	(39,432)
M80	9,113	12,499	(3,386)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	14,807	75,635	(60,828)
M05	32,519	68,776	(36,257)
M42	21,907	49,653	(27,746)
M06	61,839	115,651	(53,812)
M33	18,818	53,690	(34,872)
M44	12,997	81,299	(68,302)
M40	6,023	24,151	(18,128)
M83	76,766	198,933	(122,167)
MB6	11,834	28,019	(16,185)
MB7	856	4,743	(3,887)
M96	19,696	38,706	(19,010)
MD2	13,616	39,838	(26,222)
MA6	54,617	109,959	(55,342)
MA3	9,466	26,331	(16,865)
MD6	20,386	61,886	(41,500)
MB3	1,943	10,961	(9,018)
MB8	16,421	48,729	(32,308)
MF6	16,654	34,637	(17,983)
MG3	42,440	99,264	(56,824)
PK8	24,344	44,629	(20,285)
P06	15,742	52,006	(36,264)
P07	152,684	227,770	(75,086)
R03	5,181	4,945	236
R02	2,942	3,073	(131)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	7,227	13,776	(6,549)
A71	25,863	40,228	(14,365)
AM2	1,337	7,382	(6,045)
A19	3,813	5,505	(1,692)
A55	11,849	24,929	(13,080)
A51	1,376	4,349	(2,973)
C53	—	6,745	(6,745)
L13	3	1,376	(1,373)
F24	25,477	65,714	(40,237)
F99	55,260	67,678	(12,418)
F91	13,642	274,373	(260,731)
FE3	46,227	132,244	(86,017)
T20	11,614	19,514	(7,900)
F56	1,572	2,702	(1,130)
G30	9,631	15,622	(5,991)
521	117	1,825	(1,708)
520	5,266	3,600	1,666
G33	2,782	10,723	(7,941)
G31	3,948	13,981	(10,033)
O00	5,816	4,651	1,165
V15	15,738	40,878	(25,140)
V52	91	395	(304)
A39	8,644	31,584	(22,940)
AC3	44	9	35
A21	17,880	61,568	(43,688)
AC1	6	821	(815)
I76	4,782	6,119	(1,337)
J43	2,887	5,284	(2,397)
J32	5,741	13,356	(7,615)
MD8	436,306	478,458	(42,152)
M07	65,922	133,787	(67,865)
M35	9,565	73,829	(64,264)
M31	23,197	67,134	(43,937)
M80	3,401	7,613	(4,212)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	69,478	106,947	(37,469)
M05	75,580	84,573	(8,993)
M42	71,293	61,979	9,314
M06	164,052	300,661	(136,609)
M33	15,928	60,490	(44,562)
M44	31,916	115,385	(83,469)
M40	2,001	20,822	(18,821)
M83	93,466	294,789	(201,323)
MB6	7,510	27,820	(20,310)
MB7	211	2,909	(2,698)
M96	11,228	55,267	(44,039)
MD2	2,943	18,361	(15,418)
MA6	60,757	183,454	(122,697)
MA3	4,433	27,152	(22,719)
MD6	25,265	46,955	(21,690)
MB3	3,197	11,367	(8,170)
MB8	30,515	53,287	(22,772)
MF6	28,050	30,069	(2,019)
MG3	39,823	118,150	(78,327)
PK8	37,427	71,778	(34,351)
P06	39,188	72,146	(32,958)
P07	191,825	344,834	(153,009)
R03	3,773	6,744	(2,971)
R02	2,215	7,000	(4,785)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
A70
2023	22,456	$18.4196	to	$32.5071	$475,121	0.03%	1.15%	to	2.10%	14.38%	to	13.29%
2022	24,504	16.1041	to	28.6937	463,924	—	1.15	to	2.10	(28.00)	to	(28.69)
2021	31,053	22.3679	to	40.2380	785,144	—	1.15	to	2.10	21.16	to	20.01
2020	34,687	18.4608	to	33.5291	714,807	0.45	1.15	to	2.10	37.48	to	36.17
2019	32,889	13.4279	to	24.6234	495,608	0.17	1.15	to	2.10	28.29	to	27.07
A71
2023	224,344	33.7777	to	38.1611	7,214,632	1.25	1.15	to	2.10	10.44	to	9.39
2022	262,029	30.5840	to	34.8846	7,624,210	1.10	1.15	to	2.10	(5.51)	to	(6.41)
2021	276,394	32.3691	to	37.2757	8,500,155	0.64	1.15	to	2.10	26.37	to	25.17
2020	302,915	25.6146	to	29.7811	7,384,564	1.29	1.15	to	2.10	1.29	to	0.32
2019	350,122	25.2877	to	29.6851	8,445,040	1.03	1.15	to	2.10	22.19	to	21.03
AM2
2023	25,797	25.5429	to	27.1902	619,575	—	1.15	to	2.10	11.07	to	10.01
2022	30,748	22.9977	to	24.7160	667,155	—	1.15	to	2.10	(28.63)	to	(29.32)
2021	36,793	32.2253	to	34.9665	1,122,489	—	1.15	to	2.10	6.77	to	5.75
2020	48,513	30.1828	to	33.0656	1,394,660	1.10	1.15	to	2.10	28.11	to	26.88
2019	58,390	23.5601	to	26.0596	1,311,903	0.26	1.15	to	2.10	25.77	to	24.57
A19
2023	23,637	44.8050	to	57.7823	997,702	—	1.15	to	2.10	16.38	to	15.27
2022	24,303	38.4996	to	50.1272	888,247	—	1.15	to	2.10	(39.96)	to	(40.53)
2021	25,995	64.1253	to	84.2966	1,578,476	—	1.15	to	2.10	7.95	to	6.92
2020	25,694	59.4044	to	78.8431	1,462,606	—	1.15	to	2.10	51.87	to	50.42
2019	29,283	39.1145	to	52.4145	1,095,331	—	1.15	to	2.10	34.45	to	33.16
A55
2023	125,850	29.3012	to	37.9172	4,598,845	1.40	1.15	to	1.85	22.51	to	21.65
2022	135,267	23.9172	to	31.1679	4,020,511	1.41	1.15	to	1.85	(15.95)	to	(16.54)
2021	148,347	28.4574	to	37.3462	5,270,547	1.15	1.15	to	1.85	30.15	to	29.24
2020	169,439	21.8649	to	28.8971	4,752,286	1.39	1.15	to	1.85	13.56	to	12.76
2019	187,900	19.2548	to	25.6278	4,669,717	1.60	1.15	to	1.85	27.99	to	27.09
A51
2023	45,290	21.3394	to	24.8809	1,213,981	—	1.15	to	1.85	15.16	to	14.35
2022	51,581	18.5307	to	21.7582	1,235,146	—	1.15	to	1.85	(38.73)	to	(39.16)
2021	54,554	30.2421	to	35.7606	2,134,397	—	1.15	to	1.85	(7.14)	to	(7.79)
2020	56,954	32.5674	to	38.7827	2,386,011	1.06	1.15	to	1.85	65.23	to	64.07
2019	65,149	19.7105	to	23.6383	1,671,717	—	1.15	to	1.85	27.85	to	26.95
C53
2023	19,744	29.8219			588,755	2.04	1.40			12.62
2022	24,117	26.4800			644,033	1.20	1.40			(9.37)
2021	30,862	29.2177			906,875	1.51	1.40			25.05
2020	33,248	23.3655			780,319	1.37	1.40			6.18
2019	40,162	22.0059			886,438	1.51	1.40			29.77

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
L13
2023	6,353	$44.0140			$279,612	1.31%	1.40%			13.5%
2022	6,385	38.7761			247,573	1.24	1.40			(7.72)
2021	7,758	42.0205			325,999	0.99	1.40			24.47
2020	9,300	33.7608			313,962	1.48	1.40			3.79
2019	9,098	32.5283			295,931	1.71	1.40			27.10
F24
2023	282,496	58.6959	to	54.0294	15,395,244	0.25	1.15	to	2.10	31.59	to	30.34
2022	325,601	44.6041	to	41.4518	13,537,339	0.25	1.15	to	2.10	(27.33)	to	(28.02)
2021	365,838	61.3800	to	55.3834	21,038,611	0.03	1.15	to	2.30	26.05	to	24.60
2020	422,383	48.6962	to	44.4507	19,365,539	0.08	1.15	to	2.30	28.73	to	27.25
2019	471,584	37.8268	to	34.9324	16,884,123	0.21	1.15	to	2.30	29.77	to	28.27
F99
2023	296,357	46.0501	to	58.3721	13,508,531	—	1.15	to	2.30	34.33	to	32.79
2022	359,509	34.2804	to	43.9576	12,269,969	0.35	1.15	to	2.30	(25.51)	to	(26.37)
2021	371,927	46.0193	to	59.6980	17,083,341	—	1.15	to	2.30	21.49	to	20.09
2020	465,466	37.8785	to	49.7100	17,526,406	0.04	1.15	to	2.30	41.90	to	40.26
2019	588,412	26.6943	to	35.4416	15,704,936	0.06	1.15	to	2.30	32.44	to	30.91
F91
2023	78,936	21.4692	to	27.1697	1,600,568	0.78	1.15	to	2.10	18.84	to	17.71
2022	86,726	18.0651	to	23.0811	1,486,071	0.57	1.15	to	2.10	(25.55)	to	(26.26)
2021	347,457	24.2634	to	31.2990	8,486,481	0.33	1.15	to	2.10	18.02	to	16.89
2020	347,509	20.5588	to	26.7755	7,248,029	0.22	1.15	to	2.10	14.01	to	12.91
2019	353,070	18.0332	to	23.7130	6,499,869	1.54	1.15	to	2.10	26.04	to	24.83
FE3
2023	469,654	56.2685	to	44.7336	24,186,760	—	1.15	to	2.10	8.83	to	7.78
2022	505,020	51.7046	to	41.5042	23,987,659	2.06	1.15	to	2.10	(9.21)	to	(10.08)
2021	591,037	56.9496	to	46.1588	31,035,581	0.89	1.15	to	2.10	3.25	to	2.26
2020	647,434	55.1553	to	43.4966	33,030,181	2.70	1.15	to	2.30	5.63	to	4.40
2019	678,307	52.2139	to	41.6626	32,898,089	0.31	1.15	to	2.30	16.04	to	14.69
T20
2023	46,270	26.0298	to	20.2111	1,107,692	3.26	1.15	to	2.10	19.39	to	18.24
2022	53,330	21.8030	to	17.0934	1,077,978	2.95	1.15	to	2.10	(8.66)	to	(9.54)
2021	61,230	23.8691	to	18.8951	1,343,875	1.82	1.15	to	2.10	2.97	to	1.98
2020	62,603	23.1800	to	18.5282	1,340,524	3.44	1.15	to	2.10	(2.29)	to	(3.23)
2019	66,799	23.6705	to	19.1469	1,470,652	1.69	1.15	to	2.10	11.24	to	10.18
F56
2023	22,757	28.4662	to	21.9466	601,349	3.33	1.15	to	2.10	19.62	to	18.49
2022	25,332	23.7964	to	18.5224	559,167	0.16	1.15	to	2.10	(12.52)	to	(13.35)
2021	26,462	27.2015	to	21.3765	669,353	1.09	1.15	to	2.10	3.67	to	2.68
2020	28,440	26.2393	to	20.8189	697,837	2.99	1.15	to	2.10	4.58	to	3.58
2019	29,533	25.0900	to	20.0992	694,267	2.84	1.15	to	2.10	13.83	to	12.75
G30
2023	51,204	30.0809	to	27.7913	1,455,062	1.55	1.15	to	1.85	11.73	to	10.94
2022	81,081	26.9231	to	25.0516	2,103,430	1.35	1.15	to	1.85	(7.43)	to	(8.09)
2021	87,072	29.0850	to	27.2570	2,448,631	1.15	1.15	to	1.85	22.72	to	21.85
2020	99,769	23.7003	to	22.3698	2,293,253	1.45	1.15	to	1.85	2.79	to	2.06
2019	107,422	23.0566	to	21.9187	2,408,601	1.52	1.15	to	1.85	24.49	to	23.61

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
521
2023	36,559	$52.4280	to	$43.6834	$1,479,619	1.03%	1.15%	to	1.70%	17.92%	to	17.26%
2022	37,013	44.4600	to	37.2533	1,278,436	0.31	1.15	to	1.70	(20.30)	to	(20.75)
2021	38,721	55.7824	to	47.0044	1,691,218	0.45	1.15	to	1.70	22.38	to	21.69
2020	43,899	45.5809	to	38.6254	1,602,246	0.23	1.15	to	1.70	7.34	to	6.74
2019	48,856	42.4628	to	36.1871	1,681,207	0.49	1.15	to	1.70	23.42	to	22.73
520
2023	67,762	43.6973	to	51.7254	2,773,253	—	1.15	to	2.10	40.32	to	38.98
2022	67,372	31.1418	to	37.2168	1,956,184	0.00	1.15	to	2.10	(33.29)	to	(33.93)
2021	65,706	46.6828	to	56.3264	2,874,030	0.00	1.15	to	2.10	20.53	to	19.38
2020	81,708	38.7326	to	47.1839	2,997,168	0.09	1.15	to	2.10	38.89	to	37.56
2019	85,712	27.8875	to	34.3003	2,271,680	0.33	1.15	to	2.10	33.97	to	32.69
G33
2023	92,954	13.2991	to	14.0269	1,392,430	2.63	1.15	to	1.70	17.35	to	16.70
2022	100,548	11.3331	to	11.6105	1,300,522	3.15	1.15	to	1.85	(14.55)	to	(15.15)
2021	108,489	13.2622	to	13.6828	1,654,704	2.72	1.15	to	1.85	10.88	to	10.10
2020	121,479	11.9606	to	12.4271	1,697,556	1.60	1.15	to	1.85	5.58	to	4.84
2019	129,699	11.3284	to	11.8536	1,728,566	2.33	1.15	to	1.85	17.09	to	16.27
G31
2023	108,650	38.1167	to	35.1423	4,006,596	0.70	1.15	to	2.05	22.40	to	21.29
2022	115,809	31.1404	to	28.9740	3,494,277	0.80	1.15	to	2.05	(20.65)	to	(21.38)
2021	125,842	39.2451	to	36.8509	4,805,105	0.78	1.15	to	2.05	27.93	to	26.77
2020	144,157	30.6762	to	29.0699	4,314,841	0.87	1.15	to	2.05	16.20	to	15.14
2019	161,760	26.3984	to	25.2473	4,179,272	1.27	1.15	to	2.05	23.79	to	22.66
O00
2023	32,646	13.2185	to	12.7621	430,654	—	1.15	to	2.10	11.86	to	10.79
2022	47,564	11.8175	to	11.5189	564,359	—	1.15	to	2.10	(31.77)	to	(32.42)
2021	46,399	17.3211	to	17.0460	806,137	—	1.15	to	2.10	17.73	to	16.61
2020	48,250	14.7124	to	14.6183	708,295	—	1.15	to	2.10	47.12	to	46.18
V15
2023	330,764	36.0906	to	33.2310	11,517,178	—	1.15	to	1.85	39.31	to	38.34
2022	366,288	25.9060	to	24.0212	9,189,277	—	1.15	to	1.85	(31.90)	to	(32.38)
2021	391,428	38.0864	to	35.5244	14,479,127	—	1.15	to	1.85	10.65	to	9.86
2020	442,986	34.4198	to	32.3347	14,870,443	0.07	1.15	to	1.85	40.73	to	39.73
2019	511,734	24.4581	to	23.1414	12,240,995	—	1.15	to	1.85	35.20	to	34.24
V52
2023	2,915	34.2315	to	31.3235	86,762	—	1.35	to	2.10	38.71	to	37.67
2022	3,895	24.6782	to	22.7529	84,978	—	1.35	to	2.10	(32.22)	to	(32.73)
2021	4,199	36.4092	to	33.8239	150,011	—	1.35	to	2.10	10.14	to	9.31
2020	4,558	33.0558	to	30.9423	147,742	—	1.35	to	2.10	40.08	to	39.02
2019	4,740	23.5977	to	22.2573	109,779	—	1.35	to	2.10	34.59	to	33.57
A39
2023	274,449	28.7928	to	24.9720	6,864,207	0.72	1.15	to	1.85	21.96	to	21.10
2022	298,250	23.6077	to	20.6213	6,157,753	0.90	1.15	to	1.85	(21.45)	to	(22.01)
2021	321,190	30.0544	to	26.4404	8,455,254	0.65	1.15	to	1.85	26.29	to	25.39
2020	370,766	23.7987	to	21.0870	7,711,112	1.32	1.15	to	1.85	12.55	to	11.75
2019	423,666	21.1449	to	18.8702	7,878,261	0.92	1.15	to	1.85	27.50	to	26.59

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
AC3
2023	1,644	$41.3001	to	$29.0481	$60,547	0.44%	1.35%	to	1.85%	21.43%	to	20.82%
2022	1,988	34.0104	to	24.0418	61,643	0.64	1.35	to	1.85	(21.82)	to	(22.21)
2021	1,953	43.5020	to	30.9072	77,417	0.45	1.35	to	1.85	25.67	to	25.03
2020	2,005	34.6172	to	24.7195	63,522	1.01	1.35	to	1.85	12.04	to	11.47
2019	2,363	30.8978	to	22.1757	64,870	0.16	1.35	to	1.85	26.93	to	26.29
A21
2023	213,496	27.5979	to	20.8028	4,730,265	0.19	1.15	to	1.85	16.80	to	15.98
2022	238,290	23.6275	to	17.9372	4,538,101	1.66	1.15	to	1.85	(19.23)	to	(19.81)
2021	281,978	29.2545	to	22.3681	6,720,256	1.24	1.15	to	1.85	4.68	to	3.94
2020	306,071	27.9456	to	21.5206	7,053,997	2.36	1.15	to	1.85	12.69	to	11.89
2019	341,830	24.7978	to	19.2338	7,061,511	1.55	1.15	to	1.85	27.11	to	26.20
AC1
2023	4,469	34.2061	to	30.2721	146,161	—	1.35	to	2.10	16.28	to	15.41
2022	4,587	29.4160	to	26.2303	129,582	1.35	1.35	to	2.10	(19.60)	to	(20.21)
2021	5,402	36.5873	to	32.8731	190,359	1.07	1.35	to	2.10	4.18	to	3.40
2020	5,332	35.1179	to	31.7929	180,983	2.16	1.35	to	2.10	12.20	to	11.35
2019	5,765	31.2983	to	28.5511	172,907	1.23	1.35	to	2.10	26.51	to	25.56
I84[5]
2019	30,760	21.0887	to	19.5846	635,647	—	1.15	to	2.10	32.80	to	31.53
I76
2023	33,675	25.8448	to	22.0101	821,530	—	1.15	to	2.10	15.24	to	14.14
2022	42,724	22.4269	to	19.2827	913,677	—	1.15	to	2.10	(21.42)	to	(22.17)
2021	44,061	28.5396	to	24.7745	1,201,174	0.16	1.15	to	2.10	19.02	to	17.88
2020	50,273	23.9789	to	21.0159	1,155,560	0.36	1.15	to	2.10	25.78	to	24.58
2019	51,379	19.0643	to	16.8698	935,898	—	1.15	to	2.10	25.14	to	23.95
J43
2023	27,497	45.1083	to	40.6551	1,179,790	1.30	1.15	to	1.85	11.80	to	11.02
2022	30,694	40.3456	to	36.6188	1,184,730	0.45	1.15	to	1.85	(20.28)	to	(20.84)
2021	33,091	50.6074	to	46.2569	1,603,468	0.52	1.15	to	1.85	19.99	to	19.15
2020	35,618	42.1760	to	38.8227	1,444,996	0.98	1.15	to	1.85	12.38	to	11.59
2019	39,606	37.5310	to	34.7916	1,432,909	0.41	1.15	to	1.85	23.15	to	22.28
J32
2023	54,429	65.2334	to	58.6925	3,395,423	1.57	1.15	to	1.85	25.72	to	24.83
2022	55,124	51.8883	to	47.0189	2,742,288	0.52	1.15	to	1.85	(19.62)	to	(20.19)
2021	62,739	64.5529	to	58.9139	3,889,278	0.76	1.15	to	1.85	27.87	to	26.96
2020	80,027	50.4831	to	46.4032	3,885,805	0.78	1.15	to	1.85	23.83	to	22.95
2019	93,297	40.7673	to	37.7419	3,667,848	0.86	1.15	to	1.85	30.25	to	29.33

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MD8
2023	1,402,619	$9.6401	to	$8.6521	$13,114,016	4.49%	1.15%	to	2.10%	3.41%	to	2.41%
2022	1,229,413	9.3226	to	8.4484	11,153,814	1.15	1.15	to	2.10	0.02	to	(0.94)
2021	1,271,565	9.3204	to	8.3723	11,515,773	—	1.15	to	2.30	(1.14)	to	(2.29)
2020	1,469,033	9.4277	to	8.5683	13,527,211	0.23	1.15	to	2.30	(0.92)	to	(2.08)
2019	1,711,269	9.5157	to	8.7503	15,969,168	1.62	1.15	to	2.30	0.48	to	(0.69)
M07
2023	519,437	18.0202	to	16.7272	9,064,334	1.98	1.15	to	1.85	9.19	to	8.41
2022	585,625	16.5036	to	15.4289	9,356,145	1.65	1.15	to	1.85	(10.61)	to	(11.24)
2021	653,490	18.4624	to	17.3837	11,748,952	1.78	1.15	to	1.85	12.82	to	12.01
2020	724,185	16.3649	to	15.5191	11,589,559	2.27	1.15	to	1.85	8.56	to	7.78
2019	852,836	15.0746	to	14.3983	12,612,911	2.28	1.15	to	1.85	19.01	to	18.17
M35
2023	465,444	17.5441	to	15.8792	7,806,873	1.76	1.15	to	2.10	8.95	to	7.92
2022	537,506	16.1022	to	14.7140	8,306,271	1.46	1.15	to	2.10	(10.87)	to	(11.72)
2021	601,770	18.0665	to	16.3875	10,483,070	1.60	1.15	to	2.30	12.53	to	11.23
2020	675,722	16.0550	to	14.7327	10,503,400	2.05	1.15	to	2.30	8.26	to	7.00
2019	773,368	14.8307	to	13.7683	11,141,837	2.07	1.15	to	2.30	18.74	to	17.37
M31
2023	395,740	51.2936	to	40.7469	17,146,855	—	1.15	to	1.85	34.32	to	33.37
2022	435,172	38.1869	to	30.5518	14,007,384	—	1.15	to	1.85	(32.41)	to	(32.89)
2021	479,109	56.5000	to	45.5272	23,018,402	—	1.15	to	1.85	22.13	to	21.26
2020	539,465	46.2633	to	37.5458	21,408,756	—	1.15	to	1.85	30.35	to	29.42
2019	605,974	35.4910	to	29.0102	18,705,947	—	1.15	to	1.85	36.58	to	35.60
M80
2023	62,037	54.0555	to	69.7347	3,198,577	—	1.15	to	1.90	33.96	to	32.95
2022	65,423	40.3526	to	52.4516	2,523,867	—	1.15	to	1.90	(32.59)	to	(33.10)
2021	69,635	59.8595	to	78.3989	3,987,382	—	1.15	to	1.90	21.82	to	20.90
2020	74,584	49.1368	to	45.2070	3,511,226	—	1.15	to	2.05	30.02	to	28.85
2019	88,783	37.7912	to	35.0863	3,213,825	—	1.15	to	2.05	36.20	to	34.97
MF1
2023	434,356	36.2919	to	32.5728	15,109,242	—	1.15	to	2.10	19.95	to	18.79
2022	495,184	30.2570	to	27.4198	14,409,891	—	1.15	to	2.10	(29.51)	to	(30.19)
2021	532,653	42.9232	to	39.2767	22,103,980	—	1.15	to	2.10	12.81	to	11.73
2020	614,252	38.0480	to	34.5807	22,655,730	—	1.15	to	2.30	34.92	to	33.35
2019	826,661	28.1998	to	25.9322	22,656,974	—	1.15	to	2.30	37.08	to	35.49
M05
2023	362,310	20.5879	to	19.2461	7,246,559	—	1.15	to	1.85	13.11	to	12.31
2022	398,567	18.2010	to	17.1365	7,066,132	—	1.15	to	1.85	(30.56)	to	(31.05)
2021	407,560	26.2101	to	24.8539	10,426,785	—	1.15	to	1.85	0.64	to	(0.08)
2020	436,260	26.0432	to	24.8728	11,129,273	—	1.15	to	1.85	44.22	to	43.20
2019	536,209	18.0575	to	17.3698	9,513,210	—	1.15	to	1.85	40.09	to	39.09
M42
2023	372,074	20.0985	to	18.3635	7,175,508	—	1.15	to	2.10	12.95	to	11.87
2022	399,820	17.7949	to	16.4148	6,859,544	—	1.15	to	2.10	(30.80)	to	(31.46)
2021	390,506	25.7145	to	23.9486	9,730,936	—	1.15	to	2.10	0.41	to	(0.55)
2020	405,073	25.6106	to	23.7718	10,094,486	—	1.15	to	2.30	43.91	to	42.25
2019	521,084	17.7964	to	16.7116	9,057,388	—	1.15	to	2.30	39.65	to	38.04
M06
2023	536,132	10.8925	to	9.7761	5,627,803	3.15	1.15	to	2.10	6.16	to	5.14
2022	589,944	10.2604	to	9.2982	5,846,995	2.67	1.15	to	2.10	(14.91)	to	(15.73)
2021	726,553	12.0587	to	11.0341	8,466,471	2.70	1.15	to	2.10	(1.94)	to	(2.89)
2020	747,124	12.2976	to	11.3623	8,908,870	3.26	1.15	to	2.10	7.23	to	6.19
2019	898,025	11.4684	to	10.6996	10,017,071	3.42	1.15	to	2.10	8.95	to	7.90

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
M33
2023	372,531	$33.6086	to	$30.1648	$12,010,357	0.52%	1.15%	to	2.10%	21.03%	to	19.87%
2022	407,403	27.7689	to	25.1652	10,887,060	0.47	1.15	to	2.10	(18.15)	to	(18.94)
2021	451,965	33.9273	to	31.0452	14,841,583	0.53	1.15	to	2.10	23.38	to	22.19
2020	493,818	27.4978	to	25.4066	13,188,439	0.72	1.15	to	2.10	15.26	to	14.15
2019	560,990	23.8566	to	22.2575	13,041,722	0.78	1.15	to	2.10	31.43	to	30.17
M44
2023	399,575	15.0642	to	14.0823	5,861,399	3.44	1.15	to	1.85	(3.22)	to	(3.91)
2022	467,877	15.5654	to	14.6551	7,120,798	2.36	1.15	to	1.85	(0.39)	to	(1.10)
2021	551,346	15.6263	to	14.8176	8,437,129	1.70	1.15	to	1.85	12.79	to	11.99
2020	637,525	13.8539	to	13.2311	8,672,423	2.46	1.15	to	1.85	4.69	to	3.95
2019	755,367	13.2329	to	12.7289	9,841,751	4.04	1.15	to	1.85	23.64	to	22.76
M40
2023	102,594	14.7026	to	13.4333	1,444,508	3.27	1.15	to	2.10	(3.45)	to	(4.37)
2022	120,722	15.2279	to	14.0470	1,768,249	2.22	1.15	to	2.10	(0.67)	to	(1.62)
2021	139,543	15.3310	to	14.2781	2,068,906	1.54	1.15	to	2.10	12.52	to	11.44
2020	152,285	13.6256	to	12.8120	2,017,815	2.23	1.15	to	2.10	4.40	to	3.41
2019	183,851	13.0508	to	12.3900	2,341,570	3.53	1.15	to	2.10	23.37	to	22.19
M83
2023	1,236,832	28.0222	to	25.1508	33,267,276	1.63	1.15	to	2.10	6.71	to	5.68
2022	1,358,999	26.2609	to	23.7987	34,386,230	1.37	1.15	to	2.10	(6.98)	to	(7.87)
2021	1,560,322	28.2305	to	25.8322	42,575,705	1.33	1.15	to	2.10	24.03	to	22.83
2020	1,790,880	22.7619	to	20.6874	39,542,680	1.57	1.15	to	2.30	2.29	to	1.10
2019	1,923,885	22.2516	to	20.4623	41,683,775	2.11	1.15	to	2.30	28.32	to	26.83
MB6
2023	121,596	40.5502	to	37.6504	4,529,245	1.37	1.15	to	1.85	27.07	to	26.17
2022	137,781	31.9123	to	29.8418	4,056,008	1.10	1.15	to	1.85	(16.96)	to	(17.55)
2021	158,091	38.4296	to	36.1936	5,645,783	1.10	1.15	to	1.85	28.05	to	27.14
2020	185,651	30.0106	to	28.4669	5,191,792	1.65	1.15	to	1.85	14.02	to	13.21
2019	206,026	26.3199	to	25.1455	5,067,678	1.50	1.15	to	1.85	27.70	to	26.80
MB7
2023	72,344	43.4075	to	45.2632	2,928,492	1.09	1.15	to	2.10	26.74	to	25.53
2022	76,231	34.2505	to	36.0574	2,447,592	0.86	1.15	to	2.10	(17.17)	to	(17.95)
2021	78,929	41.3479	to	43.9479	3,068,836	0.91	1.15	to	2.10	27.70	to	26.48
2020	87,198	32.3788	to	33.4811	2,662,895	1.35	1.15	to	2.30	13.74	to	12.42
2019	100,649	28.4682	to	29.7815	2,703,908	1.23	1.15	to	2.30	27.39	to	25.93
M96
2023	240,900	16.5074	to	14.4315	3,747,478	1.49	1.15	to	1.85	2.95	to	2.23
2022	259,910	16.3276	to	14.1164	3,933,779	2.00	1.15	to	1.85	(13.25)	to	(13.87)
2021	303,949	18.8223	to	16.3897	5,331,002	2.17	1.15	to	1.85	(3.01)	to	(3.70)
2020	308,930	19.4055	to	17.0187	5,605,124	3.08	1.15	to	1.85	5.16	to	4.41
2019	286,603	18.4524	to	16.2991	4,963,279	2.94	1.15	to	1.85	5.31	to	4.56
MD2
2023	154,913	13.9182	to	10.5986	1,980,380	1.14	1.15	to	2.10	2.67	to	1.69
2022	181,135	13.5568	to	10.4226	2,253,571	1.75	1.15	to	2.10	(13.45)	to	(14.28)
2021	196,553	15.6639	to	12.1584	2,836,361	1.93	1.15	to	2.10	(3.26)	to	(4.19)
2020	203,260	16.1925	to	12.2278	3,046,330	2.63	1.15	to	2.30	4.89	to	3.68
2019	222,770	15.4370	to	11.7935	3,177,543	2.76	1.15	to	2.30	5.13	to	3.92

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MA6
2023	648,282	$26.0915	to	$12.5328	$13,358,238	5.79%	1.15%	to	2.10%	11.13%	to	10.06%
2022	703,624	23.4779	to	11.3863	13,074,330	5.34	1.15	to	2.10	(11.53)	to	(12.38)
2021	826,321	26.5381	to	12.9955	17,459,794	4.90	1.15	to	2.10	2.31	to	1.32
2020	877,302	25.9393	to	12.6165	18,327,314	5.62	1.15	to	2.30	3.89	to	2.67
2019	924,476	24.9689	to	12.2878	18,791,657	5.64	1.15	to	2.30	13.50	to	12.18
MA3
2023	103,148	25.8451	to	22.3872	2,430,178	5.32	1.15	to	2.10	11.19	to	10.14
2022	120,013	23.2432	to	20.3268	2,545,742	5.23	1.15	to	2.10	(11.80)	to	(12.64)
2021	142,732	26.3539	to	23.2688	3,455,051	4.85	1.15	to	2.10	1.90	to	0.93
2020	149,437	25.8628	to	22.2159	3,570,106	5.31	1.15	to	2.30	3.64	to	2.45
2019	171,486	24.9537	to	21.6857	3,959,396	5.33	1.15	to	2.30	13.12	to	11.82
MD6
2023	374,679	42.4711	to	36.5783	12,646,517	0.30	1.15	to	1.85	22.60	to	21.73
2022	416,179	34.6421	to	30.0487	11,602,182	0.10	1.15	to	1.85	(20.18)	to	(20.74)
2021	437,869	43.3982	to	37.9134	15,360,533	0.24	1.15	to	1.85	24.54	to	23.65
2020	474,974	34.8469	to	30.6610	13,469,034	0.45	1.15	to	1.85	21.13	to	20.26
2019	518,020	28.7689	to	25.4950	12,210,688	0.57	1.15	to	1.85	38.36	to	37.38
MB3
2023	100,393	44.4637	to	48.6910	4,209,301	0.05	1.15	to	2.10	22.29	to	21.13
2022	109,411	36.3596	to	40.1986	3,762,669	—	1.15	to	2.10	(20.37)	to	(21.13)
2021	117,581	45.6613	to	50.9680	5,089,165	0.03	1.15	to	2.10	24.21	to	23.03
2020	134,308	36.7599	to	41.4271	4,695,475	0.22	1.15	to	2.10	20.79	to	19.64
2019	159,764	30.4325	to	34.6275	4,625,686	0.34	1.15	to	2.10	37.98	to	36.67
MB8
2023	266,895	58.4739	to	46.6268	13,223,427	0.77	1.15	to	2.10	17.60	to	16.48
2022	299,203	49.7247	to	40.0306	12,647,367	0.76	1.15	to	2.10	(19.31)	to	(20.08)
2021	321,975	61.6247	to	50.0876	16,959,161	0.86	1.15	to	2.10	28.15	to	26.93
2020	399,198	48.0883	to	38.4858	16,443,783	0.85	1.15	to	2.30	1.06	to	(0.11)
2019	417,701	47.5859	to	38.5292	17,151,573	0.72	1.15	to	2.30	25.32	to	23.88
MF6
2023	213,700	56.2245	to	30.4835	8,884,758	0.87	1.15	to	2.10	10.19	to	9.13
2022	231,683	51.0245	to	27.9325	8,778,837	1.62	1.15	to	2.10	(27.77)	to	(28.46)
2021	233,702	70.6402	to	39.0469	12,353,892	1.48	1.15	to	2.10	28.64	to	27.41
2020	289,933	54.9111	to	31.1405	11,937,752	4.73	1.15	to	2.30	0.33	to	(0.84)
2019	301,980	54.7326	to	31.4057	12,502,760	3.62	1.15	to	2.30	25.43	to	23.97

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MG3
2023	613,759	$34.4200	to	$29.5589	$19,875,044	1.74%	1.15%	to	2.10%	11.44%	to	10.38%
2022	670,583	30.8879	to	26.7803	19,561,063	0.98	1.15	to	2.10	(9.83)	to	(10.69)
2021	748,910	34.2557	to	29.9859	24,305,255	0.79	1.15	to	2.10	29.48	to	28.25
2020	891,391	26.4556	to	22.7792	22,426,346	1.23	1.15	to	2.30	2.67	to	1.49
2019	965,257	25.7671	to	22.4459	23,746,469	1.27	1.15	to	2.30	29.61	to	28.12
PK8
2023	294,228	33.2417	to	26.0551	8,930,657	5.69	1.15	to	2.10	9.88	to	8.82
2022	314,513	30.2524	to	23.9423	8,719,994	4.81	1.15	to	2.10	(16.69)	to	(17.49)
2021	348,864	36.3134	to	29.0185	11,649,357	4.48	1.15	to	2.10	(3.68)	to	(4.61)
2020	356,522	37.7024	to	29.3144	12,404,399	4.56	1.15	to	2.30	5.49	to	4.26
2019	373,747	35.7416	to	28.1177	12,382,271	4.42	1.15	to	2.30	13.49	to	12.17
P06
2023	187,850	17.5529	to	14.8070	3,044,847	2.98	1.15	to	2.10	2.49	to	1.51
2022	224,114	17.1258	to	14.5870	3,557,373	6.97	1.15	to	2.10	(12.91)	to	(13.75)
2021	257,072	19.6647	to	16.9123	4,689,566	4.95	1.15	to	2.10	4.41	to	3.40
2020	257,143	18.8348	to	16.3562	4,525,863	1.42	1.15	to	2.10	10.44	to	9.38
2019	275,610	17.0539	to	14.9542	4,412,030	1.67	1.15	to	2.10	7.21	to	6.18
P07
2023	1,154,602	17.4758	to	14.2026	18,519,571	3.56	1.15	to	2.10	4.74	to	3.73
2022	1,229,688	16.6856	to	13.6919	18,946,896	2.60	1.15	to	2.10	(15.28)	to	(16.10)
2021	1,382,697	19.6955	to	16.3188	25,226,187	1.82	1.15	to	2.10	(2.39)	to	(3.33)
2020	1,429,861	20.1780	to	16.6075	26,820,334	2.13	1.15	to	2.30	7.42	to	6.17
2019	1,541,674	18.7840	to	15.6425	27,006,343	3.01	1.15	to	2.30	7.14	to	5.89
R03
2023	26,998	55.3239	to	93.5399	1,489,538	—	1.15	to	2.10	51.47	to	50.03
2022	26,762	36.5252	to	62.3478	988,514	—	1.15	to	2.10	(34.90)	to	(35.52)
2021	29,733	56.1044	to	96.6909	1,702,670	—	1.15	to	2.10	24.10	to	22.92
2020	33,536	45.2084	to	78.6624	1,543,565	0.31	1.15	to	2.10	43.29	to	41.92
2019	41,843	31.5499	to	55.4260	1,357,511	0.11	1.15	to	2.10	35.29	to	34.00
R02
2023	13,032	41.2572	to	61.2364	559,882	—	1.15	to	2.10	33.53	to	32.26
2022	13,163	30.8982	to	46.3010	428,442	0.36	1.15	to	2.10	(31.07)	to	(31.72)
2021	17,948	44.8223	to	67.8128	824,729	0.35	1.15	to	2.10	40.55	to	39.21
2020	19,769	31.8900	to	48.7113	644,205	0.86	1.15	to	2.10	18.65	to	17.51
2019	23,230	26.8778	to	41.4518	632,667	1.09	1.15	to	2.10	43.38	to	42.01

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) merged into Sub-Account O00 on April 30, 2020.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2023 and 2022 and for the Years Ended

December 31, 2023, 2022 and 2021

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company:

Opinions

We have audited the financial statements of Delaware Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 22, 2024

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DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2023 AND 2022 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Admitted Assets	2023	2022
General Account assets:
Bonds	$18,134,460	$14,325,528
Preferred stocks	802,140	1,121,391
Common stocks	162,439	303,211
Mortgage loans	1,721,502	1,387,817
Contract loans	351,919	353,608
Derivatives	575,141	609,047
Other invested assets	1,493,229	1,234,843
Mortgage escrow funds	16,129	9,140
Receivables for securities	127,334	286,580
Cash, cash equivalents and short-term investments	3,859,773	3,141,676

Total cash and invested assets	27,244,066	22,772,841
Accrued investment income	480,307	344,590
Amounts recoverable from reinsurers	16,753	11,343
Other amounts receivable under reinsurance contracts	9,021	2,426
Reinsurance deposit asset	76,063	174,387
Net deferred tax asset	176,589	39,949
Receivables from parent, subsidiaries and affiliates	185,277	124,534
Admitted disallowed interest maintenance reserve	140,735	—
Other assets	34,245	29,503

Total General Account assets	28,363,056	23,499,573
Separate Account assets	17,727,809	17,680,811

Total admitted assets	$46,090,865	$41,180,384

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2023 AND 2022 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Liabilities and Capital and Surplus	2023	2022
General Account liabilities:
Aggregate reserve for life and annuity contracts	$21,040,253	$17,305,820
Liability for deposit-type contracts	1,979,497	1,562,961
Contract claims	32,738	37,646
Other amounts payable on reinsurance	147,653	15,233
Interest maintenance reserve	—	16,243
Asset valuation reserve	282,462	147,618
Funds held under reinsurance treaties with unauthorized and certified reinsurers	260,713	256,195
Funds held under coinsurance	106,269	191,505
Commissions to agents due or accrued	38,164	13,135
General expenses due or accrued	29,468	34,017
Transfers from Separate Accounts due or (accrued), net	(195,531)	(113,545)
Payable for securities	1,122,769	1,152,825
Payable to parent, subsidiaries, and affiliates	59,679	27,149
Derivatives	435,850	458,298
Current federal and foreign income taxes	81,263	23,631
Remittances and items not allocated	232,460	66,421
Derivative collateral payable	64,282	—
Other liabilities	82,818	59,777

Total General Account liabilities	25,800,807	21,254,929
Separate Account liabilities	17,727,809	17,680,809

Total liabilities	43,528,616	38,935,738
Capital and surplus:
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437
Surplus notes	390,213	390,213
Gross paid in and contributed surplus	1,590,920	1,475,920
Unassigned funds	433,944	372,076
Special surplus funds	140,735	—

Total surplus	2,555,812	2,238,209

Total capital and surplus	2,562,249	2,244,646

Total liabilities, capital and surplus	$46,090,865	$41,180,384

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

	2023	2022	2021
Premiums and other revenues:
Premiums and annuity considerations	$5,446,325	$2,436,071	$2,292,669
Considerations for supplementary contracts with life contingencies	33,719	26,204	29,963
Net investment income	1,243,794	1,117,986	891,589
Commissions and expense allowances on reinsurance ceded	103,237	104,874	108,257
Reserve adjustments on reinsurance ceded	(964,497)	(897,173)	(1,306,501)
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	312,625	336,073	377,490
Investment (expense) on reinsurance deposit asset	(261,142)	(154,844)	(416,413)
Reinsurance experience refund	54,437	105,218	116,031
Assets transferred on coinsurance	(118,857)	—	—
Other income	62,955	51,986	60,852

Total premiums and other revenues	5,912,596	3,126,395	2,153,937
Benefits paid or provided:
Death benefits	131,919	154,335	176,117
Annuity benefits	381,780	345,465	324,008
Health benefits	51	1,639	1,086
Surrender benefits and withdrawals for life contracts	2,039,161	1,295,060	1,423,589
Interest and adjustments on contract or deposit-type contract funds	53,499	60,691	23,609
Payments on supplementary contracts with life contingencies	43,820	45,362	46,079
Increase in aggregate reserves for life and accident and health contracts	3,734,433	1,245,954	862,341

Total benefits paid or provided	6,384,663	3,148,506	2,856,829
Commissions on premiums, annuity considerations and deposit-type contract funds	115,453	188,091	286,433
Commissions and expense allowances on reinsurance assumed	116	118	117
General insurance expenses	296,678	278,295	239,504
Insurance taxes, licenses and fees, excluding federal income taxes	6,903	6,119	5,995
Net transfers from Separate Accounts net of reinsurance	(983,184)	(833,857)	(1,231,685)
Investment (income) expense on funds held	(180,512)	47,393	(241,024)
Expense (income) under hedging program with affiliate	(49,423)	—	—
Other expenses (income)	382	63	(14)

Total benefits and expenses	5,591,076	2,834,728	1,916,155
Gain from operations before federal income tax expense and net realized capital gains (losses)	321,520	291,667	237,782
Federal income tax expense (benefit), excluding tax on capital gains (losses)	183,751	46,564	(3,242)

Gain from operations before net realized capital gains (losses)	137,769	245,103	241,024
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	7,207	14,186	(25,644)

Net income	$144,976	$259,289	$215,380

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

	Capital stock	Surplus notes	Gross paid- in and contributed surplus	Unassigned funds	Special surplus funds	Total
Balances at December 31, 2020	$6,437	$557,500	$777,939	$256,670	$—	$1,598,546
Net income	—	—	—	215,380	—	215,380
Change in net unrealized investment gains (losses), net of taxes	—	—	—	(252,870)	—	(252,870)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	(4,216)	—	(4,216)
Change in net deferred income tax	—	—	—	(9,504)	—	(9,504)
Change in nonadmitted assets	—	—	—	33,569	—	33,569
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	649	—	649
Change in asset valuation reserve	—	—	—	56,244	—	56,244
Change in surplus notes	—	(167,287)	—	—	—	(167,287)
Paid in capital	—	—	647,981	—	—	647,981
Dividends paid to stockholders	—	—	—	(200,000)	—	(200,000)
Prior period adjustment net of tax	—	—	—	(7,023)	—	(7,023)
Investment income on funds held - unrealized	—	—	—	165,444	—	165,444
Other capital changes	—	—	—	(571)	—	(571)

Balances at December 31, 2021	$6,437	$390,213	$1,425,920	$253,772	$—	$2,076,342
Net income	—	—	—	259,289	—	259,289
Change in net unrealized investment gains (losses), net of taxes	—	—	—	(345,740)	—	(345,740)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	(10,232)	—	(10,232)
Change in net deferred income tax	—	—	—	26,762	—	26,762
Change in nonadmitted assets	—	—	—	2,654	—	2,654
Change in asset valuation reserve	—	—	—	66,457	—	66,457
Paid in capital	—	—	50,000	—	—	50,000
Dividends paid to stockholders	—	—	—	(100,000)	—	(100,000)
Prior period adjustment net of tax	—	—	—	33,174	—	33,174
Investment income on funds held - unrealized	—	—	—	185,983	—	185,983
Other capital changes	—	—	—	(43)	—	(43)

Balances at December 31, 2022	$6,437	$390,213	$1,475,920	$372,076	$—	$2,244,646
Net income	—	—	—	144,976	—	144,976
Change in net unrealized investment gains (losses), net of taxes	—	—	—	42,836	—	42,836
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	4,621	—	4,621
Change in net deferred income tax	—	—	—	141,057	—	141,057
Change in nonadmitted assets	—	—	—	(13,668)	—	(13,668)
Change in asset valuation reserve	—	—	—	(134,844)	—	(134,844)
Paid in capital	—	—	115,000	—	—	115,000
Prior period adjustment net of tax	—	—	—	3,780	—	3,780
Investment income on funds held - unrealized	—	—	—	7,939	—	7,939
Admitted disallowed interest maintenance reserve	—	—	—	(140,735)	140,735	—
Other capital changes	—	—	—	5,906	—	5,906

Balances at December 31, 2023	$6,437	$390,213	$1,590,920	$433,944	$140,735	$2,562,249

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

	2023	2022	2021
Cash flow from operating activities:
Premiums and annuity considerations collected net of reinsurance	$5,753,440	$2,824,909	$2,660,490
Net investment income received	1,258,847	1,086,575	1,084,347
Miscellaneous income	377,825	389,289	439,383

Total receipts	7,390,112	4,300,773	4,184,220
Benefits and loss related payments	(3,729,563)	(2,960,471)	(3,409,491)
Net transfers from Separate Accounts	901,198	829,715	1,207,730
Commissions, expenses paid and aggregate write-ins for deductions	(361,428)	(502,314)	(533,179)
Federal and foreign income taxes recovered (paid)	(108,685)	(11,000)	27,515

Total payments	(3,298,478)	(2,644,070)	(2,707,425)

Net cash provided by operating activities	4,091,634	1,656,703	1,476,795

Cash flow from investing activities:
Proceeds from investments sold, matured, repaid or received:
Bonds	877,630	2,998,524	4,986,107
Stocks	875,522	381,570	599,109
Mortgage loans	175,963	332,138	196,789
Other Invested Assets	139,135	351,593	40,559
Net gains or (losses) on cash, cash equivalents and short-term investments	—	—	(11)
Miscellaneous proceeds	129,189	235,472	440,989

Total investment proceeds	2,197,439	4,299,297	6,263,542
Cost of investments acquired:
Bonds	(4,861,590)	(4,182,569)	(5,496,463)
Stocks	(354,704)	(89,351)	(850,942)
Mortgage loans	(500,124)	(757,256)	(696,196)
Other Invested Assets	(345,015)	(74,038)	(328,732)
Miscellaneous applications	(190,874)	(80,612)	(184,607)

Total cost of investments acquired	(6,252,307)	(5,183,826)	(7,556,940)
Net decrease in contract loans and premium notes	1,731	19,540	18,996

Net cash used in investing activities	(4,053,137)	(864,989)	(1,274,402)

Cash flow from financing and miscellaneous activities:
Bilateral loan agreement with affiliate	175,000	(215,217)	93,000
Net deposits on deposit-type contracts and other liabilities	416,536	199,557	421,507
Capital and paid in surplus	115,000	50,000	479,249
Dividends paid to stockholders	—	(100,000)	(200,000)
Other cash provided (applied)	(26,936)	16,424	1,746

Net cash provided by (used in) financing and miscellaneous activities	679,600	(49,236)	795,502

Net change in cash, cash equivalents and short-term investments	718,097	742,478	997,895
Cash, cash equivalents, and short-term investments:
Beginning of year	3,141,676	2,399,198	1,401,303

End of year	$3,859,773	$3,141,676	$2,399,198

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

Supplemental disclosures of noncash transactions:

	2023	2022	2021
Exchanges and transfers of invested assets	$707,035	$218,534	$729,264
Modified coinsurance reserve adjustment - net (including premium, miscellaneous income, and benefits)	964,497	897,173	1,306,501
Capitalized interest	29,255	36,536	—
Surplus note exchanges	84,801	—	—
Payable to subsidiary for SSAP 72 capital contribution	—	—	35,000
Transfer Lackawanna Casualty to Clear Spring PC Holdings	—	—	169,037
Surplus note and related interest forgiveness/capital contribution	—	—	168,732
Subsidiary return of capital - invested assets and related accrued interest transferred	—	—	7,167

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

1.	Organization

Delaware Life Insurance Company (the “Company”), is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of DLIC Sub-Holdings, LLC (“DLSH”), a Delaware limited liability company, and an indirect subsidiary of Group 1001 Insurance Holdings, LLC. DLSH was formed in the first quarter of 2022 as a new holding company subsidiary of the Company’s former parent, DLIC Holdings, LLC (“DLH”) (formerly known as Group One Thousand One, LLC).

The Company is licensed to transact business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The business of the Company includes the issuance, administration, and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life and disability insurance.

In the normal course of business, the Company reinsures portions of its individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

2.	Summary of Significant Accounting Policies

Basis of Presentation - Accounting Practices

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware. The Company has no permitted or prescribed practices that differ from NAIC SAP.

There was no difference in the Company’s net income (loss) or capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022, and 2021.

Accounting principles and procedures of the NAIC, as prescribed or permitted by the Department, comprise a basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the differences between NAIC SAP and GAAP are not reasonably determinable and are presumed to be material. The primary differences between GAAP and NAIC SAP can be summarized as follows:

•

The Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”) are eliminated with unrealized gains and losses reported directly in equity and realized gains and losses reported in income;

•	Certain assets designated under NAIC SAP as “nonadmitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Certain policy acquisition costs and sales inducements are deferred and amortized over the estimated life of the policies for GAAP rather than charged to operations as incurred;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

•

Policy and contract reserves for traditional life insurance are based on best estimates of expected mortality, morbidity, persistency and interest for GAAP rather than based on prescribed methodologies;

•

Policy reserves on universal life and certain investment products are reported at account value, including additional liabilities for certain guaranteed benefits such as lifetime income benefit riders valued using actuarial assumptions for GAAP, rather than using prescribed statutory methodologies under NAIC SAP;

•	Certain premiums for life and annuity contracts are recognized as deposits for GAAP rather than recorded as premiums in the period received;

•

Investments in wholly owned insurance subsidiaries, other entities under the control of the Company, and certain variable interest entities are consolidated in the Company’s financial statements under GAAP rather than being carried at the Company’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•

The carrying value of investments in subsidiaries is adjusted for any unamortized goodwill as provided for in Statement of Statutory Accounting Principles (“SSAP”) No. 68, Business Combinations and Goodwill (“SSAP No. 68”). Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Goodwill includes direct costs of an acquisition that are expensed under GAAP. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense.

•

For equity method investments under GAAP, investee earnings and losses are reported in income and dividends of undistributed earnings reduce the carrying value of the investment. Under NAIC SAP, investee earnings and losses are reported as a change in unrealized gain/loss in capital and surplus, while dividends of accumulated undistributed earnings are reported in investment income;

•

Bonds designated as available for sale and trading securities are reported at fair value for GAAP with unrealized gains and losses reported in equity and income, respectively, rather than at amortized cost (or lower of cost or market for bonds with NAIC designations of 6);

•

An allowance for credit losses is established for available for sale securities under the current expected loss model under GAAP rather than being evaluated for other-than-temporary-impairment (“OTTI”) with impairments recorded as a direct write-down of the security’s cost basis for NAIC SAP;

•

Equity/fund investments such as mutual funds and exchange traded funds are classified as equity securities and reported at fair value with changes in fair value reported in earnings under GAAP. Under NAIC SAP, certain equity/fund investments identified by the NAIC’s Securities Valuation Office (the “SVO”) qualify for special bond treatment and are reported using the systematic valuation method;

•

All equity securities, excluding equity method investments, are carried at fair value with changes in fair value reported in earnings for GAAP rather than as unrealized gains and losses in capital and surplus for NAIC SAP;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for NAIC SAP. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for NAIC SAP;

•

The statements of cash flow reconcile to changes in cash, cash equivalents, and restricted cash for GAAP. Under NAIC SAP, the Statutory Statements of Cash Flow reconcile to changes in cash, cash equivalents, and short-term investments with original maturities of one year or less. A reconciliation of net income to net cash provided by operating activities is not required;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

•

Generally, changes in deferred taxes are reported as a component of net income under GAAP. Under NAIC SAP, changes in deferred taxes are direct adjustments to surplus and separately reported in the Statutory Statements of Changes in Capital and Surplus;

•	Money market funds are classified as short-term investments under GAAP and cash equivalents under NAIC SAP;

•

Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under NAIC SAP.

•

Contracts that contain an embedded derivative, including fixed index annuities, are bifurcated from the host contract and accounted for separately under GAAP. Under NAIC SAP, contracts that contain an embedded derivative are not bifurcated and are accounted for as part of the host contract;

•

Surplus notes designated as available for sale are reported at fair value for GAAP rather than at amortized cost for surplus notes with an NAIC designation of 1 or 2. Surplus notes with an NAIC designation of 3-6 are reported at the lower of amortized cost or fair value; and

•

The majority of derivatives are carried at fair value on both a GAAP and NAIC SAP basis. Unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus on a statutory basis. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

Use of Estimates

The preparation of the Company’s statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and OTTI of investments.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

Investments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses. For securities in an unrealized loss position, management has the positive intent and ability to hold the securities until recovery. All securities are accounted for as of the date the investments are purchased or sold (the trade date).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities—Revised (“SSAP No. 43R”) includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with SVO assigned NAIC designations. Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 4.

Preferred Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock. Perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value and cannot exceed effective call price. Redeemable preferred stocks are stated at amortized cost unless they have an NAIC designation of 4, 5, or 6. Redeemable preferred stocks with an NAIC designation of 4, 5, or 6 are stated at the lower of amortized cost or fair value.

Common Stocks

Unaffiliated common stocks are stated at fair value, with changes in unrealized gains or losses credited or charged directly to unassigned surplus, net of tax. Affiliated common stocks are carried based on the underlying audited statutory equity of the investee for insurance subsidiaries and audited GAAP equity for non-insurance subsidiaries. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or unrecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and the Company regularly assesses the value of the collateral.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case interest income is recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Receivable/Payable for Securities

The Company has entered into agreements to purchase or sell certain securities as of December 31, 2023, and 2022 that have not yet settled and are recorded as a receivable or payable at the purchase or sale price with gains or losses on sales recorded in the Company’s Statements of Operations.

Other Invested Assets

Other invested assets are primarily comprised of limited partnerships, limited liability companies, collateral loans, surplus notes, non-rated residual equity tranches, residential reverse mortgages, and low income housing tax credits (“LIHTCs”). Investments in limited partnerships and limited liability companies are stated based on the underlying audited GAAP equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”). The Company’s share of undistributed earnings and losses of the investee are included in unrealized gains and losses of the Company. Distributions received from the investee are recognized in investment income when declared to the extent that they are not in excess of undistributed accumulated earnings attributable to the investee. Distributions declared in excess of undistributed accumulated earnings attributable to the investee reduce the carrying amount of the investments. Collateral loans are carried at unpaid principal balance. Surplus notes with an NAIC designation of 1 or 2 are carried at amortized cost, while surplus notes with an NAIC designation of 3 to 6 are carried at lower of amortized cost or fair value. Reverse mortgages are valued in accordance with the Statements of Statutory Accounting Principles SSAP No. 39, Reverse Mortgages, which allows the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using the effective yield method based on the contractual interest rate and anticipated repayment of the mortgage. LIHTCs are accounted for in accordance with SSAP No. 93, Low Income Housing Tax Credit Property Investments.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value, unless the NAIC designation is 6, in which case the asset is carried at the lower of amortized cost or market. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

Contract Loans

Contract loans are carried at the amount of unpaid principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps, and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives.

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain fixed index annuity (“FIA”) contracts. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through the Company’s wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus. Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Repurchase Agreements and Reverse Repurchase Agreements

The Company participates in repurchase agreements where the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities at a stated price on a specified date. The Company accounts for repurchase agreements as short-term borrowings reported as liabilities under payable for securities.

The Company also participates in reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities at a stated price on a specified date. The Company accounts for the amount paid for securities under the reverse repurchase agreements as short-term investments.

Net Investment Income and Accrued Investment Income

Investment income is recorded when earned. Dividends are recorded on the ex-dividend date.

Accrued investment income is comprised of accrued interest on bonds, preferred stock, short-term investments, mortgage loans, contract loans, other invested assets, and dividends declared but not yet received on common stock. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus in the Statutory Statements of Changes in Capital and Surplus, with the exception of mortgage loans. Accrued investment income on mortgage loans is recorded as investment income when such interest is deemed collectible, except for interest that is 180 days past due.

Investment Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification method. Realized capital losses also include valuation adjustments for impairments of bonds, mortgage loans, common and preferred stocks, and other investments that have experienced a decline in fair value that management considers to be “other-than-temporary.” In determining whether impairments are other-than-temporary, management considers the size of the excess of carrying value over fair value, the likelihood and expected timing of a recovery in value, the credit quality and financial condition of the issuer, management’s intent to sell when a decline is due to interest rates, and management’s intent and ability to hold the investment until maturity or a recovery in the investment’s fair value.

For loan-backed securities, the determination of OTTI is based on an estimate of the non-interest loss, which is recognized in the net realized capital losses in the Statutory Statements of Operations. To the extent the Company determines that a non-structured security, corporate bond, common stock, preferred stock, or mortgage loan is deemed to be OTTI, the difference between the cost of the security and fair value is recorded as a realized loss and the carrying amount of the investment is written down to its estimated fair value through realized capital losses. In accordance with SSAP No. 43R, securities with OTTI are required to be written down to fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted future expected cash flows of the security discounted at the securities original effective interest rate. Realized capital gains and losses as reported in the Statutory Statements of Operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses.

Unrealized capital gains and losses include changes in the fair value of common stocks, interest rate swaps, currency swaps, currency forwards, certain bonds and preferred stocks, and change in the equity method share of the accumulated earnings of limited liability companies and partnerships and are reported net of any related changes in deferred taxes. Changes in unrealized capital gains and losses are reported in the Statutory Statements of Changes in Capital and Surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Nonadmitted Assets

For statutory accounting purposes, certain assets are designated as nonadmitted assets (e.g., affiliated common stocks of entities that are not audited, electronic data processing equipment, furniture and equipment, and a portion of accrued investment income). The Company had $45,659 and $31,991 in nonadmitted assets as of December 31, 2023 and 2022, respectively.

Policy Reserves and Liabilities for Deposit-Type Contracts

Policy reserves and liabilities consist of deposit-type contracts and life and annuity policy reserves.

Life and Annuity Policy Reserves

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions. Annuity reserves are calculated in accordance with the Commissioner’s Annuity Reserve Valuation Method and Actuarial Guidelines 33 and 35, as applicable.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

Deposit-Type Contracts

Liabilities for funding agreements, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

Contract Claims

The liability for policy and contract claims is based upon the estimated ultimate cost of settling the claims, using past experience adjusted for current trends, and any other factors that modify past experience.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Asset Valuation Reserve and Interest Maintenance Reserve

The Company is required to maintain an IMR and AVR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold. Beginning in 2023, negative IMR is admitted in accordance with the guidelines established by the NAIC’s Statutory Accounting Principles Working Group (“SAPWG”) in their interpretive guidance within INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”).

As of December 31, 2023, the Company had $140,735 and $11,045 of negative IMR recorded in its General Account and non-insulated Separate Account, respectively. The amount admitted in the General Account was reported as an asset within the Company’s Statutory Statement of Admitted Assets, Liabilities, and Capital and Surplus. The Company’s calculated adjusted capital and surplus for purposes of determining negative IMR allowed to be admitted using information from the Company’s most recently filed statement with the Department was $2,195,524. The General Account admitted negative IMR represents 6.4% of the Company’s General Account adjusted capital and surplus. The Separate Account negative IMR recognized as an asset represents 0.5% of the Company’s General Account adjusted capital and surplus.

Fixed income investments generating IMR losses comply with the Company’s documented investment or liability management policies. The Company has no derivative activity included in IMR. There were no temporary and transitory timing issues or events that caused IMR losses to not be reflective of reinvestment activities. Asset sales generating negative IMR were not compelled by liquidity pressures.

The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory Statements of Changes in Capital and Surplus.

Income Taxes

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred tax assets (“DTAs”), net of any nonadmitted portion, and deferred tax liabilities (“DTLs”) are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. DTAs and DTLs are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross DTAs are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net DTAs, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP.

Reinsurance

Certain of the Company’s individual life insurance, annuity, and group insurance policies are reinsured on a coinsurance and funds held coinsurance basis with both affiliated and unaffiliated companies using indemnity reinsurance agreements. The Company accounts for funds held under coinsurance in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). The amounts withheld by the Company under these arrangements are recorded as liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk.

Amounts recoverable and payable under reinsurance agreements include amounts recoverable or due related to net settlements with assumed, ceded, and retrocedent activity.

The following accounting applies to coinsurance arrangements with funds withheld:

Ceding Entity

Premiums paid or payable to the reinsurer reduce premium income. Policy benefit payments paid by the reinsurer reduce reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations as they are incurred. A net reduction to policy reserves is taken for the portion of the obligation assumed by the reinsurer. Any funds withheld by the ceding entity are recorded as a separate liability.

Assuming Entity

Premiums received or receivable by the reinsurer increase premium income. Policy benefit payments paid by the reinsurer increase the reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations when payable. The reinsurer records its share of the statutory policy reserves attributable to the business identified in the reinsurance agreement. Any funds withheld by the ceding entity are recorded as a separate asset by the assuming entity. Non-IMR gains and losses are recorded through net investment income by the assuming entity.

Separate Accounts

The assets and liabilities of the separate accounts shown in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus are reported at fair value or, if there is no readily available market, in accordance with the valuation procedures in the applicable contract. These represent funds that are segregated and maintained for the benefit of separate account contract holders.

Premiums and Annuity Considerations

Annuity considerations are recognized as revenue when received. Premiums for traditional life insurance products are recognized as revenue when due and are recognized over the premium-paying period of the related policies. Considerations for deposit-type contracts, which do not have any life contingencies, are recorded directly to the related liability.

Assets Transferred on Coinsurance

On December 6, 2023, and effective December 31, 2023, the Company entered into a reinsurance agreement with its wholly owned subsidiary, Delaware Life and Annuity Company (“DLAC”), to cede a block of multi-year guaranteed annuity (“MYGA”) contracts on a coinsurance basis. The assets transferred to DLAC under this agreement are recorded as a reduction to income in the Statutory Statements of Operations.

Commissions and Expense Allowances

Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred in accordance with SSAP No. 71, Policy Acquisition Costs and Commissions (“SSAP No. 71”).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Expense (Income) Under Hedging Program With Affiliate

In accordance with the terms of the Hedging Program Agreement between the Company and DLIH 2016-1, the Company pays a service fee that is settled in conjunction with a liability option impact on a quarterly basis. Settlements related to this agreement are recorded as an increase or decrease to expenses in the Statutory Statements of Operations.

New and Adopted Accounting Pronouncements

Revisions to SSAP No. 71 were adopted with an effective date of December 31, 2021. The revisions modified SSAP No. 71 such that an insurance entity cannot use levelized commission arrangements to delay establishment of a liability regardless of how the arrangement is structured with regards to policy persistency or timing of payment. The Company reviewed its commission programs as a result of the adoption of changes to SSAP No. 71, which apply to contracts in effect as of December 31, 2021. As a result, the Company made one-time, accelerated payments totaling $72,000 in settlement of all material levelized commission arrangements. The settlements are reported in the Statutory Statement of Operations as commissions on premiums, annuity considerations, and deposit-type contract funds (direct business only). As of December 31, 2021, the Company had no material levelized commission arrangements.

Revisions to INT 23-01 were adopted with an effective date of August 13, 2023 to provide limited-time exception guidance to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instruction for the reporting of net negative (disallowed) IMR. The revisions allow for an insurer to admit negative IMR up to 10% of adjusted capital and surplus when its Risk-Based Capital (“RBC”) is greater than 300% after adjustment to remove admitted positive goodwill, electronic data processing equipment and operating system software, DTAs, and admitted IMR. As a result of these revisions, the Company reported $140,735 of admitted negative IMR within the Statutory Statement of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2023. The Company also recognized $11,045 of negative IMR as an asset within the Company’s non-insulated Separate Account.

Correction of Errors

During 2023, the Company discovered an error related to a reinsurance agreement with an affiliate under which the Company cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis. The error resulted in other amounts receivable under reinsurance and miscellaneous income being understated as of the year-ended December 31, 2022. This error has been corrected and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $3,780.

During 2022, the Company discovered an error related to the calculation of investment income on certain bond investments, which resulted in accrued investment income and net investment income being understated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $36,786.

During 2022, the Company discovered an error related to the carrying value of certain other invested assets whereby certain of these assets were not carried at the lower of cost or fair value, resulting in other invested assets and the asset valuation reserve being overstated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $(3,612).

During 2021, the Company discovered an error related to the calculation of actuarial reserves. This error has been adjusted and recorded, net of tax, as a decrease to surplus in the Statutory Statements of Capital and Surplus in the amount of $7,023.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

3.	Related Party Transactions

Investments in Affiliates and Related Parties

The Company has significant transactions with and investments in affiliates and other related parties. The purpose of these investments is to generate investment returns in line with the Company’s overall investment strategy. All investments in affiliated entities and related parties are valued in accordance with the accounting policies described in Note 2 unless otherwise noted below.

The table below shows the respective amounts held with affiliates, including investments in subsidiaries, at December 31, 2023 and 2022, with respect to the following financial statement captions:

	Carrying Value December 31,
	2023	2022
Cash Equivalent	$186,000	$59,803
Short-Term Investments	557,833	536,030
Bonds	343,021	343,021
Preferred Stocks	241,130	243,199
Common Stocks	21,549	169,831
Other Invested Assets	513,021	352,141

Total	$1,862,554	$1,704,025

During 2023, Clear Spring Health Insurance Company (“CSHIC”), an affiliate, borrowed $155,000 from the Company in the form of a demand promissory note. $95,000 of the amount borrowed was repaid during the year and, as of December 31, 2023, the Company holds a cash equivalent of $60,000, which reflects the outstanding balance of the demand promissory note. There was no borrowing or repayment activity during 2022.

Short-term investments in affiliates primarily relate to investments in Wright STF III, LLC (“Wright”). During 2023, the Company had $530,500 of acquisitions of short-term investments/cash equivalents in Wright, offset by $532,500 of proceeds from sales/maturities which decreased the prior year balance of affiliated short-term investments of $532,500 to $530,500 as of December 31, 2023. During 2022, the Company had $606,500 of acquisitions of short-term investments/cash equivalents in Wright, offset by $449,000 of proceeds from sales/maturities which increased the prior year balance of affiliated short-term investments of $375,000 to $532,500 as of December 31, 2022. The Company recorded $22,029, $6,400, and $13,800 of investment income and the average yield on these short-term investments was 6.04%, 4.91%, and 5.47% in 2023, 2022, and 2021, respectively.

DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”) is an affiliated investment holding company with both common and preferred units. The Company owns all 255,000 issued and outstanding Series A Preferred Units (the “Preferred Units”) with a par value of $255,000. The Preferred Units are non-voting member units that entitle the Company to a 6% yield that compounds quarterly with distributions that take priority over common unit distributions. As of December 31, 2023 and 2022, the carrying value of the Preferred Units was $241,130 and $243,199, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company’s investment in subsidiaries is reflected in the common stock total above and is comprised of the Company’s investment in Delaware Life Reinsurance (U.S.) Corp. (“DLOK”), DL Reinsurance Company (“DLRC”), DLAC, and Clarendon Insurance Agency, Inc (“Clarendon”). The decrease in the carrying value of the Company’s common stock investment in subsidiaries was primarily driven by the sale of Delaware Life Insurance Company of New York (“DLNY”) (formerly a wholly-owned subsidiary of the Company) to Nassau Financial Group, L.P. in July 2023. The cash proceeds of the sale were $184,859 and the Company’s surplus increased by $18,525 as a result of the sale due to a $28,081 realized gain partially offset by the reversal of cumulative unrealized gains of $9,556. Additionally, during 2023, the Company’s investment in DLOK was fully nonadmitted.

The Company’s investments in subsidiaries reflected in common stock as of December 31, 2023 and 2022 were as follows:

	Carrying Value as of December 31,
Entity	2023	2022
Clarendon	$1,454	$1,454
DLOK	—	4,119
DLRC	4,066	3,862
DLAC	16,029	—
DLNY	—	160,396

Total	$21,549	$169,831
The Company owns controlling membership interests in the following limited liability companies, which are carried as other invested assets: Clear Spring PC Holdings, LLC (“CSPCH”); Ellendale Insurance Agency, LLC (“Ellendale”); DLIH 2016-1; and DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”). During 2021, the Company’s share of losses of one such entity, Ellendale, exceeded the investment value before being nonadmitted. Therefore, in accordance with SSAP No. 48, the Company ceased equity method accounting. This had no impact to the surplus of the Company since the value of Ellendale was nonadmitted prior to 2021.

In February 2022, the Company sold its wholly-owned non-insurance holding company, Clear Spring Health Holdings, LLC (“CSHH”), to DLSH. The proceeds of the sale were $195,300 and the Company’s surplus increased by $151,789 as a result of the sale due to the reversal of cumulative unrealized losses of $143,892 and a $7,898 realized gain.

The Company’s investments in subsidiaries reflected in other invested assets as of December 31, 2023 and 2022 were as follows:

	Carrying Value as of December 31,
Entity	2023	2022
DLIH 2016-1	$202,024	$79,012
DLIH 2016-2	33,292	26,138
CSPCH	232,705	246,991

Total	$468,021	$352,141

In addition to the investments in affiliates and related parties included in the tables above, the Company held investments for which a related party was a beneficial owner totaling $217,758 as of December 31, 2023 and 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

During 2023 and 2022, the Company made the following capital contributions to subsidiaries:

Entity	2023	2022
DLIH 2016-2	$100	$5,016
DLIH 2016-1	150,000	—
DLAC	23,000	—

Goodwill

The Company carries goodwill in the investment value of subsidiaries related to direct statutory purchases and indirect purchases of downstream insurance subsidiaries by noninsurance holding company subsidiaries. Admitted goodwill is limited to 10% of adjusted capital and surplus under SSAP No. 68.

On December 30, 2020, the Company purchased 200 units of its 80% owned subsidiary, CSPCH, representing the 20% minority interest previously held by a third party. Clear Spring Property and Casualty Company (“CSP&C”) is an indirect wholly-owned subsidiary of CSPCH. The goodwill related to this purchase is shown in the table below. Additional goodwill from the original purchase of CSP&C by downstream non-insurance holding companies is not shown in the table below but is embedded in the Company’s investment value of CSPCH.

On April 1, 2019, the Company acquired Clear Spring Casualty Insurance Company (“CSCIC”), formerly known as Lackawanna Casualty Company, a worker’s compensation insurance company, and its subsidiaries, Clear Spring American Insurance Company (“CSAIC”), formerly known as Lackawanna American Insurance Company, and Clear Spring National Insurance Company (“CSNIC”), formerly known as Lackawanna National Insurance Company. On December 30, 2021, the Company contributed its direct investment in CSCIC to CSPCH at the statutory value of CSCIC. CSPCH subsequently contributed CSCIC at its statutory value to CSP&C through a wholly-owned intermediary non-insurance holding company. As such, the goodwill reported in the table below for CSCIC is reflected in the Company’s book value of CSPCH as of December 31, 2023, in addition to the goodwill noted above.

The transactions described above were each accounted for as a statutory purchase by the Company and are reported in the table below. Indirect goodwill derived from the purchase of CSP&C by CSPCH is not considered a statutory purchase by the Company and is excluded from the table below. Total goodwill related to CSPCH and CSP&C from all sources reflected in the book value of CSPCH as of December 31, 2023 was $38,284, representing 16.5% of the total book value, and is inclusive of $1,897 of indirect goodwill referenced above. A summary of the Company’s goodwill related to statutory purchases is as follows:

Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
CSCIC/CSPCH*	4/1/2019	$171,728	$61,162	$61,162	$32,110	$6,116	$232,705	13.8%
CSPCH	12/30/2020	$12,200	$8,553	$8,553	$4,277	$1,426	$232,705	1.8%

*	Unamortized goodwill from the Company’s statutory purchase of CSCIC is shown in the table above as a percentage of the book value of CSPCH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Dividends/Distributions

Refer to Note 17 for disclosure of dividends paid by the Company and capital contributions received by the Company.

During 2023, 2022, and 2021, the Company recognized the following dividends and distributions from subsidiaries:

Date	Entity	Amount	Form	Asset Description
December 22, 2023	DLIH 2016-1	$75,000	Return of capital	Cash
May 18, 2022	DLNY	54,026	Dividend	Cash
December 12, 2022	DLNY	200,000	Extraordinary dividend (a)	Cash
August 9, 2021	DLIH 2016-1	30,000	Dividend	Cash
November 9, 2021	DLIH 2016-1	20,000	Dividend	Cash
October 14, 2021	Delaware Life 1099 Reporting Company, LLC	30	Return of capital	Cash
October 26, 2021	DLNY	58,232	Dividend	Cash
December 15, 2021	DLOK	13,000	Return of capital	Invested assets and cash
December 31, 2021	DLIH 2016-1	23,000	Dividend	Accrual (b)

(a)	In accordance with SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”), $900 recognized as dividend income and $199,100 recognized as a return of capital.
(b)	Receivable reflected in Investment Income Due and Accrued as of December 31, 2021.

In addition to the above distributions, on December 29, 2023 and December 30, 2022, the Company accrued $15,604 of preferred dividends from DLIH 2015-1. The 2023 accrued distribution was subsequently received in cash by the Company on January 5, 2024.

Debt and Surplus Note Transactions

During 2023 and 2022, Group 1001 Finance, LLC (“Group 1001 Finance”) purchased $189,699 and $29,801, respectively, of interests in the Company’s surplus notes that were previously issued by the Company to an unrelated party. Refer to Note 17 for additional details.

The Company entered into a $200,000 bilateral loan agreement with its affiliate, Clear Spring Life and Annuity Company (“CSLAC”), dated June 1, 2022. The initial terms of the agreement provided for an interest rate at LIBOR plus 1.15%. During 2023, the interest rate was amended to be stated at the Secured Overnight Financing Rate (“SOFR”) plus 1.21%. The repayment of principal and interest is due on demand. During 2023, CSLAC borrowed $115,000 under the agreement, and repaid the full amount borrowed. The Company had $0 due from CSLAC under the bilateral loan agreement as of December 31, 2023 and 2022.

The Company entered into a $100,000 bilateral loan agreement with DLIH 2016-1 dated March 31, 2021. In 2022, the bilateral loan agreement was increased to $200,000. The initial terms of the agreement provided for an interest rate at LIBOR plus 1.15%. During 2023, the interest rate was amended to be stated at SOFR plus 1.21%. The repayment of principal and interest is due on demand. The Company had $52,000 due to DLIH 2016-1 as of December 31, 2023 and $123,000 due from DLIH 2016-1 as of December 31, 2022 under this agreement.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

In November 2020, R.V.I. Guaranty Co., Ltd. (“RVI”), an affiliate, entered into a $20,000 revolving loan note (the “RVI Note”) with the Company. The initial terms of the note provided for an interest rate at LIBOR plus 150 basis points. During 2023, the interest rate was amended to be stated at SOFR plus 1.21%. There were no amounts outstanding under the RVI Note as of December 31, 2023 and 2022.

Agreements and Other Transactions with Affiliates and Related Parties

The Company has entered into various affiliate and related-party agreements. The following agreements had material transactions during the years ended December 31, 2023, 2022 and 2021:

The Company has an administrative services agreement with Clarendon pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a principal underwriter’s agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as principal underwriter and distributor for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

A federal tax allocation agreement has been implemented with Group 1001, Inc. as the common parent of an affiliated group of companies as described in Note 16.

The Company has a services and resource sharing agreement between the Company and Group 1001 Resources, LLC (“G1001 Resources”), pursuant to which G1001 Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Gross amounts allocated under this agreement amounted to $81,905, $84,900, and $94,450 for the years ended December 31, 2023, 2022, and 2021, respectively.

Effective January 1, 2019, the Company had an Amended and Restated Master Agency Agreement (the “First Amended Agreement”) between the Company and Delaware Life Marketing, LLC (“DLM”), pursuant to which DLM provides certain distribution and agent management services to the Company. On September 1, 2021, the First Amended Agreement was superseded by the Second Amended and Restated Master Agency Agreement (“Second Amended Agreement”) executed between the Company and DLM. The Company incurred commission expenses under the First Amended Agreement totaling $48,423 for the eight months ended August 31, 2021. On September 1, 2021, the Company began paying heaped commissions to DLM which were expensed as incurred. The commission expenses incurred during the remaining four months of 2021 totaled $71,912, including a one-time, accelerated payment of $41,000 made by the Company in settlement of the First Amended Agreement. At least annually, and in accordance with the Second Amended Agreement, the Company reviews the agreement for compliance with agreed-upon limits. As a result of this analysis, commission expense was reduced by $130,835, $0, and $0, which was refundable to the Company as of December 31, 2023, 2022, and 2021, respectively. This amount was owed by DLM to the Company as of December 31, 2023. Under the Second Amended Agreement, the Company incurred commission expenses, net of refunds, of $57,832 and $109,716 as of December 31, 2023 and 2022, respectively.

Under the Second Amended Agreement with DLM, the Company also began paying marketing fees as an allowance for advertising, marketing, bonuses, and other expenses related to the promotion and sales of certain products of the Company, and these fees totaled $60,000, $60,000, and $20,000 for the years ended December 31, 2023, 2022, and 2021, respectively. Other fees paid for services by the Company to DLM totaled $25,568, $22,854, and $18,155 for the years ended December 31, 2023, 2022, and 2021, respectively.

In September 2021, the Company issued the $41,000 promissory note to DLM related to a one-time accelerated commission payment in settlement of the First Amended Agreement. The interest rate on the promissory note was 8%. The Company repaid DLM the $41,000 plus $900 of interest in December 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company has a services agreement with Insurance Management Services, LLC (“IMS”), formerly known as Guggenheim Insurance Services, LLC, whereby IMS provides certain personnel, facilities, systems and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company. Expenses incurred under this agreement amounted to $30,000, $30,000, and $50,000 for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company and DLIH 2016-1 initiated a hedging program arrangement in 2019 whereby DLIH 2016-1 engages in certain hedging activities related to the Company’s FIA contracts. Under this arrangement, the Company routinely transfers new FIA equity options to DLIH 2016-1 at fair value and processes settlements on behalf of DLIH 2016-1. All economic rights and responsibilities of the equity options transferred belong to DLIH 2016-1. DLIH 2016-1 purchases equity futures and manages both the options and futures to more efficiently monitor the hedging risks associated with the Company’s FIA products.

Effective October 1, 2023, the Company entered into a second Hedging Program Agreement with DLIH 2016-1. Under this agreement, the Company pays DLIH 2016-1 a service fee that is settled in conjunction with a liability option impact on a quarterly basis. The net impact of service fees and liability option impact during 2023 was $49,423, and, as of December 31, 2023, the Company was owed this full amount from DLIH 2016-1 under this agreement.

Effective January 1, 2022, the Company entered into a licensing agreement with Group 1001 IP Solutions, LLC (formerly, Group 1001 Innovation Solutions, LLC) to support the administration of information technology assets and vendor relationships of the Company. Expenses incurred under this agreement were $38,302, $14,394, and $0 for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company had $135,781 and $124,534 due from affiliates, $7,679 and $27,149 due to affiliates, and $8,525 and $9,009 included in general expenses due or accrued to other related parties as of December 31, 2023 and 2022, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis.

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. GPIM managed $201,335 and $207,034 of the Company’s investments with related parties as of December 31, 2023 and 2022.

During 2023, the Company purchased securities with a book value of $313,574 and accrued interest of $2,751 from CSLAC at fair market value. The Company paid cash of $315,884 for these purchases. Additionally, during 2023, the Company sold securities with a book value of $95,557 and accrued interest of $504 to CSLAC at fair market value. The Company received cash proceeds of $92,314 and recognized a loss of $3,747 on the sale. The fair value of the assets acquired and sold was determined in accordance with the Company’s and CSLAC’s established asset pricing methodologies.

Reinsurance Agreements

The Company has reinsurance agreements with certain subsidiaries and affiliates. Refer to Note 10 for disclosures related to these agreements.

Guarantees

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300,000. There was no liability accrued for this guaranty at December 31, 2023 and 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

In 2018, CSP&C entered into a lease agreement for an office in Boca Raton, Florida that expires in March 2026. The Company is a guarantor of the lease which has future minimum lease commitments of approximately $1,069 as of December 31, 2023.

In 2022, an affiliate, PSA Realty Company, entered into a lease agreement for an office in Ft. Lauderdale, Florida with a termination date of April 30, 2030 and two agreements for office spaces in Waltham, Massachusetts with termination dates of October 31, 2029 and October 31, 2030, respectively, for which the Company is the guarantor. Future minimum lease payments for these three agreements totaled $16,416 as of December 31, 2023.

As a requirement under a Master Receivables Purchase Agreement (the “RPA”) between CSHIC and Société Générale Factoring S.A. (“SGF”) dated October 4, 2021, the Company guarantees the performance and observance of all obligations and covenants by CSHIC. Under the RPA, CSHIC proposes the sale of certain eligible receivables for purchase by SGF at a discounted rate. CSHIC is required to repurchase any ineligible receivables sold to SGF. The guarantee would require payment by the Company if CSHIC was unable to repurchase any ineligible receivables sold. There was no liability accrued for this guaranty at December 31, 2023 and 2022.

The Company is a co-borrower under a short-term money market facility (the “ST Facility”) with Société Générale (“SocGen”). The Company and CSHIC were co-borrowers under the ST Facility until August 23, 2022. At that time, as part of a corporate financing strategy, Group 1001 Finance, an affiliate, was added via an amendment (the “Amended ST Facility”) to the original ST Facility. As part of the strategy, CSHIC was removed as a borrower and no longer has the ability to directly borrow from the Amended ST Facility or incur any liability related to the Amended ST Facility. Group 1001 Finance, as borrower, has authority to borrow up to $350,000 to be used for general corporate purposes. Group 1001 Finance and the Company have a reimbursement agreement in place, whereby Group 1001 Finance will reimburse the Company in the event that the Company makes any payment in support of Group 1001 Finance under the Amended ST Facility. In addition, Group 1001 Finance will pay the Company a support fee calculated based on the average daily balance of Group 1001 Finance borrowings under the Amended ST Facility.

During 2020, a syndicated credit facility arranged by BMO Capital Markets Corp. and consisting of three bank lenders (the “BMO Facility”) was provided to CSHH and its then wholly-owned subsidiary, CSHIC, with a maximum borrowing of $125,000 as of December 31, 2021. Pursuant to the BMO Facility and a related separate fee letter, the Company guarantees all principal and interest obligations of CSHH and CSHIC, and is subject to certain covenants related to RBC and surplus. As of December 31, 2023 and 2022, CSHIC borrowings under the facility were $125,000.

Pursuant to a Letter of Credit Facility Agreement (the “LCFA”) between the Company and its former indirect subsidiary, Clear Spring Health (SC), Inc. (“CSH(SC)”), the Federal Home Loan Bank of Indianapolis (“FHLB”) issued the Company an irrevocable $1,000 LOC effective July 1, 2021 on behalf of an unrelated party in respect of potential obligations of CSH(SC). Under the LCFA, CSH(SC) is unconditionally responsible to reimburse the Company for the full amount of any drawdown from the LOC by the beneficiary. CSH(SC) pays the Company a facility fee as compensation for the arrangement.

Effective February 24, 2022, a support and reimbursement agreement was executed between the Company and CSHH, whereby a market based fee is paid to the Company to compensate it for the guarantees provided by the Company. This agreement remains in effect after the sale of CSHH to DLSH.

The Company has committed to contribute capital to CSP&C as needed to maintain a certain RBC level. No capital contributions have been made by the Company under this agreement.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company authorized a wholly-owned subsidiary, DLIH 2016-2, to enter into a Société Générale credit facility (the “SG Facility”) with a maximum borrowing amount of $225,000 as part of its investment program. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2023 and 2022, DLIH 2016-2 had borrowed $163,820 and $162,820, respectively, under the SG Facility.

4.	Bonds and Equity Investments

The carrying value and fair value of investments in bonds and equity securities as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$655,852	$931	$(21,543)	$635,240
All Other Governments	17,200	453	(1,887)	15,766
States, Territories and Possessions (Direct and Guaranteed)	546	—	(52)	494
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	23,618	27	(5,214)	18,431
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,102,480	25,953	(93,049)	1,035,384
Industrial and Miscellaneous (Unaffiliated)	15,836,658	64,204	(992,758)	14,908,104
Hybrid Securities	153,270	—	(11,592)	141,678
Parents, Subsidiaries and Affiliates	343,021	—	(17,499)	325,522
SVO Identified Exchange Traded Funds	1,815	—	(216)	1,599

Total Bonds	$18,134,460	$91,568	$(1,143,810)	$17,082,218

Preferred Stocks	$802,140	$7,322	$(10,220)	$799,242

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common Stocks (Unaffiliated) (a)	$143,693	$1,131	$(3,934)	$140,890

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$386,265	$42	$(32,478)	$353,828
All Other Governments	12,373	4	(2,047)	10,331
States, Territories and Possessions (Direct and Guaranteed)	553	—	(55)	499
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	23,560	—	(5,919)	17,641
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	710,702	16,667	(100,108)	627,261
Industrial and Miscellaneous (Unaffiliated)	12,675,744	22,169	(1,345,960)	11,351,954
Hybrid Securities	171,489	—	(16,524)	154,965
Parents, Subsidiaries and Affiliates	343,021	—	(45,987)	297,033
SVO Identified Exchange Traded Funds	1,821	—	(297)	1,523

Total Bonds	$14,325,528	$38,882	$(1,549,375)	$12,815,035

Preferred Stocks	$1,121,391	$—	$(48,661)	$1,072,730

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common Stocks (Unaffiliated) (a)	$136,389	$1,644	$(4,653)	$133,380

(a)	Excludes affiliated common stock with an equity method carrying value of $21,549 and $169,831 as of December 31, 2023 and 2022, respectively.

Expected maturities differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. The carrying value and fair value of bonds, including those that are classified as short-term investments, other than ABS and MBS, as of December 31, 2023 by contractual maturity are as follows:

	December 31, 2023
	Carrying Value	Estimated Fair Value
Due in one year or less	$797,522	$791,228
Due after one year through five years	3,570,496	3,469,258
Due after five years through ten years	4,387,156	4,071,134
Due after ten years	3,707,450	3,233,523

SVO identified exchange traded funds	1,815	1,599

Total before mortgage and other asset-backed securities	12,464,439	11,566,742

Mortgage and other asset-backed securities	5,771,205	5,616,620

Total	$18,235,644	$17,183,362

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The table above includes short-term bonds, which are classified as short-term investments, with a carrying value and fair value of $101,184 and $101,144, respectively, at December 31, 2023.

Investment-grade bonds were 95.9% and 95.8% of the Company’s total bonds as of December 31, 2023 and 2022, respectively.

Exposure to any single issuer is less than 10% of net admitted assets.

Other-than-temporary Impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized is the difference between the amortized cost basis and the fair value of the security. In accordance with SSAP No. 43R, the amount of OTTI that is non-interest related shall be recorded through the AVR, and the amount of the OTTI that is interest related shall be recorded through the IMR.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There was $73 in OTTI recorded in 2023 and no OTTI recorded in 2022 and 2021 on LBSS held as of December 31, 2023, 2022, and 2021, respectively, pursuant to SSAP No. 43R.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. OTTI has occurred when it is probable that all amounts due according to the contractual terms will not be collected or when a decision to sell the bond at an amount below its carrying value has been made. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company performs quarterly procedures in determining whether a security is other than temporarily impaired. The process involves a screening of all securities with a fair value less than the amortized cost basis. As part of this screening, the Company also incorporates a monitor and watch list maintained by investment managers. Inclusion in this list may be driven by heightened risk of particular sectors driven by macro events or credit events on individual issuers or particular investments, such as a ratings downgrade. Based on the evidence, securities identified may be subject to further review to evaluate issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. Upon completion of this screening process, the relevant information is provided to the Company’s Asset Valuation Committee, which is composed of investment and finance professionals, to exercise judgment and conclude on whether there is OTTI.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. A summary of impairments incurred by the Company for the years ended December 31, 2023, 2022, and 2021 is as follows:

	For the years ended December 31
	2023	2022	2021
Bonds (Including those subject to SSAP No. 43R)	$2,217	$6,600	$4,300
Solar tax credit investments	—	—	9,700
Intent to sell other invested assets	—	—	30,000
Residual equity tranches	25,110	—	3,000
Equity interests	8,250	—	7,700

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The following tables analyze the Company’s investment positions with unrealized losses, segmented by type of security and period of continuous unrealized loss, as of December 31, 2023 and 2022:

	2023
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	13	$146,600	$(738)	22	$360,065	$(20,805)	35	$506,665	$(21,543)
All Other Governments	3	2,977	(8)	8	6,842	(1,879)	11	9,819	(1,887)
U.S. States, Territories and Possessions (Direct and Guaranteed)	—	—	—	2	494	(52)	2	494	(52)
U.S. Political Subdivisions of States, Territories and Possessions	—	—	—	42	17,842	(5,214)	42	17,842	(5,214)
U.S. Special Revenue and Special Assessment Obligations	22	34,734	(523)	406	616,456	(92,526)	428	651,190	(93,049)
Industrial and Miscellaneous (Unaffiliated)	185	1,987,192	(66,965)	1,545	8,036,186	(925,793)	1,730	10,023,378	(992,758)
Hybrid Securities	3	4,241	(15)	56	134,735	(11,577)	59	138,976	(11,592)
Parent, Subsidiaries and Affiliates	1	65,961	(60)	2	259,561	(17,439)	3	325,522	(17,499)
SVO Identified Exchange Traded Funds	—	—	—	3	1,599	(216)	3	1,599	(216)

Total Bonds	227	$2,241,705	$(68,309)	2,086	$9,433,780	$(1,075,501)	2,313	$11,675,485	$(1,143,810)

Preferred Stocks	3	$292,169	$(5,983)	6	$143,314	$(4,237)	9	$435,483	$(10,220)

Common Stocks (Unaffiliated)	2	$5,095	$—	3	$16,150	$(3,934)	5	$21,245	$(3,934)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	2022
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	11	$58,650	$(4,993)	13	$294,385	$(27,485)	24	$353,035	$(32,478)
All Other Governments	3	4,619	(1,108)	4	2,725	(939)	7	7,344	(2,047)
U.S. States, Territories and Possessions (Direct and Guaranteed)	2	499	(55)	—	—	—	2	499	(55)
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	19	8,779	(2,170)	21	8,862	(3,749)	40	17,641	(5,919)
U.S. Special Revenue and Special Assessment Obligations and all Non- Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	196	313,252	(31,261)	170	222,420	(68,847)	366	535,672	(100,108)
Industrial and Miscellaneous (Unaffiliated)	1,187	5,947,384	(656,774)	440	3,352,666	(689,185)	1,627	9,300,050	(1,345,959)
Hybrid Securities	34	133,505	(11,555)	9	18,940	(4,969)	43	152,445	(16,524)
Parent, Subsidiaries and Affiliates	3	297,033	(45,988)	—	—	—	3	297,033	(45,988)
SVO Identified Exchange Traded Funds	2	831	(155)	1	692	(142)	3	1,523	(297)

Total Bonds	1,457	$6,764,552	$(754,059)	658	$3,900,690	$(795,316)	2,115	$10,665,242	$(1,549,375)

Preferred Stocks	7	$789,078	$(46,860)	3	$6,199	$(1,801)	10	$795,277	$(48,661)

Common Stocks (Unaffiliated)	2	$15,401	$(4,644)	1	$30	$(9)	3	$15,431	$(4,653)

The unrealized losses of $1,143,810 on bonds as of December 31, 2023 are primarily attributable to higher interest rates and wider spread levels. As disclosed above, the Company’s bond portfolio was composed of 95.9% of investment-grade bonds as of December 31, 2023, which did not materially change from the 95.8% held at December 31, 2022. Full repayment of principal and interest is expected. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than par, which will equal amortized cost at maturity. Because the Company did not intend to sell these investments or lack the ability to hold them to recovery at December 31, 2023, these investments were not considered other-than-temporarily impaired.

5GI Securities

Securities with NAIC designation of 5GI are deemed to possess the credit characteristics of, and incur the regulatory treatment associated with, securities assigned an NAIC 5 designation. The Company’s overall exposure to 5GI securities was as shown below:

	Number of 5GI Securities		Carry Value		Aggregate Fair Value
Investment	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Bonds - Unaffiliated	12	—	$10,280	$—	$10,216	$—
Preferred Stock - Affiliated	1	1	$241,130	$243,199	$241,130	$243,199

Total	13	1	$251,410	$243,199	$251,346	$243,199

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

5.	Mortgage Loans

The Company invests in commercial and residential first mortgage loans primarily in the United States. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the carrying value of the Company’s mortgage loan portfolio as of December 31, 2023 and 2022:

	2023		2022
	Carrying value	Percentage of total	Carrying value	Percentage of total
Geographic region:
East	$460,208	27%	$389,791	28%
Midwest	216,119	12%	117,104	9%
South	838,775	49%	418,297	30%
West	208,860	12%	465,085	33%

	$1,723,962	100%	$1,390,277	100%

The Company originated 23 and 294 mortgage loans in 2023 and 2022, respectively, and made additional investments after acquisition each year with a total cost of new loans of $381,778 and $757,778, respectively. Minimum and maximum rates of the new loans ranged from 4.76% to 12.00% and 3.27% to 9.52% in 2023 and 2022, respectively. During the years ended December 31, 2023 and 2022, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties. At the time the original loan was made during 2023, the loan to value ratio (“LTV”) was no more than 75.4% for commercial mortgages, and there were no new residential loans made during 2023. At the time the original loan was made during 2022, the LTV was no more than 100.1% of the property’s value for residential mortgages and 80.6% for commercial mortgages.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2023 and 2022. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2,460 at December 31, 2023 and 2022. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2023 and 2022, the Company individually and collectively evaluated loans with a net carrying value of $1,721,502 and $1,387,817, respectively.

As of December 31, 2023 and 2022, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Delinquency status is determined based upon the occurrence of a missed contract payment. There were 5 loans totaling $2,764 past due greater than 90 days at December 31, 2023 and there were 11 loans totaling $1,105 past due greater than 90 days at December 31, 2022.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value. Other information is as follows:

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2023
Recorded Investment
Current	$—	$166,920	$—	$1,455,803	$44,625	$1,667,348
30 - 59 Days Past Due	—	1,360	—	16,805	—	18,165
60 - 89 Days Past Due	—	314	—	35,371	—	35,685
90 - 179 Days Past Due	—	2,505	—	—	—	2,505
180 + Days Past Due	—	259	—	—	—	259
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$2,505	$—	$—	$—	$2,505
Interest Accrued	—	57	—	—	—	57
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$259	$—	$—	$—	$259
Interest Accrued	—	26	—	—	—	26
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$101,295	$—	$101,295

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2022
Recorded Investment
Current	$—	$75,678	$—	$1,022,491	$26,871	$1,125,040
30 - 59 Days Past Due	—	100,206	—	140,271	—	240,477
60 - 89 Days Past Due	—	2,775	—	20,880	—	23,655
90 - 179 Days Past Due	—	866	—	—	—	866
180 + Days Past Due	—	239	—	—	—	239
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$866	$—	$—	$—	$—
Interest Accrued	—	22	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$239	$—	$—	$—	$—
Interest Accrued	—	13	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$—	$—	$—

The Company had no investments in impaired loans during 2023 or 2022.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2023 and 2022:

	2023	2022
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2023 or 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and LTV. LTV is calculated using the most recently available appraisal value divided by the carrying value. LTV is calculated at the time of origination and updated annually. The DSC is calculated as the net operating income divided by the total debt service, and is updated annually. The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2023 and 2022:

	2023
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$119,755	$486,046	$292,174	$897,975
60%-69.99%	140,200	159,776	51,225	351,201
70%-79.99%	77,448	97,900	98,691	274,039
80% or greater	6,360	—	23,029	29,389

Total (*)	$343,763	$743,722	$465,119	$1,552,604

	2022
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$90,431	$421,565	$192,420	$704,416
60%-69.99%	142,717	117,030	33,847	293,594
70%-79.99%	69,950	55,526	66,025	191,501
80% or greater	—	—	21,002	21,002

Total (*)	$303,098	$594,121	$313,294	$1,210,513

(*)	excludes residential mortgages of $171,358 and $179,764 as of December 31, 2023 and 2022, respectively.

6.	Repurchase Agreements and Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions; however, the Company has received United States Treasuries on occasion. In the case of United State Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

An overview of the Company’s repurchase agreements as of December 31, 2023 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (YES/NO)	Yes	Yes	Yes	Yes
Tri-Party (YES/NO)	No	No	No	No

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$—	$—	$561	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	100,561	202,222	—	—
> 1 Month to 3 Months	150,232	265,837	424,040	440,595
> 3 Months to 1 Year	277,379	209,950	348,935	375,442
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$—	$—	$561	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	100,561	202,222	—	—
> 1 Month to 3 Months	150,232	265,837	424,040	440,595
> 3 Months to 1 Year	277,379	209,950	348,935	375,442
> 1 Year	—	—	—	—

Securities “Sold” Under Repurchase - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
BACV	XXX	XXX	XXX	$816,037
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$590,797	$754,596	$899,498	$944,653
Ending Balance
BACV	XXX	XXX	XXX	$816,037
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$590,797	$754,596	$899,498	$944,653

BACV = Book-Adjusted Carrying Value

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - BACV	$—	$464,785	$351,252	$—	$—	$—	$—	$—
Bonds - FV	—	522,807	421,846	—	—	—	—	—
LB & SS - BACV	—	—	—	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - BACV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Total Assets - BACV	$—	$464,785	$351,252	$—	$—	$—	$—	$—
Total Assets - FV	$—	$522,807	$421,846	$—	$—	$—	$—	$—
FV = Fair Value

Collateral Received - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$—	$—
Securities (FV)	617,797	799,596	1,024,498	1,109,653
Nonadmitted	—	—	—	—
Ending Balance
Cash	$—	$—	$—	$—
Securities (FV)	617,797	799,596	1,024,498	1,109,653
Nonadmitted	—	—	—	—

Cash & Non-Cash Collateral Received - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Cash	$—	$165,000	$—	$—	$—	$—	$—	$—
Bonds - FV	—	522,807	421,846	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Collateral Assets - FV	$—	$687,807	$421,846	$—	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

Fair Value
Overnight and Continuous	$—
30 Days or Less	968,436
31 to 90 Days	141,217
> 90 Days	—

Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (“MRA”) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same counterparty. The Company’s decision to do so will be dependent on its liquidity needs and assessment of the counterparty, as well as the collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with these transactions.

An overview of the Company’s reverse repurchase agreements as of December 31, 2023 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (Yes/No)	Yes	Yes	Yes	Yes
Tri-Party (Yes/No)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	55,653	148,330	—	—
> 1 Month to 3 Months	387,775	314,200	275,000	125,000
> 3 Months to 1 Year	837,530	629,178	1,032,707	1,122,707
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	55,653	148,330	—	—
> 1 Month to 3 Months	387,775	314,220	275,000	125,000
> 3 Months to 1 Year	837,530	629,178	1,032,707	1,122,707
> 1 Year	—	—	—	—

Fair Value of Securities Acquired Under Repurchase - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount	$1,648,572	$1,400,264	$1,323,589	$1,264,324
Ending Balance	1,648,572	1,400,264	1,323,589	1,264,324

Securities Acquired Under Repurchase - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - FV	$1,264,324	$—	$—	$—	$—	$—	$—	$—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Assets	$1,264,324	$—	$—	$—	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Collateral Pledged - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$10,206	$2,957
Securities (FV)	1,648,572	1,400,264	1,323,589	1,264,324
Nonadmitted	—	—	—	—
Ending Balance
Cash	$—	$—	$10,206	$2,957
Securities (FV)	1,648,572	1,400,264	1,323,589	1,264,324
Nonadmitted	—	—	—	—

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

7.	Investment Gains and Losses

Realized capital gains and losses on bonds, preferred stock, mortgages, and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statutory Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of Capital and Surplus, net of deferred income taxes.

Reported realized gains and losses for the years ended December 31, 2023, 2022, and 2021, respectively, are summarized as follows:

	Years Ended December 31,
	2023	2022	2021
Realized gains (losses):
Bonds	$(158,598)	$(11,794)	$15,403
Preferred stocks	(7,246)	(1)	—
Common stocks	28,081	824	—
Mortgage loans	(31)	(397)	109
Derivatives	(63,921)	2,397	1,429
Other invested assets	(24,778)	10,047	(22,220)
Cash, cash equivalents and short-term investments	(6)	—	(11)
Reinsurance realized gains (losses)	59,814	5,970	(5,515)

Subtotal	(166,685)	7,046	(10,805)
Less capital gains tax expense (benefit)	(18,439)	3	9,400

Net realized gains (losses)	(148,246)	7,043	(20,205)

Less gains (losses) transferred to IMR (net of taxes)	(155,453)	(7,143)	5,439

Net realized gains (losses) after tax and IMR transfer	$7,207	$14,186	$(25,644)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Proceeds from sales of investments in bonds and stocks (excluding maturity proceeds) during 2023, 2022, and 2021 were $1,584,172, $3,428,161, and $6,094,103, respectively, including non-cash transactions of $585,134, $217,169, and $608,671, respectively. Gross gains of $32,519, $4,182, and $71,996, respectively, and gross losses of $159,815, $15,118, and $24,252 were realized on those sales during 2023, 2022, and 2021, respectively.

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
	2023	2022	2021
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$(118)	$(648)	$(268)
Preferred stocks	3,129	(21,496)	(317)
Common stocks (unaffiliated)	868	(2,906)	(6,010)
Common stocks (affiliated)	(6,723)	(84,618)	(11,121)
Derivatives	(5,718)	(171,549)	(146,178)
Other invested assets	55,814	(69,586)	(76,149)

Subtotal	47,252	(350,803)	(240,043)
Deferred capital gains tax	4,416	(5,063)	12,827

Total	$42,836	$(345,740)	$(252,870)

8.	Net Investment Income

Major categories of net investment income for the years ended December 31, 2023, 2022, and 2021, respectively, are summarized as follows:

	Years Ended December 31,
	2023	2022	2021
Income:
Bonds	$963,014	$734,930	$708,700
Preferred stocks	27,470	61,886	70,439
Common stocks	36,809	59,143	64,466
Mortgage loans	109,675	71,115	33,130
Contract loans	14,952	15,604	16,073
Derivative instruments	(178,156)	(15,494)	(195,644)
Other invested assets	69,754	100,589	139,557
Cash, cash equivalents and short-term investments	203,442	97,041	100,653
Other investment income	69,385	63,292	32,306

Total gross investment income	1,316,345	1,188,106	969,680
Interest expense on surplus notes	(30,236)	(46,061)	(42,688)
Investment expenses	(44,345)	(28,495)	(44,168)

Net investment income before amortization of IMR	1,241,764	1,113,550	882,824
Amortization of IMR	1,787	4,436	8,765

Net investment income	$1,243,551	$1,117,986	$891,589

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company had investment income due and accrued excluded from surplus of $58 and $12, respectively, for the years ended December 31, 2023 and 2022. The Company did not have investment income due and accrued excluded from surplus for the year ended December 31, 2021.

The cumulative amount of paid-in-kind interest included in principal balances was $27,105, $36,243, and $3,670 for the years ended December 31, 2023, 2022, and 2021, respectively. The Company holds investments in trust notes that allow for deferred interest. The Company recorded deferred interest of $92,154, $71,643, and $52,250 during 2023, 2022, and 2021, respectively.

9.	Derivatives

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, FIA, and variable annuity products. Futures are used to hedge equity exposure included in FIAs, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

Interest rate swaps, options, swaptions, and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

The Company uses options to hedge the equity exposure embedded in its FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI”) Sectors III Index, the Deutsche Bank Momentum Asset Allocator (“MAA”) indices, the Barclays First Trust Capital Strength Barclays 5% Index (“FTCS”), and the RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair value changes in the options embedded within the annuity contract are recorded through income. The Company purchases certain of these options through its investment subsidiary, DLIH 2016-1, which is accounted for in accordance with SSAP No. 48.

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy, or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2023 and 2022, the Company pledged $103,151 and $252,005, respectively, in U.S. Treasury securities, corporate bonds, and cash as collateral to counterparties. At December 31, 2023 and 2022, counterparties pledged to the Company $88,105 and $72,599, respectively, in collateral comprised of cash, U.S. Treasury securities and corporate bonds.

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at December 31, 2023
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,229,758	$159,917	$—	$159,917
Equity Future Forwards	915,800	(11,391)	—	(11,391)
FX Forwards	83,455	(2,587)	—	(2,587)

Total	$9,229,013	$145,939	$—	$145,939

	Outstanding at December 31, 2022
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,479,323	$155,239	$—	$155,239
FX Forwards	71,837	(3,153)	—	(3,153)
Payor Swaptions	75,000	1,165	1,665	(500)

Total	$8,626,160	$153,251	$1,665	$151,586

At December 31, 2023 and 2022, open futures contracts had a notional value of $1,846,766 and $2,514,227 and a fair value of $(339) and $3,736, respectively. These amounts did not include the component of variation margin that had already been cash settled. The Company did not have derivative contracts with financing premiums during 2023 or 2022.

10.	Reinsurance

The Company participates in reinsurance with other insurance companies to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely. The Company had no uncollectible reinsurance balances written off and no commutation of ceded reinsurance during the years ended December 31, 2023, 2022, and 2021, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company has a coinsurance with funds withheld agreement with an unrelated reinsurer which provides reinsurance related to optional guaranteed lifetime withdrawal benefit riders under certain FIA contracts.

The Company has a coinsurance and modified coinsurance agreement, under which it ceded certain in-force variable annuity base contracts to an unaffiliated reinsurer. For the years ended December 31, 2023, 2022, and 2021, premiums ceded under the agreement were $273,442, $362,627, and $337,883, respectively, and benefits ceded (including policy surrenders) were $1,082,509, $1,050,937, and $1,421,138, respectively.

The Company has a reinsurance agreement with DLRC in which the Company cedes certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). The VA Treaty transfers hedging risks to DLRC but does not transfer insurance risks. Therefore, the treaty is accounted for using deposit accounting. As a result, certain gains (losses) previously accounted for as other changes in capital and surplus, net investment income (loss), and net realized capital gains (losses) are accounted for as investment income (loss) on reinsurance deposit asset. Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. Investment expense (income) on funds held represents amounts paid or received on hedging instruments that were ceded under the DLRC treaties. Ceded realized gains and losses are reported in Net realized capital gains (losses). Investment income (expense) on funds held - unrealized represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. Investment income (loss) on reinsurance deposit asset represents the net gains and losses on all hedging instruments ceded under the VA Treaty.

A summary of the pretax impacts of the VA Treaty on the Company’s Statutory Statements of Operations and Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2023, 2022, and 2021 is as follows:

	Treaty Impacts
	2023	2022	2021
Statements of Operations
Investment Income (Loss) on Reinsurance Deposit Asset	$(261,142)	$(154,844)	$(416,413)

Total Revenue	(261,142)	(154,844)	(416,413)
Investment (Income) Expense on Funds Held	(193,389)	37,109	(251,714)

Total Policyholder Benefits and Expenses	(193,389)	37,109	(251,714)
Net Realized Capital (Losses) Gains	59,814	5,970	(745)

Net (Loss)	(7,939)	(185,983)	(165,444)

Statements of Changes in Capital and Surplus
Investment Income on Funds Held - Unrealized	7,939	185,983	165,444

Net Change in Capital and Surplus from VA Treaty (excluding reinsurance fee)	$—	$—	$—

In addition, the Company recognized a reinsurance deposit accounting asset of $76,063 and $174,387 at December 31, 2023 and 2022, respectively, and a corresponding amount in funds held under coinsurance liability.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company has a reinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), an affiliate, under which it cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis.

The Company also has a reinsurance agreement with Barbco under which it cedes mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis.

The Company had liabilities for the funds held under the coinsurance with funds held treaty with Barbco of $260,713 and $256,195 at December 31, 2023 and 2022, respectively.

On December 6, 2023, and effective December 31, 2023, the Company entered into a reinsurance agreement with DLAC to cede a block of MYGA contracts on a coinsurance basis. Pursuant to the agreement, the Company ceded a 10% quota share of the activity associated with the MYGAs, including initial statutory reserves totaling $118,857 at December 31, 2023. In exchange for the initial statutory reserves, the Company agreed to transfer assets totaling $118,857 to DLAC within thirty (30) days of the agreement’s effective date. DLAC agreed to pay the Company a $6,700 ceding commission, payable within fifteen (15) days of the agreement’s effective date.

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
	2023	2022	2021
Premiums and Annuity Considerations:
Direct	$5,803,753	$2,883,622	$2,729,435
Ceded - Affiliated	(49,873)	(54,453)	(74,645)
Ceded - Non-affiliated	(307,555)	(393,098)	(362,121)

Net Premiums and Annuity Considerations	$5,446,325	$2,436,071	$2,292,669

Insurance and Other Individual Policy Benefits and Claims:
Direct	$949,977	$955,376	$1,075,786
Assumed - Non-affiliated	3,082	4,523	2,728
Ceded - Affiliated	(44,762)	(54,896)	(84,391)
Ceded - Non-affiliated	(350,727)	(358,202)	(446,834)

Net Policy Benefits and Claims	$557,570	$546,801	$547,289

In addition to the reinsurance activity disclosed in the table above, the transfer of assets by the Company to DLAC as part of the coinsurance agreement between the two companies was recorded as a reduction to income on the Statutory Statements of Operations.

11.	Reserves

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2023 and 2022, the Company had $5,901 and $8,524, respectively, of insurance in force, for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Premium deficiency reserves to cover the above insurance totaled of $2,855 and $2,975 as of December 31, 2023 and 2022, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

Other than normal updates of reserves, there were no significant reserve changes for the year ended December 31, 2023. The details for other changes in reserves for the years ended December 31, 2023 and 2022 are as follows:

	2023			2022
Item	Total	Ordinary Individual Annuities	Group Annuities	Total	Ordinary Individual Annuities	Group Annuities
Asset/Liability analysis	$—	$—	$—	$(33,400)	$(5,000)	$(28,400)
Reserves ceded on coinsurance agreement	(118,857)	(118,857)	—	—	—	—

Total change	$(118,857)	$(118,857)	$—	$(33,400)	$(5,000)	$(28,400)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

12.	Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit-Type Liabilities

As of December 31, 2023, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$18,188,596	$154,691	$—	$18,343,287	84.5%
At Book Value Less Current Surrender Charge of 5% or More	805,364	—	—	805,364	3.7%
At Fair Value	—	—	1,109,874	1,109,874	5.1%

Total with Adjustment or at Market Value	18,993,960	154,691	1,109,874	20,258,525	93.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,202,619	—	—	1,202,619	5.5%
Not Subject to Discretionary Withdrawal	222,480	—	42,205	264,685	1.2%

Total (Gross: Direct and Assumed)	20,419,059	154,691	1,152,079	21,725,829	100.0%
Reinsurance Ceded	275,074	—	—	275,074

Total (Net)	$20,143,985	$154,691	$1,152,079	$21,450,755

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$116	$—	$—	$116

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Group Annuities	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$114,680	$—	$114,680	1.5%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	7,222,652	7,222,652	95.8%

Total with Adjustment or at Market Value	$—	$114,680	$7,222,652	$7,337,332	97.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	31,290	—	—	31,290	0.4%
Not Subject to Discretionary Withdrawal	176,489	—	—	176,489	2.3%

Total (Gross: Direct and Assumed)	$207,779	$114,680	$7,222,652	$7,545,111	100.0%
Reinsurance Ceded	39,732	—	—	39,732

Total (Net)	$168,047	$114,680	$7,222,652	$7,505,379

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	— %
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	323,124	323,124	14.0%

Total with Adjustment or at Market Value	$—	$—	$323,124	$323,124	14.0%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	— %
Not Subject to Discretionary Withdrawal	1,982,424	—	—	1,982,424	86.0%

Total (Gross: Direct and Assumed)	$1,982,424	$—	$323,124	$2,305,548	100.0%
Reinsurance Ceded	2,927	—	—	2,927

Total (Net)	$1,979,497	$—	$323,124	$2,302,621

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Account and Separate Accounts of the Company as of December 31, 2023:

December 31, 2023
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$20,124,813
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	187,219
Exhibit 7, Deposit-Type Contracts	1,979,497

Subtotal General Account	$22,291,529

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$8,601,897
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	42,205
Other contract deposit funds	323,124

Subtotal Separate Account	$8,967,226

Combined Total	$31,258,755

As of December 31, 2022, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$14,128,826	$189,858	$—	$14,318,684	81.7%
At Book Value Less Current Surrender Charge of 5% or More	910,212	—	—	910,212	5.2%
At Fair Value	—	—	882,810	882,810	5.0%

Total with Adjustment or at Market Value	$15,039,038	$189,858	$882,810	$16,111,706	91.9%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,163,930	—	—	1,163,930	6.6%
Not Subject to Discretionary Withdrawal	232,893	—	32,937	265,830	1.5%

Total (Gross: Direct and Assumed)	$16,435,861	$189,858	$915,747	$17,541,466	100.0%
Reinsurance Ceded	121,234	—	—	121,234

Total (Net)	$16,314,627	$189,858	$915,747	$17,420,232

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$96,024	$—	$—	$96,024

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Group Annuities	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$141,814	$—	$141,814	1.8%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	7,333,470	7,333,470	95.2%

Total with Adjustment or at Market Value	$—	$141,814	$7,333,470	$7,475,284	97.1%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	34,579	—	—	34,579	0.4%
Not Subject to Discretionary Withdrawal	190,760	—	—	190,760	2.5%

Total (Gross: Direct and Assumed)	$225,339	$141,814	$7,333,470	$7,700,623	100.0%
Reinsurance Ceded	18,232	—	—	18,232

Total (Net)	$207,107	$141,814	$7,333,470	$7,682,391

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total 12/31/2021	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	— %
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	315,786	315,786	16.8%

Total with Adjustment or at Market Value	$—	$—	$315,786	$315,786	16.8%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	— %
Not Subject to Discretionary Withdrawal	1,566,381	—	—	1,566,381	83.2%

Total (Gross: Direct and Assumed)	$1,566,381	$—	$315,786	$1,882,167	100.0%
Reinsurance Ceded	3,420	—	—	3,420

Total (Net)	$1,562,961	$—	$315,786	$1,878,747

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Account and Separate Accounts of the Company as of December 31, 2022:

December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$16,325,955
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	195,779
Exhibit 7, Deposit-Type Contracts	1,562,961

Subtotal General Account	$18,084,695
Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$8,547,953
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	32,937
Other contract deposit funds	315,786

Subtotal Separate Account	$8,896,676

Combined Total	$26,981,371

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

13.	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

The amounts of account value, cash value and reserve breakouts of life insurance by withdrawal characteristics for General Account products and Separate Account non-guaranteed products are shown in the tables below as of December 31, 2023 or 2022. The Company had no life Separate Account products with guarantees at December 31, 2023 or 2022.

	December 31, 2023
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	33,600	31,252	35,236
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	14,614	14,614	14,614
Variable Universal Life	401,236	402,990	403,849
Miscellaneous Reserves	602,888	602,036	603,074
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	—	—	144
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	7
Disability - Disabled Lives	—	—	295
Miscellaneous Reserves	—	—	7,576

Total (gross: direct + assumed)	$1,052,338	$1,050,892	$1,064,795

Reinsurance Ceded	294,988	296,293	317,845

Total (net)	$757,350	$754,599	$746,950

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

December 31, 2023
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	46,186	46,186	46,186
Variable Universal Life	7,640,044	7,640,044	7,641,444
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or not cash values
Term Policies with Cash Value	—	—	—
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	—
Disability - Disabled Lives	—	—	—
Miscellaneous Reserves	—	—	—

Total (gross: direct + assumed)	$7,686,230	$7,686,230	$7,687,630

Reinsurance Ceded	—	—	—

Total (net)	$7,686,230	$7,686,230	$7,687,630

Below is a reconciliation of the life reserves from the General Account and Separate Accounts of the Company as of December 31, 2023:

December 31, 2023
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$738,114
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	295
Exhibit 5, Miscellaneous Reserves Section, Total (net)	8,534

Subtotal General Account	$746,950

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,687,630

Subtotal Separate Account	$7,687,630

Combined Total	$8,434,580

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	35,980	33,675	37,766
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	13,671	13,671	13,671
Variable Universal Life	401,407	403,354	404,642
Miscellaneous Reserves	640,448	639,842	640,965
Not subject to discretionary withdrawal or not cash values
Term Policies with Cash Value	XXX	XXX	198
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7
Disability - Disabled Lives	XXX	XXX	360
Miscellaneous Reserves	XXX	XXX	9,777

Total (gross: direct + assumed)	$1,091,506	$1,090,542	$1,107,386

Reinsurance Ceded	295,323	296,555	319,825

Total (net)	$796,183	$793,987	$787,561

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

December 31, 2022
Separate Account Non-Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	40,889	40,889	40,889
Variable Universal Life	7,544,051	7,544,051	7,542,961
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or not cash values
Term Policies with Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—

Total (gross: direct + assumed)	$7,584,940	$7,584,940	$7,583,850

Reinsurance Ceded	—	—	—

Total (net)	$7,584,940	$7,584,940	$7,583,850

Below is a reconciliation of the life reserves from the General Account and Separate Accounts of the Company as of December 31, 2022:

December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$776,486
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	360
Exhibit 5, Miscellaneous Reserves Section, Total (net)	10,708

Subtotal General Account	$787,561

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,583,850

Subtotal Separate Account	$7,583,850

Combined Total	$8,371,411

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

14.	Separate Accounts

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable separate accounts include individual and group life and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for life and annuity contracts” in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity Separate Account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity Separate Account are carried on a General Account basis. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns separate account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statements of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Delaware Life Variable Life

•	Delaware Life Variable Annuity

•	Delaware Life Market Value Adjusted Annuity

The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” versus “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2023 and 2022 were attributable to the following products:

	December 31, 2023
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$8,568,227	$—	$8,568,227
Variable Annuity	8,737,714	—	8,737,714
MVA Annuity	—	421,868	421,868

Total	$17,305,941	$421,868	$17,727,809

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$8,686,763	$—	$8,686,763
Variable Annuity	8,593,077	—	8,593,077
MVA Annuity	—	400,971	400,971

Total	$17,279,840	$400,971	$17,680,811

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statutory Statements of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with separate account guarantees, risk charges of $182,305, $192,357, and $203,590 were received by the General Account from the Separate Accounts during the years ended December 31, 2023, 2022, and 2021, respectively.

For the years ended December 31, 2023, 2022, and 2021, the Company’s General Account paid $85,397, $104,861, and $117,874 for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Accounts.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

An analysis of the separate account reserves as of December 31, 2023 and 2022 is as follows:

	December 31, 2023
	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$(2,913)	$310,103	$307,190
Reserves at December 31, 2023
For Accounts with Assets at:
Fair Value	114,680	16,385,486	16,500,166
Amortized Cost	154,690	—	154,690

Total Reserves	$269,370	$16,385,486	$16,654,856

By Withdrawal Characteristics:
With Market Value Adjustment	$269,370	$—	$269,370
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	569,857	569,857
At Fair Value	—	15,773,424	15,773,424

Subtotal	269,370	16,343,281	16,612,651
Not Subject to Discretionary Withdrawal	—	42,205	42,205

Total	$269,370	$16,385,486	$16,654,856

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$15,133	$367,516	$382,649
Reserves at December 31, 2022
For Accounts with Assets at:
Fair Value	141,814	16,148,853	16,290,667
Amortized Cost	189,858	—	189,858

Total Reserves	$331,672	$16,148,853	$16,480,525

By Withdrawal Characteristics:
With Market Value Adjustment	$331,672	$—	$331,672
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	373,163	373,163
At Fair Value	—	15,742,753	15,742,753

Subtotal	331,672	16,115,916	16,447,588
Not Subject to Discretionary Withdrawal	—	32,937	32,937

Total	$331,672	$16,148,853	$16,480,525

Below is the reconciliation of “Net Transfers from Separate Accounts net of reinsurance” in the Statutory Statements of Operations of the Company:

	Years Ended December 31,
	2023	2022	2021
Transfers to Separate Accounts	$307,190	$382,649	$448,113
Transfers from Separate Accounts	(1,290,374)	(1,216,506)	(1,679,798)

Net Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(983,184)	$(833,857)	$(1,231,685)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

15.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and therefore, represents an exit price. Fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, certain level 3 derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value (“SSAP No. 100R”). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair hierarchy are as follows:

Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads, and yield curves.

Level 3: Fair value is based on valuations derived from techniques in which one or more significant inputs are unobservable (supported by little or no market activity). Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period. Pursuant to SSAP No. 100R, the Company is permitted to utilize net asset value (“NAV”) as a practical expedient to fair value for certain investments that qualify for such treatment. Investments reported at NAV are separately identified in the table below.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Valuation of Financial Instruments Held at Fair Value by Fair Value Hierarchy Levels

The following tables present the Company’s assets and liabilities measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2023 and 2022:

	December 31, 2023
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at fair value:
Cash, cash equivalents and short-term investments
Government - Treasury	$—	$1,699	$—	$—	$1,699
Bonds
Hybrid securities	—	2,702	—	—	2,702
Industrial and miscellaneous	—	11,150	—	—	11,150
Preferred Stocks
Industrial and miscellaneous	—	27,237	—	—	27,237
Parent, subsidiaries and affiliates	—	241,130	—	—	241,130
Common Stocks
Industrial and miscellaneous	16,115	16,000	20,112	3,194	55,421
Other Invested Assets
Industrial and miscellaneous	—	21,437	21,493	—	42,930
Derivative assets
Interest rate contracts	564,194	—	—	—	564,194
Equity contracts	2,569	135	—	—	2,704
FX contracts	—	—	67	—	67
Separate Accounts assets (a) (b)	12,742,594	3,189,851	291,900	121,382	16,345,727

Total assets at fair value/NAV	$13,325,472	$3,511,341	$333,572	$124,576	$17,294,961

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(416,702)	$—	$—	$—	$(416,702)
Equity contracts	(306)	(11,526)	—	—	(11,832)
FX contracts	—	—	(2,654)	—	(2,654)

Total liabilities at fair value	$(417,008)	$(11,526)	$(2,654)	$—	$(431,188)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Bonds
Hybrid securities	$—	$2,519	$—	$—	$2,519
Industrial and miscellaneous	—	223	2,999	—	3,222
Preferred Stocks
Industrial and miscellaneous	—	34,254	—	—	34,254
Parent, subsidiaries and affiliates	—	243,199	—	—	243,199
Common Stocks
Industrial and miscellaneous	15,399	90,022	27,959	—	133,380
Other Invested Assets
Industrial and miscellaneous	—	62,971	2,071	—	65,042
Derivative assets
Interest rate contracts	592,295	2,045	—	—	594,340
Equity contracts	6,128	—	—	—	6,128
Foreign exchange contracts	—	—	52	—	52
Separate Accounts assets (a)(b)	10,455,406	4,913,419	270,387	114,778	15,753,990

Total assets at fair value	$11,069,228	$5,348,652	$303,468	$114,778	$16,836,126

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(336,952)	$(111,913)	$—	$—	$(448,865)
Equity contracts	(59)	—	—	—	(59)
Foreign exchange contracts	—	—	(3,205)	—	(3,205)

Total liabilities at fair value	$(337,011)	$(111,913)	$(3,205)	$—	$(452,129)

(a)

Separate account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate account assets also exclude $1,102,527 and $1,660,215 of investment income and receivables due at December 31, 2023 and 2022, respectively. Separate account liabilities include derivative liabilities carried at fair value.

(b)

Includes assets with a fair value of $121,382 and $114,778 at December 31, 2023 and 2022 respectively, in hedge funds, private equities, and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or in the over-the-counter market. As of December 31, 2023 or 2022, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2023 and December 31, 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The following tables are a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the years ended December 31, 2023 and 2022:

2023	Balance at January 1, 2023	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2023
Assets:
Common Stocks - Unaffiliated	$27,959	$3	$(4,791)	$—	$152	$69	$—	$(3,280)	$—	$20,112
Bonds
Industrial and miscellaneous - unaffiliated	2,999	11,461	(7,596)	786	866	—	—	(8,516)	—	—
Other Invested Assets	2,071	32,701	—	(724)	(6,492)	—	—	(6,063)	—	21,493
Derivative Assets	52	—	—	7,111	16	—	—	—	(7,112)	67
Separate Accounts Assets	270,387	5,792	(20,426)	502	14,380	94,986	—	(72,489)	(1,232)	291,900

Total Assets	$303,468	$49,957	$(32,813)	$7,675	$8,922	$95,055	$—	$(90,348)	$(8,344)	$333,572

Liabilities:
FX Contracts	$(3,205)	$—	$—	$(9,874)	$551	$—	$—	$—	$9,874	$(2,654)

Total Liabilities	$(3,205)	$—	$—	$(9,874)	$551	$—	$—	$—	$9,874	$(2,654)

2022	Balance at January 1, 2022	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2022
Assets:
Preferred Stocks
Industrial and Miscellaneous - unaffiliated	$19,948	$—	$—	$—	$52	$—	$—	$(20,000)	$—	$—
Parent, Subsidiaries and Affiliates	255,000	—	(255,000)	—	—	—	—	—	—	—
Common Stocks - Unaffiliated	82,215	1,365	(50,086)	824	1,686	210	—	(8,255)	—	27,959
Bonds
Industrial and miscellaneous - unaffiliated	825	7,438	—	(5,434)	170	—	—	—	—	2,999
Other Invested Assets	41,731	—	(30,399)	10	(3,680)	—	—	(5,591)	—	2,071
Derivative Assets	990	—	—	18,975	(938)	—	—	—	(18,975)	52
Separate Accounts Assets	289,981	6,014	(6,635)	(1,342)	(28,355)	80,732	—	(11,393)	(58,615)	270,387

Total Assets	$690,690	$14,817	$(342,120)	$13,033	$(31,065)	$80,942	$—	$(45,239)	$(77,590)	$303,468

Liabilities:
FX Contracts	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

Total Liabilities	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

At the beginning of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Derivative values in the above tables are presented on a gross basis.

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring assets measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus categorized within Level 3 for the years ended December 31, 2023 or 2022:

	December 31, 2023
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Common Stocks	Trade Price	Pricing Valuation Multiple/ Discount Rate	$20,079	0-1000	389
	External Model	Net Asset Value	33	1	1
Other Invested Assets	External Model	External Cashflows/Spreads	16,503	0-2	1
	Matrix Pricing	Quoted Prices	4,990	1	1
Separate Accounts Assets	Matrix Pricing	Spreads	1,241	90-105	100
	Market Pricing	Spreads	566	38	38
	Market Pricing	Spreads	284,805	50-113	96
	Market Pricing	Quoted Prices	5,288	89-100	92

Total Assets			$333,505

	December 31, 2022
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Industrial & Misc.	External Model	Spreads	$2,999	17-24	19
Common Stocks	Trade Price	Pricing Valuation Multiple / Discount Rate	23,286	0-1000	335
	External Model	External Cashflows	4,672	0-2	1
Other Invested Assets	External Model	Spreads	2,071	0-1	—
Separate Accounts Assets	Matrix Pricing	Spreads	2,059	86-90	13
	Market Pricing	Spreads	10,833	40-110	73
	Matrix Pricing	Spreads	250,975	0-100	91
	Market Pricing	Quoted Prices	760	17-90	2
	Market Pricing	Quoted Prices	5,760	91-100	93

Total Assets			$303,415

There were no significant changes made in valuation techniques during 2023 and 2022.

The above unobservable input tables above do not include immaterial balances related to derivatives which totaled $67 and $52 as of December 31, 2023 and December 31, 2022, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Aggregate Fair Value of all Financial Instruments

For financial instruments, the carrying value and fair value or NAV, including level within the fair value hierarchy, at December 31, 2023 and 2022 were as follows:

	December 31, 2023
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, cash equivalents and short-term investments	$3,859,737	$3,859,773	$1,128,103	$2,731,634	—	$—	$—
Bonds	17,082,218	18,134,460	1,599	16,876,810	203,809	—	—
Preferred stocks	799,242	802,140	—	799,242	—	—	—
Common stocks (b)	140,890	140,890	16,115	101,469	20,112	3,194	—
Mortgage loans, net of allowance	1,617,888	1,721,502	—	1,617,888	—	—	—
Derivatives - swaps and forwards	577,253	572,489	577,051	135	67	—	—
Derivatives - futures	2,652	2,652	2,652	—	—	—	—
Contract loans	354,125	351,919	—	—	354,125	—	—
Other invested assets (a) (b)	807,216	825,554	—	780,819	26,397	—	—
Separate account assets	16,605,957	16,625,283	12,762,461	3,427,797	294,317	121,382	—

Total Assets	$41,847,178	$43,036,662	$14,487,981	$26,335,794	$898,827	$124,576	$—

Liabilities:
Liabilities for deposit-type contracts	$(1,933,048)	$(1,979,497)	$—	$—	$(1,933,048)	$—	$—
Derivatives - swaps and forwards	(431,315)	(432,859)	(417,135)	(11,526)	(2,654)	—	—
Derivatives - futures	(2,991)	(2,991)	(2,991)	—	—	—	—
Separate account liabilities	(232,124)	(323,124)	—	—	(232,124)	—	—

Total Liabilities	$(2,599,478)	$(2,738,471)	$(420,126)	$(11,526)	$(2,167,826)	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Bonds	$12,815,035	$14,325,528	$1,523	$12,476,378	$337,134	$—	$—
Preferred stocks	1,072,730	1,121,391	—	1,072,730	—	—	—
Common stocks (b)	133,380	133,380	15,399	90,022	27,959	—	—
Mortgage loans, net of allowance	1,297,783	1,387,817	—	1,297,783	—	—	—
Contract loans	333,437	353,608	—	—	333,437	—	—
Derivatives – options and swaptions	1,165	1,165	—	1,165	—	—	—
Derivatives – swaps and forwards	605,124	601,601	604,193	880	51	—	—
Derivatives – futures	6,281	6,281	6,281	—	—	—	—
Other invested assets (a) (b)	723,497	748,755	—	667,975	55,522	—	—
Cash, cash equivalents and short-term investments	3,141,676	3,141,676	784,641	2,357,035	—	—	—
Separate account assets	15,980,121	16,010,235	10,461,469	5,126,913	276,961	114,778	—

Total assets	$36,110,229	$37,831,437	$11,873,506	$23,090,881	$1,031,064	$114,778	$—

Liabilities:
Liability for deposit-type contracts	$(1,476,681)	$(1,562,961)	$—	$—	$(1,476,681)	$—	$—
Derivatives – swaps and forwards	(453,038)	(455,752)	(334,465)	(115,369)	(3,204)	—	—
Derivatives - futures	(2,546)	(2,546)	(2,546)	—	—	—	—
Separate account liabilities	(315,784)	(315,784)	—	—	(315,784)	—	—

Total liabilities	$(2,248,049)	$(2,337,043)	$(337,011)	$(115,369)	$(1,795,669)	$—	$—

(a)

As of December 31, 2023 and 2022, there were $190,986 and $211,779 of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

(b)

The common stock line in the tables above exclude equity method investments with carry values of $21,549 and $169,831 as of December 31, 2023 and 2022, respectively. The other invested assets line in the tables above exclude equity method investments with carry values of $667,674 and $486,088 as of December 31, 2023 and 2022, respectively.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment, and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Preferred and common stocks - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - Other invested assets include renewable energy tax credits, surplus debentures, non-rated residual tranches on asset-backed securities, and collateral loans. The fair values of surplus notes are obtained from third-party pricing services. Collateral loans are carried at amortized cost using pricing methods similar to private placements.

Cash, cash equivalents, and short-term investments - The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Separate Accounts - The estimated fair value of Separate Account assets and liabilities is determined using the same methodology described in Note 14. The difference between Separate Account assets and liabilities reflected in the chart above and the total recognized in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are attributable to non-financial instruments.

Deposit-type contracts - The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

16.	Federal Income Taxes

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022 and included a new corporate alternative minimum tax (“CAMT”). The IRA and CAMT are effective for tax years beginning after 2022. The Company is a non-applicable reporting entity as it relates to the CAMT.

The components of the Company’s DTAs and DTLs as of December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023			December 31, 2022			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$224,890	$80,137	$305,027	$114,648	$45,114	$159,762	$110,242	$35,023	$145,265
Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	224,890	80,137	305,027	114,648	45,114	159,762	110,242	35,023	145,265
Deferred tax assets nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal net admitted deferred tax assets	224,890	80,137	305,027	114,648	45,114	159,762	110,242	35,023	145,265
Deferred tax liabilities	65,299	63,139	128,438	62,801	57,012	119,813	2,498	6,127	8,625

Net admitted deferred tax assets / (Net deferred tax liabilities)	$159,591	$16,998	$176,589	$51,847	$(11,898)	$39,949	$107,744	$28,896	$136,640

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

	December 31, 2023			December 31, 2022			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$16,958	$16,958	$—	$(16,958)	$(16,958)
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	165,618	26,600	192,218	49,635	12,862	62,497	115,983	13,738	129,721
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	165,618	26,600	192,218	49,635	12,862	62,497	115,983	13,738	129,721
Adjusted gross deferred tax assets allowed per limitation threshold	—	—	352,224	XXX	XXX	323,831	XXX	XXX	28,393
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	59,272	53,537	112,809	65,013	15,294	80,307	(5,741)	38,243	32,502

Deferred tax assets admitted as the result of application of SSAP No. 101.	$224,890	$80,137	$305,027	$114,648	$45,114	$159,762	$110,242	$35,023	$145,265

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Description	2023	2022
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	823%	841%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above	$2,348,158	$2,158,872

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2023		December 31, 2022		Change
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross deferred tax assets	$224,890	$80,137	$114,648	$45,114	$110,242	$35,023
Percentage of adjusted gross deferred tax assets by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross deferred tax assets	$224,890	$80,137	$114,648	$45,114	$110,242	$35,023
Percentage of net admitted assets by tax character because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

The Company had no temporary differences for which a DTL was not established.

The following tables provide the significant components of the Company’s income taxes incurred and the changes in DTAs and DTLs.

	December 31, 2023	December 31, 2022	December 31, 2021
Current Income Tax
Federal Income Tax Expense (Benefit) from Operations	$183,751	$46,564	$(3,242)
Federal Income Tax (Benefit) Expense on Net Capital Gains	(18,439)	3	9,400

Current Income Tax Expense	$165,312	$46,567	$6,158

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The significant components of the Company’s DTAs and DTLs as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$166,071	$69,139	$96,932
Investments	2,402	2,392	10
Deferred Acquisition Costs	46,394	34,143	12,251
Fixed assets	1,300	1,087	213
Compensation and benefits accrual	1,432	2,134	(702)
Receivables - nonadmitted	5,013	3,663	1,350
Other	2,278	2,090	188

Total Ordinary Deferred Tax Assets	$224,890	$114,648	$110,242
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$224,890	$114,648	$110,242
Capital
Investments	$47,173	$45,114	$2,059
Net capital loss carry-forward	32,964	—	32,964

Subtotal	80,137	45,114	35,023
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	80,137	45,114	35,023

Admitted Deferred Tax Assets	$305,027	$159,762	$145,265

Deferred Tax Liabilities:
Ordinary
Investments	$45,990	$39,400	$6,590
Fixed Assets	552	771	(219)
Policyholder Reserves	18,757	22,628	(3,871)
Other	—	2	(2)

Subtotal	$65,299	$62,801	$2,498
Capital
Investments	63,139	57,012	6,127

Subtotal	63,139	57,012	6,127

Deferred Tax Liabilities	$128,438	$119,813	$8,625

Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$176,589	$39,949	$136,640

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the surplus section of the Annual Statement):

Description	December 31, 2023	December 31, 2022	Change
Total Deferred Tax Assets	$305,027	$159,762	$145,265
Total Deferred Tax Liabilities	128,438	119,814	8,624

Net Deferred Tax Assets / Deferred Tax Liabilities	$176,589	$39,948	$136,641
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	$176,589	$39,948	$136,641
Tax Effect of Unrealized (Gains)/Losses			4,416
Prior Period Adjustment			—

Change in Net Deferred Income Tax			$141,057

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2023, 2022, and 2021 were as follows:

	December 31, 2023			December 31, 2022			December 31, 2021
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate
Net Income Before Taxes	$154,835	$32,515	21.0%	$298,712	$62,730	21.0%	$226,978	$47,665	21.0%
Investment Related	(38,296)	(8,042)	(5.1)%	(778)	(163)	(0.1)%	(80,240)	(16,850)	(7.4)%
Exhibit 5a adjustment	—	—	—%	—	—	—%	(3,373)	(708)	(0.3)%
Change in Non-admitted assets	(13,668)	(2,870)	(1.9)%	2,647	556	0.2%	2,676	562	0.3%
Tax Credit Adjustment	(12,405)	(2,605)	(1.7)%	(10,943)	(2,298)	(0.8)%	(56,265)	(11,816)	(5.2)%
Tax Differences in Wholly Owned Subsidiaries	24,846	5,218	3.4%	(214,556)	(45,057)	(15.1)%	(3,866)	(812)	(0.4)%
Other	189	40	—%	19,229	4,038	1.4%	(11,327)	(2,379)	(1.1)%

Total Statutory Income Taxes		$24,256	15.7%		$19,806	6.6%		$15,662	6.9%

Federal Income Taxes Incurred		$165,312	106.8%		$46,567	15.6%		$6,158	2.7%
Change in Net Deferred Income Taxes		(141,057)	(91.1)%		(26,762)	(9.0)%		9,504	4.2%

Total Statutory Income Taxes		$24,255	15.7%		$19,805	6.6%		$15,662	6.9%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

As of December 31, 2023, the Company did not have any net operating loss carry-forwards.

As of December 31, 2023, the Company had $156,971 of capital loss carry-forwards, which will expire, if not utilized, in 2028.

The Company had no income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The application of SSAP No.101 requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2023 and December 31, 2022.

Tax years prior to 2020 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax positions (“UTPs”) as of December 31, 2023 and 2022.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2023. The following companies are included in the consolidated return filing:

•	Group 1001, Inc.

•	Group 1001 Insurance Holdings, LLC

•	Group 1001 Services, Inc.

•	Delaware Life (Bermuda) Holdings, Inc.

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	Delaware Life and Annuity Company

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc.

•	Clear Spring Health (SC), Inc.

•	Clear Spring Health Community Care, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Clear Spring Health Holdings, LLC

•	Clear Spring Health Management Services, LLC

•	Clear Spring Casualty Insurance Company

•	Clear Spring American Insurance Company

•	Clear Spring National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring PC Holdings, LLC

•	Clear Spring Property and Casualty Company

•	Evolution of Sport, Inc.

•	R.V.I. Holdings, LLC

•	R.V.I America Corp.

•	R.V.I. Analytical Services, Inc.

•	Transition Services, Inc.

•	R.V.I. Services Co., Inc.

•	R.V.I. Guaranty Co., Ltd.

•	R.V.I. America Insurance Company

A written tax allocation agreement has been approved, or is pending approval, by the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

17.	Capital and Surplus and Dividend Restrictions

As of December 31, 2023 and 2022, the Company was authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock were issued and outstanding. The Company is not authorized to issue preferred stock.

The Company is subject to certain statutory and regulatory restrictions imposed by the State of Delaware on insurance companies which limits the amount of cash dividends that may be paid to the stockholders. Under Delaware law, cash dividends may be paid only from earned surplus. Additionally, the maximum aggregate amount of ordinary dividends that the Company may declare or pay during any twelve-month period is the greater of: (1) 10% of its statutory surplus, or (2) net gains from operations before net realized capital gains (losses) provided that unassigned surplus is positive and sufficient to cover the payment, each as reported in the prior year’s Annual Statement, unless written approval is obtained from the Department granting a greater amount (i.e., an extraordinary dividend). In addition, no dividend may be paid in excess of unassigned funds. At December 31, 2023, the Company reported surplus as regards policyholders of $2,555,812, net gains from operations (before realized capital gains) of $137,769, and unassigned surplus of $433,943. As of December 31, 2023, the Company may declare an ordinary dividend to shareholders without prior approval from the Department in the maximum amount of $255,581.

In June 2023, the Company received a capital contribution of $115,000 from DLSH and paid no dividends. The Company paid an ordinary dividend of $100,000 to DLSH in April 2022 and received a capital contribution of $50,000 from DLSH in December 2022. The Company paid an ordinary dividend of $200,000 to DLH and received a capital contribution of $479,200 from DLH in 2021.

The Company had no special surplus funds in 2022. During 2023, the Company reclassified $140,735 from unassigned funds to aggregate write-ins for special surplus funds in accordance with the interpretive guidance established within INT 23-01.

Surplus Notes

As of December 31, 2023 and 2022, the Company had $390,213 of surplus notes outstanding. During 2013, the Company entered into an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), pursuant to which the surplus notes were taken into custody by DBTCA on behalf of the holders of the surplus notes (the “Noteholders”). DBTCA collects all surplus note payments and distributes such funds to the Noteholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2023 and 2022:

2023
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$—	$229,287	$1,786	$532,871	11/06/27
1001	11/06/22	7.750%	85,500	85,500	—	—	6,626	7,639	11/06/52
1002	11/06/22	7.750%	24,587	24,587	—	—	1,905	2,197	11/06/52
1003	11/06/22	7.750%	24,612	24,612	—	—	1,907	2,199	11/06/52
2000	12/15/95	7.750%	150,000	—	77,301	150,000	2,995	253,791	12/15/52
2002	06/15/23	7.750%	52,301	52,301	—	—	2,027	2,027	12/15/52
2003	06/15/23	7.750%	5,200	5,200	—	—	202	202	12/15/52
2004	06/15/23	7.750%	4,000	4,000	—	—	155	155	12/15/52
2005	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2006	06/15/23	7.750%	1,750	1,750	—	—	68	68	12/15/52
2007	06/15/23	7.750%	1,000	1,000	—	—	39	39	12/15/52
2008	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2009	06/15/23	7.750%	3,000	3,000	—	—	116	116	12/15/52
2010	06/15/23	7.750%	4,950	4,950	—	—	192	192	12/15/52
2011	06/15/23	7.750%	2,000	2,000	—	—	78	78	12/15/52
2012	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2013	06/15/23	7.750%	250	250	—	—	10	10	12/15/52
2014	06/15/23	7.750%	250	250	—	—	10	10	12/15/52
2015	06/15/23	7.750%	100	100	—	—	4	4	12/15/52
2016	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2017	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	311,515	12/15/52
4000	12/15/95	7.750%	7,500	—	7,500	7,500	291	12,535	12/15/52
4001	06/15/23	7.750%	7,500	7,500	—	—	291	291	12/15/52

Total	XXX	XXX	$777,000	$390,213	$84,801	$386,787	$30,236	$1,126,034	XXX

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

2022

Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$134,699	$229,287	$13,225	$531,514	11/06/27
1001	12/15/22	7.750%	85,500	85,500	—	—	—	—	11/06/52
1002	12/15/22	7.750%	24,587	24,587	—	—	—	—	11/06/52
1003	12/15/22	7.750%	24,612	24,612	—	—	—	—	11/06/52
2000	12/15/95	7.750%	150,000	77,301	—	72,699	4,809	250,795	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	300,076	12/15/52
4000	12/15/95	7.750%	7,500	7,500	—	—	467	12,245	12/15/52

Total	XXX	XXX	$692,199	$390,213	$134,699	$301,986	$29,940	$1,094,630	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than the Noteholders. After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

During 2022, $134,699 of interests in item 1000 held by Security Benefit Life Insurance Company (“Security Benefit”) were canceled in exchange for three new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of November 6, 2052 (items 1001, 1002 and 1003 in the above tables). The remaining interest in the amount of $20,713 in item 1000 is held solely by the Lange Trust with an interest rate of 8.625% and a maturity date of November 6, 2027. During 2023, Group 1001 Finance, an affiliate of the Company, purchased $134,699 of interests in the notes listed as item 1001, 1002, and 1003 in the above tables from Security Benefit. As of December 31, 2023, the interests in items 1001, 1002, and 1003 were held solely by Group 1001 Finance.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

During 2022, the interest rate on item 2000 in the above tables was changed to 7.75% and the maturity date was extended to December 15, 2052. Effective December 15, 2022 and April 28, 2023, Group 1001 Finance purchased $22,301 and $55,000, respectively, of the surplus note held by Security Benefit. On June 15, 2023, $77,301 of interests in item 2000 held by Group 1001 Finance were canceled in exchange for sixteen new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of December 15, 2052 (items 2002 thru 2017 in the above tables). As of December 31, 2023, the interest in item 2002 was held solely by Group 1001 Finance. As of December 31, 2023, the interests in items 2003 thru 2017 were held by the following unaffiliated entities:

Item Number(s)	Noteholder	Carry Value of Note(s)
2003, 2004, 2005	Horace Mann Life Insurance Company	$9,700
2006	Gleaner Life Insurance Society	1,750
2007	Puritan Life Insurance Company of America	1,000
2008, 2009	Physicians Mutual Insurance Company	3,500
2010, 2013	Investors Heritage Life Insurance Company	5,200
2011, 2012	Capital Avenue Reinsurance LLC	2,500
2014	Reliance Standard Life Insurance Company	250
2015	HMO Louisiana Inc.	100
2016	Louisiana Health Service & Indemnity Company	500
2017	Factory Mutual Insurance Company	500

Interests in the surplus note in the amount of $150,000, listed as item 3000 in the above tables, are held by Midland National Life Insurance Company (“Midland National”) and North American Company for Life and Health (“North American”), which are both considered related parties of the Company. Midland National and North American hold interests in the amounts of $100,000 and $50,000, respectively. During 2022, the maturity date of this note was extended to December 15, 2052.

The surplus note in the amount of $7,500, listed as item 4000 in the above tables, was held by Security Benefit until December 15, 2022. Effective on this date, Group 1001 Finance purchased the full amount of this surplus note from Security Benefit. During 2022, the interest rate was changed to 7.75% and the maturity date of this note was extended to December 15, 2052. On June 15, 2023, $7,500 of interest in item 4000 held by Group 1001 Finance was canceled in exchange for a new note issued by the Company with an interest rate of 7.75% and a maturity date of December 15, 2052 (item 4001 in the tables above). As of December 31, 2023, the interest in item 4001 is held solely by Group 1001 Finance.

The Company incurred $30,236, $29,940, and $42,688 of interest on the surplus notes for the years ended December 31, 2023, 2022, and 2021, respectively. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Insurance Commissioner and only to the extent the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $2,669 at December 31, 2023 and 2022.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than surplus note holders.

After payment in full of certain obligations set forth in 18 Del. Code Ann. tit. 59, § 5918, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full of all principal and interest amounts owing. The Company has no preferred stockholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Risk-Based Capital

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2023 and 2022.

18.	Commitments and Contingent Liabilities

Lease Commitments

Effective January 1, 2021, the Company entered into a lease agreement with Group 1001 Indiana Holdings, LLC to occupy office space in Zionsville, Indiana. The lease has an expiration date of December 31, 2035 and an option to renew the lease agreement for up to a five-year period. Rental expenses under this lease for 2023 and 2022 were $2,644 and $1,610, respectively. The rent expense recorded in 2023 under this lease is inclusive of a $1,000 assessment for use of certain additional benefits in excess of, and consistent with, those received under this lease.

During 2022 and 2023, the Company leased office space in Waltham, Massachusetts under a lease with an original expiration date of April 30, 2023 for three premises within an office building known as 1601 Trapelo Road. The termination date of the lease was amended during 2022 and 2023, along with certain other terms and conditions in both the “Second Amendment” and the “Third Amendment,” respectively. Upon execution of the Second Amendment, affiliates of the landlord and an affiliate of the Company simultaneously entered into new lease agreements for two separate office spaces in Waltham, Massachusetts. One of the original premises at 1601 Trapelo Road terminated on June 30, 2023. The remaining two premises terminated on November 1, 2023, the date per the Second Amendment that corresponded with the commencement/occupancy of one of the new leases. Rent expenses during 2023, 2022, and 2021 were $1,485, $2,421, and $2,166, respectively, under this lease and were partially reimbursed by affiliates.

Effective February 2, 2022, the Company entered into an additional sublease agreement with PSA Realty Company (“PSA Realty”) to occupy office space in Ft. Lauderdale, Florida, once renovations of the office were completed. The sublease agreement expires no later than one day prior to the primary lease expiration. Rental expenses under this sublease in 2023 and 2022 were $157 and $0, respectively.

Effective October 13, 2022, the Company entered into two sublease agreements with PSA Realty to occupy two separate office spaces in Waltham, Massachusetts, once renovations on each office space were completed in 2023. The primary leases for the office spaces known as 10 CityPoint and 230 CityPoint are seven-year and eight-year leases, respectively, each with an option to renew for five additional years. The subleases expire no later than one day prior to the expiration of the primary leases. Combined rental expenses under these subleases in 2023 were $527, and the Company was partially reimbursed by an affiliate.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

At December 31, 2023, the minimum aggregate lease commitments, for the next five years and thereafter, were as follows:

Operating Leases
Year ended December 31:
2024	$3,851
2025	3,593
2026	3,518
2027	3,595
2028	3,672
Thereafter	16,665

Total	$34,894

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $190,986 and $211,779 and commitments for funding future fixed income and preferred stock investments of $1,578,427 and $1,011,581 as of December 31, 2023, and 2022, respectively. The Company also had $140,204 and $159,982 of outstanding mortgage loan commitments on real estate as of December 31, 2023 and 2022, respectively.

Guaranty Fund Assessments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $2,970 and $2,995 for guaranty fund assessments as of December 31, 2023 and 2022, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2023 and 2022, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is involved in various lawsuits in the normal course of business. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Pledged or Restricted Assets

The following assets were restricted (including pledged assets) at December 31, 2023 and 2022:

	Gross (Admitted & Nonadmitted) Restricted								Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2023 Total	2022 Total	Increase/ (Decrease)	Total 2023 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$816,037	$—	$—	$—	$816,037	$778,740	$37,297	$816,037	1.77%	1.77%
Subject to Reverse Repurchase Agreements	1,247,707	—	—	—	1,247,707	1,048,957	198,750	1,247,707	2.70%	2.71%
FHLB Capital Stock	71,460	—	—	—	71,460	50,086	21,374	71,460	0.15%	0.16%
On Deposit with States	4,181	—	—	—	4,181	4,145	36	4,181	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	2,110,097	—	—	—	2,110,097	1,496,904	613,193	2,110,097	4.57%	4.58%
Pledged as collateral not captured in other categories	177,683	—	—	—	177,683	353,878	(176,195)	177,683	0.39%	0.39%
Other Restricted Assets	18,031	—	—	—	18,031	11,501	6,530	18,031	0.04%	0.04%

Total Restricted Assets	$4,445,196	$—	$—	$—	$4,445,196	$3,744,211	$700,985	$4,445,196	9.63%	9.66%

The following were assets pledged as collateral not captured in other categories, including assets backing funding agreements (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2023 and 2022:

	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2023 Total	2022 Total	Increase/ (Decrease)	Total 2023 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Bond collateral to Société Générale	$176,883	$—	$—	$—	176,883	$176,875	$8	$176,883	0.38%	0.38%
Derivative collateral	800	—	—	—	800	145,140	(144,340)	800	— %	— %
Repo Collateral	—	—	—	—	—	31,863	(31,863)	—	— %	— %

Total	$177,683	$—	$—	$—	$177,683	$353,878	$(176,195)	$177,683	0.38%	0.38%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2023 and 2022:

	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2023 Total	2022 Total	Increase/ (Decrease)	Total 2023 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Cash - Tax Escrow	$1,902	$—	$—	$—	$1,902	2,361	$(459)	$1,902	— %	— %
Mortgage Escrow	16,129	—	—	—	16,129	9,140	6,989	16,129	0.03%	0.03%

Total	$18,031	$—	$—	$—	$18,031	$11,501	$6,530	$18,031	0.03%	0.03%

19.	Federal Home Loan Bank

The Company is a member of the FHLB. Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its estimated maximum borrowing capacity with the FHLB as $1,683,708 as of December 31, 2023. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

The FHLB issued a LOC to the Company on behalf of an unrelated party effective July 1, 2021, with a maximum credit amount of $1,000 and an expiration date of December 31, 2021. A new LOC was issued to the Company on behalf of the same unrelated party effective December 1, 2021, with a maximum credit amount of $1,000 and expiration date of June 30, 2022. No amounts were drawn on either LOC during 2023 or 2022. Collateral related to the LOC is included in the disclosures below.

FHLB Capital Stock

Aggregate Totals:

As of December 31, 2023	Total	General Account	Separate Accounts
Membership Stock - Class A	$—	$—	$—
Membership Stock - Class B	7	7	—
Activity Stock	69,203	69,203	—
Excess Stock	2,250	2,250	—

Aggregate Total	$71,460	$71,460	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,683,708	$—	$—
As of December 31, 2022
Membership Stock - Class A	$—	$—	$—
Membership Stock - Class B	5,000	5,000	—
Activity Stock	45,085	45,085	—
Excess Stock	1	1	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,158,585	XXX	XXX

Membership Stock (Class A and B) Eligible and Not Eligible for Redemption:

Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	7	7	—	—	—	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date:

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$1,966,287	$2,110,097	$1,538,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral Pledged	$1,966,287	$2,110,097	$1,538,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,354,091	$1,496,904	$1,113,000

Maximum Amount Pledged During Reporting Period:

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$1,966,287	$2,110,097	$1,538,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$1,966,287	$2,110,097	$1,538,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,354,091	$1,496,904	$1,113,000

Borrowing from FHLB

Amount as of Reporting Date:

As of December 31, 2023	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	1,538,000	1,538,000	—	1,475,607
Other	—	—	—	XXX

Aggregate Total	$1,538,000	$1,538,000	$—	$1,475,607

As of December 31, 2022
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,046,812
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,046,812

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Maximum Amount During Reporting Period:

	Total	General Account	Separate Accounts
Debt	$—	$—	$—
Funding Agreements	1,588,000	1,588,000	—
Other	—	—	—

Aggregate Total	$1,588,000	$1,588,000	$—

FHLB - Prepayment Obligations

Does the Company have prepayment Obligations under the following arrangements? (YES/NO)
Debt	No
Funding Agreements	Yes
Other	No

20.	Subsequent Events

The Company has evaluated events and transactions that occurred from January 1, 2024 to April 22, 2024, the date these financial statements were available to be issued. There have been no Type I or Type II events or transactions that occurred subsequent to December 31, 2023 having a material effect on the financial statements, except as discussed below.

On January 11, 2024, the Company received $6,700 in cash from DLAC in settlement of the Company’s ceding commission receivable. On January 24, 2024, the Company paid $118,673 of securities and $184 of cash to DLAC in settlement of the Company’s reinsurance payable.